UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04878

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                                 SEI Investments
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund
June 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------   -----------   -------------
COMMON STOCK -- 98.4%
CONSUMER DISCRETIONARY -- 7.3%
   Abercrombie & Fitch, Cl A (A)                          42,300     $    2,651
   AnnTaylor Stores *                                      5,500            132
   Autoliv (A)                                           153,100          7,138
   Barnes & Noble (A)                                     94,200          2,340
   Black & Decker (A)                                      1,900            109
   BorgWarner                                             37,000          1,642
   Brinker International (A)                             139,100          2,629
   Brunswick (A)                                         105,100          1,114
   Cablevision Systems, Cl A * (A)                        54,300          1,227
   CBS, Cl B (A)                                         372,900          7,268
   Centex                                                 44,700            598
   Clear Channel Communications (A)                        2,900            102
   Coach *                                                87,400          2,524
   Comcast, Cl A (A)                                     260,200          4,936
   Darden Restaurants                                     96,200          3,073
   Dick's Sporting Goods * (A)                            86,000          1,526
   DIRECTV Group *                                       127,700          3,309
   Discovery Holding, Cl A *                              59,200          1,300
   DR Horton (A)                                          51,200            556
   Eastman Kodak (A)                                     174,300          2,515
   EW Scripps, Cl A                                       25,200          1,047
   Expedia *                                              31,400            577
   Ford Motor * (A)                                       37,000            178
   Fortune Brands                                          3,200            200
   Gannett (A)                                           211,700          4,588
   Gap (A)                                               199,700          3,329
   General Motors (A)                                    310,300          3,568
   Genuine Parts                                           9,000            357
   Getty Images *                                          3,200            109
   Goodyear Tire & Rubber *                               82,800          1,476
   Harley-Davidson (A)                                    58,000          2,103
   Hasbro (A)                                            298,800         10,673
   Hillenbrand                                             2,100             45
   Home Depot                                            799,200         18,717
   Idearc (A)                                             30,420             71
   J.C. Penney                                            31,500          1,143
   Jarden *                                                1,900             35
   Johnson Controls                                       71,100          2,039
   Jones Apparel Group                                   101,400          1,394
   KB Home (A)                                            69,200          1,172
   Lennar, Cl A                                            9,000            111
   Liberty Global, Cl A * (A)                            132,800          4,174
   Liberty Media - Capital, Ser A *                       24,400            351
   Liberty Media - Entertainment, ClA * (A)              207,000          5,016
   Macy's                                                277,200          5,383
   Mattel                                                164,600          2,818
   McDonald's                                            159,200          8,950
   MDC Holdings (A)                                        6,600            258
   Mohawk Industries * (A)                                 1,900            122
   Newell Rubbermaid                                      25,400            426
   News, Cl A                                            458,400          6,894
   NVR * (A)                                               6,100          3,050
   Pulte Homes (A)                                        71,100            685
   Ross Stores                                            67,500          2,398
   Sears Holdings * (A)                                    3,500            258
   Service International                                  26,300            259
   Sherwin-Williams (A)                                   58,400          2,682
   Snap-On                                                 5,900            307
   Stanley Works                                         122,797          5,505

                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------   -----------   -------------
   Time Warner                                         1,561,400     $   23,109
   Time Warner Cable, Cl A * (A)                          10,900            289
   Toll Brothers * (A)                                    48,000            899
   VF                                                     49,500          3,523
   Virgin Media (A)                                        7,500            102
   Walt Disney (A)                                       316,200          9,865
   Washington Post, Cl B                                   1,100            646
   Whirlpool (A)                                          44,400          2,741
   Wyndham Worldwide                                     178,000          3,188
                                                                     ----------
                                                                        193,519
                                                                     ----------
CONSUMER STAPLES -- 8.3%
   Alberto-Culver                                          2,800             74
   Altria Group                                          220,200          4,527
   Anheuser-Busch                                          5,900            367
   Archer-Daniels-Midland                                 97,600          3,294
   Avon Products                                           4,300            155
   BJ's Wholesale Club * (A)                              10,900            422
   Brown-Forman, Cl B                                     11,700            884
   Bunge (A)                                              50,100          5,395
   Campbell Soup                                           3,500            117
   Coca-Cola                                             132,800          6,903
   Coca-Cola Enterprises                                 377,600          6,532
   Colgate-Palmolive                                      44,200          3,054
   ConAgra Foods (A)                                     564,600         10,885
   Constellation Brands, Cl A * (A)                       96,900          1,924
   Corn Products International                            61,900          3,040
   Costco Wholesale (A)                                   40,000          2,806
   CVS Caremark                                           58,400          2,311
   Del Monte Foods                                       368,100          2,614
   Energizer Holdings * (A)                                9,900            724
   General Mills (A)                                     141,000          8,569
   HJ Heinz                                               26,900          1,287
   Hormel Foods (A)                                       10,300            356
   JM Smucker                                             31,000          1,260
   Kellogg                                                49,900          2,396
   Kimberly-Clark                                        162,500          9,714
   Kraft Foods, Cl A                                     211,460          6,016
   Kroger                                                515,400         14,880
   Lorillard *                                            11,600            802
   Molson Coors Brewing, Cl B                             25,100          1,364
   Pepsi Bottling Group                                  263,400          7,354
   PepsiAmericas (A)                                      42,800            847
   PepsiCo                                                89,300          5,679
   Philip Morris International                           194,400          9,601
   Procter & Gamble                                      652,800         39,697
   Reynolds American                                     100,600          4,695
   Safeway (A)                                           296,127          8,454
   Sara Lee                                              165,600          2,029
   Smithfield Foods * (A)                                 24,400            485
   SUPERVALU                                             186,445          5,759
   SYSCO                                                 117,800          3,241
   Tyson Foods, Cl A                                     184,900          2,762
   UST (A)                                                96,500          5,270
   Wal-Mart Stores (A)                                   300,200         16,871
   WM Wrigley Jr.                                         77,700          6,044
                                                                     ----------
                                                                        221,460
                                                                     ----------
ENERGY -- 19.1%
   Anadarko Petroleum                                    102,000          7,634
   Apache                                                144,900         20,141
   Cameron International * (A)                            33,800          1,871
   Chesapeake Energy (A)                                  12,400            818
   Chevron                                             1,001,000         99,229

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund
June 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------   -----------   -------------
   Cimarex Energy                                        110,400     $    7,691
   ConocoPhillips                                        821,593         77,550
   Continental Resources *                                 2,300            159
   Devon Energy                                           99,900         12,004
   El Paso                                                92,600          2,013
   EOG Resources (A)                                      60,400          7,924
   Exxon Mobil                                         1,961,500        172,867
   Forest Oil *                                           14,000          1,043
   Frontier Oil                                           38,100            911
   Helix Energy Solutions Group * (A)                      8,000            333
   Helmerich & Payne                                      14,000          1,008
   Hess                                                   41,500          5,237
   Marathon Oil                                          395,600         20,520
   Murphy Oil (A)                                         95,400          9,354
   Newfield Exploration *                                 12,000            783
   Noble Energy                                           52,900          5,320
   Occidental Petroleum                                  267,700         24,055
   Overseas Shipholding Group (A)                         12,700          1,010
   Patterson-UTI Energy                                  115,900          4,177
   Petro-Canada                                           68,100          3,797
   Pioneer Natural Resources                               1,700            133
   Plains Exploration & Production *                       5,100            372
   Pride International *                                   1,800             85
   Rowan                                                   4,500            210
   Schlumberger                                           28,350          3,046
   St. Mary Land & Exploration                             6,000            388
   Sunoco (A)                                             55,800          2,271
   Teekay Shipping (A)                                     2,500            113
   Valero Energy                                         291,600         12,008
   W&T Offshore (A)                                       56,700          3,318
   Williams                                               13,500            544
                                                                     ----------
                                                                        509,937
                                                                     ----------
FINANCIALS -- 23.5%
   ACE                                                    81,210          4,474
   Aflac                                                  28,600          1,796
   Alleghany * (A)                                         1,281            425
   Allied Capital (A)                                     39,200            545
   Allstate                                              480,400         21,901
   AMB Property + (A)                                     15,600            786
   American Capital Strategies (A)                        17,600            418
   American Financial Group                              112,800          3,017
   American International Group (A)                      851,600         22,533
   AmeriCredit * (A)                                      20,000            172
   Ameriprise Financial                                  107,600          4,376
   Annaly Capital Management +                           206,200          3,198
   AON (A)                                                47,900          2,201
   Apartment Investment & Management, Cl A +               3,100            106
   Associated Banc-Corp (A)                                4,300             83
   Assurant                                              153,600         10,131
   Astoria Financial                                      49,000            984
   AvalonBay Communities + (A)                             2,800            250
   Axis Capital Holdings                                 252,300          7,521
   Bancorpsouth (A)                                       62,600          1,095
   Bank of America (A)                                 2,455,750         58,619
   Bank of Hawaii (A)                                      7,900            378
   Bank of New York Mellon                               118,722          4,491
   BB&T (A)                                              439,600         10,010
   BlackRock (A)                                           3,200            566
   Boston Properties +                                     1,300            117
   Camden Property Trust +                                 7,500            332
   Capital One Financial (A)                             191,000          7,260

                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------   -----------   -------------
   CapitalSource + (A)                                    19,000     $      211
   CB Richard Ellis Group, Cl A * (A)                    171,300          3,289
   CBL & Associates Properties +                           4,400            100
   Charles Schwab                                        156,400          3,212
   Chubb                                                 374,000         18,330
   Cincinnati Financial                                    7,100            180
   CIT Group (A)                                         259,200          1,765
   Citigroup                                           2,057,900         34,490
   City National                                           4,100            172
   CME Group                                              15,100          5,786
   Colonial BancGroup (A)                                 27,300            121
   Comerica (A)                                          204,900          5,252
   Commerce Bancshares (A)                                27,200          1,079
   Conseco *                                               9,300             92
   Countrywide Financial (A)                             145,500            618
   Credicorp                                               6,600            542
   Cullen/Frost Bankers                                   32,300          1,610
   Discover Financial Services (A)                       247,050          3,254
   Douglas Emmett +                                       16,500            363
   Duke Realty +                                           5,200            117
   Endurance Specialty Holdings (A)                      195,200          6,010
   Equity Residential +                                    9,100            348
   Erie Indemnity, Cl A                                    5,600            258
   Essex Property Trust +                                  2,200            234
   Everest Re Group                                       84,200          6,712
   Fannie Mae (A)                                        360,400          7,031
   Federal Realty Investment Trust +                       3,200            221
   Federated Investors, Cl B                              78,500          2,702
   Fidelity National Financial, Cl A                      55,600            701
   Fifth Third Bancorp (A)                               330,100          3,360
   First Horizon National (A)                             68,600            510
   Franklin Resources                                     96,100          8,808
   Freddie Mac (A)                                       241,600          3,962
   Fulton Financial (A)                                   84,000            844
   Genworth Financial, Cl A                               93,500          1,665
   Goldman Sachs Group (A)                               145,600         25,465
   Hanover Insurance Group                                31,300          1,330
   Hartford Financial Services Group                     165,400         10,680
   HCP +                                                  26,900            856
   Health Care + (A)                                      19,900            886
   Hospitality Properties Trust + (A)                     94,500          2,311
   Hudson City Bancorp                                   131,700          2,197
   Huntington Bancshares (A)                              15,000             87
   IndyMac Bancorp (A)                                   102,900             64
   Invesco                                                 4,600            110
   iStar Financial + (A)                                  13,400            177
   Janus Capital Group (A)                               122,200          3,235
   Jefferies Group (A)                                    11,100            187
   Jones Lang LaSalle (A)                                 47,700          2,871
   JPMorgan Chase                                      1,666,804         57,188
   Keycorp (A)                                           381,500          4,189
   Kimco Realty +                                          6,200            214
   Lehman Brothers Holdings (A)                          139,800          2,769
   Leucadia National (A)                                  88,800          4,168
   Liberty Property Trust + (A)                            3,600            119
   Lincoln National                                      121,667          5,514
   Loews                                                 136,500          6,402
   M&T Bank (A)                                            9,800            691
   Mack-Cali Realty +                                     11,400            390
   Markel *                                                1,700            624
   Marsh & McLennan                                        7,300            194
   Marshall & Ilsley (A)                                  15,600            239
   MBIA (A)                                              234,300          1,029

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund
June 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------   -----------   -------------
   Merrill Lynch (A)                                     268,300     $    8,508
   MetLife (A)                                           186,100          9,820
   MGIC Investment (A)                                   100,300            613
   Moody's (A)                                            37,900          1,305
   Morgan Stanley                                        490,100         17,678
   NASDAQ Stock Market *                                  16,900            449
   National City (A)                                     213,600          1,019
   Nationwide Financial Services, Cl A                    89,600          4,302
   New York Community Bancorp (A)                         89,800          1,602
   Northern Trust                                         22,400          1,536
   NYSE Euronext (A)                                      22,100          1,120
   Old Republic International                            155,400          1,840
   PartnerRe (A)                                          18,100          1,251
   People's United Financial (A)                          18,700            292
   Philadelphia Consolidated Holding *                     6,300            214
   Plum Creek Timber + (A)                                20,900            893
   PNC Financial Services Group                           91,855          5,245
   Popular (A)                                           131,700            868
   Principal Financial Group (A)                         107,500          4,512
   Progressive (A)                                       261,900          4,903
   Prologis + (A)                                          8,300            451
   Prudential Financial                                   97,000          5,795
   Public Storage +                                       19,800          1,600
   Raymond James Financial (A)                            19,200            507
   Rayonier +                                              5,700            242
   Regency Centers +                                       2,000            118
   Regions Financial (A)                                 736,484          8,035
   Reinsurance Group of America                            3,000            131
   RenaissanceRe Holdings                                 35,900          1,604
   Safeco                                                157,100         10,551
   Simon Property Group +                                  1,300            117
   StanCorp Financial Group                                2,100             99
   State Street                                            6,300            403
   Sunstone Hotel Investors + (A)                         95,800          1,590
   SunTrust Banks                                        189,300          6,856
   TCF Financial (A)                                      38,000            457
   Torchmark (A)                                          60,000          3,519
   Travelers                                             587,500         25,497
   UnionBanCal                                             8,000            323
   Unitrin                                                15,900            438
   Unum Group (A)                                        136,300          2,787
   US Bancorp (A)                                        512,900         14,305
   Valley National Bancorp (A)                            28,369            447
   Vornado Realty Trust +                                  1,400            123
   Wachovia (A)                                          738,492         11,469
   Washington Federal (A)                                 32,700            592
   Washington Mutual (A)                                 382,600          1,886
   Webster Financial                                       4,000             74
   Wells Fargo (A)                                     1,157,000         27,479
   Whitney Holding (A)                                    47,200            864
   Wilmington Trust (A)                                   12,900            341
   WR Berkley                                            121,000          2,923
   XL Capital, Cl A (A)                                   56,500          1,162
                                                                     ----------
                                                                        626,675
                                                                     ----------
HEALTH CARE -- 9.2%
   Abbott Laboratories                                    21,200          1,123
   Aetna                                                   4,700            190
   Alcon (A)                                              27,700          4,509
   AmerisourceBergen                                     179,400          7,174
   Amgen *                                               361,200         17,034
   Applera - Applied Biosystems Group                     53,200          1,781
   Beckman Coulter                                           200             14

                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------   -----------   -------------
   Biogen Idec *                                          60,300     $    3,370
   Boston Scientific *                                    56,000            688
   Cardinal Health                                       123,300          6,360
   Celgene *                                              66,500          4,247
   Charles River Laboratories International *              7,600            486
   Cigna                                                 127,800          4,523
   Community Health Systems *                              8,600            284
   Cooper                                                  1,000             37
   Coventry Health Care *                                  1,600             49
   Covidien                                               25,850          1,238
   Eli Lilly                                             261,300         12,062
   Forest Laboratories *                                  89,200          3,099
   Genentech *                                            40,200          3,051
   Gilead Sciences *                                      96,800          5,125
   Hill-Rom Holdings (A)                                   3,200             86
   IMS Health                                              2,600             61
   Invitrogen * (A)                                       38,800          1,523
   Johnson & Johnson                                     621,000         39,955
   Kinetic Concepts *                                      1,800             72
   King Pharmaceuticals * (A)                            529,100          5,540
   LifePoint Hospitals * (A)                              14,500            410
   McKesson                                               20,100          1,124
   Medco Health Solutions *                               78,900          3,724
   Merck                                                 424,400         15,996
   Omnicare (A)                                            7,400            194
   PerkinElmer                                             7,500            209
   Pfizer                                              4,206,200         73,482
   Quest Diagnostics                                       6,700            325
   Tenet Healthcare * (A)                                 20,500            114
   Thermo Fisher Scientific *                             37,600          2,095
   UnitedHealth Group                                    176,000          4,620
   Universal Health Services, Cl B                         4,300            272
   Watson Pharmaceuticals *                                2,900             79
   WellPoint *                                            36,300          1,730
   Wyeth                                                 347,200         16,652
                                                                     ----------
                                                                        244,707
                                                                     ----------
INDUSTRIALS -- 9.9%
   3M                                                     58,000          4,036
   AGCO * (A)                                              6,400            335
   Alexander & Baldwin                                     3,600            164
   Alliant Techsystems *                                   1,000            102
   Allied Waste Industries *                             164,100          2,071
   Carlisle (A)                                            6,200            180
   Caterpillar (A)                                        50,500          3,728
   Con-way                                                 2,500            118
   Cooper Industries, Cl A                                25,600          1,011
   Copart *                                                3,000            129
   Crane                                                  24,000            925
   CSX                                                    91,100          5,722
   Cummins                                               132,500          8,681
   Deere (A)                                             106,400          7,675
   Dover                                                  62,800          3,038
   DRS Technologies                                          800             63
   Eaton                                                  72,200          6,135
   Emerson Electric                                       74,300          3,674
   Flowserve                                               2,300            314
   Fluor                                                   8,700          1,619
   Gardner Denver *                                       55,100          3,130
   General Dynamics                                       30,000          2,526
   General Electric                                    3,787,400        101,086
   Harsco                                                 56,700          3,085

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund
June 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------   -----------   -------------
   Hertz Global Holdings * (A)                            32,400     $      311
   Honeywell International                               213,600         10,740
   Hubbell, Cl B (A)                                      18,200            726
   Illinois Tool Works                                    85,900          4,081
   Ingersoll-Rand, Cl A                                  205,400          7,688
   ITT                                                     4,800            304
   KBR                                                     3,200            112
   Kennametal (A)                                          8,000            260
   L-3 Communications Holdings                            45,700          4,153
   Lincoln Electric Holdings                               6,900            543
   Lockheed Martin                                        30,600          3,019
   Masco (A)                                             139,600          2,196
   Norfolk Southern                                       95,500          5,985
   Northrop Grumman                                      252,600         16,899
   Northwest Airlines * (A)                               48,000            320
   Owens Corning * (A)                                    24,400            555
   Parker Hannifin (A)                                   184,200         13,137
   Pentair (A)                                            22,400            785
   Raytheon                                               60,700          3,416
   Republic Services                                       8,700            258
   RR Donnelley & Sons                                    10,600            315
   Ryder System (A)                                       58,600          4,036
   Shaw Group *                                            3,400            210
   Spirit Aerosystems Holdings, Cl A *                    59,200          1,135
   SPX                                                    10,100          1,330
   Teleflex                                                2,000            111
   Terex *                                                22,300          1,146
   Textron                                                42,000          2,013
   Timken                                                 17,100            563
   Tyco International                                     61,100          2,446
   UAL (A)                                                 3,000             16
   Union Pacific                                          55,800          4,213
   United Technologies                                   156,700          9,668
   URS *                                                  27,800          1,167
   Waste Management                                        4,400            166
   WW Grainger                                             2,900            237
                                                                     ----------
                                                                        263,807
                                                                     ----------
INFORMATION TECHNOLOGY -- 4.0%
   ADC Telecommunications * (A)                           24,100            356
   Advanced Micro Devices * (A)                           90,800            529
   Apple *                                                36,400          6,095
   Applied Materials                                     105,600          2,016
   Arrow Electronics *                                     6,000            184
   Avnet *                                                 3,300             90
   Broadcom, Cl A * (A)                                   38,500          1,051
   Cisco Systems *                                        71,900          1,672
   Computer Sciences *                                   182,800          8,562
   Compuware *                                           104,900          1,001
   Cree * (A)                                             34,000            775
   Flextronics International * (A)                       236,500          2,223
   Google, Cl A *                                         13,700          7,212
   Hewitt Associates, Cl A *                             138,600          5,313
   Hewlett-Packard                                       255,600         11,300
   Ingram Micro, Cl A *                                   77,200          1,370
   Intel                                                 125,600          2,698
   International Business Machines (A)                    84,000          9,957
   International Rectifier *                              10,200            196
   Intersil, Cl A (A)                                      8,400            204
   Juniper Networks * (A)                                 44,900            996
   Lexmark International, Cl A *                           8,100            271
   LSI Logic *                                            42,400            260
   MEMC Electronic Materials *                            46,300          2,849

                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------   -----------   -------------
   Metavante Technologies *                                5,400     $      122
   Micron Technology * (A)                                77,600            466
   Microsoft                                             108,000          2,971
   Molex                                                  21,400            522
   Motorola                                              748,400          5,493
   NCR *                                                   4,700            118
   Novellus Systems * (A)                                  5,500            117
   Nvidia *                                              137,500          2,574
   Sanmina-SCI *                                         634,300            812
   Seagate Technology (A)                                405,200          7,751
   Symantec * (A)                                        260,500          5,041
   Tech Data *                                             7,600            258
   Texas Instruments                                     106,600          3,002
   Tyco Electronics                                       15,750            564
   Vishay Intertechnology * (A)                          146,800          1,302
   Western Digital *                                     136,800          4,724
   Xerox                                                 259,700          3,522
                                                                     ----------
                                                                        106,539
                                                                     ----------
MATERIALS -- 4.7%
   Air Products & Chemicals                               70,600          6,980
   Airgas                                                  2,000            117
   Alcoa                                                 484,300         17,251
   Ashland                                                18,900            911
   Ball                                                   37,400          1,786
   Carpenter Technology                                   56,600          2,471
   Cytec Industries                                        2,500            137
   Dow Chemical (A)                                      610,700         21,320
   E.I. Du Pont de Nemours                               207,700          8,908
   Eastman Chemical                                       86,700          5,970
   FMC                                                    29,600          2,292
   Freeport-McMoRan Copper & Gold,
      Cl B (A)                                            10,755          1,260
   Huntsman                                                6,400             73
   International Paper (A)                               267,100          6,223
   Lubrizol                                               79,600          3,688
   MeadWestvaco                                           13,700            327
   Monsanto                                               45,000          5,690
   Mosaic *                                               13,900          2,011
   Newmont Mining                                          6,600            344
   Nucor                                                 248,900         18,585
   Owens-Illinois *                                       54,700          2,281
   PPG Industries                                        105,600          6,058
   Rohm & Haas (A)                                        80,800          3,752
   Sigma-Aldrich (A)                                      36,300          1,955
   Smurfit-Stone Container * (A)                         237,700            967
   Sonoco Products                                        94,700          2,931
   Steel Dynamics (A)                                      8,200            320
   United States Steel                                     1,300            240
   Valspar                                                74,900          1,416
   Weyerhaeuser                                            1,800             92
                                                                     ----------
                                                                        126,356
                                                                     ----------
TELECOMMUNICATION SERVICES -- 6.1%
   AT&T                                                2,934,502         98,863
   CenturyTel (A)                                        103,800          3,694
   Citizens Communications                                15,900            180
   Crown Castle International *                           19,000            736
   Embarq                                                  1,500             71
   Sprint Nextel (A)                                   1,065,850         10,126
   Telephone & Data Systems                               20,500            969
   Verizon Communications                              1,341,900         47,503
   Windstream                                             36,026            445
                                                                     ----------
                                                                        162,587
                                                                     ----------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund
June 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------   -----------   -------------
UTILITIES -- 6.3%
   Alliant Energy                                        246,300     $    8,438
   Ameren (A)                                            117,900          4,979
   American Electric Power                               257,400         10,355
   Atmos Energy                                            3,600             99
   CMS Energy (A)                                        119,700          1,784
   Consolidated Edison                                    54,000          2,111
   Constellation Energy Group                             49,200          4,039
   Dominion Resources                                     92,300          4,383
   DTE Energy                                            189,400          8,038
   Duke Energy                                           394,248          6,852
   Edison International                                  120,700          6,202
   Energen                                                24,200          1,888
   Energy East                                            97,600          2,413
   Entergy                                                80,600          9,711
   Equitable Resources                                     2,800            193
   Exelon                                                 70,800          6,369
   FirstEnergy                                           159,500         13,132
   FPL Group                                              97,500          6,394
   Great Plains Energy (A)                                10,200            258
   Hawaiian Electric Industries (A)                       17,700            438
   Integrys Energy Group                                   5,800            295
   MDU Resources Group                                     1,300             45
   National Fuel Gas                                       8,200            488
   Northeast Utilities                                     6,600            169
   NRG Energy *                                              800             34
   NSTAR                                                  23,100            781
   OGE Energy                                             16,000            507
   Oneok                                                  79,900          3,902
   Pepco Holdings                                        183,400          4,704
   PG&E                                                  189,600          7,525
   Pinnacle West Capital (A)                             234,800          7,225
   PPL                                                    54,400          2,844
   Progress Energy                                        62,300          2,606
   Public Service Enterprise Group                       223,300         10,256
   Puget Energy                                           51,500          1,235
   Questar                                                21,400          1,520
   Reliant Energy *                                      149,600          3,182
   SCANA                                                  21,100            781
   Sempra Energy (A)                                      34,200          1,931
   Sierra Pacific Resources                              206,700          2,627
   Southern (A)                                          144,400          5,042
   Southern Union                                          5,100            138
   UGI                                                    50,300          1,444
   Vectren                                                24,800            774
   Wisconsin Energy (A)                                   51,600          2,333
   Xcel Energy (A)                                       294,600          5,913
                                                                     ----------
                                                                        166,377
                                                                     ----------
Total Common Stock
   (Cost $2,641,676) ($ Thousands)                                    2,621,964
                                                                     ----------
AFFILIATED PARTNERSHIP -- 15.0%
   SEI Liquidity Fund, L.P.,
      2.750%**++(B)                                  399,171,802        399,172
                                                                     ----------
Total Affiliated Partnership
   (Cost $399,172) ($ Thousands)                                        399,172
                                                                     ----------

                                             Shares/ Face Amount    Market Value
Description                                     ($ Thousands)      ($ Thousands)
------------------------------------------   -------------------   -------------
CASH EQUIVALENT -- 1.2%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      2.530%**++                                  32,362,462         $   32,362
                                                                     ----------
Total Cash Equivalent
   (Cost $32,362) ($ Thousands)                                          32,362
                                                                     ----------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bills
      1.824%, 08/21/08 (C) (D)                   $     8,199              8,179
                                                                     ----------
Total U.S. Treasury Obligation
   (Cost $8,178) ($ Thousands)                                            8,179
                                                                     ----------
Total Investments -- 114.9%
   (Cost $ 3,081,388)
   ($ Thousands) @                                                   $3,061,677
                                                                     ==========

     Percentages are based on Net Assets of $2,665,532 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of June 30, 2008.

(A) This security or a partial position of this security is on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 was $380,214 ($ Thousands).

(B) This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2008 was $399,172 ($ Thousands).

(C)  The rate reported is the effective yield at time of purchase.

(D) Security, or portion thereof, has been pledged as collateral on open futures contracts.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security.

Cl   -- Class

L.P. -- Limited Partnership

Ser  -- Series

@ At June 30, 2008, the tax basis cost of the Fund's investments was $3,081,388 ($ Thousands), and the unrealized appreciation and depreciation were $426,505 ($ Thousands) and ($446,216) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:

                            NUMBER OF                   UNREALIZED
TYPE OF                     CONTRACTS    EXPIRATION   DEPRECIATION
CONTRACT                  LONG (SHORT)      DATE      ($ THOUSANDS)
-----------------------   ------------   ----------   -------------
S&P 500 Composite Index        88         Sept-2008      $(1,359)
                                                         =======

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund
June 30, 2008

                                                                   Market Value
Description                                          Shares       ($ Thousands)
-----------------------------------------------   -------------   -------------
COMMON STOCK -- 97.4% +++
CONSUMER DISCRETIONARY -- 9.1%
   Abercrombie & Fitch, Cl A                           11,800       $    740
   Amazon.com * (A)                                   132,560          9,721
   American Eagle Outfitters                          118,900          1,621
   AnnTaylor Stores *                                   6,700            161
   Apollo Group, Cl A * (A)                           111,400          4,931
   Autozone *                                             269             33
   Bed Bath & Beyond *                                  4,000            112
   Best Buy                                            30,400          1,204
   Big Lots * (A)                                      32,200          1,006
   Black & Decker                                       2,000            115
   BorgWarner                                          15,600            692
   Boyd Gaming (A)                                     35,900            451
   Brinker International (A)                           72,900          1,378
   Burger King Holdings                                10,000            268
   Cablevision Systems, Cl A *                         14,546            329
   Callaway Golf                                       12,200            144
   Carnival                                             6,800            224
   CBS, Cl B                                           12,563            245
   Central European Media Enterprises, Cl A *             700             63
   Christopher & Banks (A)                             28,100            191
   Clear Channel Communications                         1,700             60
   Coach *                                            152,241          4,397
   Comcast, Cl A (A)                                  356,770          6,768
   CROCS *                                             23,700            190
   Darden Restaurants                                  61,859          1,976
   Deckers Outdoor * (A)                               11,300          1,573
   Dick's Sporting Goods *                             30,600            543
   DIRECTV Group *                                    290,500          7,527
   Discovery Holding, Cl A *                           89,500          1,965
   DISH Network, Cl A *                                 7,300            214
   Dollar Tree *                                       38,189          1,248
   Fortune Brands (A)                                 156,600          9,773
   GameStop, Cl A * (A)                               114,200          4,614
   Garmin                                              19,500            835
   Gentex                                              11,700            169
   Goodyear Tire & Rubber *                            21,600            385
   Guess ?                                             20,900            783
   Gymboree *                                          40,700          1,631
   H&R Block                                           29,000            621
   Hanesbrands * (A)                                   60,500          1,642
   Home Depot                                          89,900          2,106
   IAC/InterActive * (A)                               88,500          1,706
   International Game Technology                      549,500         13,727
   ITT Educational Services *                           8,780            725
   John Wiley & Sons, Cl A                             11,900            536
   Johnson Controls                                   384,100         11,016
   Kohl's *                                             2,310             92
   Las Vegas Sands *                                    9,700            460
   Liberty Global, Cl A *                             134,782          4,236
   Limited Brands (A)                                  29,400            495
   Lowe's (A)                                         696,755         14,458
   Macy's                                              34,700            674
   McDonald's                                         284,300         15,983
   McGraw-Hill                                        337,691         13,548
   MGM Mirage *                                       475,200         16,105
   Newell Rubbermaid                                  151,290          2,540
   News, Cl A                                         103,484          1,556
   Nike, Cl B (A)                                     177,200         10,563
   Omnicom Group                                       21,028            944

                                                                   Market Value
Description                                          Shares       ($ Thousands)
-----------------------------------------------   -------------   -------------
   O'Reilly Automotive *                                4,300       $     96
   Orient-Express Hotels, Cl A                          8,600            374
   Penn National Gaming *                              43,800          1,408
   Pulte Homes                                         20,300            195
   Quiksilver *                                        28,900            284
   Regal Entertainment Group, Cl A                     15,100            231
   Rent-A-Center * (A)                                 12,729            262
   Ross Stores                                          7,100            252
   Saks *                                              12,500            137
   Sherwin-Williams                                     4,300            197
   Skechers U.S.A., Cl A *                             29,700            587
   Stamps.com *                                         7,400             92
   Staples                                          1,063,000         25,246
   Steven Madden *                                     12,300            226
   Target                                             378,172         17,581
   Texas Roadhouse, Cl A * (A)                         36,600            328
   Tiffany                                             19,700            803
   Tim Hortons                                         19,503            560
   Time Warner                                         71,700          1,061
   Time Warner Cable, Cl A * (A)                       77,200          2,044
   TJX                                                 40,300          1,268
   Urban Outfitters * (A)                              55,000          1,715
   Viacom, Cl B *                                     301,661          9,213
   WABCO Holdings                                       1,333             62
   Walt Disney (A)                                    153,983          4,804
   Weight Watchers International (A)                  451,500         16,078
   Whirlpool                                            1,700            105
   Williams-Sonoma                                      5,300            105
   Wyndham Worldwide                                    6,100            109
   Wynn Resorts                                        12,500          1,017
   XM Satellite Radio Holdings, Cl A *                 73,400            575
   Yum! Brands                                         96,804          3,397
                                                                    --------
                                                                     272,425
                                                                    --------
CONSUMER STAPLES -- 9.7%
   Alberto-Culver                                       5,300            139
   Altria Group                                       170,640          3,508
   Anheuser-Busch                                      16,063            998
   Avon Products                                       41,600          1,498
   Bare Escentuals * (A)                               46,000            862
   Brown-Forman, Cl B                                  33,700          2,547
   Campbell Soup                                       29,067            973
   Church & Dwight                                     17,700            997
   Clorox                                              33,600          1,754
   Coca-Cola                                          660,717         34,344
   Colgate-Palmolive                                  175,167         12,104
   Costco Wholesale (A)                               143,100         10,037
   CVS Caremark (A)                                   541,031         21,409
   Energizer Holdings *                                30,600          2,237
   Estee Lauder, Cl A                                   3,700            172
   General Mills (A)                                   20,500          1,246
   Hansen Natural *                                    10,100            291
   Herbalife                                           45,700          1,771
   HJ Heinz                                            61,500          2,943
   Kellogg                                             30,800          1,479
   Kimberly-Clark                                      99,702          5,960
   Kraft Foods, Cl A                                  141,140          4,015
   Kroger                                             236,100          6,816
   Lorillard *                                         13,500            934
   McCormick                                            1,100             39
   Pepsi Bottling Group                                64,553          1,802
   PepsiCo                                            790,294         50,255
   Philip Morris International                        121,640          6,008

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund
June 30, 2008

                                                                   Market Value
Description                                          Shares       ($ Thousands)
-----------------------------------------------   -------------   -------------
   Procter & Gamble                                   925,805       $ 56,298
   Reynolds American                                   31,500          1,470
   Sara Lee                                           108,900          1,334
   SYSCO                                               10,100            278
   UST                                                  4,400            240
   Walgreen                                           651,785         21,190
   Wal-Mart Stores (A)                                539,401         30,314
   Whole Foods Market                                  54,600          1,293
   WM Wrigley Jr.                                      25,600          1,991
                                                                    --------
                                                                     291,546
                                                                    --------
ENERGY -- 11.9%
   Arch Coal                                           12,500            938
   Baker Hughes                                         9,833            859
   Cabot Oil & Gas                                      2,500            169
   Cameron International * (A)                        369,852         20,471
   Chesapeake Energy (A)                              450,278         29,700
   Chevron                                             26,522          2,629
   Consol Energy                                       16,100          1,809
   Continental Resources *                              2,100            146
   Core Laboratories *                                 27,800          3,957
   Denbury Resources *                                 47,100          1,719
   Devon Energy                                       116,100         13,951
   Diamond Offshore Drilling                            8,400          1,169
   Dresser-Rand Group *                                20,800            813
   ENSCO International                                 16,000          1,292
   EOG Resources (A)                                  185,000         24,272
   Exxon Mobil                                        228,300         20,120
   FMC Technologies *                                  94,200          7,247
   Foundation Coal Holdings                             5,500            487
   Frontier Oil                                        30,300            725
   Frontline                                           10,200            712
   Global Industries *                                  2,800             50
   Halliburton                                        648,960         34,440
   Helix Energy Solutions Group *                       3,400            142
   Hess                                               159,920         20,180
   Holly                                                7,700            284
   Massey Energy                                       13,600          1,275
   National Oilwell Varco *                            36,129          3,205
   Noble                                               26,200          1,702
   Noble Energy                                        15,200          1,529
   Occidental Petroleum                               149,900         13,470
   Oceaneering International *                         11,800            909
   Patriot Coal *                                       3,700            567
   Patterson-UTI Energy                                18,600            670
   Peabody Energy                                       4,400            388
   Pride International *                               37,300          1,764
   Quicksilver Resources *                             19,900            769
   Range Resources                                     14,200            931
   Rowan                                                  700             33
   Schlumberger (A)                                   541,702         58,195
   Smith International                                 50,300          4,182
   Southwestern Energy *                              105,000          4,999
   Suncor Energy                                      380,560         22,118
   Sunoco (A)                                          76,100          3,097
   Superior Energy Services *                           3,300            182
   Tesoro                                              45,000            890
   Tidewater (A)                                       11,400            741
   Transocean                                          34,112          5,198
   Ultra Petroleum *                                   18,100          1,777
   Unit *                                              23,000          1,908
   Valero Energy                                       84,700          3,488
   Weatherford International * (A)                    544,606         27,007

                                                                   Market Value
Description                                          Shares       ($ Thousands)
-----------------------------------------------   -------------   -------------
   Williams (A)                                       158,800       $  6,401
   XTO Energy                                          20,986          1,438
                                                                    --------
                                                                     357,114
                                                                    --------
FINANCIALS -- 5.0%
   ACE                                                 18,900          1,041
   Aflac                                               60,434          3,795
   American Express                                    68,246          2,571
   American International Group                        20,003            529
   Arthur J. Gallagher                                  5,500            133
   Bank of Hawaii                                       8,900            425
   Bank of New York Mellon                              6,800            257
   BlackRock                                            5,300            938
   Charles Schwab                                   1,205,011         24,751
   CME Group                                          110,454         42,325
   CNA Financial (A)                                    7,800            196
   Discover Financial Services (A)                    397,930          5,241
   Eaton Vance                                         17,700            704
   Erie Indemnity, Cl A                                 2,600            120
   Essex Property Trust +                               3,700            394
   Federal Realty Investment Trust +                    1,600            110
   Federated Investors, Cl B                           19,900            685
   Forest City Enterprises, Cl A                        3,904            126
   Franklin Resources                                  23,712          2,173
   Goldman Sachs Group                                 19,896          3,480
   HCC Insurance Holdings                               5,600            118
   Health Care +                                        5,800            258
   Hudson City Bancorp                                370,300          6,177
   Interactive Brokers Group, Cl A *                    3,000             96
   IntercontinentalExchange *                         256,300         29,218
   Invesco                                             11,500            276
   Investment Technology Group *                       28,300            947
   Legg Mason                                           8,600            375
   MF Global * (A)                                     36,000            227
   Morgan Stanley                                      76,872          2,773
   MSCI, Cl A *                                        20,700            751
   NASDAQ Stock Market *                               38,600          1,025
   Northern Trust                                      25,018          1,715
   NYSE Euronext (A)                                   16,400            831
   PartnerRe (A)                                       52,700          3,643
   People's United Financial                           15,500            242
   Platinum Underwriters Holdings (A)                  73,000          2,381
   Plum Creek Timber +                                  9,300            397
   Principal Financial Group                            5,400            227
   Prologis +                                           4,300            234
   Prudential Financial                                 3,300            197
   Public Storage +                                     5,300            428
   Rayonier +                                           2,900            123
   Simon Property Group +                               3,100            279
   SLM *                                                4,618             89
   State Street                                         6,800            435
   Synovus Financial                                   12,600            110
   T. Rowe Price Group                                 16,124            911
   Taubman Centers +                                    5,600            272
   TD Ameritrade Holding *                            228,000          4,125
   UDR +                                                5,300            119
   Ventas +                                            22,000            937
   XL Capital, Cl A (A)                                22,900            471
                                                                    --------
                                                                     150,401
                                                                    --------
HEALTH CARE -- 16.5%
   Abbott Laboratories                                584,516         30,962
   Aetna                                               37,000          1,500
   Allergan (A)                                       793,258         41,289

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund
June 30, 2008

                                                                   Market Value
Description                                          Shares       ($ Thousands)
-----------------------------------------------   -------------   -------------
   Amgen *                                             97,853       $  4,615
   Amylin Pharmaceuticals * (A)                       240,579          6,108
   Analogic                                             5,800            366
   Applera - Applied Biosystems Group                  70,500          2,360
   Baxter International                               373,552         23,885
   Beckman Coulter                                      3,600            243
   Becton Dickinson                                    76,725          6,238
   Biogen Idec *                                       19,300          1,079
   Bristol-Myers Squibb                               441,800          9,070
   C.R. Bard                                           13,100          1,152
   Cardinal Health                                     51,488          2,656
   Celgene *                                           43,360          2,769
   Cerner * (A)                                         2,500            113
   Charles River Laboratories International *          12,500            799
   Cigna                                              118,221          4,184
   Cooper                                               2,900            108
   Covance *                                           52,100          4,482
   Coventry Health Care *                              15,000            456
   Cubist Pharmaceuticals * (A)                        48,300            863
   DaVita *                                             2,700            143
   Dentsply International                              83,200          3,062
   Dionex * (A)                                        13,700            909
   Edwards Lifesciences *                               4,500            279
   Eli Lilly                                          146,690          6,771
   Endo Pharmaceuticals Holdings * (A)                 63,200          1,529
   Express Scripts * (A)                              118,680          7,444
   Forest Laboratories *                               84,400          2,932
   Genentech *                                        664,970         50,471
   Gen-Probe *                                         22,100          1,049
   Genzyme *                                           16,000          1,152
   Gilead Sciences * (A)                              555,668         29,423
   Health Net *                                         2,600             62
   Henry Schein *                                      30,500          1,573
   HLTH *                                              38,400            435
   Hospira *                                           14,500            581
   Humana *                                            21,900            871
   Idexx Laboratories *                                96,100          4,684
   ImClone Systems *                                   25,600          1,036
   Intuitive Surgical *                                23,800          6,412
   Invitrogen *                                        28,200          1,107
   Johnson & Johnson                                  392,982         25,284
   Kinetic Concepts *                                  29,600          1,181
   Laboratory Corp of America Holdings *                5,700            397
   Martek Biosciences * (A)                             7,500            253
   McKesson                                            18,512          1,035
   Medco Health Solutions *                           133,082          6,281
   Medicines *                                         31,900            632
   Medicis Pharmaceutical, Cl A                        12,000            249
   Medtronic                                          247,800         12,824
   Merck                                              834,783         31,463
   Merit Medical Systems *                             12,300            181
   Omnicare                                             1,500             39
   OSI Pharmaceuticals * (A)                           31,600          1,306
   Patterson *                                         13,900            409
   Pediatrix Medical Group *                           17,800            876
   PerkinElmer                                          2,100             58
   Pfizer                                              47,100            823
   Pharmaceutical Product Development                  26,300          1,128
   Quest Diagnostics                                   64,700          3,136
   Schering-Plough                                  1,507,371         29,680
   St. Jude Medical *                                 364,190         14,888
   STERIS                                               5,400            155

                                                                   Market Value
Description                                          Shares       ($ Thousands)
-----------------------------------------------   -------------   -------------
   Stryker                                            381,610       $ 23,996
   Techne *                                             4,900            379
   Teva Pharmaceutical Industries ADR                 274,927         12,592
   Thermo Fisher Scientific *                         312,400         17,410
   UnitedHealth Group                               1,114,320         29,251
   Universal Health Services, Cl B                      3,100            196
   Varian Medical Systems *                            11,100            576
   VCA Antech *                                        20,720            576
   Warner Chilcott, Cl A *                            119,600          2,027
   Waters *                                             5,900            381
   Watson Pharmaceuticals *                             2,700             73
   WellPoint *                                         12,285            586
   Wyeth                                               95,018          4,557
   Zimmer Holdings *                                   54,663          3,720
                                                                    --------
                                                                     495,820
                                                                    --------
INDUSTRIALS -- 8.9%
   3M                                                  88,526          6,160
   Acuity Brands (A)                                   22,100          1,062
   AGCO *                                               5,100            267
   Alliant Techsystems *                               18,500          1,881
   Ametek                                              28,100          1,327
   Boeing                                             154,616         10,161
   Brink's                                              4,800            314
   Burlington Northern Santa Fe                        25,100          2,507
   C.H. Robinson Worldwide                              8,266            453
   Carlisle                                             1,400             41
   Caterpillar (A)                                     83,200          6,142
   ChoicePoint *                                        3,000            145
   Continental Airlines, Cl B *                        26,000            263
   Con-way                                              5,400            255
   Cooper Industries, Cl A                             11,000            434
   Copart *                                            26,400          1,130
   Corporate Executive Board                            7,900            332
   Corrections Corp of America *                       16,400            451
   Covanta Holding *                                    4,600            123
   CSX                                                 62,300          3,913
   Cummins                                            110,800          7,260
   Danaher                                             83,190          6,431
   Deere                                               13,700            988
   Delta Air Lines *                                   94,200            537
   Donaldson                                           15,800            705
   Dover                                               21,200          1,025
   Dun & Bradstreet                                     1,900            167
   Eaton                                                1,800            153
   Emerson Electric                                   373,608         18,475
   Equifax                                              3,500            118
   Expeditors International of Washington (A)         532,500         22,898
   Fastenal (A)                                        37,200          1,606
   First Solar * (A)                                   18,300          4,993
   Flowserve                                           17,700          2,420
   Fluor                                              122,100         22,720
   Foster Wheeler *                                    54,900          4,016
   General Dynamics                                     3,500            295
   General Electric                                   423,744         11,310
   Goodrich                                            60,700          2,881
   Harsco                                              36,600          1,991
   Hertz Global Holdings *                             17,400            167
   Honeywell International                            167,600          8,427
   Hubbell, Cl B                                       18,400            734
   IDEX                                                 1,600             59
   Illinois Tool Works                                 33,800          1,606

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund
June 30, 2008

                                                                    Market Value
Description                                             Shares      ($ Thousands)
--------------------------------------------------   ------------   -------------
   Ingersoll-Rand, Cl A                                   108,937     $    4,078
   Jacobs Engineering Group *                              29,600          2,389
   JB Hunt Transport Services                              27,400            912
   Joy Global                                               4,300            326
   Kansas City Southern *                                   2,800            123
   Kennametal                                               8,400            273
   Kimball International, Cl B                              7,900             65
   Kirby *                                                 17,300            830
   L-3 Communications Holdings                             34,400          3,126
   Landstar System                                          5,600            309
   Lincoln Electric Holdings                                4,900            386
   Lockheed Martin                                        106,415         10,499
   Manitowoc                                               14,000            455
   Manpower                                                 4,400            256
   McDermott International *                               16,100            996
   MPS Group *                                             10,200            108
   MSC Industrial Direct, Cl A                              2,300            101
   NCI Building Systems * (A)                               6,400            235
   Norfolk Southern (A)                                    77,700          4,869
   Northrop Grumman                                        66,248          4,432
   Northwest Airlines *                                    30,700            204
   Oshkosh Truck                                            3,900             81
   PACCAR                                                  25,750          1,077
   Pall                                                     9,200            365
   Parker Hannifin                                         20,850          1,487
   PeopleSupport * (A)                                     25,600            218
   Precision Castparts                                     80,091          7,718
   Quanta Services *                                        7,500            250
   Raytheon                                                58,400          3,287
   Republic Services                                       51,300          1,524
   Rockwell Automation                                     35,800          1,566
   Rockwell Collins                                        20,448            981
   Roper Industries                                        14,600            962
   Shaw Group *                                             4,800            297
   Southwest Airlines                                      19,700            257
   Steelcase, Cl A                                         88,300            886
   Stericycle *                                            89,890          4,647
   Terex *                                                  3,100            159
   Textron                                                 52,300          2,507
   Thomas & Betts *                                         2,600             98
   Toro                                                    19,400            645
   Tyco International                                      88,000          3,524
   UAL                                                     16,500             86
   Union Pacific                                           27,900          2,106
   United Parcel Service, Cl B                            368,375         22,644
   United Technologies                                    195,320         12,051
   URS *                                                    9,100            382
   Waste Management                                         3,800            143
   WESCO International * (A)                               73,200          2,931
   WW Grainger                                              1,400            115
                                                                      ----------
                                                                         267,309
                                                                      ----------
INFORMATION TECHNOLOGY -- 31.4%
   Accenture, Cl A                                        163,900          6,674
   Activision *                                           351,852         11,987
   Adobe Systems * (A)                                    125,200          4,932
   Advanced Micro Devices *                                32,000            186
   Affiliated Computer Services, Cl A *                    26,400          1,412
   Agilent Technologies *                                 155,000          5,509
   Akamai Technologies *                                    4,300            150
   Alliance Data Systems *                                  4,400            249
   Altera                                                  10,200            211
   Amdocs *                                                 7,500            221


                                                                    Market Value
Description                                             Shares      ($ Thousands)
--------------------------------------------------   ------------   ------------
   Amphenol, Cl A                                          18,600     $      835
   Analog Devices                                         147,700          4,692
   Apple *                                                459,019         76,858
   Applied Materials                                       32,705            624
   Arrow Electronics *                                     18,300            562
   Autodesk *                                               4,300            145
   Automatic Data Processing                               35,800          1,500
   Avnet *                                                 26,100            712
   Avocent *                                                3,900             73
   BMC Software *                                          11,100            400
   Broadcom, Cl A * (A)                                   187,900          5,128
   Broadridge Financial Solutions                          27,200            573
   Brocade Communications Systems *                        87,600            722
   CA                                                       7,700            178
   Cadence Design Systems * (A)                           230,811          2,331
   Ciena *                                                145,500          3,371
   Cisco Systems * (A)                                  1,615,376         37,574
   Citrix Systems *                                        21,300            626
   Cognex                                                   5,200            120
   CommScope *                                             21,700          1,145
   Corning                                                 68,900          1,588
   Cree *                                                  15,900            363
   Cypress Semiconductor *                                  9,600            238
   Daktronics (A)                                          12,100            244
   Dell *                                                 664,936         14,549
   Dolby Laboratories, Cl A *                               7,400            298
   DST Systems *                                           15,100            831
   eBay *                                               1,060,800         28,992
   Electronic Arts * (A)                                  560,610         24,908
   EMC *                                                  196,200          2,882
   Factset Research Systems (A)                            34,100          1,922
   Fidelity National Information Services                   3,100            114
   Fiserv *                                                 8,700            395
   Global Payments                                          9,700            452
   Google, Cl A *                                         170,081         89,534
   Harris                                                   2,800            141
   Hewitt Associates, Cl A *                               37,100          1,422
   Hewlett-Packard                                        868,600         38,401
   Integral Systems                                         2,600            101
   Integrated Device Technology * (A)                      47,500            472
   Intel                                                1,358,827         29,188
   International Business Machines                        188,439         22,336
   Intersil, Cl A                                          22,300            542
   Intuit *                                               958,800         26,434
   Iron Mountain *                                         34,000            903
   Juniper Networks *                                     603,800         13,392
   Kla-Tencor                                               3,700            151
   Linear Technology (A)                                  290,120          9,449
   LSI Logic *                                             34,500            212
   Mastercard, Cl A (A)                                   188,400         50,024
   McAfee *                                                42,800          1,456
   MEMC Electronic Materials *                             21,659          1,333
   Mettler Toledo International *                           4,200            398
   Micrel                                                  28,400            260
   Micron Technology *                                     19,800            119
   Microsoft                                            2,426,618         66,756
   Molex                                                   12,000            293
   Multi-Fineline Electronix * (A)                          3,000             83
   National Instruments                                     4,400            125
   National Semiconductor                                  40,500            832
   NAVTEQ *                                                32,200          2,479
   NetApp * (A)                                            41,500            899
   NeuStar, Cl A *                                         15,200            328

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund
June 30, 2008

                                                                    Market Value
Description                                             Shares      ($ Thousands)
--------------------------------------------------   ------------   ------------
   Nortel Networks *                                           16     $       --
   Nvidia *                                                73,977          1,385
   Oracle *                                               528,365         11,096
   QLogic * (A)                                           177,100          2,584
   Qualcomm (A)                                         2,141,678         95,026
   Rambus *                                                15,900            303
   Red Hat *                                                3,200             66
   Research In Motion *                                   531,340         62,114
   Salesforce.com *                                         9,300            635
   Seagate Technology (A)                               1,589,200         30,401
   Silicon Laboratories *                                 102,200          3,688
   SPSS *                                                   9,900            360
   Sun Microsystems *                                   1,134,600         12,344
   Symantec * (A)                                         300,100          5,807
   Synopsys *                                              39,564            946
   Teradata *                                             835,100         19,324
   Teradyne *                                              24,500            271
   Texas Instruments                                      240,315          6,767
   Trimble Navigation *                                    26,100            932
   Valueclick * (A)                                        53,800            815
   Varian Semiconductor Equipment Associates *              7,100            247
   VeriSign * (A)                                         410,900         15,532
   Visa, Cl A                                             425,140         34,568
   VMware, Cl A *                                           2,700            145
   Volterra Semiconductor * (A)                            20,100            347
   Western Digital *                                      134,000          4,627
   Western Union                                        1,004,370         24,828
   Xerox                                                   10,700            145
   Yahoo! *                                                12,900            267
   Zebra Technologies, Cl A *                               6,800            222
                                                                      ----------
                                                                         941,331
                                                                      ----------
MATERIALS -- 2.4%
   Air Products & Chemicals                                19,800          1,958
   AK Steel Holding (A)                                    40,000          2,760
   Allegheny Technologies                                   2,300            136
   Ball                                                     2,600            124
   Celanese, Ser A                                          7,500            343
   Cleveland-Cliffs                                        12,700          1,514
   Crown Holdings *                                         3,000             78
   E.I. Du Pont de Nemours                                 11,800            506
   Ecolab                                                  16,200            696
   Freeport-McMoRan Copper & Gold, Cl B (A)                55,200          6,469
   Greif, Cl A                                             14,100            903
   International Flavors & Fragrances                       4,100            160
   Lubrizol                                                 7,800            361
   Martin Marietta Materials                                5,200            539
   Monsanto                                                78,014          9,864
   Mosaic *                                                52,800          7,640
   Nalco Holding                                           28,200            596
   Newmont Mining                                           7,300            381
   Nucor                                                    2,400            179
   Olin (A)                                                56,800          1,487
   Owens-Illinois *                                        83,500          3,481
   Packaging Corp of America                               16,000            344
   Praxair                                                267,900         25,247
   Reliance Steel & Aluminum                               29,000          2,236
   Sigma-Aldrich                                           19,800          1,066
   Southern Copper                                         14,600          1,557
   Steel Dynamics                                          12,000            469
                                                                      ----------
                                                                          71,094
                                                                      ----------

                                                        Shares/
                                                      Face Amount   Market Value
Description                                          ($ Thousands)  ($ Thousands)
--------------------------------------------------   ------------   -------------
TELECOMMUNICATION SERVICES -- 1.8%
   American Tower, Cl A * (A)                             364,850     $   15,415
   Crown Castle International *                           855,380         33,129
   Leap Wireless International * (A)                       66,300          2,862
   Telephone & Data Systems                                10,600            501
   Windstream (A)                                         285,900          3,528
                                                                      ----------
                                                                          55,435
                                                                      ----------
UTILITIES -- 0.7%
   AES *                                                  243,100          4,670
   Allegheny Energy                                        14,900            746
   Constellation Energy Group                              24,000          1,970
   Equitable Resources                                     23,600          1,630
   Exelon                                                  31,800          2,861
   NRG Energy *                                            67,000          2,874
   PPL                                                     81,800          4,276
   Questar                                                 13,200            938
                                                                      ----------
                                                                          19,965
                                                                      ----------
Total Common Stock
   (Cost $2,529,806) ($ Thousands)                                     2,922,440
                                                                      ----------
AFFILIATED PARTNERSHIP -- 12.5%
   SEI Liquidity Fund, L.P.,
      2.750%** ++(B)                                  374,342,224        374,342
                                                                      ----------
Total Affiliated Partnership
   (Cost $374,342) ( $ Thousands)                                        374,342
                                                                      ----------
CASH EQUIVALENTS -- 2.6%
   Merrill Lynch EBP Master, 2.120%**                  14,069,019         14,069
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.530%**++                65,051,656         65,052
                                                                      ----------
Total Cash Equivalents
   (Cost $79,121) ($ Thousands)                                           79,121
                                                                      ----------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill
      1.824%, 08/21/08 (C) (D)                       $      5,785          5,771
                                                                      ----------
Total U.S. Treasury Obligation
   (Cost $5,770) ($ Thousands)                                             5,771
                                                                      ----------
Total Investments -- 112.7%
   (Cost $2,989,039) ($ Thousands) @                                  $3,381,674
                                                                      ==========

     Percentages are based on Net Assets of $3,001,218 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of June 30, 2008.

(A) This security or a partial position of this security is on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 was $363,661 ($ Thousands).

(B) This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2008 was $374,342 ($ Thousands).

(C)  The rate reported is the effective yield at time of purchase.

(D) Security or portion thereof, has been pledged as collateral on open futures contracts.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security.

+++ Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR -- American Depositary Receipt

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund
June 30, 2008

Cl -- Class
L.P. -- Limited Partnership
Ser -- Series

@ At June 30, 2008, the tax basis cost of the Fund's investments was $2,989,039 ($ Thousands), and the unrealized appreciation and depreciation were $552,332 ($ Thousands) and ($ 159,697) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:

                            NUMBER OF                   UNREALIZED
TYPE OF                     CONTRACTS    EXPIRATION    DEPRECIATION
CONTRACT                  LONG (SHORT)      DATE      ($ THOUSANDS)
-----------------------   ------------   ----------   -------------
S&P 500 Composite Index        177        Sept-2008      $(2,711)
                                                         =======

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund
June 30, 2008

                                                                      Market Value
Description                                              Shares      ($ Thousands)
--------------------------------------------------   -------------   -------------
COMMON STOCK -- 97.6%
CONSUMER DISCRETIONARY -- 8.4%
   Abercrombie & Fitch, Cl A                                 4,600     $      288
   Amazon.com * (A)                                         59,520          4,365
   American Eagle Outfitters                                 6,300             86
   Apollo Group, Cl A * (A)                                  3,225            143
   Autoliv (A)                                              63,500          2,960
   Autonation * (A)                                         18,800            188
   Autozone *                                                3,200            387
   Barnes & Noble (A)                                       21,250            528
   Bed Bath & Beyond * (A)                                   5,700            160
   Best Buy (A)                                             46,675          1,848
   Big Lots * (A)                                            3,200            100
   Black & Decker (A)                                          750             43
   Boyd Gaming                                               7,900             99
   Brinker International                                     2,325             44
   Brunswick (A)                                            27,400            290
   Cablevision Systems, Cl A * (A)                           9,900            224
   Carmax * (A)                                              4,080             58
   Cavco Industries *                                          130              4
   CBRL Group (A)                                            2,500             61
   CBS, Cl B (A)                                           184,410          3,594
   CEC Entertainment *                                       3,000             84
   Centex                                                   28,650            383
   Central European Media Enterprises, Cl A * (A)            1,100            100
   Clear Channel Communications (A)                          7,400            261
   Coach *                                                 101,500          2,931
   Comcast, Cl A (A)                                       237,471          4,505
   Darden Restaurants                                       17,600            562
   Deckers Outdoor *                                         7,500          1,044
   DeVry                                                     1,021             55
   Dick's Sporting Goods * (A)                               3,000             53
   DIRECTV Group *                                         180,065          4,666
   Discovery Holding, Cl A *                                 4,780            105
   DISH Network, Cl A * (A)                                  5,350            157
   Dollar Tree *                                             6,300            206
   DR Horton                                                13,850            150
   DreamWorks Animation SKG, Cl A *                          5,600            167
   Eastman Kodak (A)                                        65,300            942
   Ethan Allen Interiors (A)                                30,500            750
   Expedia *                                                 1,535             28
   Foot Locker                                               5,350             67
   Ford Motor * (A)                                         69,672            335
   Fortune Brands (A)                                      106,942          6,674
   GameStop, Cl A *                                          3,622            146
   Gannett (A)                                             117,500          2,546
   Gap (A)                                                 125,650          2,095
   General Motors (A)                                       48,200            554
   Gentex (A)                                                9,000            130
   Genuine Parts                                             4,950            196
   Goodyear Tire & Rubber *                                 55,150            983
   H&R Block                                                 6,800            146
   Harley-Davidson (A)                                      28,400          1,030
   Harman International Industries                           2,200             91
   Hasbro (A)                                              141,000          5,037
   Hearst-Argyle Television                                    700             13
   Home Depot                                              361,000          8,455
   IAC/InterActive *                                         1,191             23
   Idearc (A)                                               11,225             26
   International Game Technology                           321,200          8,024
   International Speedway, Cl A (A)                          8,700            340

                                                                      Market Value
Description                                              Shares      ($ Thousands)
--------------------------------------------------   -------------   -------------
   Interpublic Group * (A)                                   3,050     $       26
   ITT Educational Services *                                1,200             99
   J.C. Penney                                              40,000          1,452
   Jack in the Box * (A)                                    13,000            291
   Johnson Controls                                        122,200          3,505
   Jones Apparel Group                                      55,200            759
   KB Home (A)                                              17,900            303
   Kohl's * (A)                                             15,200            609
   Leggett & Platt (A)                                      59,300            994
   Liberty Global, Ser C *                                   2,201             67
   Liberty Global, Cl A * (A)                               19,870            625
   Liberty Media - Capital, Ser A *                          2,390             34
   Liberty Media - Entertainment, Cl A *                    30,360            736
   Liberty Media - Interactive, Cl A *                       7,950            117
   Limited Brands (A)                                        9,450            159
   Lowe's (A)                                              460,854          9,563
   Macy's                                                  115,400          2,241
   Marriott International, Cl A                             11,600            304
   Mattel                                                   98,100          1,679
   McDonald's                                              228,862         12,867
   McGraw-Hill                                             218,361          8,761
   MDC Holdings                                              1,150             45
   MGM Mirage *                                            239,100          8,103
   Mohawk Industries * (A)                                     950             61
   Newell Rubbermaid                                        94,720          1,590
   News, Cl A                                              199,694          3,003
   Nike, Cl B (A)                                           92,200          5,496
   Nordstrom (A)                                             9,800            297
   NVR * (A)                                                 2,700          1,350
   Office Depot *                                            9,050             99
   Omnicom Group                                            20,000            898
   O'Reilly Automotive * (A)                                 1,800             40
   Penn National Gaming *                                    2,900             93
   PetSmart                                                  1,700             34
   Pulte Homes (A)                                           2,800             27
   Rent-A-Center * (A)                                      36,500            751
   Ross Stores                                              29,400          1,044
   Royal Caribbean Cruises                                   4,700            106
   Saks * (A)                                                6,000             66
   Sears Holdings * (A)                                      1,415            104
   Shaw Communications, Cl B                                84,600          1,723
   Sherwin-Williams (A)                                     21,600            992
   Skechers U.S.A., Cl A *                                   9,700            192
   Snap-On                                                   3,600            187
   Stamps.com *                                              4,500             56
   Stanley Works                                            40,800          1,829
   Staples (A)                                             665,525         15,806
   Starbucks * (A)                                          16,700            263
   Starwood Hotels & Resorts Worldwide                       3,150            126
   Target                                                  228,110         10,605
   Tiffany                                                   1,300             53
   Time Warner                                             708,500         10,486
   Time Warner Cable, Cl A * (A)                             5,400            143
   TJX (A)                                                  28,300            891
   Toll Brothers * (A)                                       4,900             92
   Under Armour, Cl A * (A)                                 12,800            328
   Urban Outfitters *                                        3,950            123
   Valassis Communications * (A)                            43,800            548
   VF                                                        6,300            449
   Viacom, Cl B *                                          100,582          3,072
   Virgin Media (A)                                          6,900             94
   WABCO Holdings                                            1,200             56
   Walt Disney (A)                                         185,900          5,800

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund
June 30, 2008

                                                                      Market Value
Description                                              Shares      ($ Thousands)
--------------------------------------------------   -------------   -------------
   Washington Post, Cl B                                       100     $       59
   Weight Watchers International (A)                       240,000          8,546
   Whirlpool (A)                                            35,000          2,161
   Williams-Sonoma (A)                                       2,000             40
   Wyndham Worldwide (A)                                    67,300          1,205
   Wynn Resorts (A)                                          1,600            130
   Yum! Brands                                              52,700          1,849
                                                                       ----------
                                                                          205,832
                                                                       ----------
CONSUMER STAPLES -- 8.4%
   Altria Group                                            125,100          2,572
   Anheuser-Busch                                           20,500          1,273
   Archer-Daniels-Midland                                  141,057          4,761
   Avon Products                                            11,200            403
   BJ's Wholesale Club * (A)                                 9,000            348
   Brown-Forman, Cl B                                        1,200             91
   Bunge (A)                                                21,400          2,305
   Campbell Soup                                             7,500            251
   Clorox                                                   27,950          1,459
   Coca-Cola                                               279,700         14,539
   Coca-Cola Enterprises                                   103,150          1,784
   Colgate-Palmolive                                        75,402          5,210
   ConAgra Foods                                           261,500          5,042
   Constellation Brands, Cl A *                              3,000             60
   Costco Wholesale (A)                                     93,769          6,577
   CVS Caremark                                            295,645         11,699
   Dean Foods *                                              1,350             26
   Del Monte Foods                                         121,900            865
   Dr Pepper Snapple Group *                                 4,500             94
   Energizer Holdings * (A)                                  6,400            468
   General Mills (A)                                        60,700          3,689
   Hershey (A)                                               3,600            118
   HJ Heinz                                                  2,150            103
   Hormel Foods                                              4,000            138
   Kellogg                                                  12,500            600
   Kimberly-Clark                                           58,700          3,509
   Kraft Foods, Cl A                                       159,515          4,538
   Kroger                                                  234,100          6,758
   Lorillard *                                               5,300            367
   McCormick                                                 2,100             75
   Molson Coors Brewing, Cl B                               15,000            815
   Pepsi Bottling Group                                     53,200          1,485
   PepsiAmericas                                             9,500            188
   PepsiCo                                                 357,977         22,764
   Philip Morris International                             140,100          6,920
   Procter & Gamble                                        719,236         43,737
   Reynolds American                                        49,300          2,301
   Safeway (A)                                             149,134          4,258
   Sara Lee                                                265,100          3,247
   Smithfield Foods *                                        1,350             27
   SUPERVALU                                                79,850          2,467
   SYSCO                                                    71,050          1,955
   TreeHouse Foods *                                           282              7
   Tyson Foods, Cl A                                        26,372            394
   UST (A)                                                  33,600          1,835
   Walgreen                                                366,300         11,908
   Wal-Mart Stores (A)                                     324,500         18,237
   Whole Foods Market (A)                                    2,500             59
   WM Wrigley Jr.                                           29,625          2,304
                                                                       ----------
                                                                          204,630
                                                                       ----------
ENERGY -- 15.8%
   Anadarko Petroleum                                       38,400          2,874
   Apache                                                   55,771          7,752

                                                                      Market Value
Description                                              Shares      ($ Thousands)
--------------------------------------------------   -------------   -------------
   Arch Coal                                                 3,800     $      285
   Baker Hughes                                              4,341            379
   BJ Services                                               3,100             99
   Cabot Oil & Gas                                           1,000             68
   Cameron International * (A)                             186,300         10,312
   Chesapeake Energy (A)                                   264,170         17,425
   Chevron                                                 444,262         44,040
   Cimarex Energy (A)                                       44,485          3,099
   ConocoPhillips                                          390,075         36,819
   Consol Energy                                             2,800            315
   Devon Energy                                            117,890         14,166
   Diamond Offshore Drilling                                   700             97
   Dresser-Rand Group *                                      4,750            186
   El Paso                                                  59,400          1,291
   ENSCO International                                       6,000            484
   EOG Resources (A)                                       127,900         16,781
   Exxon Mobil                                             870,778         76,742
   FMC Technologies *                                       27,300          2,100
   Forest Oil *                                              1,150             86
   Foundation Coal Holdings                                  2,050            182
   Frontline                                                 1,400             98
   Halliburton                                             367,576         19,507
   Helix Energy Solutions Group *                              850             35
   Helmerich & Payne                                         4,300            310
   Hess                                                    125,820         15,877
   Holly                                                    30,600          1,130
   Marathon Oil                                            181,974          9,439
   Mariner Energy *                                            931             34
   Massey Energy                                             2,200            206
   Murphy Oil                                               35,100          3,442
   Nabors Industries *                                       3,600            177
   National Oilwell Varco * (A)                             22,906          2,032
   Newfield Exploration *                                    5,100            333
   Noble                                                     8,900            578
   Noble Energy                                             15,950          1,604
   Occidental Petroleum                                    233,000         20,937
   Overseas Shipholding Group (A)                            1,600            127
   Patriot Coal * (A)                                          440             67
   Patterson-UTI Energy                                     80,400          2,898
   Peabody Energy                                            4,400            387
   Petro-Canada                                             27,000          1,505
   PetroHawk Energy *                                        2,600            120
   Pioneer Natural Resources                                 4,950            387
   Plains Exploration & Production *                         4,095            299
   Pride International *                                     9,550            452
   Range Resources                                           1,600            105
   Rowan                                                     5,600            262
   Schlumberger                                            247,726         26,613
   Smith International                                       9,000            748
   Southwestern Energy *                                    10,400            495
   Spectra Energy                                           10,922            314
   Suncor Energy (A)                                       237,508         13,804
   Sunoco (A)                                               22,500            916
   Tidewater                                                   950             62
   Transocean                                                5,277            804
   Unit *                                                      850             71
   Valero Energy                                            98,994          4,077
   W&T Offshore (A)                                         24,900          1,457
   Weatherford International * (A)                         310,100         15,378
   Williams                                                 30,600          1,233
   XTO Energy                                               29,720          2,036
                                                                       ----------
                                                                          385,938
                                                                       ----------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund
June 30, 2008

                                                                      Market Value
Description                                              Shares      ($ Thousands)
--------------------------------------------------   -------------   -------------
FINANCIALS -- 13.6%
   ACE                                                      79,100     $    4,358
   Affiliated Managers Group *                               1,350            122
   Aflac                                                     9,650            606
   Alleghany *                                                 102             34
   Allied World Assurance Holdings                             600             24
   Allstate                                                206,800          9,428
   AMB Property +                                            1,700             86
   American Express                                         44,200          1,665
   American Financial Group                                 65,400          1,749
   American International Group (A)                        323,300          8,554
   American Physicians Capital                               2,400            116
   Ameriprise Financial                                     63,000          2,562
   Annaly Capital Management +                             137,000          2,125
   AON (A)                                                  18,250            838
   Arch Capital Group *                                     10,100            670
   Arthur J. Gallagher                                         950             23
   Aspen Insurance Holdings                                  8,800            208
   Associated Banc-Corp                                      5,000             96
   Assurant                                                 50,000          3,298
   Astoria Financial                                         4,800             96
   AvalonBay Communities + (A)                               1,100             98
   Axis Capital Holdings                                   112,150          3,343
   Banco Bilbao Vizcaya Argentaria ADR                       1,242             24
   Bank of America (A)                                     946,223         22,586
   Bank of Hawaii                                               50              2
   Bank of New York Mellon                                  62,884          2,379
   BB&T (A)                                                129,400          2,946
   Boston Properties +                                       1,600            144
   Brandywine Realty Trust +                                42,000            662
   Camden Property Trust +                                   2,200             97
   Capital One Financial (A)                               151,501          5,759
   CB Richard Ellis Group, Cl A * (A)                       88,400          1,697
   CBL & Associates Properties + (A)                        14,100            322
   Cedar Shopping Centers +                                  6,400             75
   Central Pacific Financial                                 5,800             62
   Charles Schwab                                          776,963         15,959
   Chubb                                                   194,200          9,518
   Cincinnati Financial                                     37,500            953
   CIT Group (A)                                            80,200            546
   Citigroup                                               736,773         12,348
   CME Group                                                65,860         25,237
   Comerica (A)                                             90,200          2,312
   Conseco *                                                10,000             99
   Countrywide Financial (A)                                80,400            342
   Developers Diversified Realty +                           5,500            191
   Discover Financial Services                             328,365          4,325
   Duke Realty +                                             5,550            125
   Endurance Specialty Holdings (A)                         78,200          2,408
   Equity Residential +                                      8,950            343
   Erie Indemnity, Cl A                                      3,500            162
   Everest Re Group                                         30,100          2,399
   Fannie Mae (A)                                           92,000          1,795
   Federal Realty Investment Trust +                           300             21
   Fidelity National Financial, Cl A                        32,299            407
   Fifth Third Bancorp (A)                                 137,300          1,398
   First Horizon National (A)                               31,800            236
   FirstMerit (A)                                            2,600             42
   Forestar Real Estate Group *                                366              7
   Franklin Resources                                       44,600          4,088
   Freddie Mac (A)                                          65,400          1,073
   General Growth Properties +                               5,300            186

                                                                      Market Value
Description                                              Shares      ($ Thousands)
--------------------------------------------------   -------------   -------------
   Genworth Financial, Cl A                                 45,700     $      814
   Goldman Sachs Group                                      56,400          9,864
   Hanover Insurance Group                                   8,200            348
   Hartford Financial Services Group                        68,400          4,417
   HCC Insurance Holdings                                    1,500             32
   HCP +                                                     5,300            169
   Health Care + (A)                                           650             29
   Highwoods Properties +                                    1,500             47
   Hospitality Properties Trust + (A)                       57,500          1,406
   Host Hotels & Resorts + (A)                              26,632            364
   HRPT Properties Trust + (A)                              13,400             91
   Hudson City Bancorp                                      73,200          1,221
   Huntington Bancshares (A)                                71,000            410
   IndyMac Bancorp (A)                                      19,500             12
   Interactive Brokers Group, Cl A *                         8,200            263
   IntercontinentalExchange *                              139,000         15,846
   Invesco                                                   5,400            129
   Investment Technology Group *                             2,400             80
   Janus Capital Group (A)                                  56,450          1,494
   Jones Lang LaSalle (A)                                   14,700            885
   JPMorgan Chase                                          712,670         24,452
   Keycorp (A)                                             203,900          2,239
   Kimco Realty + (A)                                        1,600             55
   Legg Mason                                                2,700            118
   Lehman Brothers Holdings (A)                             54,000          1,070
   Leucadia National                                         2,200            103
   Lexington Realty Trust + (A)                             15,800            215
   Liberty Property Trust +                                  1,650             55
   Lincoln National                                         58,036          2,630
   Loews                                                     3,200            150
   M&T Bank (A)                                              1,750            123
   Macerich +                                                  650             40
   Mack-Cali Realty +                                        2,400             82
   MainSource Financial Group (A)                            2,300             36
   Manulife Financial                                        9,245            321
   Marsh & McLennan                                         11,253            299
   MBIA (A)                                                 50,900            223
   Merrill Lynch (A)                                       143,650          4,555
   MetLife (A)                                              81,000          4,274
   MGIC Investment (A)                                      23,800            145
   Montpelier Re Holdings (A)                               36,200            534
   Moody's (A)                                              15,000            517
   Morgan Stanley                                          277,000          9,991
   MSCI, Cl A *                                             10,400            377
   NASDAQ Stock Market *                                     1,200             32
   National City (A)                                        83,300            397
   Nationwide Financial Services, Cl A                      37,850          1,817
   Nationwide Health Properties +                            3,200            101
   New York Community Bancorp (A)                            2,237             40
   Northern Trust                                            3,400            233
   Nymex Holdings                                            2,300            194
   NYSE Euronext (A)                                         9,900            501
   Old Republic International                               70,976            840
   OneBeacon Insurance Group, Cl A                           5,600             98
   Oriental Financial Group                                 12,700            181
   PartnerRe (A)                                             5,800            401
   Penson Worldwide *                                        5,000             60
   People's United Financial                                 4,725             74
   PHH *                                                       957             15
   Phoenix (A)                                              15,400            117
   Piper Jaffray *                                             366             11
   Platinum Underwriters Holdings (A)                       42,800          1,396
   Plum Creek Timber + (A)                                   4,700            201

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund
June 30, 2008

                                                                      Market Value
Description                                              Shares      ($ Thousands)
--------------------------------------------------   -------------   -------------
   PMI Group (A)                                            16,000     $       31
   PNC Financial Services Group                             55,207          3,152
   Popular (A)                                              21,600            142
   Principal Financial Group (A)                            45,400          1,905
   Progressive (A)                                         108,700          2,035
   Prologis +                                               13,854            753
   Protective Life                                           2,000             76
   Provident Bankshares (A)                                 23,400            149
   Prudential Financial                                     57,900          3,459
   Public Storage +                                          6,650            537
   Ramco-Gershenson Properties +                             7,100            146
   Raymond James Financial (A)                               2,025             53
   Rayonier +                                                1,600             68
   Realty Income + (A)                                       1,050             24
   Regency Centers +                                           850             50
   Regions Financial (A)                                   514,720          5,616
   Reinsurance Group of America                             28,000          1,219
   Safeco                                                   62,950          4,228
   SeaBright Insurance Holdings *                           18,400            266
   Simon Property Group + (A)                                6,425            578
   SL Green Realty + (A)                                     1,200             99
   SLM * (A)                                                15,800            306
   Sovereign Bancorp (A)                                     8,190             60
   St. Joe (A)                                               1,750             60
   State Street                                              2,255            144
   Sterling Financial (A)                                   20,900             87
   Student Loan                                                900             88
   Sunstone Hotel Investors + (A)                           68,000          1,129
   SunTrust Banks (A)                                       86,000          3,115
   SVB Financial Group * (A)                                 1,550             75
   Synovus Financial (A)                                     5,000             44
   T. Rowe Price Group (A)                                  33,100          1,869
   Taubman Centers +                                         2,350            114
   TCF Financial                                             7,900             95
   TD Ameritrade Holding *                                   4,350             79
   Torchmark                                                27,550          1,616
   Toronto-Dominion Bank                                     1,949            121
   Transatlantic Holdings                                    1,100             62
   Travelers                                               253,031         10,982
   UDR + (A)                                                 4,600            103
   UnionBanCal                                              25,050          1,013
   Unitrin                                                     550             15
   Unum Group (A)                                           47,750            976
   US Bancorp (A)                                          274,461          7,655
   Ventas +                                                  3,450            147
   Vornado Realty Trust +                                    1,500            132
   Wachovia (A)                                            225,651          3,504
   Waddell & Reed Financial, Cl A                            3,900            137
   Washington Federal (A)                                   36,000            652
   Washington Mutual (A)                                   131,700            649
   Weingarten Realty Investors +                               700             21
   Wells Fargo (A)                                         446,055         10,594
   White Mountains Insurance Group                             200             86
   Whitney Holding (A)                                       1,200             22
   WR Berkley                                               48,500          1,172
   XL Capital, Cl A (A)                                     14,200            292
   Zions Bancorporation (A)                                 37,700          1,187
                                                                       ----------
                                                                          333,597
                                                                       ----------
HEALTH CARE -- 12.7%
   Abbott Laboratories                                     227,300         12,040
   Advanced Medical Optics * (A)                             1,222             23
   Aetna                                                    48,600          1,970

                                                                      Market Value
Description                                              Shares      ($ Thousands)
--------------------------------------------------   -------------   -------------
   Alcon (A)                                                 9,800     $    1,595
   Allergan (A)                                            445,808         23,204
   AmerisourceBergen                                        71,002          2,839
   Amgen *                                                 182,242          8,594
   AMN Healthcare Services *                                 3,600             61
   Amylin Pharmaceuticals * (A)                            163,110          4,141
   Applera - Applied Biosystems Group                       25,850            865
   Barr Pharmaceuticals *                                    1,850             83
   Baxter International                                    169,780         10,856
   Beckman Coulter                                             600             40
   Becton Dickinson                                         26,750          2,175
   Biogen Idec *                                             8,420            471
   Boston Scientific *                                      31,817            391
   Bristol-Myers Squibb                                     22,500            462
   C.R. Bard                                                 3,800            334
   Cardinal Health                                          71,630          3,695
   Celgene *                                                26,300          1,680
   Cephalon *                                                1,000             67
   Charles River Laboratories International * (A)           18,300          1,170
   Cigna                                                    57,000          2,017
   Covance *                                                   350             30
   Covidien                                                 14,450            692
   DaVita *                                                  2,325            123
   Dentsply International                                      900             33
   Dionex * (A)                                              7,600            504
   Eli Lilly                                               154,888          7,150
   Express Scripts *                                        33,000          2,070
   Forest Laboratories *                                    46,072          1,601
   Genentech *                                             404,550         30,705
   Genzyme *                                                 4,350            313
   Gilead Sciences * (A)                                   330,180         17,483
   Health Net *                                              1,600             38
   HLTH *                                                   10,300            117
   Hologic * (A)                                             3,120             68
   Hospira *                                                 3,920            157
   Humana *                                                  8,600            342
   Illumina *                                                1,200            105
   ImClone Systems *                                           650             26
   IMS Health                                                1,972             46
   Intuitive Surgical *                                      3,550            956
   Inverness Medical Innovations *                           3,100            103
   Invitrogen *                                              2,700            106
   Johnson & Johnson                                       422,400         27,177
   King Pharmaceuticals *                                  133,500          1,398
   Laboratory Corp of America Holdings *                     5,300            369
   LifePoint Hospitals *                                     1,600             45
   Lincare Holdings *                                        1,750             50
   McKesson                                                 12,126            678
   Medco Health Solutions *                                 51,392          2,426
   Medicines *                                              12,600            250
   Medicis Pharmaceutical, Cl A                              2,200             46
   Medtronic                                                61,600          3,188
   Merck                                                   497,755         18,760
   Merit Medical Systems *                                   6,300             93
   Millipore *                                                 700             47
   Mylan Laboratories (A)                                    7,875             95
   Patterson *                                               2,100             62
   PerkinElmer                                              11,950            333
   Perrigo                                                   3,000             95
   Pfizer                                                1,498,433         26,178
   Pharmaceutical Product Development                        4,300            184
   PharMerica *                                                428             10

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund
June 30, 2008

                                                                      Market Value
Description                                              Shares      ($ Thousands)
--------------------------------------------------   -------------   -------------
   Quest Diagnostics                                         2,400     $      116
   Schering-Plough                                         879,431         17,316
   Sepracor *                                                5,100            102
   Spectranetics *                                           4,700             46
   St. Jude Medical *                                      223,720          9,146
   STERIS                                                    5,400            155
   Stryker (A)                                             200,167         12,587
   Teva Pharmaceutical Industries ADR (A)                  171,700          7,864
   Thermo Fisher Scientific *                              172,246          9,599
   UnitedHealth Group                                      604,492         15,868
   Universal Health Services, Cl B                             800             51
   Valeant Pharmaceuticals International * (A)               6,000            103
   Varian Medical Systems *                                  2,300            119
   Vertex Pharmaceuticals *                                  3,800            127
   Warner Chilcott, Cl A *                                  33,900            575
   Waters *                                                  5,800            374
   Watson Pharmaceuticals *                                  1,550             42
   WellPoint *                                              53,915          2,570
   Wyeth                                                   209,072         10,027
   Zimmer Holdings *                                        37,290          2,538
                                                                       ----------
                                                                          312,350
                                                                       ----------
INDUSTRIALS -- 8.3%
   3M                                                       45,600          3,173
   AAON                                                      1,700             33
   ACCO Brands *                                               482              5
   Acuity Brands (A)                                        15,200            731
   AGCO * (A)                                                2,600            136
   Alliant Techsystems * (A)                                 1,300            132
   Allied Waste Industries * (A)                            76,354            964
   AMR *                                                    18,200             93
   Avis Budget Group *                                       3,750             31
   Boeing                                                   29,803          1,959
   Brink's                                                     650             43
   Burlington Northern Santa Fe                             12,900          1,289
   C.H. Robinson Worldwide                                   3,200            176
   Caterpillar (A)                                          47,100          3,477
   ChoicePoint *                                             1,300             63
   Columbus McKinnon *                                       4,000             96
   Continental Airlines, Cl B * (A)                          2,450             25
   Covanta Holding *                                         1,150             31
   Crane                                                     6,150            237
   CSX                                                      47,700          2,996
   Cummins                                                  63,900          4,187
   Danaher                                                  54,580          4,219
   Deere (A)                                                39,700          2,864
   Delta Air Lines * (A)                                    18,200            104
   Dover                                                    30,350          1,468
   DRS Technologies                                          1,050             83
   Dun & Bradstreet                                            800             70
   Eaton                                                    32,300          2,745
   Emerson Electric                                        230,900         11,418
   Equifax                                                   4,601            155
   Expeditors International of Washington (A)              313,400         13,476
   Fastenal (A)                                              3,600            155
   FedEx                                                    11,200            882
   First Solar *                                             2,400            655
   Flowserve                                                 6,000            820
   Fluor                                                    61,250         11,397
   Foster Wheeler *                                          2,800            205

                                                                      Market Value
Description                                              Shares      ($ Thousands)
--------------------------------------------------   -------------   -------------
   Gardner Denver *                                         28,300     $    1,607
   GATX                                                      1,600             71
   General Dynamics                                          6,200            522
   General Electric                                      1,485,164         39,639
   Goodrich                                                  3,950            187
   Harsco                                                    4,600            250
   Herman Miller                                               950             24
   Hertz Global Holdings *                                   9,500             91
   Honeywell International                                  86,700          4,359
   Hubbell, Cl B                                             1,650             66
   Hudson Highland Group *                                     750              8
   IKON Office Solutions                                     2,650             30
   Illinois Tool Works                                      49,800          2,366
   Ingersoll-Rand, Cl A                                     76,228          2,853
   ITT                                                       4,000            253
   Jacobs Engineering Group *                                3,380            273
   JB Hunt Transport Services (A)                            1,800             60
   Joy Global                                                1,800            137
   Kansas City Southern * (A)                                2,600            114
   KBR                                                       3,300            115
   Kirby *                                                   2,100            101
   L-3 Communications Holdings                              14,000          1,272
   Lockheed Martin                                          51,700          5,101
   Manitowoc                                                 1,300             42
   Manpower                                                  2,200            128
   Masco (A)                                                65,200          1,026
   McDermott International *                                 4,800            297
   Monster Worldwide * (A)                                   5,000            103
   MSC Industrial Direct, Cl A                               4,000            176
   NCI Building Systems * (A)                                6,800            250
   Norfolk Southern                                        112,900          7,075
   Northrop Grumman                                        143,334          9,589
   PACCAR (A)                                               15,168            634
   Pall                                                      4,750            188
   Parker Hannifin (A)                                      90,200          6,433
   Pentair                                                   2,400             84
   Pitney Bowes                                              4,000            136
   Precision Castparts                                      19,380          1,868
   Quanta Services * (A)                                     8,100            269
   Raytheon                                                 48,300          2,718
   Republic Services                                         9,600            285
   Robert Half International                                 5,800            139
   Rockwell Automation                                       6,000            262
   Rockwell Collins                                          7,900            379
   RR Donnelley & Sons                                     117,800          3,498
   Ryder System (A)                                         26,500          1,825
   Shaw Group *                                              1,550             96
   Skywest                                                   4,400             56
   Southwest Airlines (A)                                   18,950            247
   Spirit Aerosystems Holdings, Cl A *                      18,900            363
   SPX                                                       1,050            138
   Steelcase, Cl A                                           3,900             39
   Stericycle *                                             17,200            889
   Sunpower, Cl A *                                          1,300             94
   Terex *                                                     850             44
   Textron                                                  18,200            872
   Timken                                                   27,500            906
   Trinity Industries (A)                                    3,800            132
   Tyco International                                       75,600          3,027
   Union Pacific                                            17,000          1,284
   United Parcel Service, Cl B                             209,961         12,906
   United Rentals * (A)                                      4,550             89
   United Technologies                                     159,362          9,833

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund
June 30, 2008

                                                                      Market Value
Description                                              Shares      ($ Thousands)
--------------------------------------------------   -------------   -------------
   URS *                                                     2,400     $      101
   USG *                                                     3,300             98
   Viad                                                        425             11
   Walter Industries                                         1,200            131
   Waste Management (A)                                     59,700          2,251
   WESCO International * (A)                                17,900            717
   WW Grainger                                               4,800            393
                                                                       ----------
                                                                          202,213
                                                                       ----------
INFORMATION TECHNOLOGY -- 20.1%
   Accenture, Cl A                                          64,700          2,635
   Activision *                                            213,980          7,290
   ADC Telecommunications * (A)                              3,200             47
   Adobe Systems * (A)                                      30,012          1,182
   Advanced Micro Devices * (A)                              3,800             22
   Advent Software * (A)                                     1,400             51
   Affiliated Computer Services, Cl A *                      2,100            112
   Agilent Technologies *                                   14,100            501
   Akamai Technologies * (A)                                 6,400            223
   Alliance Data Systems *                                   1,800            102
   Altera (A)                                                6,400            133
   Amdocs *                                                  3,400            100
   Amkor Technology *                                       16,800            175
   Amphenol, Cl A                                            2,200             99
   Analog Devices                                           54,750          1,739
   Apple *                                                 258,880         43,347
   Applied Materials                                        67,308          1,285
   Arrow Electronics *                                      16,600            510
   AuthenTec *                                               2,200             23
   Autodesk *                                                4,100            139
   Automatic Data Processing                                13,100            549
   Avnet *                                                  10,000            273
   Avocent *                                                15,300            285
   AVX                                                       4,950             56
   BMC Software *                                            8,900            320
   Broadcom, Cl A * (A)                                     74,100          2,022
   Broadridge Financial Solutions                            3,275             69
   Brocade Communications Systems *                          7,400             61
   CA                                                       23,568            544
   Cadence Design Systems *                                 14,800            150
   Ciena * (A)                                              31,400            728
   Cisco Systems *                                         621,583         14,458
   Citrix Systems *                                         14,250            419
   Cognizant Technology Solutions, Cl A *                    8,912            290
   Computer Sciences *                                      33,100          1,550
   Compuware *                                              56,862            543
   Corning                                                  66,900          1,542
   CSG Systems International *                               4,050             45
   Cypress Semiconductor *                                   6,250            155
   Daktronics                                                2,700             54
   Dell *                                                  336,950          7,373
   Diebold                                                   3,800            135
   Dolby Laboratories, Cl A *                                4,600            185
   DST Systems * (A)                                           850             47
   Earthlink * (A)                                          46,800            405
   eBay *                                                  528,234         14,437
   EchoStar, Cl A *                                          1,070             33
   Electronic Arts * (A)                                   339,262         15,073
   Electronic Data Systems                                  10,800            266
   EMC *                                                    69,500          1,021
   Emulex *                                                 14,900            174
   Equinix *                                                 1,100             98
   Fair Isaac                                                2,025             42

                                                                      Market Value
Description                                              Shares      ($ Thousands)
--------------------------------------------------   -------------   -------------
   Fidelity National Information Services                    3,667     $      135
   Fiserv *                                                  2,125             96
   Flextronics International *                              82,200            773
   Flir Systems *                                            2,500            101
   Global Payments                                           4,000            186
   Google, Cl A *                                           91,295         48,060
   Harris                                                    6,000            303
   Hewitt Associates, Cl A *                                41,400          1,587
   Hewlett-Packard                                         403,038         17,818
   Ingram Micro, Cl A *                                     86,400          1,534
   Integral Systems                                          2,600            101
   Integrated Device Technology *                           16,600            165
   Intel                                                   520,706         11,185
   International Business Machines                          88,536         10,494
   International Rectifier *                                   950             18
   Intersil, Cl A                                            2,750             67
   Intuit *                                                531,900         14,664
   Iron Mountain *                                           4,725            125
   Jabil Circuit                                             6,200            102
   Juniper Networks * (A)                                  272,850          6,052
   Kla-Tencor                                                  700             28
   Lam Research *                                            1,300             47
   Lexmark International, Cl A *                            37,700          1,260
   Linear Technology (A)                                   155,771          5,073
   LSI Logic *                                               6,906             42
   Macrovision Solutions *                                      23             --
   Marvell Technology Group *                                9,100            161
   Mastercard, Cl A (A)                                     94,840         25,182
   McAfee *                                                  4,400            150
   MEMC Electronic Materials *                              18,300          1,126
   Metavante Technologies *                                  1,533             35
   Mettler Toledo International *                            2,300            218
   Micrel                                                    7,000             64
   Microchip Technology (A)                                  3,650            111
   Micron Technology * (A)                                  16,100             97
   Microsoft                                               839,048         23,082
   MKS Instruments *                                         1,750             38
   Molex                                                       700             17
   Motorola                                                191,750          1,407
   Multi-Fineline Electronix * (A)                           7,200            199
   National Semiconductor                                   51,600          1,060
   NAVTEQ *                                                  2,150            166
   NetApp * (A)                                             10,900            236
   Novell *                                                  3,500             21
   Nvidia *                                                 90,650          1,697
   ON Semiconductor *                                       11,000            101
   Oracle *                                                157,785          3,313
   Paychex                                                   4,466            140
   Perot Systems, Cl A *                                     6,700            101
   Photon Dynamics *                                         9,400            142
   PMC - Sierra * (A)                                        8,950             68
   Polycom * (A)                                             5,600            136
   QLogic * (A)                                            140,700          2,053
   Qualcomm                                              1,190,212         52,810
   Red Hat * (A)                                             3,800             79
   Research In Motion * (A)                                313,630         36,663
   Salesforce.com *                                          1,500            102
   Seagate Technology                                    1,007,100         19,266
   Semtech *                                                 5,750             81
   Silicon Laboratories *                                   24,000            866
   Sun Microsystems *                                      736,700          8,015
   Sybase *                                                  1,200             35
   Symantec *                                              205,327          3,973

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund
June 30, 2008

                                                                      Market Value
Description                                              Shares      ($ Thousands)
--------------------------------------------------   -------------   -------------
   Synopsys *                                                9,289     $      222
   Tech Data *                                               8,493            288
   Teradata *                                              464,400         10,746
   Teradyne *                                                9,400            104
   Texas Instruments                                       130,800          3,683
   Total System Services                                     1,119             25
   Tyco Electronics                                         11,500            412
   Unisys *                                                 24,800             98
   Valueclick * (A)                                         17,400            264
   Verigy *                                                    863             20
   VeriSign * (A)                                          215,750          8,155
   Visa, Cl A (A)                                          255,400         20,767
   Vishay Intertechnology * (A)                             81,300            721
   VMware, Cl A * (A)                                        7,900            425
   Volterra Semiconductor * (A)                             15,700            271
   Western Digital *                                        62,500          2,158
   Western Union                                           636,351         15,731
   Xerox                                                   194,800          2,641
   Xilinx                                                   11,000            278
   Yahoo! *                                                 26,950            557
                                                                       ----------
                                                                          493,710
                                                                       ----------
MATERIALS -- 3.6%
   Air Products & Chemicals (A)                             25,100          2,481
   AK Steel Holding (A)                                      2,000            138
   Alcoa                                                   220,300          7,847
   Allegheny Technologies                                    2,855            169
   Alpha Natural Resources *                                 1,200            125
   Ashland                                                  11,700            564
   Ball                                                     17,800            850
   Carpenter Technology                                     22,800            995
   Celanese, Ser A                                          23,200          1,059
   CF Industries Holdings                                      700            107
   Cleveland-Cliffs                                          2,200            262
   Crown Holdings *                                          3,000             78
   Dow Chemical                                            233,078          8,137
   E.I. Du Pont de Nemours                                 168,600          7,231
   Eagle Materials                                           1,506             38
   Eastman Chemical                                         35,300          2,431
   Ecolab                                                    5,600            241
   Freeport-McMoRan Copper & Gold, Cl B (A)                 17,910          2,099
   Greif, Cl A                                              30,800          1,972
   Hercules                                                  3,250             55
   International Flavors & Fragrances                        3,100            121
   International Paper (A)                                 113,300          2,640
   Lubrizol                                                 24,800          1,149
   Martin Marietta Materials (A)                               550             57
   MeadWestvaco                                              2,450             58
   Methanex                                                 58,300          1,634
   Monsanto                                                 43,438          5,492
   Mosaic *                                                 17,900          2,590
   Newmont Mining (A)                                       16,400            855
   Nucor                                                   102,100          7,624
   Olin (A)                                                 16,900            442
   OM Group *                                               12,600            413
   Owens-Illinois *                                         21,650            903
   Pactiv *                                                  8,000            170
   PPG Industries                                           34,700          1,991
   Praxair                                                 160,800         15,154
   Reliance Steel & Aluminum                                 2,700            208
   Rohm & Haas (A)                                          35,200          1,635
   RPM International                                         3,000             62

                                                                      Market Value
Description                                              Shares      ($ Thousands)
--------------------------------------------------   -------------   -------------
   Sealed Air                                               21,000     $      399
   Sigma-Aldrich                                             2,700            145
   Smurfit-Stone Container * (A)                            73,100            298
   Sonoco Products                                          47,600          1,473
   Southern Copper                                             900             96
   Steel Dynamics (A)                                       33,800          1,321
   Terra Industries (A)                                     28,800          1,421
   United States Steel                                      11,400          2,107
   Valspar                                                  30,400            575
   Weyerhaeuser                                              3,500            179
                                                                       ----------
                                                                           88,091
                                                                       ----------
TELECOMMUNICATION SERVICES -- 3.9%
   American Tower, Cl A * (A)                              230,064          9,720
   AT&T                                                  1,171,916         39,482
   Atlantic Telegraph-Network                                7,000            192
   CenturyTel (A)                                           39,900          1,420
   Citizens Communications (A)                              32,250            366
   Crown Castle International * (A)                        534,272         20,692
   Embarq                                                    5,876            278
   Fairpoint Communications (A)                                946              7
   Leap Wireless International * (A)                         2,300             99
   Level 3 Communications * (A)                             28,700             85
   MetroPCS Communications *                                 7,100            126
   NII Holdings *                                            2,600            123
   Qwest Communications International (A)                   52,061            204
   SBA Communications, Cl A * (A)                            2,550             92
   Sprint Nextel (A)                                       451,762          4,292
   Telephone & Data Systems, Cl L                            2,600            115
   Telephone & Data Systems                                  2,600            123
   US Cellular *                                             6,500            367
   Verizon Communications                                  531,605         18,819
   Windstream                                                8,323            103
                                                                       ----------
                                                                           96,705
                                                                       ----------
UTILITIES -- 2.8%
   AES *                                                    99,650          1,914
   Allegheny Energy                                         11,900            596
   Alliant Energy                                           83,900          2,874
   Ameren (A)                                               46,700          1,972
   American Electric Power                                 148,700          5,982
   Aqua America (A)                                          1,333             21
   Calpine *                                                 5,200            117
   Centerpoint Energy                                       38,600            620
   CMS Energy (A)                                           49,700            741
   Consolidated Edison                                      15,400            602
   Constellation Energy Group                                8,600            706
   Dominion Resources                                       37,000          1,757
   DTE Energy                                               98,620          4,185
   Duke Energy                                             261,044          4,537
   Dynegy, Cl A *                                            6,800             58
   Edison International                                     89,000          4,573
   Energy East                                               1,250             31
   Entergy                                                  29,250          3,524
   Equitable Resources                                         900             62
   Exelon                                                   28,600          2,573
   FirstEnergy                                              68,200          5,615
   FPL Group                                                23,500          1,541
   Great Plains Energy (A)                                   3,550             90
   Idacorp (A)                                               1,450             42
   Mirant * (A)                                              2,800            110
   Nicor (A)                                                 2,350            100
   NiSource                                                 28,450            510

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund
June 30, 2008

                                                        Shares/
                                                      Face Amount     Market Value
Description                                          ($ Thousands)   ($ Thousands)
--------------------------------------------------   -------------   -------------
   NRG Energy * (A)                                         45,400     $    1,948
   OGE Energy                                                6,100            193
   Pepco Holdings                                          119,500          3,065
   PG&E                                                     62,150          2,467
   Pinnacle West Capital                                    66,400          2,043
   PPL                                                       9,800            512
   Progress Energy                                          21,050            881
   Public Service Enterprise Group                          80,400          3,693
   Questar                                                   8,400            597
   Reliant Energy *                                         18,862            401
   Sempra Energy (A)                                        17,950          1,013
   Sierra Pacific Resources                                 43,700            556
   Southern (A)                                             44,500          1,554
   TECO Energy (A)                                           4,900            105
   Wisconsin Energy (A)                                     18,200            823
   Xcel Energy (A)                                         137,000          2,750
                                                                       ----------
                                                                           68,054
                                                                       ----------
Total Common Stock
   (Cost $2,106,511)($ Thousands)                                       2,391,120
                                                                       ----------
AFFILIATED PARTNERSHIP -- 15.3%
   SEI Liquidity Fund, L.P., 2.750%**++ (B)            374,221,379        374,221
                                                                       ----------
Total Affiliated Partnership
   (Cost $374,221)($ Thousands)                                           374,221
                                                                       ----------
CASH EQUIVALENTS -- 2.4%
   Merrill Lynch EBP Master, 2.120%**                    8,303,401          8,303
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.530%**++                 49,980,525         49,981
                                                                       ----------
Total Cash Equivalents
   (Cost $58,284) ($ Thousands)                                            58,284
                                                                       ----------
U.S. TREASURY OBLIGATIONS -- 0.1%
   U.S. Treasury Bills
   1.735%, 09/18/08 (C) (D)                           $        100            100
   1.824%, 08/21/08 (C) (D)                                  4,274          4,263
                                                                       ----------
Total U.S. Treasury Obligations
   (Cost $4,363) ($ Thousands)                                              4,363
                                                                       ----------
Total Investments -- 115.4%
   (Cost $2,543,379) ($ Thousands) @                                   $2,827,988
                                                                       ==========

     Percentages are based on Net Assets of $2,450,207 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of June 30, 2008.

(A) This security or a partial position of this security is on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 was $359,044 ($ Thousands).

(B) This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2008 was $374,221 ($ Thousands).

(C)  The rate reported is the effective yield at time of purchase.

(D) Security or portion thereof, has been pledged as collateral on open futures contracts.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security.

ADR  -- American Depositary Receipt

Cl   -- Class

L.P. -- Limited Partnership

Ser  -- Series

@ At June 30, 2008, the tax basis cost of the Fund's investments was $2,543,379 ($ Thousands), and the unrealized appreciation and depreciation were $503,805 ($ Thousands) and ($ 219,196) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:

                                   NUMBER OF                   UNREALIZED
TYPE OF                            CONTRACTS    EXPIRATION    DEPRECIATION
CONTRACT                         LONG (SHORT)      DATE      ($ THOUSANDS)
------------------------------   ------------   ----------   -------------
S&P 500 Composite Index               112        Sept-2008      $ (1,713)
S&P 500 Composite Index E-MINI          3        Sept-2008           (12)
S&P Mid 400 E-MINI                     62        Sept-2008          (216)
                                                                --------
                                                                $ (1,941)
                                                                ========

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
COMMON STOCK -- 96.2%
CONSUMER DISCRETIONARY -- 10.4%
   Abercrombie & Fitch, Cl A (A)                          25,600   $       1,605
   Aeropostale *                                          49,300           1,545
   Amazon.com *                                           24,238           1,777
   Ambassadors Group                                       2,300              34
   American Eagle Outfitters                              27,000             368
   American Greetings, Cl A                                6,900              85
   AnnTaylor Stores *                                     14,900             357
   Apollo Group, Cl A *                                   26,500           1,173
   Autoliv                                                17,000             792
   Autozone *                                                683              83
   Barnes & Noble                                            749              19
   Bed Bath & Beyond *                                     1,800              51
   Best Buy (A)                                           84,463           3,345
   Big Lots * (A)                                        174,729           5,458
   Black & Decker                                            800              46
   BorgWarner                                             15,100             670
   Boyd Gaming                                            32,500             408
   Brinker International                                  47,993             907
   Cablevision Systems, Cl A * (A)                        27,147             614
   California Pizza Kitchen *                             24,600             275
   Carnival                                                1,400              46
   CBS, Cl B (A)                                          49,099             957
   Centex                                                  6,600              88
   Central European Media Enterprises, Cl A *              1,200             109
   Charlotte Russe Holding *                               4,700              83
   Christopher & Banks                                    29,700             202
   Clear Channel Communications (A)                        9,232             325
   Coach * (A)                                           109,495           3,162
   Comcast, Cl A                                         105,880           2,009
   CROCS *                                                 5,100              41
   Darden Restaurants (A)                                 53,211           1,700
   Deckers Outdoor *                                       5,300             738
   Dick's Sporting Goods *                                 6,900             122
   DIRECTV Group * (A)                                   196,700           5,096
   Discovery Holding, Cl A *                              36,600             804
   DISH Network, Cl A *                                    7,183             210
   Dollar Tree * (A)                                      74,400           2,432
   DR Horton                                              13,600             148
   EW Scripps, Cl A                                        6,500             270
   Expedia *                                              38,431             706
   Family Dollar Stores                                    7,400             148
   Ford Motor * (A)                                      525,918           2,530
   Fortune Brands                                            900              56
   GameStop, Cl A *                                       31,200           1,260
   Gannett                                                47,731           1,034
   Gap (A)                                                93,800           1,564
   Garmin                                                  4,400             188
   General Motors                                         39,400             453
   Gentex                                                 52,900             764
   Genuine Parts                                           6,263             249
   Goodyear Tire & Rubber *                                4,900              87
   Guess ?                                                19,223             720
   Gymboree * (A)                                         33,900           1,358
   H&R Block                                             106,324           2,275
   Hanesbrands * (A)                                      42,300           1,148
   Harman International Industries                        15,765             653
   Hasbro (A)                                             56,362           2,013
   Hillenbrand                                             1,600              34
   Home Depot (A)                                         53,200           1,246

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   IAC/InterActive *                                      31,700   $         611
   International Game Technology                         156,700           3,914
   International Speedway, Cl A                            4,600             180
   Interpublic Group * (A)                               317,395           2,730
   ITT Educational Services *                             13,100           1,082
   Jack in the Box * (A)                                  25,500             571
   John Wiley & Sons, Cl A                                10,727             483
   Johnson Controls                                       47,387           1,359
   Jones Apparel Group (A)                                62,400             858
   KB Home                                                 2,800              47
   Kohl's *                                                  956              38
   Landry's Restaurants                                    2,900              52
   Las Vegas Sands *                                       3,300             157
   Liberty Global, Cl A *                                 53,904           1,694
   Liberty Media - Capital, Ser A *                       12,500             180
   Liberty Media - Entertainment, Cl A *                  48,900           1,185
   Limited Brands                                         27,100             457
   Lowe's                                                  2,400              50
   Macy's                                                  3,800              74
   Marriott International, Cl A                           41,166           1,080
   Marvel Entertainment *                                 30,400             977
   McDonald's (A)                                         84,342           4,742
   MDC Holdings                                            4,400             172
   MGM Mirage *                                          136,900           4,640
   NetFlix * (A)                                          43,200           1,126
   Newell Rubbermaid                                      16,450             276
   News, Cl A                                            496,390           7,466
   Nike, Cl B (A)                                         22,924           1,367
   NVR * (A)                                               3,000           1,500
   Omnicom Group                                           4,948             222
   Orient-Express Hotels, Cl A                               600              26
   Penn National Gaming *                                  8,400             270
   Penske Auto Group (A)                                  66,692             983
   Phillips-Van Heusen                                    10,360             379
   Polo Ralph Lauren (A)                                  25,882           1,625
   Pulte Homes                                            21,200             204
   Regal Entertainment Group, Cl A                         2,900              44
   Rent-A-Center *                                        12,100             249
   Ross Stores                                             1,700              60
   Royal Caribbean Cruises                                 1,900              43
   Saks *                                                  8,700              96
   Service International                                  91,570             903
   Shaw Communications, Cl B (A)                          87,200           1,775
   Sherwin-Williams                                        3,780             174
   Snap-On                                                72,449           3,768
   Stamps.com *                                           14,700             183
   Stanley Works                                           8,900             399
   Staples                                               329,800           7,833
   Target                                                  6,945             323
   Texas Roadhouse, Cl A *                                21,400             192
   Thor Industries                                        14,500             308
   Tiffany                                                 4,800             196
   Tim Hortons                                             3,487             100
   Time Warner (A)                                       580,291           8,588
   Time Warner Cable, Cl A *                              84,616           2,241
   TJX                                                    16,000             504
   Toll Brothers *                                        16,900             317
   TravelCenters of America LLC *                              1              --
   TRW Automotive Holdings * (A)                          97,136           1,794
   Urban Outfitters *                                     49,300           1,538
   VF                                                     10,618             756
   Viacom, Cl B * (A)                                     81,900           2,501
   Virgin Media                                           36,011             490

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   WABCO Holdings                                          1,100   $          51
   Walt Disney (A)                                       146,309           4,565
   Washington Post, Cl B                                     200             117
   Weight Watchers International                         129,300           4,604
   Wendy's International                                     697              19
   Whirlpool                                               2,500             154
   Williams-Sonoma                                         2,100              42
   Wyndham Worldwide                                     140,141           2,510
   Wynn Resorts                                            3,500             285
   XM Satellite Radio Holdings, Cl A *                    20,900             164
   Yum! Brands (A)                                        63,210           2,218
                                                                   -------------
                                                                         149,521
CONSUMER STAPLES -- 7.6%                                           -------------
   Alberto-Culver                                          5,300             139
   Altria Group (A)                                       97,646           2,008
   Anheuser-Busch                                         20,117           1,250
   Archer-Daniels-Midland (A)                            141,155           4,764
   Avon Products                                          13,300             479
   Bare Escentuals *                                      37,700             706
   BJ's Wholesale Club *                                  25,000             967
   Brown-Forman, Cl B                                     24,605           1,859
   Bunge                                                   6,495             699
   Church & Dwight                                         3,300             186
   Coca-Cola (A)                                          94,605           4,918
   Coca-Cola Enterprises                                 190,529           3,296
   Colgate-Palmolive                                      23,412           1,618
   ConAgra Foods (A)                                      94,000           1,812
   Constellation Brands, Cl A *                           24,200             481
   Corn Products International                             4,486             220
   Costco Wholesale                                       32,875           2,306
   CVS Caremark                                           39,188           1,551
   Dean Foods *                                           24,458             480
   Del Monte Foods                                        77,900             553
   Energizer Holdings *                                   10,100             738
   Estee Lauder, Cl A                                        900              42
   General Mills (A)                                      45,100           2,741
   Hansen Natural *                                        3,900             112
   Herbalife (A)                                          72,000           2,790
   HJ Heinz                                               10,174             487
   Hormel Foods                                            4,500             156
   JM Smucker                                              6,800             276
   Kellogg                                                22,175           1,065
   Kimberly-Clark (A)                                     41,235           2,465
   Kraft Foods, Cl A                                      13,339             379
   Kroger (A)                                            267,091           7,711
   Lorillard *                                            12,550             868
   McCormick                                               1,153              41
   Molson Coors Brewing, Cl B (A)                         58,913           3,201
   Nu Skin Enterprises, Cl A                               1,800              27
   Pepsi Bottling Group                                   35,171             982
   PepsiAmericas                                          51,100           1,011
   PepsiCo (A)                                           112,847           7,176
   Philip Morris International (A)                        92,540           4,571
   Procter & Gamble (A)                                  282,570          17,183
   Reynolds American (A)                                  29,390           1,372
   Rite Aid * (A)                                        299,435             476
   Safeway (A)                                            94,406           2,695
   Sara Lee                                              114,800           1,406
   Smithfield Foods *                                      7,300             145
   SUPERVALU                                              34,453           1,064
   SYSCO (A)                                              92,015           2,531
   Tyson Foods, Cl A (A)                                 262,209           3,917

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   UST                                                     2,300   $         126
   Walgreen                                              184,505           5,998
   Wal-Mart Stores (A)                                    71,950           4,044
   Whole Foods Market                                     19,400             460
   WM Wrigley Jr.                                         10,244             797
                                                                   -------------
                                                                         109,345
ENERGY -- 12.9%                                                    -------------
   Anadarko Petroleum                                      7,700             576
   Apache                                                 25,222           3,506
   Arch Coal                                               8,744             656
   Baker Hughes                                            6,929             605
   Cabot Oil & Gas                                         7,071             479
   Cameron International *                                27,776           1,537
   Chesapeake Energy (A)                                  46,500           3,067
   Chevron (A)                                           254,873          25,266
   Cimarex Energy (A)                                     51,500           3,588
   CNX Gas *                                               1,900              80
   ConocoPhillips (A)                                    121,079          11,429
   Consol Energy                                           4,100             461
   Continental Resources *                                 1,700             118
   Denbury Resources *                                    13,000             474
   Devon Energy (A)                                       18,863           2,267
   Diamond Offshore Drilling                               1,400             195
   Dresser-Rand Group *                                    3,000             117
   ENSCO International                                     8,800             711
   EOG Resources                                          53,600           7,032
   Exxon Mobil (A)                                       525,904          46,348
   FMC Technologies * (A)                                 31,300           2,408
   Forest Oil *                                            3,900             291
   Foundation Coal Holdings (A)                           16,925           1,499
   Frontier Oil                                            9,800             234
   Frontline                                               2,300             160
   Halliburton (A)                                       182,778           9,700
   Helix Energy Solutions Group *                          1,600              67
   Helmerich & Payne (A)                                  34,400           2,477
   Hess                                                   22,176           2,798
   Holly                                                   1,600              59
   Marathon Oil (A)                                       78,178           4,055
   Mariner Energy *                                       47,500           1,756
   Massey Energy                                           4,000             375
   Murphy Oil (A)                                         55,388           5,431
   National Oilwell Varco *                                7,734             686
   Newfield Exploration *                                  3,300             215
   Nexen                                                  53,000           2,107
   Noble (A)                                              27,200           1,767
   Noble Energy                                           17,777           1,788
   Occidental Petroleum (A)                               75,528           6,787
   Oceaneering International *                             3,300             254
   Overseas Shipholding Group                              1,900             151
   Patriot Coal *                                            800             123
   Patterson-UTI Energy (A)                               60,000           2,162
   Peabody Energy                                            900              79
   Petro-Canada (A)                                       40,000           2,230
   Pioneer Natural Resources (A)                          39,536           3,095
   Plains Exploration & Production *                         700              51
   Pride International *                                  20,707             979
   Quicksilver Resources *                                15,962             617
   Range Resources                                         4,400             288
   Rowan                                                     400              19
   SandRidge Energy * (A)                                 12,400             801
   Schlumberger (A)                                       53,970           5,798
   SEACOR Holdings *                                       8,300             743

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Smith International                                     7,100   $         590
   Southwestern Energy * (A)                              42,419           2,020
   Sunoco (A)                                             26,200           1,066
   Swift Energy *                                          2,900             192
   Tesoro                                                 13,200             261
   Tidewater (A)                                          16,700           1,086
   Transocean                                              6,519             993
   Unit *                                                 11,800             979
   Valero Energy (A)                                      53,000           2,183
   W&T Offshore (A)                                       33,100           1,937
   Weatherford International *                            13,500             669
   Williams (A)                                           66,255           2,671
   XTO Energy                                              5,191             356
                                                                   -------------
                                                                         185,565
                                                                   -------------
FINANCIALS -- 13.1%
   ACE (A)                                                32,520           1,791
   Aflac                                                  17,216           1,081
   Alleghany *                                             1,339             445
   Allied Capital                                          6,792              94
   Allied World Assurance Holdings                        14,600             578
   Allstate (A)                                           68,160           3,107
   AMB Property +                                          5,800             292
   American Capital Strategies                             1,800              43
   American Express                                       19,991             753
   American Financial Group (A)                           54,314           1,453
   American International Group                           85,250           2,256
   American National Insurance                             1,733             170
   Ameriprise Financial (A)                               39,988           1,626
   Annaly Capital Management + (A)                       110,100           1,708
   AON                                                    14,886             684
   Apartment Investment & Management, Cl A +               1,900              65
   Arch Capital Group *                                   11,100             736
   Arthur J. Gallagher                                     9,406             227
   Ashford Hospitality Trust +                             3,600              17
   Aspen Insurance Holdings                               12,800             303
   Associated Banc-Corp                                    2,100              40
   Assurant (A)                                           32,774           2,162
   Astoria Financial                                      14,500             291
   AvalonBay Communities + (A)                            25,196           2,246
   Axis Capital Holdings (A)                              49,800           1,484
   Bancorpsouth                                           14,000             245
   Bank of America (A)                                   245,036           5,849
   Bank of Hawaii                                          5,600             268
   Bank of New York Mellon (A)                            70,797           2,678
   BB&T                                                   26,239             597
   BlackRock (A)                                           9,541           1,689
   BOK Financial                                           8,432             451
   Boston Properties + (A)                                61,327           5,533
   Brandywine Realty Trust + (A)                          78,500           1,237
   Camden Property Trust +                                 2,700             119
   Capital One Financial                                  58,934           2,240
   Capitol Federal Financial                               4,001             150
   CapLease +                                              6,200              46
   CB Richard Ellis Group, Cl A *                          7,370             141
   CBL & Associates Properties + (A)                      53,900           1,231
   Charles Schwab (A)                                    352,376           7,238
   Chubb (A)                                              79,904           3,916
   Cincinnati Financial                                    4,700             119
   Citigroup (A)                                         242,034           4,056
   CME Group                                              21,299           8,162
   Colonial BancGroup                                     13,600              60

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Colonial Properties Trust + (A)                        33,477   $         670
   Commerce Bancshares                                     7,200             286
   Credicorp (A)                                          21,700           1,782
   Cullen/Frost Bankers                                    9,200             459
   Discover Financial Services                            56,769             748
   Douglas Emmett +                                        5,400             119
   Eaton Vance                                             5,900             235
   Endurance Specialty Holdings (A)                       71,700           2,208
   Equity Residential +                                    4,500             172
   Erie Indemnity, Cl A                                    1,100              51
   Essex Property Trust +                                  1,600             170
   Everest Re Group                                        5,600             446
   Fairfax Financial Holdings (A)                          6,400           1,625
   Fannie Mae                                             15,647             305
   Federal Realty Investment Trust +                         700              48
   Federated Investors, Cl B                              31,200           1,074
   Fifth Third Bancorp                                     6,600              67
   First Citizens BancShares, Cl A                         2,343             327
   Forest City Enterprises, Cl A                           1,130              36
   Franklin Resources (A)                                 34,818           3,191
   Freddie Mac                                             2,200              36
   Fulton Financial                                       31,400             316
   GLG Partners                                           46,824             365
   Goldman Sachs Group (A)                                31,924           5,584
   Greenhill                                              12,400             668
   Hanover Insurance Group (A)                            24,200           1,029
   Hartford Financial Services Group                      13,103             846
   HCC Insurance Holdings                                  2,300              49
   HCP +                                                   7,900             251
   Health Care +                                           6,100             271
   Hospitality Properties Trust +                         21,987             538
   Host Hotels & Resorts +                                82,665           1,128
   Hudson City Bancorp (A)                               201,000           3,353
   Huntington Bancshares                                  58,900             340
   Interactive Brokers Group, Cl A *                       5,300             170
   IntercontinentalExchange *                             74,400           8,482
   Invesco                                                 4,400             106
   Investment Technology Group *                          23,700             793
   iStar Financial + (A)                                  68,200             901
   Janus Capital Group (A)                               133,029           3,521
   Jefferies Group                                         3,800              64
   Jones Lang LaSalle                                     21,681           1,305
   JPMorgan Chase (A)                                    318,772          10,937
   Kimco Realty +                                          1,600              55
   Legg Mason                                              2,000              87
   Lehman Brothers Holdings                                6,500             129
   Leucadia National                                      23,500           1,103
   Loews (A)                                              95,771           4,492
   M&T Bank                                                3,100             219
   Mack-Cali Realty +                                      3,400             116
   Markel *                                                  294             108
   Marsh & McLennan (A)                                   92,915           2,467
   Marshall & Ilsley                                       7,800             120
   MBIA                                                    5,500              24
   MetLife (A)                                            40,050           2,113
   MF Global *                                            29,600             187
   Montpelier Re Holdings                                 16,200             239
   Morgan Stanley (A)                                     27,462             991
   MSCI, Cl A *                                           20,500             744
   NASDAQ Stock Market *                                  40,762           1,082
   New York Community Bancorp                             33,100             591
   Northern Trust                                         11,462             786
   NorthStar Realty Finance +                             61,500             512

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Nymex Holdings                                          6,977   $         589
   NYSE Euronext                                          50,021           2,534
   Parkway Properties +                                    5,700             192
   PartnerRe (A)                                          20,100           1,390
   Penson Worldwide *                                      5,600              67
   People's United Financial                               7,000             109
   Platinum Underwriters Holdings                         11,800             385
   Plum Creek Timber +                                     5,000             214
   PNC Financial Services Group                            4,446             254
   Popular                                                 5,600              37
   Principal Financial Group                               6,100             256
   Progressive                                             6,800             127
   Prologis +                                              2,900             158
   Prudential Financial                                    6,000             358
   Public Storage +                                       15,627           1,263
   Raymond James Financial                                42,159           1,113
   Rayonier + (A)                                        103,973           4,415
   Regions Financial (A)                                 337,275           3,680
   RenaissanceRe Holdings                                 12,400             554
   Safeco                                                 29,789           2,001
   SeaBright Insurance Holdings *                          3,000              43
   Simon Property Group +                                  1,200             108
   SLM *                                                   1,600              31
   StanCorp Financial Group                                1,000              47
   State Street                                           14,647             937
   Sunstone Hotel Investors +                             11,100             184
   SunTrust Banks                                          1,921              70
   Synovus Financial                                       6,200              54
   T. Rowe Price Group                                    40,154           2,267
   Taubman Centers +                                       2,200             107
   TCF Financial                                          18,200             219
   TD Ameritrade Holding * (A)                           150,100           2,715
   Torchmark                                               2,671             157
   Transatlantic Holdings (A)                              9,845             556
   Travelers (A)                                         182,697           7,929
   UDR +                                                   2,500              56
   UnionBanCal                                             1,100              44
   Unitrin                                                 3,200              88
   Unum Group                                             27,857             570
   US Bancorp                                             71,004           1,980
   Valley National Bancorp                                 3,255              51
   Ventas +                                               10,900             464
   Wachovia (A)                                          111,481           1,731
   Washington Federal                                     15,800             286
   Washington Mutual                                       3,200              16
   Wells Fargo (A)                                       129,612           3,078
   White Mountains Insurance Group                           121              52
   Whitney Holding                                        12,000             220
   Willis Group Holdings (A)                              47,400           1,487
   Wilmington Trust                                        3,600              95
   WR Berkley (A)                                         53,800           1,300
   XL Capital, Cl A                                       23,600             485
   Zions Bancorporation (A)                               33,000           1,039
                                                                   -------------
                                                                         189,076
                                                                   -------------
HEALTH CARE -- 11.4%
   Abbott Laboratories                                    33,475           1,773
   Aetna (A)                                              79,072           3,205
   Allergan                                              151,194           7,870
   AmerisourceBergen (A)                                 188,484           7,538
   Amgen * (A)                                           115,748           5,459
   Applera - Applied Biosystems Group                    137,817           4,614
   Baxter International (A)                               48,980           3,132

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Beckman Coulter                                           300   $          20
   Becton Dickinson (A)                                   28,048           2,280
   Biogen Idec * (A)                                      34,000           1,900
   Boston Scientific *                                    13,295             163
   Bristol-Myers Squibb                                  102,267           2,100
   C.R. Bard                                               3,000             264
   Cardinal Health (A)                                   113,135           5,836
   Celgene *                                               6,406             409
   Cerner *                                                4,300             194
   Charles River Laboratories International *              4,900             313
   Cigna (A)                                             153,301           5,425
   Covance *                                              16,800           1,445
   Coventry Health Care *                                  2,300              70
   Covidien                                                2,400             115
   Cubist Pharmaceuticals *                               42,800             764
   DaVita *                                                1,000              53
   Dentsply International                                 23,000             846
   Dionex *                                                5,300             352
   Edwards Lifesciences *                                  1,200              75
   Eli Lilly (A)                                          57,189           2,640
   Endo Pharmaceuticals Holdings *                        37,900             917
   Express Scripts * (A)                                  56,800           3,563
   Forest Laboratories * (A)                              53,600           1,862
   Genentech *                                           143,384          10,883
   Gen-Probe *                                             5,000             237
   Genzyme *                                              25,758           1,855
   Gilead Sciences * (A)                                  70,100           3,712
   Health Management Associates, Cl A *                   59,108             385
   Health Net *                                           14,400             347
   Henry Schein *                                          8,900             459
   Hill-Rom Holdings                                       1,600              43
   HLTH *                                                 59,557             674
   Hospira *                                               1,300              52
   Humana * (A)                                           71,788           2,855
   Idexx Laboratories * (A)                               39,400           1,920
   ImClone Systems *                                       6,800             275
   IMS Health                                              1,900              44
   Intuitive Surgical * (A)                                8,400           2,263
   Invitrogen *                                           16,600             652
   Johnson & Johnson (A)                                 159,875          10,286
   Kinetic Concepts *                                      7,300             291
   King Pharmaceuticals * (A)                            209,800           2,197
   Laboratory Corp of America Holdings *                   1,545             108
   LifePoint Hospitals *                                  12,000             340
   Martek Biosciences *                                    3,900             131
   McKesson (A)                                          121,194           6,776
   Medco Health Solutions * (A)                          164,222           7,751
   Medtronic (A)                                          62,792           3,249
   Merck (A)                                             118,736           4,475
   Merit Medical Systems *                                 9,200             135
   Omnicare                                                  800              21
   OSI Pharmaceuticals * (A)                              22,900             946
   Patterson *                                             5,900             173
   Pediatrix Medical Group *                               4,800             236
   PerkinElmer                                             5,300             148
   Pfizer (A)                                            575,117          10,047
   Pharmaceutical Product Development                      8,700             373
   Quest Diagnostics                                      17,500             848
   Quidel *                                               30,200             499
   Schering-Plough                                        26,157             515
   St. Jude Medical *                                      2,500             102
   STERIS                                                  2,800              81

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Stryker (A)                                            64,148   $       4,034
   Techne *                                                1,900             147
   Tenet Healthcare *                                    320,329           1,781
   Thermo Fisher Scientific *                             18,512           1,032
   UnitedHealth Group (A)                                371,778           9,759
   Universal Health Services, Cl B                        25,636           1,621
   Varian Medical Systems *                                3,200             166
   VCA Antech *                                            8,200             228
   Vertex Pharmaceuticals *                                1,700              57
   Warner Chilcott, Cl A * (A)                            75,100           1,273
   Waters *                                                8,563             552
   Watson Pharmaceuticals *                                3,400              92
   WellPoint *                                             2,445             117
   Wyeth (A)                                              39,756           1,907
   Zimmer Holdings *                                       2,200             150
                                                                   -------------
                                                                         164,497
                                                                   -------------
INDUSTRIALS -- 11.0%
   3M (A)                                                 30,545           2,126
   AAON                                                    8,300             160
   Acuity Brands                                           6,900             332
   AGCO *                                                 17,835             935
   Alliant Techsystems *                                   4,700             478
   Allied Waste Industries *                              79,678           1,005
   American Railcar Industries                             3,900              65
   Ametek                                                  9,100             430
   BE Aerospace *                                          1,500              35
   Boeing (A)                                            151,564           9,961
   Brink's                                                 1,000              65
   Burlington Northern Santa Fe (A)                        5,000             499
   C.H. Robinson Worldwide (A)                            80,353           4,406
   Carlisle                                                5,100             148
   Caterpillar (A)                                        38,800           2,864
   ChoicePoint *                                           1,200              58
   Columbus McKinnon *                                     2,400              58
   Continental Airlines, Cl B *                           10,500             106
   Con-way                                                 2,400             113
   Cooper Industries, Cl A                                 2,500              99
   Copart *                                                8,700             372
   Corporate Executive Board                               3,400             143
   Corrections Corp of America *                           5,200             143
   Covanta Holding *                                       2,000              53
   Crane                                                  23,200             894
   CSX (A)                                                75,342           4,732
   Cummins (A)                                            71,600           4,691
   Danaher                                                 2,545             197
   Deere                                                  11,600             837
   Delta Air Lines *                                      33,500             191
   Donaldson                                               5,000             223
   Dover                                                  41,500           2,007
   DRS Technologies                                          700              55
   DryShips (A)                                           15,600           1,251
   Dun & Bradstreet                                          474              41
   Eaton (A)                                               3,200             272
   Emerson Electric                                       29,718           1,469
   Equifax                                                 1,600              54
   Expeditors International of Washington                158,100           6,798
   Fastenal                                               26,800           1,157
   FedEx (A)                                              65,825           5,186
   First Solar * (A)                                       7,200           1,964
   Flowserve (A)                                          12,531           1,713
   Fluor (A)                                              17,570           3,269
   Foster Wheeler *                                        8,800             644

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Gardner Denver *                                       33,700   $       1,914
   GATX                                                    2,554             113
   General Cable *                                         1,000              61
   General Dynamics                                        7,382             621
   General Electric (A)                                  856,820          22,868
   Goodrich                                               16,000             759
   Harsco (A)                                             32,323           1,759
   Hertz Global Holdings *                                61,635             592
   Honeywell International                                33,674           1,693
   Hubbell, Cl B                                           9,900             395
   Illinois Tool Works                                     5,800             275
   Ingersoll-Rand, Cl A (A)                               55,853           2,090
   ITT                                                       618              39
   Jacobs Engineering Group * (A)                         29,291           2,364
   JB Hunt Transport Services                              4,400             146
   Joy Global                                                700              53
   Kansas City Southern *                                  1,100              48
   KBR (A)                                                54,929           1,918
   Kennametal                                              8,059             262
   Kirby *                                                 4,900             235
   L-3 Communications Holdings (A)                        19,800           1,799
   Landstar System                                         1,300              72
   Lennox International (A)                               27,200             788
   Lincoln Electric Holdings                               2,200             173
   Lockheed Martin (A)                                    67,463           6,656
   Manitowoc (A)                                          20,202             657
   Manpower (A)                                           64,662           3,766
   McDermott International *                               4,800             297
   NCI Building Systems *                                  1,300              48
   Norfolk Southern (A)                                   45,600           2,858
   Northrop Grumman (A)                                   63,783           4,267
   Northwest Airlines *                                   22,700             151
   Owens Corning *                                         3,300              75
   PACCAR                                                  4,488             188
   Pall                                                    1,300              52
   Parker Hannifin (A)                                    42,600           3,038
   Pentair                                                 2,100              74
   Precision Castparts                                    13,680           1,318
   Quanta Services * (A)                                  55,415           1,844
   Raytheon (A)                                           77,605           4,368
   Republic Services                                      17,300             514
   Robert Half International (A)                          35,400             849
   Rockwell Automation                                     2,100              92
   Rockwell Collins                                          254              12
   Roper Industries                                        4,138             273
   RR Donnelley & Sons                                     8,805             261
   Ryder System                                           22,000           1,515
   Shaw Group *                                            1,200              74
   Southwest Airlines                                    181,256           2,364
   SPX                                                     4,794             632
   Steelcase, Cl A                                        78,461             787
   Stericycle * (A)                                       38,970           2,015
   Terex *                                                 1,500              77
   Textron                                                14,700             705
   Timken                                                 65,325           2,152
   Toro                                                    2,000              67
   Tyco International (A)                                 45,100           1,806
   UAL                                                     4,500              23
   Union Pacific                                           9,278             700
   United Parcel Service, Cl B                           119,514           7,347
   United Technologies                                    19,904           1,228
   URS *                                                   7,900             332
   UTI Worldwide                                          10,711             214

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   WESCO International * (A)                              28,191   $       1,129
   WW Grainger (A)                                        13,400           1,096
                                                                   -------------
                                                                         159,257
                                                                   -------------
INFORMATION TECHNOLOGY -- 19.8%
   Accenture, Cl A (A)                                   110,451           4,498
   Activision *                                            9,600             327
   ADC Telecommunications *                                5,900              87
   Adobe Systems * (A)                                    91,700           3,612
   Advanced Micro Devices *                               18,100             106
   Affiliated Computer Services, Cl A *                   10,200             546
   Agilent Technologies *                                 24,900             885
   Alliance Data Systems *                                   300              17
   Altera                                                  1,000              21
   Amdocs * (A)                                           53,273           1,567
   Amkor Technology *                                     72,200             752
   Amphenol, Cl A                                          6,600             296
   Analog Devices                                         78,700           2,500
   Apple * (A)                                            65,148          10,908
   Applied Materials                                       6,595             126
   Arrow Electronics *                                    13,232             406
   AuthenTec *                                            16,000             167
   Autodesk *                                              2,300              78
   Automatic Data Processing (A)                          88,201           3,696
   Avnet * (A)                                           114,965           3,136
   Avocent *                                               5,900             110
   AVX (A)                                                53,854             609
   BMC Software * (A)                                     61,400           2,210
   Broadcom, Cl A * (A)                                   61,700           1,684
   Broadridge Financial Solutions                         41,613             876
   Brocade Communications Systems *                       83,200             686
   CA                                                     70,375           1,625
   Cabot Microelectronics *                                3,300             109
   Cadence Design Systems *                               72,452             732
   Celestica *                                            90,200             760
   Check Point Software Technologies * (A)                74,900           1,773
   Ciena * (A)                                            58,000           1,344
   Cisco Systems * (A)                                   203,630           4,736
   Citrix Systems *                                        4,000             118
   Cognex                                                 10,800             249
   CommScope *                                             5,100             269
   Computer Sciences *                                       105               5
   Compuware * (A)                                       194,700           1,857
   Convergys * (A)                                       102,439           1,522
   Corning                                               200,721           4,627
   Cree *                                                 10,300             235
   Cypress Semiconductor *                                 2,700              67
   Daktronics                                              8,200             165
   Dell *                                                 30,200             661
   Dolby Laboratories, Cl A *                              1,200              48
   DST Systems *                                           2,221             122
   Earthlink *                                            54,600             472
   eBay * (A)                                            383,410          10,479
   Electronic Arts *                                       2,300             102
   Electronic Data Systems (A)                           121,716           2,999
   EMC *                                                  44,800             658
   Factset Research Systems (A)                           20,000           1,127
   Fairchild Semiconductor International * (A)             7,095              83
   Fidelity National Information Services                  2,146              79
   Fiserv *                                                2,300             104
   Global Payments (A)                                    45,600           2,125

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Google, Cl A * (A)                                     27,394   $      14,421
   Harris                                                    901              45
   Hewitt Associates, Cl A * (A)                          62,900           2,411
   Hewlett-Packard (A)                                   393,794          17,410
   Ingram Micro, Cl A *                                   64,761           1,150
   Integral Systems                                        4,600             178
   Integrated Device Technology *                        182,100           1,810
   Intel (A)                                             168,533           3,620
   International Business Machines (A)                    45,362           5,377
   Intersil, Cl A (A)                                     46,500           1,131
   Intuit *                                              271,100           7,474
   Iron Mountain *                                        13,700             364
   Jabil Circuit (A)                                      78,981           1,296
   Juniper Networks * (A)                                127,300           2,824
   Kla-Tencor                                                500              20
   Linear Technology (A)                                  42,500           1,384
   Mastercard, Cl A (A)                                   49,440          13,127
   McAfee *                                               15,200             517
   MEMC Electronic Materials *                             4,474             275
   Metavante Technologies *                                3,100              70
   Mettler Toledo International *                          4,762             452
   Micrel                                                 39,100             358
   Micron Technology *                                     9,500              57
   Microsoft (A)                                         803,624          22,108
   Molex (A)                                              63,141           1,541
   Motorola (A)                                          149,924           1,100
   Multi-Fineline Electronix *                             6,500             180
   National Instruments                                    1,400              40
   National Semiconductor                                 88,261           1,813
   NAVTEQ *                                                7,800             601
   NetApp * (A)                                           55,200           1,196
   NeuStar, Cl A *                                         4,600              99
   Nvidia * (A)                                           18,500             346
   Oracle * (A)                                          178,508           3,749
   Photon Dynamics *                                      11,700             176
   QLogic * (A)                                          207,700           3,030
   Qualcomm (A)                                          379,100          16,821
   Rambus *                                                2,900              55
   Research In Motion *                                   93,000          10,872
   Salesforce.com *                                        1,800             123
   SanDisk *                                               1,500              28
   Seagate Technology (A)                                529,600          10,131
   Silicon Laboratories * (A)                             43,600           1,574
   Sun Microsystems * (A)                                675,924           7,354
   Symantec * (A)                                        228,056           4,413
   Synopsys *                                            146,183           3,495
   Tech Data * (A)                                        76,920           2,607
   Teradata *                                            225,000           5,207
   Teradyne *                                            124,213           1,375
   Texas Instruments (A)                                 349,466           9,841
   Trimble Navigation *                                    4,700             168
   Tyco Electronics                                       10,467             375
   Unisys * (A)                                          302,265           1,194
   Valueclick *                                           29,900             453
   Varian Semiconductor Equipment Associates *             2,300              80
   VeriSign *                                            109,800           4,150
   Visa, Cl A                                            100,000           8,131
   Vishay Intertechnology * (A)                          113,184           1,004
   VMware, Cl A *                                            600              32
   Volterra Semiconductor *                               25,900             447
   Western Digital *                                      25,000             863
   Western Union (A)                                      67,593           1,671

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Xerox (A)                                             110,340   $       1,496
   Yahoo! *                                               51,745           1,069
   Zebra Technologies, Cl A *                             16,100             526
                                                                   -------------
                                                                         286,463
                                                                   -------------
MATERIALS -- 3.8%
   Air Products & Chemicals                                6,800             672
   AK Steel Holding                                       13,062             901
   Alcoa (A)                                             101,600           3,619
   Allegheny Technologies                                    400              24
   Ashland                                                95,547           4,605
   Ball                                                   12,000             573
   Cabot (A)                                              79,962           1,944
   Carpenter Technology (A)                               27,400           1,196
   Celanese, Ser A (A)                                    27,600           1,260
   Cleveland-Cliffs                                        3,700             441
   Crown Holdings *                                        3,100              81
   Dow Chemical (A)                                       86,700           3,027
   Eastman Chemical                                       12,000             826
   Ecolab                                                 16,282             700
   FMC                                                     8,600             666
   Freeport-McMoRan Copper & Gold, Cl B                    4,850             568
   Greif, Cl A                                            31,100           1,991
   Huntsman                                                7,600              87
   International Flavors & Fragrances                      4,900             191
   International Paper (A)                                53,200           1,240
   Lubrizol                                               21,000             973
   Monsanto (A)                                           26,059           3,295
   Mosaic * (A)                                           21,400           3,097
   Nalco Holding (A)                                     182,390           3,858
   Newmont Mining (A)                                     33,197           1,731
   Nucor (A)                                              35,300           2,636
   Olin                                                    2,800              73
   OM Group *                                              5,600             184
   Owens-Illinois *                                       21,900             913
   Packaging Corp of America                               4,400              95
   Pactiv *                                                6,700             142
   PPG Industries                                          8,900             511
   Praxair                                                76,715           7,230
   Reliance Steel & Aluminum                              20,300           1,565
   RPM International                                      20,985             432
   Schnitzer Steel Industries, Cl A                       13,200           1,513
   Sealed Air                                              9,366             178
   Sigma-Aldrich                                           9,100             490
   Southern Copper                                         4,600             490
   Steel Dynamics                                          4,100             160
   Terra Industries                                       15,500             765
   United States Steel                                     1,100             203
                                                                   -------------
                                                                          55,146
                                                                   -------------
TELECOMMUNICATION SERVICES -- 3.2%
   American Tower, Cl A * (A)                             33,741           1,426
   AT&T (A)                                              629,945          21,223
   CenturyTel (A)                                         35,400           1,260
   Citizens Communications                                 5,311              60
   Crown Castle International *                          173,500           6,720
   Embarq                                                    722              34
   Leap Wireless International * (A)                      28,000           1,209
   MetroPCS Communications *                              10,758             190
   NII Holdings *                                          1,862              88
   Qwest Communications International                     73,513             289
   Sprint Nextel (A)                                     152,700           1,451
   Telephone & Data Systems                               17,677             836

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   US Cellular * (A)                                      36,577   $       2,068
   Verizon Communications (A)                            209,800           7,427
   Windstream (A)                                        142,552           1,759
                                                                   -------------
                                                                          46,040
                                                                   -------------
UTILITIES -- 3.0%
   AES * (A)                                              57,100           1,097
   AGL Resources                                          13,800             477
   Allegheny Energy                                        1,121              56
   Alliant Energy                                         56,678           1,942
   Ameren                                                 15,600             659
   American Electric Power                                19,400             780
   Atmos Energy                                           20,500             565
   Centerpoint Energy                                     63,100           1,013
   Consolidated Edison (A)                                25,900           1,012
   Constellation Energy Group                              7,300             599
   Dominion Resources                                     26,694           1,268
   DPL                                                     6,000             158
   DTE Energy (A)                                         41,700           1,770
   Duke Energy (A)                                        70,800           1,230
   Dynegy, Cl A *                                        118,191           1,011
   Edison International (A)                               83,332           4,282
   Energen                                                 6,500             507
   Energy East                                            22,600             559
   Entergy                                                 6,700             807
   Equitable Resources                                     8,400             580
   Exelon                                                  2,874             259
   FirstEnergy (A)                                        21,865           1,800
   FPL Group                                              19,000           1,246
   Hawaiian Electric Industries                            4,600             114
   MDU Resources Group                                    17,131             597
   National Fuel Gas                                       1,800             107
   NiSource                                               84,200           1,509
   NRG Energy *                                           17,100             734
   NSTAR                                                   2,100              71
   OGE Energy                                              1,700              54
   Oneok                                                  11,700             571
   Pepco Holdings (A)                                     41,200           1,057
   PG&E (A)                                               32,391           1,286
   Pinnacle West Capital                                   3,700             114
   PPL                                                    27,962           1,462
   Progress Energy                                        13,600             569
   Public Service Enterprise Group (A)                    71,402           3,279
   Puget Energy                                            8,200             197
   Questar                                                 5,200             369
   Reliant Energy * (A)                                  189,281           4,026
   SCANA                                                   1,300              48
   Sempra Energy                                           1,292              73
   Sierra Pacific Resources                               92,276           1,173
   Southern                                                9,227             322
   Southern Union                                          8,248             223
   UGI                                                    32,200             924
   Vectren                                                 2,500              78
   Wisconsin Energy                                        2,500             113
   Xcel Energy                                             6,471             130
                                                                   -------------
                                                                          42,877
                                                                   -------------
Total Common Stock
   (Cost $1,422,958) ($ Thousands)                                     1,387,787
                                                                   -------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
MORTGAGE-BACKED SECURITIES -- 12.0%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 6.7%
   FHLMC
         6.000%, 03/01/23                          $       2,000   $       2,050
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
         5.000%, 08/01/35                                  5,997           1,506
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
         5.000%, 09/15/35                                  1,003             228
   FNMA TBA
         6.500%, 07/01/32                                  6,000           6,176
         6.000%, 07/01/21                                 37,000          37,925
         5.500%, 07/01/22 to 07/01/37                     43,000          43,366
   FNMA ARM
         5.498%, 05/01/36                                    843             857
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
         5.000%, 11/01/35                                    373              87
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
         5.000%, 08/01/35                                 15,966           4,019
   GNMA ARM
         5.625%, 08/20/34                                    355             358
                                                                   -------------
                                                                          96,572
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.3%
   American Home Mortgage Assets,
      Ser 2006-3, Cl M5
         3.103%, 07/25/08 (B)                                250              44
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 6A
         5.294%, 07/25/08 (B)                              3,630           3,053
   American Home Mortgage Investment
      Trust, Ser 2005-4, Cl 5A
         5.350%, 07/25/08 (B)                              1,991           1,679
   American Home Mortgage Investment
      Trust, Ser 2006-1, Cl 2A3
         5.100%, 07/25/08 (B)                              1,164             975
   Banc of America Commercial
      Mortgage, Ser 2005-5, Cl AM
         5.176%, 10/10/45 (B)                              1,762           1,661
   Banc of America Commercial
      Mortgage, Ser 2005-6, Cl AM
         5.352%, 09/10/47 (B)                              1,619           1,526
   Banc of America Commercial
      Mortgage, Ser 2006-2, Cl A4
         5.929%, 07/01/08 (B)                              1,911           1,866
   Banc of America Commercial
      Mortgage, Ser 2006-3, Cl A4
         5.889%, 07/10/44 (B)                              1,854           1,817
   Banc of America Commercial
      Mortgage, Ser 2007-3, Cl A4
         5.838%, 06/10/49 (B)                              5,050           4,774
   Citigroup Commercial Mortgage Trust,
      Ser 2006-C4, Cl A3
         5.725%, 08/15/08 (B)                              3,249           3,169
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1
         6.726%, 07/01/08 (B)                                255             210
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3
         3.633%, 07/27/08 (B)                                235              35

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3
         4.483%, 07/27/08 (B)                      $         375   $          56
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl M3
         2.913%, 07/25/08 (B)                                500              48
   Countrywide Alternative Loan Trust,
      Ser 2006-OA16, Cl M5
         3.032%, 07/25/08 (B)                                225              23
   Countrywide Home Loans, Ser 2004-22,
      Cl A1
         5.091%, 07/01/08 (B)                                378             365
   Countrywide Home Loans, Ser 2006-
      OA4, Cl M4
         3.302%, 07/27/08 (B)                                285              63
   Countrywide Home Loans, Ser 2006-
      OA4, Cl M5
         3.353%, 07/27/08 (B)                                195              34
   Countrywide Home Loans, Ser 2006-
      OA5, Cl 1M4
         3.533%, 07/27/08 (B)                                275              28
   Countrywide Home Loans, Ser 2007-
      HYB1, Cl 1A1
         5.551%, 07/01/08 (B)                              1,591           1,479
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C3, Cl A3
         6.021%, 08/15/08 (B)                              2,381           2,335
   Downey Savings & Loan Association
      Mortgage Loan Trust, Ser 2004-AR4, Cl B1
         3.083%, 07/19/08 (B)                                268             102
   First Horizon Alternative Mortgage
      Trust, Ser 2006-AA6, Cl 2A1
         5.636%, 07/01/08 (B)                              3,028           2,253
   First Horizon Mortgage Pass-Through,
      Ser 2006-AR3, Cl 1A1
         5.666%, 07/01/08 (B)                                651             625
   Greenwich Capital Commercial
      Funding, Ser 2006-GG7, Cl AM
         6.112%, 07/01/08 (B)                              2,100           1,988
   GS Mortgage Securities II, Ser 2006-
      GG6, Cl AM
         5.622%, 08/10/08 (B)                              3,800           3,529
   Impac CMB Trust, Ser 2004-10, Cl 4M1
         3.083%, 07/25/08 (B)                                242             167
   Impac Secured Assets CMO Owner
      Trust, Ser 2007-1, Cl A1
         2.543%, 07/25/08 (B)                              4,792           4,129
   Impac Secured Assets CMO Owner
      Trust, Ser 2007-2, Cl 1A1A
         2.593%, 07/29/08 (B)                              2,948           2,568
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR12, Cl M2
         3.032%, 07/25/08 (B)                                235              36
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M6
         4.232%, 07/25/08 (B)                                240              54
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR4, Cl M4
         3.183%, 07/25/08 (B)                                165              33

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
   JP Morgan Chase Commercial
      Mortgage Securities, Ser 2006-LDP9,
      Cl A3
         5.336%, 05/15/47                          $       1,155   $       1,083
   JP Morgan Chase Commercial
      Mortgage Securities, Ser 2007-CB18,
      Cl A4
         5.716%, 11/15/17                                  7,000           6,569
         5.440%, 07/01/08                                  5,050           4,697
   Merrill Lynch Mortgage Investors,
      Ser 2005-A4, Cl 1A
         5.382%, 07/01/08 (B)                                374             361
   Merrill Lynch Mortgage Investors,
      Ser 2006-1, Cl 1A
         5.281%, 07/01/08 (B)                              1,413           1,340
   Merrill Lynch Mortgage Trust,
      Ser 2005-CKI1, Cl A6
         5.416%, 11/12/37 (B)                              2,316           2,235
   Merrill Lynch Mortgage Trust,
      Ser 2008-C1, Cl AM
         6.266%, 08/12/08 (B)                                756             725
   Merrill Lynch/Countrywide Commercial
      Mortgage, Ser 2006-4, Cl A3
         5.172%, 12/12/49 (B)                              5,667           5,274
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-14AR, Cl 6A1
         6.470%, 08/25/08 (B)                              1,786           1,440
   Nomura Asset Acceptance, Ser 2007-1,
      Cl 1A1A
         5.995%, 07/09/08                                  1,845           1,776
   Residential Accredit Loans, Ser 2006-
      QO1, Cl 2A3
         2.882%, 07/27/08 (B)                                312             122
   Residential Accredit Loans, Ser 2006-
      QO3, Cl M5
         3.263%, 07/25/08 (B)                                250              18
   Residential Accredit Loans, Ser 2006-
      QO3, Cl M4
         3.203%, 07/25/08 (B)                                250              20
   Residential Accredit Loans, Ser 2006-
      QO6, Cl M5
         2.982%, 07/29/08 (B)                                350              18
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1
         5.254%, 07/25/08 (B)                              1,121           1,107
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2005-16XS, Cl M2
         3.382%, 07/25/08 (B)                                505              61
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2007-9, Cl 2A1
         5.996%, 08/25/08 (B)                              1,831           1,365
   Structured Asset Mortgage Investments,
      Ser 2006-AR1, Cl B4
         3.432%, 07/27/08 (B)                                191              23
   Structured Asset Mortgage Investments,
      Ser 2006-AR1, Cl B5
         3.533%, 07/27/08 (B)                                121              15
   Structured Asset Securities, Ser 2006-
      NC1, Cl A4
         2.633%, 07/25/08 (B)                                300             238

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
   Washington Mutual Alternative
      Mortgage Pass-Through Certificates,
      Ser 2007-HY2, Cl 1A1
         5.734%, 04/25/37 (B)                      $       1,052   $         782
   Washington Mutual Mortgage Pass
      Through Certificates, Ser 2007-HY4,
      Cl 1A1
         5.553%, 07/01/08 (B)                              4,108           3,893
   Washington Mutual Mortgage Pass
      Through Certificates, Ser 2007-HY6,
      Cl 1A1
         5.673%, 06/25/37 (B)                              3,393           3,052
                                                                   -------------
                                                                          76,938
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $185,115) ($ Thousands)                                         173,510
                                                                   -------------
ASSET-BACKED SECURITIES -- 3.2%
MORTGAGE RELATED SECURITIES -- 1.3%
   ABSC NIM Trust, Ser 2005-HE6, Cl A1
         5.050%, 08/27/35 (C)                                 29              --
   Ace Securities, Ser 2003-OP1, Cl M1
         3.183%, 07/26/08 (B)                                500             403
   Ace Securities, Ser 2005-HE7, Cl A2D
         2.813%, 07/25/08 (B)                                800             688
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1
         3.183%, 07/25/08 (B)                                 38              31
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1
         3.832%, 07/25/08 (B)                                404             320
   Argent Securities, Ser 2003-W5, Cl M1
         3.183%, 07/25/08 (B)                                250             215
   Argent Securities, Ser 2003-W9, Cl M1
         3.173%, 07/26/08 (B)                                343             273
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2
         4.300%, 06/25/35 (D)                                279             276
   Asset-Backed Securities Home Equity
      Loan Trust, Ser 2003-HE5, Cl M1
         3.596%, 07/15/08 (B)                                547             474
   Bear Stearns Asset-Backed Securities
      NIM, Ser 2005-HE11, Cl A1
         5.500%, 11/25/35 (C)                                116              --
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2006-HE7, Cl 2A2
         2.643%, 07/25/08 (B)                              1,300           1,103
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2007-HE4, Cl 1A1
         2.603%, 07/31/08 (B)                              2,029           1,956
   Countrywide Asset-Backed Certificates,
      Ser 2006-S1, Cl A2
         5.549%, 08/25/21                                  1,210           1,093
   Home Equity Asset Trust, Ser 2003-4,
      Cl M2
         4.883%, 07/25/08 (B)                                271             223
   Home Equity Asset Trust, Ser 2006-5,
      Cl 2A3
         2.633%, 07/25/08 (B)                                250             214
   Home Equity Mortgage Trust, Ser 2006-
      5, Cl A1
         5.500%, 01/25/37                                  2,093             671

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
   Irwin Home Equity, Ser 2007-1, Cl 2A1
         2.633%, 07/17/08 (B) (C)                  $       3,797   $       2,848
   Morgan Stanley ABS Capital I,
      Ser 2003-NC10, Cl M1
         3.503%, 07/27/08 (B)                                583             492
   New Century Home Equity Loan Trust,
      Ser 2005-A, Cl A2
         4.461%, 07/25/08 (D)                                185             183
   Novastar Home Equity Loan, Ser 2007-
      1, Cl A2A1
         2.582%, 07/31/08 (B)                              2,775           2,642
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1
         3.133%, 07/23/08 (B)                                140             110
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11
         4.983%, 07/27/08 (B) (C)                            190               5
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
         2.603%, 07/26/08 (B)                              2,357           2,187
   Residential Asset Securities, Ser 2005-
      KS12, Cl A3
         2.803%, 07/25/08 (B)                                800             757
   Terwin Mortgage Trust, Ser 2006-
      2HGS, Cl A1
         4.500%, 03/25/37 (B) (C)                          1,512             442
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl A1
         4.500%, 05/25/37 (B) (C)                          1,560             705
   Terwin Mortgage Trust, Ser 2006-6, Cl 1A1
         4.500%, 07/25/37 (B)                                772             409
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8A
         5.483%, 07/28/08 (B) (C)                            194              79
                                                                   -------------
                                                                          18,799
                                                                   -------------
OTHER ASSET-BACKED SECURITIES -- 1.9%
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2
         5.233%, 07/25/08 (B)                                170               4
   Carrington Mortgage Loan Trust,
      Ser 2007-FRE1, Cl A1
         2.603%, 07/25/08 (B)                              1,736           1,679
   Chase Funding Mortgage Loan Asset-
      Backed Certificates, Ser 2003-6,
      Cl 1A3
         3.340%, 05/25/26                                     90              90
   Countrywide Asset-Backed Certificates,
      Ser 2003-5, Cl MV2
         4.083%, 07/25/08 (B)                                260             199
   Countrywide Asset-Backed Certificates,
      Ser 2005-7, Cl MV8
         3.932%, 07/27/08 (B)                                250              80
   Credit-Based Asset Servicing and
      Securitization, Ser 2005-CB2, Cl M1
         2.923%, 07/25/08 (B)                                102              87
   Credit-Based Asset Servicing and
      Securitization, Ser 2007-CB4,
      Cl A2A
         5.844%, 07/01/08 (D)                              1,956           1,944

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
   Credit-Based Asset Servicing and
      Securitization, Ser 2007-CB4,
      Cl A1A
         2.572%, 07/25/08 (B)                      $       1,874   $       1,767
   FBR Securitization Trust, Ser 2005-2,
      Cl M10
         4.732%, 07/28/08 (B)                                 71               1
   First Franklin Mortgage Loan Asset-
      Backed Certificates, Ser 2006-FF11,
      Cl M1
         2.733%, 07/06/08 (B)                              3,500             672
   First Franklin Mortgage Loan Asset-
      Backed Certificates, Ser 2006-FF14,
      Cl A2
         2.543%, 07/25/08 (B)                              2,119           1,953
   GSAMP Trust, Ser 2007-HE2, Cl A2A
         2.513%, 07/20/08 (B)                              2,053           1,953
   Lehman XS Trust, Ser 2005-5N, Cl M4
         4.232%, 07/31/08 (B)                                725             109
   Lehman XS Trust, Ser 2005-5N, Cl M3
         3.482%, 07/25/08 (B)                                600             195
   Lehman XS Trust, Ser 2005-7N,
      Cl M51
         3.733%, 07/31/08 (B)                                150              30
   Lehman XS Trust, Ser 2005-7N, Cl M7I
         4.232%, 07/27/08 (B)                                325              49
   Lehman XS Trust, Ser 2005-9N, Cl M6
         4.232%, 07/30/08 (B)                                415              83
   Lehman XS Trust, Ser 2005-9N, Cl M4
         3.882%, 07/30/08 (B)                                225              56
   Lehman XS Trust, Ser 2006-12N,
      Cl M4
         3.032%, 07/25/08 (B)                                270              31
   Lehman XS Trust, Ser 2006-12N,
      Cl M5
         3.083%, 07/25/08 (B)                                150              30
   Lehman XS Trust, Ser 2006-2N, Cl M5
         3.633%, 07/27/08 (B)                                240              66
   Long Beach Mortgage Loan Trust,
      Ser 2005-WL2, Cl M1
         2.953%, 07/25/08 (B)                                700             568
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3
         2.813%, 07/27/08 (B)                                560             491
   Merrill Lynch Mortgage Investors NIM
      Trust, Ser 2005-FF6, Cl N1
         4.500%, 05/25/36 (C)                                 43              --
   Merrill Lynch Mortgage Investors,
      Ser 2007-HE2, Cl A2A
         2.603%, 07/30/08 (B)                              2,250           2,115
   Merrill Lynch Mortgage Investors,
      Ser 2007-SL1, Cl A1
         2.783%, 07/11/08 (B)                              2,122           1,056
   Morgan Stanley ABS Capital I,
      Ser 2005-HE6, Cl A2C
         2.803%, 07/25/08 (B)                              1,600           1,352
   Ownit Mortgage Loan Asset Backed
      Certificates, Ser 2006-1, Cl AF1
         5.424%, 12/25/36 (D)                                527             526
   RAAC Series, Ser 2007-SP1, Cl A1
         2.633%, 07/10/08 (B)                              2,218           2,097

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
------------------------------------------------   -------------   -------------
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B
         2.633%, 07/25/08 (B) (C)                  $       1,000   $         875
   Saco I Trust, Ser 2005-10, Cl 2A1
         2.743%, 07/30/08 (B)                              2,564           2,209
   Securitized Asset-Backed Receivables
      Trust LLC, Ser 2005-HE1, Cl A3C
         2.813%, 07/25/08 (B)                                400             373
   SLM Student Loan Trust, Ser 2006-C,
      Cl C
         2.861%, 09/15/08 (B)                              1,000             660
   Structured Asset Investment Loan Trust,
      Ser 2003-BC4, Cl M2
         5.483%, 07/25/08 (B)                                163             136
   Structured Asset Investment Loan Trust,
      Ser 2005-4, Cl M11
         4.983%, 07/25/08 (B)                                250               2
   Structured Asset Securities, Ser 2007-
      BC1, Cl A4
         2.613%, 07/25/08 (B)                              1,400           1,004
   Wachovia Student Loan Trust,
      Ser 2006-1, Cl B
         3.160%, 09/29/08 (B) (C)                          3,200           2,728
                                                                   -------------
                                                                          27,270
                                                                   -------------
Total Asset-Backed Securities
   (Cost $61,998) ($ Thousands)                                           46,069
                                                                   -------------
CORPORATE OBLIGATIONS -- 0.0%
FINANCIALS -- 0.0%
   Discover Financial Services
         6.450%, 06/12/17 (C)                                115              97
   Shinsei Finance Cayman
         6.418%, 01/29/49 (B) (C)                            400             281
   Washington Mutual Preferred Funding
         6.534%, 03/29/49 (B) (C)                            400             178
                                                                   -------------
Total Corporate Obligations
   (Cost $915) ($ Thousands)                                                 556
                                                                   -------------
CASH EQUIVALENT -- 7.8%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.530%**++               112,441,954        112,442
                                                                   -------------
Total Cash Equivalent
   (Cost $112,442) ($ Thousands)                                         112,442
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.0%
   FNMA
      2.081%, 09/24/08 (E)                                   150             149
      2.621%, 12/10/08 (E)                                  1650           1,631
      2.016%, 08/13/08 (E)                                  1021           1,018
      10.444%, 02/02/09 (E)                                2,800           2,757
   FHLMC
      2.102%, 11/03/08 (E)                                  8379           8,307
      2.094%, 07/11/08 (E)                                   300             300
                                                                   -------------
Total U.S. Government Agency
Obligations
   (Cost $14,174) ($ Thousands)                                           14,162
                                                                   -------------

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
------------------------------------------------   -------------   -------------
U.S. TREASURY OBLIGATIONS -- 0.3%
   U.S. Treasury Inflation Protected
      Security
      2.375%, 04/15/11                             $       1,434   $       1,519
   U.S. Treasury Bills
      2.175%, 12/04/08 (E) (F)                                50              50
      1.824%, 08/21/08 (E)                                 3,609           3,600
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $5,078) ($ Thousands)                                             5,169
                                                                   -------------
Total Investments -- 120.5%
   (Cost $1,802,680) ($ Thousands) @                               $   1,739,695
                                                                   =============
COMMON STOCK SOLD SHORT -- (14.7)%
CONSUMER DISCRETIONARY -- (2.9)%
   Advance Auto Parts                                     (5,972)           (232)
   Amazon.com*                                           (11,800)           (865)
   Apollo Group, Cl A*                                   (24,545)         (1,086)
   Autozone*                                                (648)            (78)
   Bed Bath & Beyond*                                    (35,300)           (992)
   Career Education*                                     (16,039)           (234)
   Carnival                                               (7,923)           (261)
   Centex                                                (64,400)           (861)
   Central European Media Enterprises, Cl A*             (47,065)         (4,261)
   Circuit City Stores                                  (177,289)           (512)
   Clear Channel Communications                          (16,100)           (567)
   Clear Channel Outdoor Holdings, Cl A*                 (20,800)           (371)
   Coldwater Creek*                                      (46,900)           (248)
   CTC Media*                                            (36,164)           (892)
   Dick's Sporting Goods*                               (122,500)         (2,173)
   Discovery Holding, Cl A*                             (127,986)         (2,811)
   DISH Network, Cl A*                                   (28,100)           (823)
   DR Horton                                             (53,102)           (576)
   DreamWorks Animation SKG, Cl A*                       (87,142)         (2,598)
   Eastman Kodak                                         (11,700)           (169)
   EW Scripps, Cl A                                       (1,800)            (75)
   Fortune Brands                                           (900)            (56)
   Gentex                                                (62,631)           (904)
   Hillenbrand                                            (4,900)           (105)
   International Game Technology                          (1,900)            (47)
   ITT Educational Services*                              (6,985)           (577)
   KB Home                                               (42,190)           (714)
   Las Vegas Sands*                                      (50,423)         (2,392)
   Marriott International, Cl A                           (2,900)            (76)
   MGM Mirage*                                           (37,400)         (1,267)
   Mohawk Industries*                                     (6,873)           (441)
   News, Cl A                                            (26,100)           (393)
   O'Reilly Automotive*                                  (42,600)           (952)
   Orient-Express Hotels, Cl A                           (26,100)         (1,134)
   Phillips-Van Heusen                                   (28,400)         (1,040)
   Pulte Homes                                          (176,500)         (1,700)
   Quiksilver*                                           (19,800)           (194)
   Ryland Group                                           (5,668)           (124)
   Saks*                                                 (62,100)           (682)
   Sally Beauty Holdings*                                (72,100)           (466)
   Scientific Games, Cl A*                              (146,404)         (4,337)
   Toll Brothers*                                        (27,767)           (520)
   Weight Watchers International                         (21,013)           (748)

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Wynn Resorts                                          (26,845)  $      (2,184)
                                                                   -------------
                                                                         (41,738)
                                                                   -------------
CONSUMER STAPLES -- (0.3)%
   Clorox                                                   (257)            (14)
   Dr Pepper Snapple Group*                              (51,724)         (1,085)
   Estee Lauder, Cl A                                     (5,600)           (260)
   Hansen Natural*                                       (12,565)           (362)
   Hershey                                               (13,395)           (439)
   Lorillard*                                            (10,025)           (693)
   PepsiCo                                                (9,390)           (604)
   Smithfield Foods*                                      (9,300)           (185)
   Whole Foods Market                                    (19,606)           (465)
                                                                   -------------
                                                                          (4,107)
                                                                   -------------
ENERGY -- (2.1)%
   Baker Hughes                                           (2,900)           (253)
   BJ Services                                           (33,500)         (1,070)
   Cabot Oil & Gas                                       (33,800)         (2,289)
   Cameco                                                (31,300)         (1,342)
   Continental Resources*                                (45,330)         (3,142)
   Delta Petroleum*                                      (73,300)         (1,871)
   Diamond Offshore Drilling                              (4,483)           (624)
   Enbridge                                              (46,200)         (1,995)
   Forest Oil*                                            (2,900)           (216)
   Foundation Coal Holdings                              (11,700)         (1,036)
   Frontier Oil                                           (5,600)           (134)
   Global Industries*                                     (5,500)            (99)
   Goodrich Petroleum*                                   (23,100)         (1,916)
   Holly                                                 (17,900)           (661)
   Overseas Shipholding Group                             (3,703)           (294)
   Peabody Energy                                        (20,800)         (1,831)
   Plains Exploration & Production*                      (17,600)         (1,284)
   Range Resources                                       (40,000)         (2,622)
   Rowan                                                  (3,600)           (168)
   Teekay Shipping                                       (53,179)         (2,403)
   TransCanada                                           (55,100)         (2,136)
   Transocean                                             (3,800)           (579)
   Unit*                                                 (12,519)         (1,039)
   Weatherford International*                            (16,800)           (833)
                                                                   -------------
                                                                         (29,837)
                                                                   -------------
FINANCIALS -- (2.7)%
   AMB Property+                                          (3,400)           (171)
   Arthur J. Gallagher                                    (6,400)           (154)
   Assured Guaranty                                      (54,700)           (984)
   Astoria Financial                                         (35)             (1)
   AvalonBay Communities+                                (11,300)         (1,008)
   Bancorpsouth                                           (2,600)            (45)
   Brandywine Realty Trust+                              (39,215)           (618)
   CapitalSource+                                        (76,074)           (843)
   Capitol Federal Financial                             (44,500)         (1,674)
   CBL & Associates Properties+                          (35,213)           (804)
   Commerce Bancshares                                    (3,800)           (151)
   Conseco*                                              (42,187)           (418)
   Fannie Mae                                            (88,900)         (1,735)
   Federal Realty Investment Trust+                       (4,900)           (338)
   Fidelity National Financial, Cl A                     (84,616)         (1,066)
   First American                                        (23,300)           (615)
   First Horizon National                               (147,621)         (1,097)
   Freddie Mac                                           (83,161)         (1,364)
   General Growth Properties+                            (14,434)           (506)
   Guaranty Financial Group*                             (15,565)            (84)
   Jefferies Group                                      (178,291)         (2,999)

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Lehman Brothers Holdings                              (31,262)  $        (619)
   Leucadia National                                     (65,424)         (3,071)
   Markel*                                                  (600)           (220)
   MBIA                                                  (90,849)           (399)
   Mercury General                                        (4,025)           (188)
   Merrill Lynch                                        (124,665)         (3,953)
   MF Global*                                            (13,267)            (84)
   MGIC Investment                                        (9,989)            (61)
   Morgan Stanley                                         (8,497)           (306)
   Plum Creek Timber+                                    (10,400)           (444)
   PMI Group                                             (90,951)           (177)
   Progressive                                           (20,100)           (376)
   SL Green Realty+                                       (7,300)           (604)
   SLM*                                                  (93,701)         (1,813)
   Sovereign Bancorp                                    (176,422)         (1,299)
   UDR+                                                  (40,552)           (908)
   Valley National Bancorp                               (80,800)         (1,274)
   Ventas+                                               (74,359)         (3,166)
   Washington Mutual                                    (423,591)         (2,088)
   XL Capital, Cl A                                      (43,060)           (885)
                                                                   -------------
                                                                         (38,610)
                                                                   -------------
HEALTH CARE -- (1.7)%
   Advanced Medical Optics*                              (10,800)           (202)
   Barr Pharmaceuticals*                                  (5,212)           (235)
   Brookdale Senior Living                               (67,568)         (1,376)
   Celgene*                                               (9,100)           (581)
   Cephalon*                                             (23,762)         (1,585)
   Cooper                                                (21,069)           (783)
   Gen-Probe*                                             (3,667)           (174)
   Henry Schein*                                         (15,800)           (815)
   Hill-Rom Holdings                                      (3,860)           (104)
   ImClone Systems*                                      (33,212)         (1,344)
   Intuitive Surgical*                                      (695)           (187)
   Invitrogen*                                            (7,800)           (306)
   LifePoint Hospitals*                                  (54,485)         (1,542)
   Lincare Holdings*                                     (30,714)           (872)
   Millipore*                                             (7,900)           (536)
   Mylan Laboratories                                   (291,615)         (3,520)
   Omnicare                                              (37,948)           (995)
   Resmed*                                               (31,300)         (1,119)
   Schering-Plough                                       (30,900)           (608)
   Tenet Healthcare*                                    (373,900)         (2,079)
   Varian Medical Systems*                               (13,600)           (705)
   VCA Antech*                                           (57,400)         (1,595)
   Vertex Pharmaceuticals*                               (82,700)         (2,768)
   Waters*                                                (1,695)           (109)
                                                                   -------------
                                                                         (24,140)
                                                                   -------------
INDUSTRIALS -- (1.4)%
   Aircastle                                             (12,832)           (108)
   Alliant Techsystems*                                  (13,833)         (1,407)
   AMR*                                                 (267,480)         (1,369)
   Continental Airlines, Cl B*                           (99,042)         (1,001)
   Copa Holdings, Cl A                                   (10,738)           (302)
   Copart*                                               (15,935)           (682)
   Corporate Executive Board                             (20,931)           (880)
   Covanta Holding*                                         (460)            (12)
   Delta Air Lines*                                     (213,407)         (1,216)
   Dun & Bradstreet                                       (6,992)           (613)
   Expeditors International of Washington                (13,600)           (585)
   Foster Wheeler*                                        (1,730)           (127)
   FTI Consulting*                                          (886)            (62)
   General Cable*                                        (19,800)         (1,205)

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   IHS, Cl A*                                            (13,900)  $        (967)
   Kennametal                                            (36,000)         (1,172)
   MSC Industrial Direct, Cl A                           (17,650)           (779)
   Pall                                                  (14,700)           (583)
   Pitney Bowes                                          (49,676)         (1,694)
   Quanta Services*                                      (54,100)         (1,800)
   Ritchie Bros Auctioneers                              (32,100)           (871)
   Shaw Group*                                           (15,000)           (927)
   Southwest Airlines                                    (19,000)           (248)
   Stericycle*                                            (8,433)           (436)
   Teleflex                                                  (43)             (2)
   URS*                                                  (28,500)         (1,196)
   UTI Worldwide                                         (47,700)           (952)
                                                                   -------------
                                                                         (21,196)
                                                                   -------------
INFORMATION TECHNOLOGY -- (2.4)%
   Advanced Micro Devices*                               (22,023)           (128)
   Alliance Data Systems*                                 (9,676)           (547)
   Amphenol, Cl A                                        (34,600)         (1,553)
   Applied Materials                                     (39,200)           (748)
   Autodesk*                                             (20,800)           (703)
   AVX                                                    (6,400)            (73)
   Cognizant Technology Solutions, Cl A*                 (12,900)           (419)
   CommScope*                                            (33,500)         (1,768)
   Cypress Semiconductor*                               (122,100)         (3,022)
   Dolby Laboratories, Cl A*                             (10,744)           (433)
   DST Systems*                                          (29,100)         (1,602)
   EchoStar, Cl A*                                       (20,800)           (649)
   Equinix*                                              (21,600)         (1,927)
   F5 Networks*                                          (15,480)           (440)
   Fair Isaac                                            (31,471)           (654)
   Fidelity National Information Services                (27,000)           (997)
   Fiserv*                                               (21,052)           (956)
   International Rectifier*                              (10,802)           (207)
   Kla-Tencor                                            (25,900)         (1,054)
   Lam Research*                                         (79,499)         (2,874)
   Linear Technology                                     (76,797)         (2,501)
   MEMC Electronic Materials*                               (431)            (27)
   Micron Technology*                                   (159,400)           (956)
   Molex                                                 (32,400)           (791)
   Motorola                                              (23,600)           (173)
   NeuStar, Cl A*                                        (25,800)           (556)
   Novell*                                               (31,800)           (187)
   Novellus Systems*                                     (62,400)         (1,322)
   Paychex                                                (7,803)           (244)
   Rambus*                                              (134,942)         (2,573)
   Red Hat*                                              (62,500)         (1,293)
   Salesforce.com*                                       (19,700)         (1,344)
   Seagate Technology                                     (9,039)           (173)
   Tellabs*                                              (26,400)           (123)
   Varian Semiconductor Equipment Associates*             (2,300)            (80)
   VeriFone Holdings*                                    (20,833)           (249)
   VeriSign*                                              (5,200)           (197)
   Western Digital*                                       (4,505)           (156)
   Zebra Technologies, Cl A*                             (32,922)         (1,075)
                                                                   -------------
                                                                         (34,774)
                                                                   -------------
MATERIALS -- (0.7)%
   Albemarle                                              (7,200)           (287)
   Allegheny Technologies                                 (7,600)           (451)
   Century Aluminum*                                     (18,200)         (1,210)
   Cleveland-Cliffs                                       (3,220)           (384)
   Eagle Materials                                       (37,333)           (946)

                                                                    Market Value
Description                                              Shares    ($ Thousands)
-----------------------------------------------------   --------   -------------
   Ivanhoe Mines*                                       (155,100)  $      (1,692)
   Louisiana-Pacific                                    (152,896)         (1,298)
   Packaging Corp of America                             (25,931)           (558)
   Sealed Air                                             (3,000)            (57)
   Silver Standard Resources*                            (31,800)           (911)
   Southern Copper                                        (1,570)           (167)
   Temple-Inland                                         (51,937)           (585)
   Titanium Metals                                       (19,000)           (266)
   Weyerhaeuser                                          (30,563)         (1,563)
                                                                   -------------
                                                                         (10,375)
                                                                   -------------
TELECOMMUNICATION SERVICES -- (0.3)%
   Citizens Communications                               (74,992)           (851)
   Embarq                                                 (2,038)            (96)
   MetroPCS Communications*                              (44,800)           (793)
   NII Holdings*                                         (42,200)         (2,004)
   Windstream                                            (33,492)           (413)
                                                                   -------------
                                                                          (4,157)
                                                                   -------------
UTILITIES -- (0.2)%
   Allegheny Energy                                       (2,100)           (105)
   Equitable Resources                                   (19,000)         (1,312)
   Mirant*                                               (29,900)         (1,171)
   Wisconsin Energy                                      (15,900)           (719)
                                                                   -------------
                                                                          (3,307)
                                                                   -------------
Total Common Stock Sold Short
   (Proceeds $(240,335)) ($ Thousands)                                  (212,241)
                                                                   -------------

     Percentages are based on Net Assets of $1,443,184 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of June 30, 2008.

(A) All or a portion of this security has been pledged as collateral for securities sold short. The total value of collateral for securities sold short at June 30, 2008 was $645,170 ($ Thousands).

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2008.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on June 30, 2008. The coupon on a step bond changes on a specified date.

(E) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) Security or portion thereof, has been pledged as collateral on open futures contracts.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security.

ABS   -- Asset-Based Security
ARM   -- Adjustable Rate Mortgage
Cl    -- Class
CMO   -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GNMA  -- Government National Mortgage Association
IO    -- Interest Only
LLC -- Limited Liability Company
NIM -- Net Interest Margin
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

@ At June 30, 2008, the tax basis cost of the Fund's investments was $1,802,680 ($ Thousands), and the unrealized appreciation and depreciation were $115,106 ($ Thousands) and ($178,091) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:

                                                                    UNREALIZED
                                       NUMBER OF                   APPRECIATION
TYPE OF                                CONTRACTS     EXPIRATION   (DEPRECIATION)
CONTRACT                             LONG (SHORTS)      DATE       ($ THOUSANDS)
--------                             -------------   ----------   --------------
90-Day Euro$                              (6)        Dec-2008       $      1
90-Day Euro$                               4         Dec-2009            (14)
90-Day Euro$                              (9)        Dec-2011             (1)
90-Day Euro$                              75         Sept-2008            70
90-Day Euro$                             110         Sept-2009           (28)
90-Day Euro$                              (3)        Sept-2011             2
90-Day Euro$                              (4)        Sept-2012             1
90-Day Euro$                             153         June-2009           108
90-Day Euro$                            (119)        June-2010          (174)
90-Day Euro$                              (5)        June-2011             2
90-Day Euro$                              (4)        June-2012             1
90-Day Euro$                              55         Mar-2009           (135)
90-Day Euro$                             (20)        Mar-2010            (32)
90-Day Euro$                             (18)        Mar-2011            (14)
90-Day Euro$                              (9)        Mar-2012             (2)
10-Year Swap                            (209)        Sept-2008             2
Federal Fund 30-Day Index                (12)        Oct-2008              5
S&P 500 Composite Index                  768         Sept-2008       (15,664)
U.S. 2-Year Note                         241         Oct-2008            (24)
U.S. 5-Year Note                         110         Sept-2008             1
U.S. 10-Year Note                       (207)        Sept-2008          (303)
U.S. Long Treasury Bond                  (24)        Sept-2008             9
                                                                    --------
                                                                    $(16,189)
                                                                    ========

A summary of outstanding swap agreements held by the Fund at June 30, 2008, is as follows:

                                              TOTAL RETURN SWAPS
--------------------------------------------------------------------------------------------------------------
                                                                                                       NET
                                                                                      NOTIONAL     UNREALIZED
                    REFERENCE                                         TERMINATION      AMOUNT     DEPRECIATION
COUNTERPARTY   ENTITY/OBLIGATION     FUND PAYS       FUND RECEIVES        DATE      (THOUSANDS)   ($THOUSANDS)
------------   -----------------   -------------   ----------------   -----------   -----------   ------------
Wachovia       BAS AAA 10YR CMBS   Negative        Initial Index        07/31/08       15,000       $  (539)
               Daily Index         Spread Return   Spread Minus 65
                                                   bp
Bank Of        BAS AAA 10YR CMBS   Negative        Initial Index        07/31/08       20,000          (719)
America        Daily Index         Spread Return   Spread Minus 35
                                                   bp
Bank Of        BAS AAA 10YR CMBS   Negative        Initial Index        09/30/08        5,000          (180)
America        Daily Index         Spread Return   Spread Plus 0 bp
Bank Of        BAS AAA 10YR CMBS   Negative        Initial Index        10/31/08       18,000          (647)
America        Daily Index         Spread Return   Spread Minus 10
                                                   bp
J.P. Morgan    BAS AAA 10YR CMBS   Negative        Initial Index        10/31/08       12,000          (432)
               Daily Index         Spread Return   Spread Minus 70
                                                   bp
Merrill        S&P 500 Total       3-Month Libor   Price Return         12/25/08       24,377          (701)
Lynch          Return Index        Minus 11 bp
                                                                                                    -------
                                                                                                    $(3,218)
                                                                                                    =======

                                                 CREDIT DEFAULT SWAPS
----------------------------------------------------------------------------------------------------------------------
                                                                                                             NET
                                                                                                         UNREALIZED
                                                                 (PAYS)/                   NOTIONAL     APPRECIATION
                                                    BUY/SELL    RECEIVES   TERMINATION      AMOUNT      (DEPRECIATION)
COUNTERPARTY      REFERENCE ENTITY/OBLIGATION      PROTECTION     RATE        DATE       (THOUSANDS)     ($THOUSANDS)
------------      ------------------------------   ----------   --------   -----------   -----------   ---------------
Bank Of America   Alcan Inc., 4.875%, 09/15/2012   Buy           (0.35)%    12/20/13           750          $160
Bank Of America   Alcan Inc., 4.875%, 09/15/2012   Buy           (0.32)     03/20/14           650             1
Goldman           Anheuser-Busch Inc.,
                  10/01/2010                       Buy            1.08      09/20/13           750            --
Barclays          Anheuser-Busch Inc.,
                  10/01/2010                       Buy            1.08      09/20/13           750             3
Bank Of America   Autozone Inc., 5.875%,
                  10/15/2020                       Buy           (0.44)     12/20/11           750           (14)
J.P. Morgan       Autozone Inc., 5.875%,
                  10/15/2020                       Buy           (0.46)     12/20/11           750             3
Bank Of America   Black & Decker Corp., 7.125%,
                  06/01/2011                       Buy           (0.55)     12/20/11           750            17
J.P. Morgan       Black & Decker Corp., 7.125%,
                  06/01/2011                       Buy           (0.55)     12/20/11           750             3
Goldman Sachs     Borgwarner Inc., 6.500%,
                  02/15/2009                       Buy           (0.66)     03/20/13         1,250             1
Goldman Sachs     Borgwarner Inc., 6.500%,
                  02/15/2009                       Buy           (0.80)     03/20/13         1,000            59

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                                                             NET
                                                                                                         UNREALIZED
                                                                 (PAYS)/                   NOTIONAL     APPRECIATION
                                                    BUY/SELL    RECEIVES   TERMINATION      AMOUNT      (DEPRECIATION)
COUNTERPARTY      REFERENCE ENTITY/OBLIGATION      PROTECTION     RATE        DATE       (THOUSANDS)     ($THOUSANDS)
------------      ------------------------------   ----------   --------   -----------   -----------   ---------------
Bank Of           Campbell Soup Co.,
America           4.875, 10/01/2013                Buy           (0.20)%     06/20/14        1,150           $  8
J.P. Morgan       Carnival Corp., 6.650%,
                  1/15/2028                        Buy           (0.22)      06/20/12          650             14
Bank Of
America           Cdbalz__0913L0                   Buy            0.81       09/20/13          500             13
Goldman Sachs     CDX.NA.IG 9 Index                Buy           (0.60)      12/20/12        5,000              8
Goldman Sachs     Centurytel Inc., 6.000%
                  04/01/2017                       Buy           (1.10)      03/20/13        1,250              8
J.P. Morgan       CMBX.NA.A 2 Index                Buy           (0.25)      03/15/49        1,000             35
Goldman Sachs     CMBX.NA.A 3 Index                Buy           (0.62)      12/25/49        1,000              7
Bank Of           Computer Science Corp.,
America           5.000%, 02/15/2013               Buy            0.65       06/20/13        1,500             15
Bank Of           Darden Restaurants Inc.,
America           7.125%, 02/01/2016               Buy           (0.45)      12/20/11          750             10
Merrill Lynch     Donnelley (R.R. & Sons,
                  4.950%, 04/01/2014               Buy           (0.69)      12/20/11          750              4
Merrill Lynch     Dow Chemical Inc., 6.000%,
                  10/01/2012                       Buy           (0.25)      12/20/13          750              9
J.P. Morgan       Dow Chemical Inc., 6.000%,
                  10/01/2012                       Buy           (0.26)      12/20/13          750              8
J.P. Morgan       Gap Inc., 8.800%,
                  12/15/2008                       Buy           (1.18)      12/20/11          750             14
Bank Of           Gap Inc., 8.800%,
America           12/15/2008                       Buy           (1.18)      12/20/11          750             51
J.P. Morgan       Hasbro Inc., 2.750%,
                  12/01/2021                       Buy           (0.39)      12/20/11          750             22
Bank Of           Johnson Controls Inc.,
America           7.125%, 07/15/2017               Buy           (0.39)      12/20/13          750             23
Bank Of           Johnson Controls Inc.,
America           7.125%, 07/15/2017               Buy           (0.39)      12/20/13          750             46
J.P. Morgan       Jones Apparel Group,
                  5.125%, 11/15/2014               Buy           (0.77)      12/20/11          750             19
Merrill Lynch     Kroger Co. 5.500%,
                  02/01/2013                       Buy           (0.64)      03/20/13        1,500             16
Bank Of           Lowes Companies Inc.,
America           8.250%, 06/01/2010               Buy           (0.95)      03/20/13        1,000             10
Merrill Lynch     Lowes Companies Inc.,
                  8.250%, 06/01/2010               Buy           (0.13)      12/20/11          750             32
Bank Of           Lowes Companies Inc.,
America           8.250%, 06/01/2010               Buy            0.60       09/20/13        1,250             16
Merrill Lynch     Lubrizol Corp., 7.250%,
                  06/15/2025                       Buy           (0.45)      12/20/11          750              3
J.P. Morgan       Lubrizol Corp., 7.250%,
                  06/15/2025                       Buy           (0.45)      12/20/11          750             59
Bank Of           Masco Corp., 5.875%,
America           07/15/2012                       Buy           (0.73)      12/20/13          750            339
Merrill Lynch     MDC Holdings Inc., 5.500%,
                  05/15/2013                       Buy           (0.90)      12/20/11          750             25
Bank Of           Meadwestavaco Corp.,
America           6.850%, 04/01/2012               Buy           (0.48)      12/20/11          750            211
Bank Of           MGIC Investment Corp.,
America           6.000%, 11/01/2015               Buy           (0.35)      12/20/13          750            251
J.P. Morgan       MGIC Investment Corp.,
                  6.000%, 11/01/2015               Buy           (0.35)      12/20/13          750             11
J.P. Morgan       Nordstrom Inc., 6.950%,
                  03/15/2028                       Buy           (0.28)      12/20/13          750              2
Merrill Lynch     Nordstrom Inc., 6.950%,
                  03/15/2028                       Buy           (0.28)      12/20/13          750            366
Bank Of           Nucor Corp., 4.875%,
America           10/01/2012                       Buy           (0.22)      12/20/11          750            250
J.P. Morgan       Nucor Corp., 4.875%,
                  10/01/2012                       Buy           (0.22)      12/20/11          750            191
Bank Of           Pitney Bowes Inc., 4.625%,
America           10/01/2012                       Buy           (0.14)      12/20/11        1,500             13
J.P. Morgan       PMI Group Inc., 6.000%,
                  09/15/2016                       Buy           (0.35)      12/20/13          750             22
Bank Of           PMI Group Inc., 6.000%,
America           09/15/2016                       Buy           (0.35)      12/20/13          750             41
J.P. Morgan       PPG Industries Inc.,
                  7.050%, 08/15/2009               Buy           (0.20)      12/20/11          750             12
J.P. Morgan       Radian Group Inc., 7.750%,
                  06/01/2011                       Buy           (0.39)      12/20/13          750             13

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
June 30, 2008

                                                                                                             NET
                                                                                                         UNREALIZED
                                                                 (PAYS)/                   NOTIONAL     APPRECIATION
                                                    BUY/SELL    RECEIVES   TERMINATION      AMOUNT      (DEPRECIATION)
COUNTERPARTY      REFERENCE ENTITY/OBLIGATION      PROTECTION     RATE        DATE       (THOUSANDS)     ($THOUSANDS)
------------      ------------------------------   ----------   --------   -----------   -----------   ---------------
Bank Of           Radian Group Inc., 7.750%,
America           06/01/2011                       Buy           (0.35)%     12/20/13         750         $   26
Bank Of           Safeway Inc. 5.800%,
America           08/15/2012                       Buy           (0.59)      03/20/13       1,250              8
J.P. MORGAN       Safeway Inc. 5.800%,
                  08/15/2012                       Buy           (0.64)      03/20/13       1,250            130
Merrill Lynch     Southwest Airlines Co,
                  6.50%, 03/01/2012                Buy           (0.27)      12/20/11         750             39
J.P. Morgan       Southwest Airlines Co,
                  6.50%, 03/01/2012                Buy           (0.27)      12/20/11         750              3
Bank Of           Southwest Airlines Co.,
America           5.250%, 10/01/2014               Buy           (1.40)      06/20/13         750              2
Bank Of           The Limited Inc., 6.125%,
America           12/01/2012                       Buy           (0.48)      12/20/11         750             (4)
Bank Of           TJX Companies Inc.,
America           7.450%, 12/15/2009               Buy           (0.19)      12/20/11         750             34
J.P. Morgan       Washington Mutual Co.,
                  5.250%, 09/15/2017               Buy           (0.32)      03/20/12         700             10
Bank Of           Weyerhaeuser Company,
America           6.750%, 03/15/2012               Buy           (0.45)      12/20/11         350             (2)
Merrill Lynch     Weyerhaeuser Company,
                  6.750%, 03/15/2012               Buy           (0.45)      03/20/12         750             --
J.P. Morgan       Whirlpool Corp., 7.750%,
                  07/15/2016                       Buy           (0.39)      12/20/11         750            (16)
Goldman Sachs     Whirlpool Corp., 7.750%,
                  07/15/2016                       Buy            1.02       09/20/13       1,000             17
                                                                                                          ------
                                                                                                          $2,677
                                                                                                          ======

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
COMMON STOCK -- 94.7%
CONSUMER DISCRETIONARY -- 7.7%
   Abercrombie & Fitch, Cl A                               9,300      $    583
   Amazon.com * (A)                                       36,300         2,662
   Apollo Group, Cl A * (A)                               16,103           713
   Autonation * (A)                                       18,826           189
   Autozone *                                              5,094           616
   Bed Bath & Beyond * (A)                                33,933           954
   Best Buy                                               41,141         1,629
   Big Lots * (A)                                          9,713           303
   Black & Decker (A)                                      7,009           403
   Carnival (A)                                           52,084         1,717
   CBS, Cl B (A)                                          81,501         1,588
   Centex                                                 14,944           200
   Clear Channel Communications (A)                       59,563         2,097
   Coach *                                                41,710         1,205
   Comcast, Cl A (A)                                     354,744         6,729
   Darden Restaurants                                     18,113           579
   Dillard's, Cl A (A)                                     7,605            88
   DIRECTV Group *                                        85,300         2,210
   DR Horton                                              34,149           371
   Eastman Kodak (A)                                      35,910           518
   EW Scripps, Cl A                                       10,400           432
   Expedia *                                              25,500           469
   Family Dollar Stores (A)                               18,922           377
   Ford Motor * (A)                                      263,280         1,266
   Fortune Brands (A)                                     18,219         1,137
   GameStop, Cl A * (A)                                   19,600           792
   Gannett (A)                                            30,247           655
   Gap (A)                                                54,531           909
   General Motors (A)                                     65,648           755
   Genuine Parts                                          19,436           771
   Goodyear Tire & Rubber *                               28,393           506
   H&R Block                                              40,304           862
   Harley-Davidson                                        28,408         1,030
   Harman International Industries                         7,100           294
   Hasbro                                                 17,791           635
   Home Depot                                            200,464         4,695
   IAC/InterActive *                                      22,800           440
   International Game Technology                          37,356           933
   Interpublic Group * (A)                                58,601           504
   J.C. Penney                                            26,280           954
   Johnson Controls                                       70,957         2,035
   Jones Apparel Group                                     9,790           135
   KB Home (A)                                             9,655           163
   Kohl's *                                               37,247         1,491
   Leggett & Platt (A)                                    22,154           372
   Lennar, Cl A (A)                                       17,207           212
   Limited Brands (A)                                     38,927           656
   Liz Claiborne (A)                                      12,923           183
   Lowe's (A)                                            173,136         3,593
   Macy's                                                 50,764           986
   Marriott International, Cl A                           34,040           893
   Mattel                                                 44,318           759
   McDonald's                                            137,660         7,739
   McGraw-Hill                                            38,921         1,561
   Meredith (A)                                            4,863           138
   New York Times, Cl A (A)                               17,992           277
   Newell Rubbermaid                                      34,747           583
   News, Cl A                                            279,133         4,198
   Nike, Cl B (A)                                         45,994         2,742
   Nordstrom (A)                                          21,002           636

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
   Office Depot *                                         34,620      $    379
   Omnicom Group                                          38,804         1,742
   Polo Ralph Lauren                                       7,700           483
   Pulte Homes (A)                                        26,555           256
   RadioShack                                             17,025           209
   Sears Holdings * (A)                                    9,165           675
   Sherwin-Williams (A)                                   12,016           552
   Snap-On                                                 7,353           382
   Stanley Works                                           8,979           402
   Staples                                                83,914         1,993
   Starbucks * (A)                                        86,658         1,364
   Starwood Hotels & Resorts Worldwide                    22,335           895
   Target                                                 93,619         4,352
   Tiffany (A)                                            14,673           598
   Time Warner                                           425,514         6,298
   TJX (A)                                                52,167         1,642
   VF                                                     11,514           820
   Viacom, Cl B *                                         75,501         2,306
   Walt Disney (A)                                       226,827         7,077
   Washington Post, Cl B                                     730           428
   Wendy's International                                  10,808           294
   Whirlpool                                               8,905           550
   Wyndham Worldwide                                      22,602           405
   Yum! Brands                                            56,970         1,999
                                                                      --------
                                                                       109,223
                                                                      --------
CONSUMER STAPLES -- 10.2%
   Altria Group                                          250,556         5,151
   Anheuser-Busch                                         86,974         5,403
   Archer-Daniels-Midland                                 78,666         2,655
   Avon Products (A)                                      51,051         1,839
   Brown-Forman, Cl B                                      9,976           754
   Campbell Soup                                          27,275           912
   Clorox                                                 16,242           848
   Coca-Cola                                             240,396        12,496
   Coca-Cola Enterprises                                  34,817           602
   Colgate-Palmolive                                      62,593         4,325
   ConAgra Foods                                          57,852         1,115
   Constellation Brands, Cl A *                           24,100           479
   Costco Wholesale                                       53,018         3,719
   CVS Caremark                                          172,495         6,826
   Dean Foods *                                           16,100           316
   Estee Lauder, Cl A (A)                                 14,500           673
   General Mills (A)                                      40,291         2,448
   Hershey (A)                                            19,712           646
   HJ Heinz                                               37,549         1,797
   Kellogg                                                31,267         1,501
   Kimberly-Clark                                         51,399         3,073
   Kraft Foods, Cl A                                     182,988         5,206
   Kroger                                                 81,059         2,340
   Lorillard *                                            13,200           913
   McCormick                                              16,261           580
   Molson Coors Brewing, Cl B                             17,046           926
   Pepsi Bottling Group                                   16,436           459
   PepsiCo                                               190,467        12,112
   Philip Morris International                           253,656        12,528
   Procter & Gamble                                      368,176        22,389
   Reynolds American                                      22,040         1,029
   Safeway (A)                                            51,146         1,460
   Sara Lee                                               87,887         1,077
   SUPERVALU                                              25,997           803
   SYSCO                                                  72,420         1,992
   Tyson Foods, Cl A                                      31,590           472

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
   UST (A)                                                18,540      $  1,012
   Walgreen                                              117,344         3,815
   Wal-Mart Stores (A)                                   280,511        15,765
   Whole Foods Market (A)                                 17,600           417
   WM Wrigley Jr.                                         25,760         2,004
                                                                      --------
                                                                       144,877
                                                                      --------
ENERGY -- 15.3%
   Anadarko Petroleum                                     56,880         4,257
   Apache                                                 40,100         5,574
   Baker Hughes                                           36,434         3,182
   BJ Services                                            32,756         1,046
   Cabot Oil & Gas                                        11,700           793
   Cameron International *                                26,400         1,461
   Chesapeake Energy (A)                                  58,900         3,885
   Chevron                                               248,697        24,653
   ConocoPhillips                                        185,925        17,550
   Consol Energy                                          21,700         2,438
   Devon Energy                                           52,813         6,346
   El Paso                                                81,394         1,770
   ENSCO International                                    16,900         1,365
   EOG Resources                                          30,044         3,942
   Exxon Mobil                                           637,336        56,167
   Halliburton                                           106,779         5,667
   Hess                                                   33,975         4,287
   Marathon Oil                                           86,156         4,469
   Massey Energy                                           9,600           900
   Murphy Oil                                             22,863         2,242
   Nabors Industries * (A)                                35,678         1,756
   National Oilwell Varco * (A)                           48,868         4,336
   Noble (A)                                              32,542         2,114
   Noble Energy                                           20,500         2,062
   Occidental Petroleum                                   98,404         8,843
   Peabody Energy (A)                                     32,500         2,862
   Range Resources                                        17,700         1,160
   Rowan                                                  13,797           645
   Schlumberger                                          143,962        15,466
   Smith International (A)                                23,400         1,946
   Southwestern Energy *                                  41,300         1,966
   Spectra Energy                                         75,161         2,160
   Sunoco (A)                                             13,857           564
   Tesoro (A)                                             17,100           338
   Transocean                                             38,002         5,791
   Valero Energy                                          64,208         2,644
   Weatherford International * (A)                        82,908         4,111
   Williams                                               72,665         2,929
   XTO Energy                                             60,318         4,132
                                                                      --------
                                                                       217,819
                                                                      --------
FINANCIALS -- 13.4%
   ACE                                                    39,385         2,170
   Aflac                                                  57,908         3,637
   Allstate                                               66,159         3,016
   American Capital Strategies (A)                        22,500           535
   American Express                                      137,515         5,180
   American International Group                          324,171         8,578
   Ameriprise Financial                                   27,384         1,114
   AON (A)                                                36,429         1,674
   Apartment Investment & Management,
      Cl A + (A)                                          10,450           356
   Assurant                                               11,600           765
   AvalonBay Communities + (A)                             9,100           811
   Bank of America                                       533,070        12,724
   Bank of New York Mellon                               138,186         5,228

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
   BB&T (A)                                               64,097      $  1,459
   Boston Properties + (A)                                13,900         1,254
   Capital One Financial (A)                              44,762         1,701
   CB Richard Ellis Group, Cl A * (A)                     19,800           380
   Charles Schwab                                        112,027         2,301
   Chubb                                                  43,456         2,130
   Cincinnati Financial                                   19,379           492
   CIT Group (A)                                          40,308           274
   Citigroup                                             656,146        10,997
   CME Group                                               6,547         2,509
   Comerica (A)                                           18,283           469
   Countrywide Financial (A)                              73,771           314
   Developers Diversified Realty + (A)                    13,800           479
   Discover Financial Services                            57,530           758
   E*Trade Financial * (A)                                53,439           168
   Equity Residential +                                   32,940         1,261
   Fannie Mae                                            129,481         2,526
   Federated Investors, Cl B                              11,145           384
   Fifth Third Bancorp (A)                                63,211           643
   First Horizon National (A)                             15,715           117
   Franklin Resources                                     19,715         1,807
   Freddie Mac (A)                                        80,859         1,326
   General Growth Properties + (A)                        30,900         1,082
   Genworth Financial, Cl A                               51,500           917
   Goldman Sachs Group                                    47,562         8,319
   Hartford Financial Services Group                      36,986         2,388
   HCP + (A)                                              27,600           878
   Host Hotels & Resorts + (A)                            61,900           845
   Hudson City Bancorp                                    60,900         1,016
   Huntington Bancshares (A)                              45,575           263
   IntercontinentalExchange *                              8,600           980
   Janus Capital Group (A)                                18,777           497
   JPMorgan Chase                                        412,408        14,150
   Keycorp (A)                                            48,583           533
   Kimco Realty + (A)                                     29,900         1,032
   Legg Mason                                             16,400           715
   Lehman Brothers Holdings (A)                           81,306         1,611
   Leucadia National (A)                                  21,800         1,023
   Lincoln National                                       31,898         1,446
   Loews                                                  52,473         2,461
   M&T Bank (A)                                            9,561           674
   Marsh & McLennan                                       61,650         1,637
   Marshall & Ilsley (A)                                  29,770           456
   MBIA (A)                                               28,327           124
   Merrill Lynch (A)                                     119,047         3,775
   MetLife (A)                                            86,905         4,586
   MGIC Investment (A)                                    10,395            63
   Moody's (A)                                            25,108           865
   Morgan Stanley                                        135,061         4,872
   National City (A)                                      78,248           373
   Northern Trust                                         22,705         1,557
   NYSE Euronext (A)                                      31,600         1,601
   Plum Creek Timber + (A)                                20,935           894
   PNC Financial Services Group                           40,083         2,289
   Principal Financial Group (A)                          31,148         1,307
   Progressive (A)                                        82,568         1,546
   Prologis +                                             30,160         1,639
   Prudential Financial                                   52,366         3,128
   Public Storage +                                       14,728         1,190
   Regions Financial (A)                                  80,963           883
   Safeco                                                 11,238           755
   Simon Property Group +                                 26,209         2,356
   SLM * (A)                                              54,943         1,063

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
   Sovereign Bancorp (A)                                  65,544      $    482
   State Street                                           51,091         3,269
   SunTrust Banks                                         41,196         1,492
   T. Rowe Price Group (A)                                31,508         1,779
   Torchmark                                              10,705           628
   Travelers                                              72,532         3,148
   Unum Group (A)                                         42,052           860
   US Bancorp (A)                                        206,606         5,762
   Vornado Realty Trust + (A)                             15,714         1,383
   Wachovia (A)                                          260,060         4,039
   Washington Mutual (A)                                 134,319           662
   Wells Fargo (A)                                       397,006         9,429
   XL Capital, Cl A (A)                                   21,005           432
   Zions Bancorporation (A)                               13,760           433
                                                                      --------
                                                                       191,124
                                                                      --------
HEALTH CARE -- 11.3%
   Abbott Laboratories                                   186,268         9,867
   Aetna                                                  58,702         2,379
   Allergan                                               36,666         1,908
   AmerisourceBergen                                      19,496           780
   Amgen *                                               129,993         6,130
   Applera - Applied Biosystems Group                     19,357           648
   Barr Pharmaceuticals *                                 13,300           600
   Baxter International                                   75,638         4,836
   Becton Dickinson                                       29,162         2,371
   Biogen Idec *                                          34,900         1,951
   Boston Scientific *                                   160,712         1,975
   Bristol-Myers Squibb                                  242,401         4,976
   C.R. Bard                                              12,388         1,090
   Cardinal Health                                        42,155         2,174
   Celgene *                                              51,300         3,277
   Cigna                                                  33,171         1,174
   Coventry Health Care *                                 19,413           591
   Covidien                                               59,882         2,868
   Eli Lilly                                             119,830         5,531
   Express Scripts *                                      30,152         1,891
   Forest Laboratories *                                  36,963         1,284
   Genzyme *                                              31,432         2,264
   Gilead Sciences *                                     110,476         5,850
   Hospira *                                              19,504           782
   Humana *                                               20,797           827
   IMS Health                                             20,995           489
   Intuitive Surgical *                                    4,620         1,245
   Johnson & Johnson                                     338,856        21,802
   King Pharmaceuticals *                                 30,386           318
   Laboratory Corp of America Holdings *                  12,963           903
   McKesson                                               34,469         1,927
   Medco Health Solutions *                               61,816         2,918
   Medtronic                                             135,317         7,003
   Merck                                                 260,917         9,834
   Millipore *                                             6,793           461
   Mylan Laboratories (A)                                 34,511           417
   Patterson * (A)                                        14,900           438
   PerkinElmer                                            15,240           424
   Pfizer                                                812,604        14,196
   Quest Diagnostics (A)                                  20,424           990
   Schering-Plough                                       197,672         3,892
   St. Jude Medical *                                     40,194         1,643
   Stryker                                                28,942         1,820
   Tenet Healthcare * (A)                                 58,976           328
   Thermo Fisher Scientific *                             49,443         2,755
   UnitedHealth Group                                    147,747         3,878

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
   Varian Medical Systems *                               13,600      $    705
   Waters *                                               10,897           703
   Watson Pharmaceuticals *                               12,771           347
   WellPoint *                                            63,161         3,010
   Wyeth                                                 159,266         7,638
   Zimmer Holdings *                                      28,055         1,909
                                                                      --------
                                                                       160,017
                                                                      --------
INDUSTRIALS -- 10.5%
   3M                                                     84,482         5,879
   Allied Waste Industries *                              35,342           446
   Avery Dennison                                         13,615           598
   Boeing                                                 91,432         6,009
   Burlington Northern Santa Fe                           36,124         3,608
   C.H. Robinson Worldwide                                20,100         1,102
   Caterpillar (A)                                        74,597         5,507
   Cintas                                                 17,007           451
   Cooper Industries, Cl A                                20,786           821
   CSX                                                    48,350         3,037
   Cummins                                                24,040         1,575
   Danaher                                                29,848         2,307
   Deere                                                  53,102         3,830
   Dover                                                  23,437         1,134
   Eaton                                                  20,469         1,739
   Emerson Electric                                       93,406         4,619
   Equifax                                                15,025           505
   Expeditors International of
      Washington (A)                                      27,300         1,174
   FedEx                                                  36,505         2,876
   Fluor                                                  10,322         1,921
   General Dynamics                                       48,926         4,120
   General Electric                                    1,203,907        32,132
   Goodrich                                               13,820           656
   Honeywell International                                90,255         4,538
   Illinois Tool Works                                    47,024         2,234
   Ingersoll-Rand, Cl A                                   37,288         1,396
   ITT                                                    21,000         1,330
   Jacobs Engineering Group *                             14,900         1,202
   L-3 Communications Holdings                            14,923         1,356
   Lockheed Martin                                        40,294         3,975
   Manitowoc                                              15,700           511
   Masco (A)                                              45,668           718
   Monster Worldwide * (A)                                16,034           331
   Norfolk Southern                                       44,226         2,772
   Northrop Grumman                                       39,819         2,664
   PACCAR (A)                                             44,091         1,844
   Pall                                                   15,395           611
   Parker Hannifin                                        19,871         1,417
   Pitney Bowes                                           24,875           848
   Precision Castparts                                    16,200         1,561
   Raytheon                                               50,368         2,835
   Robert Half International                              18,227           437
   Rockwell Automation                                    17,626           771
   Rockwell Collins                                       19,178           920
   RR Donnelley & Sons                                    23,611           701
   Ryder System (A)                                        7,554           520
   Southwest Airlines (A)                                 94,449         1,232
   Terex *                                                11,200           575
   Textron                                                29,798         1,428
   Tyco International                                     60,182         2,410
   Union Pacific                                          63,294         4,779
   United Parcel Service, Cl B (A)                       122,790         7,548
   United Technologies                                   118,483         7,310

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund
June 30, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
----------------------------------------------------   ---------   -------------
   Waste Management (A)                                   61,228      $  2,309
   WW Grainger (A)                                         8,265           676
                                                                      --------
                                                                       149,805
                                                                      --------
INFORMATION TECHNOLOGY -- 15.6%
   Adobe Systems * (A)                                    63,836         2,514
   Advanced Micro Devices * (A)                           73,263           427
   Affiliated Computer Services, Cl A *                   11,349           607
   Agilent Technologies *                                 43,406         1,543
   Akamai Technologies * (A)                              20,400           710
   Altera (A)                                             35,851           742
   Analog Devices                                         35,399         1,125
   Apple *                                               105,892        17,730
   Applied Materials                                     165,750         3,164
   Autodesk *                                             29,717         1,005
   Automatic Data Processing                              62,850         2,633
   BMC Software *                                         22,849           823
   Broadcom, Cl A * (A)                                   55,536         1,516
   CA                                                     45,827         1,058
   Ciena * (A)                                            10,642           247
   Cisco Systems *                                       712,163        16,565
   Citrix Systems *                                       21,942           645
   Cognizant Technology Solutions, Cl A *                 35,600         1,157
   Computer Sciences *                                    19,233           901
   Compuware *                                            33,875           323
   Convergys * (A)                                        17,076           254
   Corning                                               187,678         4,326
   Dell *                                                243,174         5,321
   eBay *                                                131,932         3,606
   Electronic Arts *                                      37,078         1,647
   Electronic Data Systems                                60,202         1,483
   EMC * (A)                                             246,740         3,625
   Fidelity National Information Services                 20,365           752
   Fiserv *                                               19,280           875
   Google, Cl A *                                         27,916        14,695
   Hewlett-Packard                                       296,552        13,110
   Intel (A)                                             689,594        14,813
   International Business Machines (A)                   165,390        19,604
   Intuit *                                               39,086         1,078
   Jabil Circuit                                          23,079           379
   JDS Uniphase * (A)                                     26,456           300
   Juniper Networks * (A)                                 62,000         1,375
   Kla-Tencor (A)                                         21,171           862
   Lexmark International, Cl A *                          12,039           402
   Linear Technology (A)                                  27,494           895
   LSI Logic *                                            75,146           461
   MEMC Electronic Materials *                            27,200         1,674
   Microchip Technology (A)                               22,000           672
   Micron Technology * (A)                                94,369           566
   Microsoft                                             964,562        26,535
   Molex                                                  17,760           433
   Motorola                                              280,206         2,057
   National Semiconductor                                 26,137           537
   NetApp * (A)                                           40,576           879
   Novell *                                               42,389           250
   Novellus Systems * (A)                                 13,927           295
   Nvidia *                                               65,948         1,235
   Oracle *                                              476,456        10,006
   Paychex                                                39,456         1,234
   QLogic * (A)                                           15,948           233
   Qualcomm                                              194,232         8,618
   SanDisk * (A)                                          28,400           531
   Sun Microsystems *                                     89,402           973

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
   Symantec * (A)                                        100,047      $  1,936
   Tellabs *                                              54,699           254
   Teradata *                                             22,368           518
   Teradyne *                                             23,707           262
   Texas Instruments                                     162,434         4,574
   Total System Services                                  25,280           562
   Tyco Electronics                                       57,582         2,063
   Unisys *                                               43,195           171
   VeriSign * (A)                                         24,300           918
   Western Union                                          89,212         2,205
   Xerox                                                 109,536         1,485
   Xilinx (A)                                             35,709           902
   Yahoo! *                                              164,238         3,393
                                                                      --------
                                                                       221,269
                                                                      --------
MATERIALS -- 3.7%
   Air Products & Chemicals                               25,726         2,543
   AK Steel Holding                                       13,400           925
   Alcoa                                                 100,235         3,570
   Allegheny Technologies                                 11,159           662
   Ashland                                                 6,993           337
   Ball (A)                                               11,291           539
   Bemis (A)                                              13,090           293
   Dow Chemical                                          114,175         3,986
   E.I. Du Pont de Nemours                               109,135         4,681
   Eastman Chemical                                        9,308           641
   Ecolab                                                 22,830           981
   Freeport-McMoRan Copper & Gold,
      Cl B (A)                                            46,368         5,434
   Hercules                                               14,607           247
   International Flavors & Fragrances                      9,494           371
   International Paper (A)                                49,570         1,155
   MeadWestvaco                                           20,215           482
   Monsanto                                               65,548         8,288
   Newmont Mining (A)                                     53,208         2,775
   Nucor                                                  38,782         2,896
   Pactiv *                                               16,587           352
   PPG Industries                                         18,945         1,087
   Praxair                                                38,299         3,609
   Rohm & Haas (A)                                        15,222           707
   Sealed Air                                             20,128           383
   Sigma-Aldrich (A)                                      15,236           821
   Titanium Metals (A)                                    10,900           152
   United States Steel                                    14,126         2,610
   Vulcan Materials (A)                                   12,549           750
   Weyerhaeuser (A)                                       24,788         1,268
                                                                      --------
                                                                        52,545
                                                                      --------
TELECOMMUNICATION SERVICES -- 3.2%
   American Tower, Cl A * (A)                             48,100         2,032
   AT&T                                                  716,458        24,138
   CenturyTel                                             13,960           497
   Citizens Communications (A)                            42,331           480
   Embarq                                                 18,786           888
   Qwest Communications International (A)                184,226           724
   Sprint Nextel (A)                                     341,622         3,245
   Verizon Communications                                345,422        12,228
   Windstream                                             52,946           653
                                                                      --------
                                                                        44,885
                                                                      --------
UTILITIES -- 3.8%
   AES *                                                  83,790         1,610
   Allegheny Energy                                       20,568         1,031

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund
June 30, 2008

                                             Shares/ Face Amount    Market Value
Description                                     ($ Thousands)      ($ Thousands)
------------------------------------------   -------------------   -------------
   Ameren (A)                                             24,644     $    1,041
   American Electric Power                                47,715          1,920
   Centerpoint Energy                                     40,068            643
   CMS Energy (A)                                         27,892            416
   Consolidated Edison                                    32,133          1,256
   Constellation Energy Group                             21,499          1,765
   Dominion Resources                                     70,340          3,340
   DTE Energy                                             19,145            813
   Duke Energy                                           151,622          2,635
   Dynegy, Cl A *                                         63,889            546
   Edison International                                   38,853          1,996
   Entergy                                                23,464          2,827
   Exelon                                                 78,754          7,085
   FirstEnergy                                            36,487          3,004
   FPL Group                                              48,120          3,156
   Integrys Energy Group                                   9,434            480
   Nicor (A)                                               5,525            235
   NiSource                                               34,279            614
   Pepco Holdings                                         24,200            621
   PG&E                                                   42,029          1,668
   Pinnacle West Capital                                  12,549            386
   PPL                                                    43,771          2,288
   Progress Energy                                        30,683          1,283
   Public Service Enterprise Group                        60,930          2,798
   Questar                                                19,600          1,392
   Sempra Energy (A)                                      31,065          1,754
   Southern (A)                                           90,435          3,158
   TECO Energy                                            26,212            563
   Xcel Energy (A)                                        55,319          1,110
                                                                     ----------
                                                                         53,434
                                                                     ----------
Total Common Stock
   (Cost $711,960) ($ Thousands)                                      1,344,998
                                                                     ----------
AFFILIATED PARTNERSHIP -- 15.8%
   SEI Liquidity Fund, L.P., 2.750%** ++ (B)         224,555,253        224,555
                                                                     ----------
Total Affiliated Partnership
   (Cost $224,555) ($ Thousands)                                        224,555
                                                                     ----------
CASH EQUIVALENT -- 1.4%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.530%** ++              20,132,073         20,132
                                                                     ----------
Total Cash Equivalent
   (Cost $20,132) ($ Thousands)                                          20,132
                                                                     ----------
U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bill
      1.909%, 09/11/08 C) (D)                       $      1,585          1,580
                                                                     ----------
Total U.S. Treasury Obligation
   (Cost $1,579) ($ Thousands)                                            1,580
                                                                     ----------
Total Investments -- 112.0%
   (Cost $958,226) ($ Thousands) @                                   $1,591,265
                                                                     ==========

     Percentages are based on Net Assets of $1,421,074 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of June 30, 2008.

(A) This security or a partial position of this security is on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 was $216,164 ($ Thousands).

(B) This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2008 was $224,555 ($ Thousands).

(C)  The rate reported is the effective yield at time of purchase.

(D) Security or portion thereof, has been pledged as collateral on open futures contracts.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security.

Cl -- Class

L.P. -- Limited Partnership

@ At June 30, 2008, the tax basis cost of the Fund's investments was $958,226 ($ Thousands), and the unrealized appreciation and depreciation were $701,163 ($ Thousands) and ($68,124) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:

                         NUMBER OF                  UNREALIZED
TYPE OF                  CONTRACTS    EXPIRATION   DEPRECIATION
CONTRACT               LONG (SHORT)      DATE      ($ THOUSANDS)
--------------------   ------------   ----------   ------------
S&P 500 Index E-MINI       1,272       Sept-2008     $(1,663)
                                                     =======

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008



SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund
June 30, 2008

                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------       -------   -------------
COMMON STOCK -- 95.4%
CONSUMER DISCRETIONARY -- 11.0%
   Advance Auto Parts                                     39,800     $  1,545
   AH Belo, Cl A (A)                                       8,100           46
   American Axle & Manufacturing Holdings (A)            105,660          844
   American Greetings, Cl A (A)                           44,900          554
   AnnTaylor Stores *                                     75,300        1,804
   Arctic Cat (A)                                         43,600          342
   ArvinMeritor (A)                                       88,400        1,103
   ATC Technology * (A)                                   57,283        1,334
   Bebe Stores (A)                                       121,816        1,171
   Belo, Cl A                                            209,145        1,529
   Big 5 Sporting Goods                                   89,700          679
   Blyth                                                  25,900          312
   Brown Shoe                                             20,100          272
   Callaway Golf                                          87,400        1,034
   Carrols Restaurant Group *                            111,500          579
   Carter's *                                             98,800        1,365
   Casual Male Retail Group *                            133,010          406
   Cato, Cl A                                             59,500          847
   CBRL Group (A)                                         22,200          544
   CEC Entertainment * (A)                                20,600          577
   Champion Enterprises * (A)                             74,200          434
   Childrens Place Retail Stores *                        10,100          365
   Collective Brands *                                    27,000          314
   Columbia Sportswear (A)                                16,100          592
   Cooper Tire & Rubber (A)                              133,021        1,043
   Corinthian Colleges * (A)                             159,100        1,847
   CSS Industries (A)                                      4,500          109
   Dana *                                                392,100            4
   Dress Barn *                                           38,200          511
   DSW, Cl A * (A)                                       127,097        1,497
   Einstein Noah Restaurant Group *                        2,000           22
   Ethan Allen Interiors (A)                             169,315        4,165
   FGX International Holdings *                            3,100           25
   Finish Line, Cl A (A)                                       2           --
   Genesco * (A)                                          54,648        1,687
   Group 1 Automotive                                     11,000          219
   Helen of Troy *                                        11,400          184
   Hooker Furniture                                        4,200           73
   HOT Topic *                                            31,700          171
   Jack in the Box * (A)                                 167,100        3,745
   Jackson Hewitt Tax Service (A)                         17,200          210
   Jakks Pacific * (A)                                    50,900        1,112
   Jarden * (A)                                            8,586          157
   Journal Communications, Cl A                          107,100          516
   Lakeland Industries *                                  86,800        1,101
   Leapfrog Enterprises * (A)                            228,253        1,899
   Lear * (A)                                             39,900          566
   Lee Enterprises                                       178,000          710
   Libbey                                                226,600        1,686
   Lifetime Brands                                       140,831        1,148
   Lions Gate Entertainment *                            114,400        1,185
   LKQ *                                                 118,000        2,132
   Lodgenet Entertainment *                               57,300          281
   M/I Homes (A)                                           2,200           35
   Marriott International, Cl A                           83,900        2,202
   Marvel Entertainment * (A)                             54,100        1,739
   MDC Partners, Cl A *                                  486,100        3,490
   Media General, Cl A                                     8,500          102
   Men's Wearhouse (A)                                    78,610        1,281


                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------       -------   -------------
   Meredith (A)                                           60,900     $ 1,723
   Modine Manufacturing (A)                              108,300       1,340
   Morgans Hotel Group * (A)                             102,378       1,054
   Nautilus (A)                                           18,400          93
   New Frontier Media                                     77,830         304
   New York *                                             33,300         304
   O'Charleys                                             36,300         365
   Orient-Express Hotels, Cl A                            63,500       2,758
   Pacific Sunwear of California *                        91,488         780
   PC Mall *                                               8,200         111
   Perry Ellis International *                            46,950         996
   Phillips-Van Heusen                                    18,500         677
   Pinnacle Entertainment * (A)                          167,200       1,754
   Polaris Industries (A)                                 21,800         880
   Princeton Review *                                     23,660         160
   Quiksilver *                                          298,400       2,930
   RC2 * (A)                                              41,243         765
   Regis (A)                                              43,579       1,148
   Rent-A-Center * (A)                                   199,800       4,110
   Ruby Tuesday (A)                                       52,100         281
   Russ Berrie *                                          15,500         124
   Ruth's Chris Steak House * (A)                         85,400         442
   Saks * (A)                                            120,900       1,327
   Sally Beauty Holdings * (A)                           158,462       1,024
   Scholastic *                                           89,000       2,551
   Scientific Games, Cl A * (A)                           88,899       2,633
   Shoe Carnival *                                        62,400         736
   Sinclair Broadcast Group, Cl A (A)                    101,200         769
   Skechers U.S.A., Cl A *                                23,700         468
   Smith & Wesson Holding *                               72,700         379
   Sonic Automotive, Cl A (A)                             84,700       1,092
   Speedway Motorsports (A)                                9,800         200
   Steven Madden *                                        27,300         502
   Talbots (A)                                            77,700         901
   Tempur-Pedic International (A)                        161,687       1,263
   Tenneco *                                               4,900          66
   Thor Industries (A)                                    80,600       1,714
   Trans World Entertainment *                            56,100         159
   Tupperware Brands (A)                                  35,594       1,218
   Valassis Communications *                             117,900       1,476
   Warner Music Group (A)                                265,900       1,899
   World Wrestling Entertainment, Cl A                    24,500         379
                                                                     -------
                                                                      99,301
                                                                     -------
CONSUMER STAPLES -- 4.2%
   Alliance One International *                          193,390         988
   BJ's Wholesale Club * (A)                              64,400       2,492
   Casey's General Stores                                 26,095         605
   Central Garden and Pet *                               81,021         369
   Central Garden and Pet, Cl A * (A)                     69,404         285
   Chiquita Brands International *  (A)                   26,600         404
   Constellation Brands, Cl A *                           75,600       1,501
   Corn Products International                            22,851       1,122
   Dean Foods *                                           96,200       1,888
   Del Monte Foods                                       547,427       3,887
   Elizabeth Arden *                                      61,336         931
   Fresh Del Monte Produce *                              21,400         504
   Hain Celestial Group * (A)                            148,800       3,494
   Lancaster Colony                                       10,100         306
   Longs Drug Stores                                       1,400          59
   Molson Coors Brewing, Cl B                             39,000       2,119
   Nash Finch (A)                                         34,064       1,167
   Pantry * (A)                                          199,938       2,131

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund
June 30, 2008

                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------       -------   -------------
   Pilgrim's Pride                                        46,476     $   604
   Ralcorp Holdings * (A)                                 26,054       1,288
   Reddy Ice Holdings (A)                                 11,400         156
   Ruddick (A)                                           104,538       3,587
   Sanderson Farms (A)                                    71,300       2,461
   Spartan Stores (A)                                    109,600       2,521
   Universal (A)                                          49,500       2,238
   Weis Markets                                           23,600         766
                                                                     -------
                                                                      37,873
                                                                     -------
ENERGY -- 6.6%
   Allis-Chalmers Energy * (A)                            45,400         808
   Alon USA Energy (A)                                    34,000         407
   American Oil & Gas *                                   78,900         309
   Atlas America                                          42,223       1,902
   Berry Petroleum, Cl A (A)                              42,451       2,500
   Cal Dive International * (A)                          283,187       4,047
   Cimarex Energy (A)                                      9,700         676
   Clayton Williams Energy *                               1,000         110
   Complete Production Services * (A)                     30,000       1,093
   Delek US Holdings                                      43,900         404
   Delta Petroleum * (A)                                  59,800       1,526
   Double Hull Tankers                                    62,900         631
   Dresser-Rand Group *                                   56,600       2,213
   Energy Partners *                                      16,300         243
   Geokinetics *                                          13,670         248
   Global Industries * (A)                                87,300       1,565
   Grey Wolf * (A)                                       534,100       4,823
   Gulfmark Offshore *                                     8,900         518
   Holly                                                  85,200       3,146
   ION Geophysical * (A)                                 164,000       2,862
   Mariner Energy * (A)                                   38,320       1,417
   North American Energy Partners *                       94,750       2,054
   Oil States International *                             20,700       1,313
   Overseas Shipholding Group                              8,100         644
   Parker Drilling * (A)                                 230,400       2,306
   Pioneer Drilling *                                     40,100         754
   Rosetta Resources * (A)                                22,400         638
   RPC (A)                                               210,800       3,541
   SEACOR Holdings * (A)                                  13,100       1,173
   St. Mary Land & Exploration                            10,400         672
   Stone Energy * (A)                                     21,400       1,410
   Swift Energy *                                        115,278       7,615
   Teekay Tankers, Cl A (A)                               24,200         562
   Tesoro (A)                                             17,000         336
   Tetra Technologies *                                  105,600       2,504
   Uranium Resources *                                    44,630         165
   Venoco *                                               30,400         706
   W-H Energy Services * (A)                              20,937       2,004
                                                                     -------
                                                                      59,845
                                                                     -------
FINANCIALS -- 24.2%
   1st Source                                              7,700         124
   Acadia Realty Trust +                                  18,100         419
   Advance America Cash Advance Centers                   46,700         237
   Advanta, Cl B                                          45,400         286
   AMB Property + (A)                                     59,717       3,008
   Amcore Financial (A)                                   56,825         322
   American Equity Investment Life Holding (A)            66,708         544
   American Physicians Capital                            16,400         794
   Amtrust Financial Services                             39,300         495
   Anchor Bancorp Wisconsin (A)                            5,400          38

                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------       -------   -------------
   Anthracite Capital + (A)                              119,500     $   841
   Anworth Mortgage Asset +                               91,600         596
   Apollo Investment *                                    43,200         619
   Arbor Realty Trust + (A)                                   76           1
   Ares Capital                                           58,800         593
   Ashford Hospitality Trust + (A)                       104,200         481
   Aspen Insurance Holdings                               59,700       1,413
   Assured Guaranty                                       71,000       1,277
   Bancfirst                                               1,400          60
   Banco Latinoamericano de Exportaciones, Cl E           45,500         737
   Bancorp Rhode Island                                    6,400         183
   Bancorpsouth (A)                                       83,512       1,461
   Bank Mutual (A)                                       114,091       1,145
   Bank of the Ozarks (A)                                  6,700         100
   Berkshire Hills Bancorp                                48,300       1,142
   BioMed Realty Trust +                                  66,300       1,626
   Boston Private Financial Holdings (A)                  38,000         215
   Boston Properties + (A)                                43,500       3,925
   British Land +                                         20,530         290
   British Land (United Kingdom) +                        77,570       1,094
   Brookfield Asset Management, Cl A                      46,600       1,516
   Brookfield Properties                                  23,900         425
   Camden Property Trust + (A)                            43,771       1,937
   Capital Trust, Cl A + (A)                               2,000          38
   CapLease + (A)                                        205,700       1,541
   Capstead Mortgage +                                    99,700       1,082
   Cardinal Financial                                    109,786         687
   Care Investment Trust +                                 1,100          10
   Cash America International                             29,100         902
   Castlepoint Holdings                                    4,900          44
   Cathay General Bancorp (A)                             62,100         675
   CBL & Associates Properties + (A)                      42,150         963
   Central Pacific Financial (A)                          48,400         516
   Chemical Financial (A)                                 46,100         940
   Citizens Republic Bancorp (A)                          61,236         173
   City Holding                                           37,300       1,521
   CNA Surety *                                           32,200         407
   Commerce Bancshares                                    24,308         964
   CompuCredit *                                          14,800          89
   Cousins Properties + (A)                               86,900       2,007
   CVB Financial (A)                                      30,800         291
   Danvers Bancorp *                                      86,600         953
   Darwin Professional Underwriters *                     35,100       1,081
   Dawnay Day Sirius (United Kingdom)                    405,932         401
   Dawnay Day Treveria (United Kingdom)                  471,407         394
   Delphi Financial Group, Cl A                           39,000         902
   Douglas Emmett +                                      142,300       3,126
   Duke Realty +                                         113,100       2,539
   EastGroup Properties +                                  5,800         249
   Education Realty Trust +                              128,152       1,493
   Employers Holdings                                    105,000       2,173
   Encore Bancshares *                                    31,540         494
   Entertainment Properties Trust + (A)                   18,600         920
   Equity One + (A)                                       44,268         910
   Equity Residential +                                  183,800       7,034
   ESSA Bancorp                                           34,800         436
   FBL Financial Group, Cl A                              16,300         324
   Financial Federal (A)                                  28,800         632
   First American                                         90,000       2,376
   First Financial (A)                                     1,900          58
   First Financial Bancorp (A)                           185,056       1,703

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund
June 30, 2008

                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------       -------   -------------
   First Financial Bankshares                              8,700     $   399
   First Industrial Realty Trust + (A)                    39,400       1,082
   First Merchants (A)                                    16,100         292
   First Mercury Financial *                              50,900         898
   First Midwest Bancorp (A)                              58,937       1,099
   First Niagara Financial Group                         163,300       2,100
   First Place Financial                                  15,600         147
   FirstFed Financial * (A)                                6,300          51
   FirstMerit (A)                                        121,307       1,979
   Flagstar Bancorp (A)                                   52,400         158
   Flushing Financial (A)                                 82,600       1,565
   Forest City Enterprises, Cl A (A)                      74,200       2,391
   Fpic Insurance Group *                                 16,800         761
   GAMCO Investors, Cl A                                   8,000         397
   General Growth Properties + (A)                       181,670       6,364
   Gramercy Capital + (A)                                136,726       1,585
   Green Bankshares (A)                                   16,800         236
   Hallmark Financial Services *                          18,400         178
   Hammerson (United Kingdom) +                           86,200       1,531
   Hancock Holding (A)                                    31,937       1,255
   Hanmi Financial (A)                                    71,800         374
   Hatteras Financial +                                   29,600         681
   Heartland Financial USA                                 4,400          80
   Hersha Hospitality Trust +                            151,100       1,141
   Highwoods Properties +                                 24,200         760
   Hilb Rogal & Hobbs                                    129,900       5,645
   Home Federal Bancorp                                   45,560         449
   Horace Mann Educators                                  61,011         855
   Host Hotels & Resorts + (A)                           525,955       7,179
   HRPT Properties Trust + (A)                           113,900         771
   IMPAC Mortgage Holdings + (A)                          67,100          50
   Independent Bank                                       15,200         362
   Infinity Property & Casualty (A)                       46,476       1,930
   Investors Bancorp *                                    28,700         375
   IPC Holdings                                           45,900       1,219
   Irwin Financial (A)                                    29,800          80
   Jefferies Group (A)                                    40,200         676
   KBW * (A)                                              66,500       1,369
   Kimco Realty + (A)                                    210,900       7,280
   Knight Capital Group, Cl A * (A)                       40,500         728
   LaBranche * (A)                                        62,500         443
   Lakeland Financial                                      4,500          86
   LaSalle Hotel Properties +                             25,900         651
   Lexington Realty Trust + (A)                           46,400         632
   Liberty Property Trust +                               45,200       1,498
   LTC Properties +                                       23,000         588
   MainSource Financial Group (A)                         35,200         546
   Marlin Business Services *                             63,000         437
   Max Capital Group                                      65,300       1,393
   Meadowbrook Insurance Group                           267,500       1,418
   MFA Mortgage Investments +                            262,238       1,710
   Mid-America Apartment Communities +                    26,011       1,328
   Montpelier Re Holdings (A)                             65,500         966
   National Retail Properties + (A)                       64,100       1,340
   Navigators Group *                                     32,752       1,770
   NBT Bancorp (A)                                        67,500       1,391
   Nelnet, Cl A                                           52,220         586
   New York Community Bancorp                             19,100         341
   NewAlliance Bancshares (A)                            130,884       1,633
   Newcastle Investment + (A)                             21,100         148
   NorthStar Realty Finance + (A)                         57,800         481
   OceanFirst Financial                                    1,600          29
   Odyssey Re Holdings (A)                                29,400       1,044

                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------       -------   -------------
   Old National Bancorp (A)                               31,000     $   442
   Old Second Bancorp (A)                                  1,300          15
   One Liberty Properties +                                1,300          21
   Oriental Financial Group (A)                           73,400       1,047
   PacWest Bancorp (A)                                    34,500         513
   Parkway Properties +                                   16,600         560
   PennantPark Investment                                 92,902         670
   Pennsylvania Real Estate Investment Trust + (A)        12,600         292
   Peoples Bancorp                                         7,000         133
   PHH *                                                 156,056       2,395
   Pico Holdings * (A)                                    43,000       1,868
   Piper Jaffray * (A)                                    79,239       2,324
   Platinum Underwriters Holdings (A)                    114,601       3,737
   Presidential Life                                      31,600         487
   ProAssurance *                                         38,669       1,860
   Prosperity Bancshares (A)                              53,100       1,419
   Provident Bankshares (A)                               70,500         450
   Provident Financial Services                           44,000         616
   Provident New York Bancorp                             11,000         122
   PS Business Parks +                                    28,399       1,465
   Rainier Pacific Financial Group                        19,911         190
   RAIT Financial Trust + (A)                             29,400         218
   RenaissanceRe Holdings                                 27,800       1,242
   Renasant                                               33,100         488
   Republic Bancorp, Cl A                                  6,700         165
   Resource Capital + (A)                                 36,100         260
   RLI                                                    10,900         539
   S&T Bancorp (A)                                        18,300         532
   Safety Insurance Group                                 18,200         649
   Sandy Spring Bancorp (A)                               15,200         252
   Santander BanCorp                                       4,400          47
   Saul Centers + (A)                                     17,500         822
   SCBT Financial                                          5,100         146
   SeaBright Insurance Holdings *                         22,300         323
   Selective Insurance Group (A)                          64,900       1,218
   Senior Housing Properties Trust + (A)                  40,900         799
   Sierra Bancorp                                          1,100          18
   Signature Bank NY * (A)                                63,155       1,627
   Simmons First National, Cl A                            6,600         185
   Simon Property Group + (A)                             81,000       7,281
   South Financial Group (A)                             111,784         438
   Southside Bancshares (A)                                5,250          97
   State Auto Financial                                   29,100         696
   Sterling Bancshares                                   143,502       1,304
   Stewart Information Services (A)                      121,700       2,354
   Stifel Financial *                                      9,200         316
   Student Loan                                            7,000         687
   Sun Communities +                                      58,000       1,057
   Sunstone Hotel Investors + (A)                         86,800       1,441
   Superior Bancorp * (A)                                 22,743         193
   SWS Group                                              29,600         492
   TCF Financial (A)                                     139,768       1,681
   Thomas Properties Group                                60,200         592
   Tompkins Financial                                      4,700         175
   UDR + (A)                                              18,200         407
   Umpqua Holdings (A)                                    76,600         929
   Unibail (France) +                                      7,757       1,796
   United Bankshares (A)                                  73,672       1,691
   United Financial Bancorp                               74,056         827
   U-Store-It Trust +                                     16,100         192
   Validus Holdings                                       35,800         761
   Verde Realty PIPE * (B) (C)                            21,100         696

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund
June 30, 2008

                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------       -------   -------------
   ViewPoint Financial Group                              23,700     $    349
   Virginia Commerce Bancorp * (A)                        28,600          148
   Vornado Realty Trust + (A)                             73,700        6,486
   WesBanco (A)                                           23,900          410
   West Coast Bancorp                                     18,900          164
   Western Alliance Bancorp *                              6,800           53
   Westfield Financial                                   104,900          949
   Whitney Holding (A)                                    45,800          838
   Wilshire Bancorp                                       33,100          284
   Winthrop Realty Trust + (A)                            58,700          211
   Wintrust Financial (A)                                 32,165          767
   WR Berkley                                             42,737        1,033
   WSFS Financial                                         27,517        1,227
   Zenith National Insurance                              98,600        3,467
                                                                     --------
                                                                      218,568
                                                                     --------
HEALTH CARE -- 7.5%
   Accelrys *                                            217,600        1,051
   Advanced Medical Optics * (A)                         131,700        2,468
   Albany Molecular Research *                            19,700          261
   Amedisys * (A)                                         14,800          746
   America Service Group *                                47,500          435
   American Dental Partners *                             39,800          472
   AMN Healthcare Services *                             159,200        2,694
   Amsurg * (A)                                          116,825        2,845
   Analogic                                                  800           50
   Applera - Celera Genomics Group *                     110,400        1,254
   Apria Healthcare Group *                               51,300          995
   Bio-Rad Laboratories, Cl A *                            1,400          113
   Brookdale Senior Living (A)                            73,200        1,490
   Cambrex * (A)                                         295,320        1,734
   Centene *                                              34,400          578
   Chemed (A)                                             52,500        1,922
   Community Health Systems *                             62,700        2,068
   Computer Programs & Systems                            44,800          776
   Conmed *                                              164,636        4,371
   Cooper (A)                                            169,587        6,300
   Cross Country Healthcare *                            178,700        2,575
   Discovery Laboratories * (A)                          108,500          179
   Emergency Medical Services, Cl A *                      6,300          143
   Emergent Biosolutions * (A)                            15,200          151
   Gentiva Health Services *                               4,100           78
   Hanger Orthopedic Group *                              53,600          884
   Health Management Associates, Cl A *                  231,400        1,506
   Health Net *                                           44,200        1,063
   Healthspring *                                        125,200        2,113
   ICU Medical *                                          55,500        1,270
   IMS Health                                             63,500        1,480
   InterMune * (A)                                         6,700           88
   Kensey Nash *                                          23,200          744
   Kindred Healthcare *                                   92,375        2,657
   LCA-Vision (A)                                         34,600          165
   Life Sciences Research *                                  300            8
   LifePoint Hospitals * (A)                              53,711        1,520
   Magellan Health Services *                            113,544        4,205
   Medical Action Industries *                             5,200           54
   Medical Staffing Network Holdings *                   139,400          538
   Myriad Genetics * (A)                                  60,200        2,740
   National Dentex *                                      32,900          416
   Neurocrine Biosciences * (A)                          121,400          509
   NovaMed *                                              49,060          185
   Owens & Minor                                          19,200          877
   Par Pharmaceutical *                                   26,300          427

                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------       -------   -------------
   Pediatrix Medical Group *                              19,558     $    963
   Perrigo                                                 5,700          181
   Pharmacopeia * (A)                                    130,550          500
   PharMerica * (A)                                       77,100        1,742
   Providence Service *                                   19,800          418
   PSS World Medical * (A)                                45,331          739
   Res-Care *                                             63,608        1,131
   Sciele Pharma (A)                                       4,200           81
   Sucampo Pharmaceuticals, Cl A *                         5,300           57
   Sun Healthcare Group *                                 69,524          931
   Sunrise Senior Living * (A)                            43,700          982
   Symmetry Medical *                                     34,719          563
   Triple-S Management, Cl B * (A)                        13,300          217
   Viropharma * (A)                                       27,100          300
                                                                     --------
                                                                       68,003
                                                                     --------
INDUSTRIALS -- 16.0%
   ABM Industries                                         70,600        1,571
   Actuant, Cl A                                          86,400        2,709
   Acuity Brands (A)                                      75,700        3,640
   Airtran Holdings *                                    137,320          280
   Alaska Air Group * (A)                                 23,700          363
   Albany International, Cl A (A)                         54,000        1,566
   Altra Holdings *                                       24,000          403
   American Railcar Industries                             3,800           64
   American Woodmark (A)                                  16,100          340
   Ampco-Pittsburgh                                       13,400          596
   AO Smith (A)                                           28,900          949
   Apogee Enterprises                                     16,100          260
   Applied Industrial Technologies                        18,425          445
   Arkansas Best (A)                                      88,100        3,228
   Astec Industries * (A)                                 70,400        2,263
   Avis Budget Group *                                   123,048        1,030
   BE Aerospace *                                         61,389        1,430
   Beacon Roofing Supply *                                43,900          466
   Belden (A)                                             42,034        1,424
   Bowne                                                  40,000          510
   Brady, Cl A (A)                                        49,975        1,726
   Briggs & Stratton                                      12,700          161
   Brink's                                                66,700        4,363
   Ceradyne *                                             11,500          394
   Chart Industries *                                     18,600          905
   CIRCOR International                                   16,849          825
   Columbus McKinnon *                                    23,200          559
   Comfort Systems USA                                    71,900          966
   Con-way (A)                                            69,800        3,299
   Courier                                                50,233        1,009
   Crane                                                  77,100        2,971
   Cubic (A)                                              19,900          443
   Danaos                                                 46,500        1,023
   Deluxe (A)                                            112,900        2,012
   Diamond Management & Technology Consultants (A)       150,300          783
   Dollar Thrifty Automotive Group *                      21,400          202
   EMCOR Group *                                          98,000        2,796
   Encore Wire                                            14,000          297
   EnPro Industries * (A)                                 62,100        2,319
   ESCO Technologies * (A)                                37,900        1,778
   Federal Signal                                         66,903          803
   Forward Air                                             6,800          235
   G&K Services                                           36,584        1,114
   GATX                                                   21,600          957
   Genco Shipping & Trading (A)                           11,100          724

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund
June 30, 2008

                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------       -------   -------------
   Geo Group * (A)                                        82,900     $  1,865
   GrafTech International *                               35,900          963
   Granite Construction                                   58,700        1,851
   Greenbrier                                              6,900          140
   Griffon * (A)                                           9,900           87
   H&E Equipment Services * (A)                           52,400          630
   Hawaiian Holdings *                                    11,700           81
   Heartland Express (A)                                  70,400        1,050
   Hubbell, Cl B                                          46,800        1,866
   Hudson Highland Group * (A)                           123,800        1,296
   ICF International *                                   104,500        1,737
   IDEX                                                   35,581        1,311
   IKON Office Solutions (A)                             108,400        1,223
   Insteel Industries                                     12,100          221
   Interface, Cl A                                        39,492          495
   International Shipholding *                             1,700           40
   Kadant *                                               40,404          913
   Kansas City Southern *                                 38,086        1,675
   Kaydon (A)                                             33,765        1,736
   KBR                                                    64,400        2,248
   Kelly Services, Cl A                                   19,700          381
   Kforce *                                              180,900        1,536
   Knight Transportation (A)                              67,700        1,239
   Korn/Ferry International * (A)                        107,000        1,683
   Ladish *                                               65,500        1,349
   LECG *                                                145,700        1,273
   Lennox International (A)                               42,000        1,216
   Lydall *                                                6,000           75
   MasTec *                                               30,700          327
   Mesa Air Group * (A)                                   56,600           29
   Milacron * (A)                                         30,943           23
   Mine Safety Appliances (A)                             26,900        1,076
   MPS Group *                                           197,700        2,102
   Mueller Industries                                     33,200        1,069
   Mueller Water Products, Cl B                           24,290          207
   Navistar International *                               14,600          961
   NCI Building Systems * (A)                             14,500          533
   NN                                                      5,600           78
   Orbital Sciences * (A)                                110,300        2,599
   Oshkosh Truck                                          42,341          876
   Pacer International                                    71,900        1,547
   Pall                                                   90,400        3,587
   Park-Ohio Holdings *                                    8,100          120
   Perini * (A)                                           26,800          886
   Polypore International *                               12,200          309
   Quanex Building Products (A)                          146,375        2,175
   Regal-Beloit                                           31,600        1,335
   Republic Airways Holdings * (A)                        80,000          693
   Robbins & Myers                                         2,700          135
   Rollins                                               108,000        1,601
   RSC Holdings * (A)                                     61,700          571
   Rush Enterprises, Cl A *                               12,000          144
   Ryder System (A)                                       48,500        3,341
   Saia *                                                  8,900           97
   School Specialty * (A)                                 78,829        2,344
   Skywest                                                70,700          894
   Spherion *                                            140,100          647
   Steelcase, Cl A                                        62,200          624
   Superior Essex *                                        1,700           76
   TBS International, Cl A *                              10,200          407
   Tecumseh Products, Cl A *                              64,900        2,127
   Teledyne Technologies *                                96,500        4,708
   Teleflex                                               26,251        1,459

                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------       -------   -------------
   Tetra Tech * (A)                                       38,964     $    881
   Textainer Group Holdings ADR                           22,300          436
   Trimas *                                              126,300          757
   Triumph Group (A)                                      23,897        1,126
   TrueBlue * (A)                                         73,100          966
   Ultrapetrol Bahamas *                                   3,600           45
   United Rentals * (A)                                   18,000          353
   United Stationers * (A)                                52,000        1,921
   Viad                                                   48,688        1,256
   Wabash National                                        91,500          692
   Waste Connections * (A)                                74,200        2,369
   Waste Services * (A)                                   16,100          113
   Watsco (A)                                             44,900        1,877
   Watson Wyatt Worldwide, Cl A (A)                       69,000        3,649
   Watts Water Technologies, Cl A (A)                     36,178          901
   WESCO International * (A)                              29,006        1,161
   YRC Worldwide * (A)                                    24,900          370
                                                                     --------
                                                                      144,961
                                                                     --------
INFORMATION TECHNOLOGY -- 16.9%
   3Com *                                                226,700          481
   Actel *                                                79,000        1,331
   Actuate *                                              74,300          290
   Acxiom                                                118,500        1,362
   Adtran                                                 64,000        1,526
   Airvana * (A)                                          21,000          113
   Alliance Semiconductor                                225,400          193
   Amkor Technology *                                    120,600        1,255
   Anaren *                                               21,400          226
   Applied Micro Circuits *                              119,225        1,021
   ARM Holdings ADR (A)                                  332,300        1,691
   Arris Group * (A)                                     341,150        2,883
   ATMI *                                                 50,400        1,407
   Avanex * (A)                                          324,800          367
   Avocent * (A)                                          90,574        1,685
   Axesstel *                                            411,000          341
   BearingPoint * (A)                                    298,200          241
   Benchmark Electronics *                               200,300        3,273
   Black Box                                              50,521        1,374
   Bottomline Technologies *                               2,000           19
   Broadridge Financial Solutions                        103,800        2,185
   Brocade Communications Systems *                      498,900        4,111
   CACI International, Cl A *                            117,875        5,395
   Checkpoint Systems *                                    4,400           92
   Ciber *                                               113,100          702
   CMGI *                                                 51,400          545
   Cognex (A)                                             58,400        1,346
   Coherent *                                             66,347        1,983
   Comverse Technology *                                 172,600        2,926
   CPI International *                                    53,000          652
   CSG Systems International *                           145,400        1,602
   CTS                                                   122,900        1,235
   Cymer * (A)                                            64,800        1,742
   Diebold                                                19,943          710
   Digi International *                                  101,100          794
   DSP Group *                                            51,300          359
   Earthlink *                                           334,700        2,895
   Emulex *                                              141,771        1,652
   Entegris * (A)                                        285,160        1,868
   Fair Isaac                                             73,400        1,524
   Forrester Research *                                   40,600        1,254
   Foundry Networks *                                    216,086        2,554
   Global Cash Access Holdings *  (A)                     61,400          421

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund
June 30, 2008

                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------       -------   -------------
   Ikanos Communications * (A)                           178,800     $    603
   Imation (A)                                            95,400        2,187
   Integral Systems                                        5,600          217
   Intevac *                                              90,200        1,017
   JDA Software Group *                                   48,900          885
   JDS Uniphase * (A)                                    145,300        1,651
   Kemet * (A)                                            87,300          283
   Kenexa *                                               10,700          202
   Keynote Systems * (A)                                 119,700        1,542
   Lawson Software * (A)                                 635,191        4,618
   LeCroy * (A)                                           38,900          347
   Lionbridge Technologies *                              67,800          175
   Littelfuse *                                           53,755        1,696
   LTX * (A)                                             297,900          655
   Manhattan Associates *                                 97,600        2,316
   MAXIMUS                                                56,200        1,957
   Maxwell Technologies * (A)                             29,900          318
   Mentor Graphics * (A)                                  61,800          976
   Mercury Computer Systems *                            156,600        1,179
   Merrimac Industries *                                  28,200          145
   Methode Electronics                                    95,500          998
   Micrel (A)                                             68,100          623
   Microsemi * (A)                                        23,631          595
   MicroStrategy, Cl A *                                  21,000        1,360
   MKS Instruments *                                      49,200        1,077
   Multi-Fineline Electronix * (A)                        27,800          769
   O2Micro International ADR *                            82,200          547
   Omnivision Technologies * (A)                          47,800          578
   ON Semiconductor * (A)                                 71,530          656
   Orbotech *                                            208,700        2,780
   Orckit Communications *                                96,800          605
   Parametric Technology * (A)                           144,024        2,401
   Perot Systems, Cl A * (A)                             151,761        2,278
   Photronics *                                           41,400          291
   Plantronics                                            16,100          359
   PLATO Learning *                                       65,970          175
   Polycom * (A)                                          50,600        1,233
   Powerwave Technologies * (A)                          207,353          881
   QLogic *                                               22,400          327
   Quantum * (A)                                         343,200          463
   Rackable Systems *                                     78,600        1,053
   Radisys * (A)                                          69,200          627
   Radware *                                             161,700        1,425
   RF Micro Devices *                                    151,600          440
   Richardson Electronics                                 54,916          326
   Rudolph Technologies *                                140,300        1,080
   S1 *                                                   49,200          372
   SAIC *                                                 21,100          439
   Seachange International *                             200,900        1,438
   Semtech *                                              11,400          160
   SI International *                                     84,700        1,774
   Silicon Image * (A)                                   143,000        1,037
   SkillSoft ADR *                                       106,631          964
   Skyworks Solutions * (A)                              593,000        5,853
   SonicWALL *                                             6,600           43
   SRA International, Cl A *                              77,000        1,729
   Standard Microsystems *                                50,100        1,360
   Sybase * (A)                                           75,265        2,214
   SYNNEX * (A)                                           30,000          753
   Synopsys *                                             45,206        1,081
   Tech Data *                                            14,000          474
   Technitrol                                             63,300        1,075
   Tekelec * (A)                                         154,700        2,276


                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------       -------   -------------
   TIBCO Software * (A)                                  363,100     $  2,778
   TNS *                                                  12,600          302
   Trident Microsystems *                                134,600          491
   TriQuint Semiconductor *                               66,400          402
   TTM Technologies * (A)                                 42,600          563
   Tyler Technologies *                                   50,500          685
   Ultra Clean Holdings * (A)                            105,200          837
   Ultratech * (A)                                       183,800        2,853
   United Online                                         115,200        1,155
   Utstarcom * (A)                                       255,600        1,398
   Verigy *                                               90,500        2,055
   Verint Systems *                                      127,300        2,989
   Wavecom ADR * (A)                                      81,900          758
   WidePoint *                                           246,182          251
   Xyratex *                                             187,346        3,119
   Zoran * (A)                                           201,800        2,361
                                                                     --------
                                                                      152,581
                                                                     --------
MATERIALS -- 4.2%
   Arch Chemicals                                         31,932        1,059
   Bemis                                                  61,728        1,384
   Buckeye Technologies *                                 98,800          836
   Cabot                                                  38,173          928
   CF Industries Holdings                                    300           46
   Chemtura                                              246,100        1,437
   Constar International * (A)                            89,500          225
   Crown Holdings *                                       77,300        2,009
   Cytec Industries                                       54,500        2,974
   Ferro (A)                                              53,845        1,010
   FMC                                                    10,551          817
   H.B. Fuller (A)                                        66,300        1,488
   Hercules                                              134,600        2,279
   Innophos Holdings (A)                                   8,900          284
   Kapstone Paper and Packaging *                          1,400            9
   Minerals Technologies                                  10,300          655
   Myers Industries                                       19,300          157
   Neenah Paper                                           76,954        1,286
   NewMarket                                              17,100        1,133
   Olin (A)                                               46,800        1,225
   Olympic Steel                                          13,500        1,025
   OM Group *                                             10,000          328
   Omnova Solutions *                                     88,000          245
   Pactiv *                                               88,168        1,872
   Quaker Chemical                                        26,300          701
   Rock-Tenn, Cl A                                        54,200        1,625
   Schnitzer Steel Industries, Cl A                          700           80
   Schulman A                                             22,900          527
   Schweitzer-Mauduit International                       31,300          527
   Sensient Technologies (A)                             112,900        3,179
   Silgan Holdings                                        93,024        4,720
   Sutor Technology Group *                                7,300           52
   Texas Industries (A)                                   23,433        1,315
   Universal Stainless & Alloy *                           7,500          278
   Worthington Industries (A)                             29,400          603
                                                                     --------
                                                                       38,318
                                                                     --------
TELECOMMUNICATION SERVICES -- 0.4%
   Atlantic Telegraph-Network                             20,500          564
   Premiere Global Services *                            110,700        1,614
   Syniverse Holdings *                                   61,400          995
   USA Mobility                                           20,600          155
                                                                     --------
                                                                        3,328
                                                                     --------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund
June 30, 2008

                                                                   Market Value
Description                                               Shares   ($ Thousands)
--------------------------------------------------       -------   -------------
UTILITIES -- 4.4%
   AGL Resources                                          59,620     $  2,062
   Allete (A)                                             71,000        2,982
   Atmos Energy                                           54,473        1,502
   Avista                                                 37,700          809
   Black Hills                                            59,000        1,892
   Centerpoint Energy                                    133,700        2,146
   Cleco                                                  65,900        1,537
   CMS Energy (A)                                        121,400        1,809
   El Paso Electric *                                    244,200        4,835
   Empire District Electric (A)                           31,632          586
   Great Plains Energy                                    17,000          430
   ITC Holdings                                           14,600          746
   Laclede Group                                          19,700          795
   Ormat Technologies (A)                                 34,900        1,716
   PNM Resources (A)                                      58,100          695
   Portland General Electric                             145,196        3,270
   South Jersey Industries                                 3,300          123
   Southern Union                                         85,700        2,316
   Southwest Gas                                          73,398        2,182
   Synthesis Energy Systems *                             19,500          176
   UGI                                                    30,400          873
   UIL Holdings                                           81,200        2,388
   Vectren                                                14,300          446
   Westar Energy                                          83,455        1,795
   WGL Holdings                                           22,623          786
   Wisconsin Energy                                       10,654          482
                                                                     --------
                                                                       39,379
                                                                     --------
Total Common Stock
   (Cost $899,610) ($ Thousands)                                      862,157
                                                                     --------
EXCHANGE TRADED FUND -- 0.1%
   iShares Russell 2000 Index Fund (A)                    18,380        1,269
                                                                     --------
Total Exchange Traded Fund
   (Cost $1,250) ($ Thousands)                                          1,269
                                                                     --------

                                                       Number of
                                                        Warrants
                                                      ----------
WARRANTS -- 0.0%
   Washington Mutual *(D)                                301,342           89
                                                                      -------
Total Warrants
   (Cost $42) ($ Thousands)                                                89
                                                                      -------
AFFILIATED PARTNERSHIP -- 33.6%
   SEI Liquidity Fund, L.P.,
      2.750%** ++ (E)                                303,537,226      303,537
                                                                      -------
Total Affiliated Partnership
   (Cost $303,537) ($ Thousands)                                      303,537
                                                                      -------

                                        Shares/Face Amount   Market Value
Description                                ($ Thousands)     ($ Thousands)
-------------------------------------    -----------------   -------------
CASH EQUIVALENTS -- 4.6%
   Merrill Lynch EBP Master, 2.120%**         3,163,766        $    3,164
   SEI Daily Income Trust, Prime
      Obligation Fund,
      Cl A, 2.530%** ++                      38,182,942            38,183
                                                               ----------
Total Cash Equivalents
   (Cost $41,347) ($ Thousands)                                    41,347
                                                               ----------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill
      1.824%, 08/21/08 (F) (G)              $     2,335             2,329
                                                               ----------
Total U.S. Treasury Obligation
   (Cost $2,329) ($ Thousands)                                      2,329
                                                               ----------
Total Investments -- 133.9%
   (Cost $1,248,115) ($ Thousands) @                           $1,210,728
                                                               ==========



     Percentages are based on Net Assets of $904,065 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of June 30, 2008.

(A) This security or a partial position of this security is on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 was $286,193 ($ Thousands).

(B) Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2008 was $696 ($ Thousands) and represented 0.08% of Net Assets.

(C) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2008 was $696 ($ Thousands) and represented 0.08% of Net Assets.

(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E) This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2008 was $303,537 ($ Thousands).

(F)  The rate reported is the effective yield at time of purchase.

(G) Security or portion thereof, has been pledged as collateral on open futures contracts.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security.

ADR -- American Depositary Receipt

Cl  -- Class

L.P.-- Limited Partnership

PIPE-- Private Investment in Public Entity


@ At June 30, 2008, the tax basis cost of the Fund's investments was $1,248,115 ($ Thousands), and the unrealized appreciation and depreciation were $101,536 ($ Thousands) and ($138,923) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:

                                  NUMBER OF
                                 CONTRACTS                   UNREALIZED
                                    LONG      EXPIRATION    DEPRECIATION
TYPE OF CONTRACT                  (SHORT)        DATE      ($ THOUSANDS)
------------------------------   ----------   ----------   -------------
Russell 2000 Index E-MINI           458        Sept-2008     $(1,373)
                                                             =======

A summary of restricted securities held by the Fund at June 30, 2008, is as follows:


                     NUMBER                 RIGHT TO                      MARKET
                       OF     ACQUISITION   ACQUIRE         COST          VALUE          % OF
DESCRIPTION          SHARES      DATE         DATE     ($ THOUSANDS)   ($THOUSANDS)   NET ASSETS
------------------   ------   -----------   --------   -------------   ------------   ----------
Verde Realty PIPE    21,100       2/16/07    2/16/07        $696           $696          0.08%
                                                            ====           ====          ====

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund
June 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------------------------------------------   --------------   -------------
COMMON STOCK -- 96.8%
CONSUMER DISCRETIONARY -- 11.8%
   1-800-FLOWERS.COM, Cl A *                              83,318     $      537
   Advance Auto Parts                                      6,609            257
   Aeropostale * (A)                                      14,800            464
   Amerigon * (A)                                         75,870            539
   AnnTaylor Stores *                                        672             16
   Bally Technologies *                                   49,575          1,676
   Bebe Stores                                            65,405            628
   Belo, Cl A                                             10,165             74
   BJ's Restaurants * (A)                                 75,618            736
   Black & Decker                                          3,304            190
   Blue Nile * (A)                                        32,745          1,392
   Blyth                                                   8,651            104
   Buckle (A)                                             12,800            585
   Callaway Golf                                          16,819            199
   Capella Education *                                    37,809          2,255
   Carrols Restaurant Group * (A)                          1,000              5
   Casual Male Retail Group * (A)                        357,700          1,091
   Cato, Cl A                                             82,600          1,176
   CEC Entertainment *                                    19,900            557
   Century Casinos *                                     127,054            417
   Charming Shoppes * (A)                                266,400          1,223
   Chipotle Mexican Grill, Cl A * (A)                     32,300          2,669
   Christopher & Banks                                    25,998            177
   CKE Restaurants                                        22,500            281
   Coldwater Creek * (A)                                  94,694            500
   CROCS * (A)                                           292,600          2,344
   Crown Media Holdings, Cl A * (A)                       29,600            140
   Ctrip.com International ADR                            19,995            915
   Deckers Outdoor *                                       3,900            543
   DeVry (A)                                               6,005            322
   Dick's Sporting Goods * (A)                            32,168            571
   Dolan Media *                                          24,895            453
   Dover Downs Gaming & Entertainment (A)                 41,050            263
   DreamWorks Animation SKG, Cl A *                        7,254            216
   DSW, Cl A * (A)                                       119,500          1,408
   Dufry South America (United Kingdom)                   43,800            931
   Eddie Bauer Holdings * (A)                            290,051          1,204
   Entravision Communications, Cl A *                     38,358            154
   Focus Media Holding ADR * (A)                          68,384          1,896
   Fossil * (A)                                           19,400            564
   Fuel Systems Solutions *                                3,000            116
   Furniture Brands International                         21,677            290
   Gaiam, Cl A * (A)                                     101,700          1,374
   Genius Products *                                     349,055             59
   Gildan Activewear *                                    25,300            655
   Global Sources * (A)                                   47,910            727
   Gymboree *                                             42,165          1,690
   Hanesbrands * (A)                                      32,255            875
   Harris Interactive *                                   66,222            133
   hhgregg *                                              46,800            468
   Hibbett Sports * (A)                                   39,863            841
   Interactive Data                                       24,854            625
   J Crew Group * (A)                                     53,700          1,773
   Jack in the Box * (A)                                  34,800            780
   Jarden *                                               66,040          1,205
   K12 * (A)                                              62,015          1,329
   Lear * (A)                                             30,500            432
   Life Time Fitness * (A)                                28,301            836

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------------------------------------------   --------------   -------------
   Lin TV, Cl A *                                         17,657     $      105
   Lincoln Educational Services *                          1,400             16
   LKQ *                                                  86,045          1,555
   Lululemon Athletica * (A)                              57,600          1,674
   Lumber Liquidators * (A)                                9,300            121
   Maidenform Brands *                                     9,656            130
   Martha Stewart Living Omnimedia, Cl A * (A)           137,100          1,015
   Marvel Entertainment *                                 21,680            697
   Matthews International, Cl A                            7,541            341
   McCormick & Schmick's Seafood
   Restaurants *                                          81,049            781
   Meredith                                                5,010            142
   Midas *                                                 7,300             99
   Morningstar *                                          21,387          1,541
   National CineMedia                                     77,940            831
   National Presto Industries                                194             12
   NetFlix * (A)                                          94,991          2,476
   Nexstar Broadcasting Group, Cl A *                     19,600             80
   Nutri/System                                           10,748            152
   NVR *                                                     373            187
   Orbitz Worldwide * (A)                                 28,700            144
   Overstock.com *                                        14,586            379
   PC Mall *                                               6,800             92
   Peet's Coffee & Tea * (A)                              40,174            796
   Perry Ellis International *                             9,600            204
   PetSmart                                               31,545            629
   Phillips-Van Heusen                                    30,400          1,113
   Polaris Industries (A)                                 19,800            800
   priceline.com * (A)                                    16,655          1,923
   Quiksilver *                                          445,100          4,371
   Raser Technologies * (A)                               48,100            468
   RCN *                                                     852              9
   Red Robin Gourmet Burgers * (A)                        18,400            510
   Regis (A)                                              59,200          1,560
   Rent-A-Center *                                        11,571            238
   Retail Ventures * (A)                                 185,300            852
   RHI Entertainment *                                   123,400          1,603
   RRSat Global Communications Network                    75,900            817
   Ryland Group                                            7,680            168
   Sally Beauty Holdings *                                24,832            160
   Scholastic *                                            7,493            215
   Shutterfly * (A)                                      246,700          3,012
   Skechers U.S.A., Cl A *                                38,171            754
   Snap-On (A)                                            22,095          1,149
   Stamps.com *                                           40,041            500
   Standard-Pacific                                       38,424            130
   Steven Madden * (A)                                    18,200            335
   Strayer Education (A)                                   1,500            314
   Tecnisa (Brazil)                                      323,200          1,624
   Texas Roadhouse, Cl A * (A)                            61,700            553
   Thor Industries                                         7,153            152
   Thunderbird Resorts * (B) (C)                         153,500          1,382
   Thunderbird Resorts PIPE * (B) (C)                      3,200             29
   Titan International (A)                                14,500            516
   Tractor Supply *                                        3,290             96
   True Religion Apparel * (A)                            50,400          1,343
   Tupperware Brands (A)                                  79,790          2,730
   Tween Brands *                                         13,871            228
   Under Armour, Cl A * (A)                               18,900            485
   Universal Electronics *                                 2,390             50
   Warnaco Group *                                        24,200          1,066

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund
June 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------------------------------------------   --------------   -------------
   WMS Industries * (A)                                   62,662     $    1,865
   Zumiez * (A)                                           79,575          1,319
                                                                     ----------
                                                                         92,518
                                                                     ----------
CONSUMER STAPLES -- 2.3%
   American Dairy * (A)                                   10,900             86
   American Oriental Bioengineering * (A)                 28,553            282
   Asiatic Development (Malaysia)                        675,500          1,695
   Bare Escentuals * (A)                                  59,400          1,113
   Boston Beer, Cl A * (A)                                25,920          1,054
   Chattem * (A)                                          31,780          2,067
   Church & Dwight                                           479             27
   Constellation Brands, Cl A *                            7,084            141
   Cosan SA Industria e Comercio (Brazil)                147,200          2,559
   Darling International *                                86,822          1,434
   Diamond Foods                                          11,533            266
   Flowers Foods                                          41,475          1,175
   Hansen Natural *                                       24,075            694
   Herbalife                                              16,746            649
   Lance                                                  86,600          1,626
   Nash Finch                                              9,038            310
   National Beverage                                       7,626             55
   NBTY *                                                  2,520             81
   Nu Skin Enterprises, Cl A                              56,060            836
   Pilgrim's Pride                                         9,344            121
   Ralcorp Holdings * (A)                                 11,500            569
   Reddy Ice Holdings (A)                                  9,300            127
   Whole Foods Market (A)                                 61,100          1,447
                                                                     ----------
                                                                         18,414
                                                                     ----------
ENERGY -- 11.2%
   Alliance Resource Partners                              2,338            130
   Allis-Chalmers Energy *                                 7,144            127
   Alon USA Energy                                            25             --
   Arena Resources *                                     100,498          5,308
   Arlington Tankers (A)                                  79,500          1,846
   ATP Oil & Gas * (A)                                    58,000          2,289
   Atwood Oceanics *                                      21,800          2,711
   Basic Energy Services * (A)                            51,700          1,629
   Berry Petroleum, Cl A (A)                              39,947          2,352
   Bois d'Arc Energy *                                       336              8
   BPZ Energy PIPE * (B) (C)                              80,500          2,367
   Cal Dive International *                               90,900          1,299
   Cano Petroleum *                                      133,300          1,058
   CARBO Ceramics                                         18,800          1,097
   Carrizo Oil & Gas *                                    17,210          1,172
   Cimarex Energy (A)                                     21,690          1,511
   Clayton Williams Energy *                               6,006            660
   Complete Production Services * (A)                     77,400          2,819
   Comstock Resources *                                   32,383          2,734
   Concho Resources *                                     24,000            895
   Core Laboratories *                                     8,510          1,211
   Crosstex Energy (A)                                     6,400            222
   Double Hull Tankers (A)                                 5,600             56
   Dril-Quip *                                            32,768          2,064
   Encore Acquisition * (A)                               18,655          1,403
   Endeavour International *                              58,620            127
   Energy Partners *                                     168,956          2,521
   Energy XXI Bermuda *                                  126,315            874
   EXCO Resources * (A)                                   24,823            916
   Forest Oil *                                            1,652            123
   Foundation Coal Holdings                                2,032            180
   Geokinetics *                                           5,375             97
   Goodrich Petroleum *                                    4,700            390

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------------------------------------------   --------------   -------------
   Gran Tierra Energy *                                   19,147     $      153
   Grey Wolf *                                            24,200            219
   Gulf Island Fabrication                                12,800            626
   Gulfport Energy *                                      13,300            219
   Helmerich & Payne                                      14,580          1,050
   Hercules Offshore * (A)                               108,584          4,128
   Holly                                                  38,500          1,422
   Infinity Bio-Energy *                                 741,494          2,855
   International Coal Group *                             38,556            503
   ION Geophysical *                                     182,079          3,177
   Kodiak Oil & Gas *                                    143,200            653
   Mahalo Energy *                                       155,300            406
   Mariner Energy * (A)                                   38,822          1,435
   Massey Energy                                           4,680            439
   McMoRan Exploration * (A)                              25,300            696
   Meridian Resource *                                    74,207            219
   Mitcham Industries *                                    4,100             70
   NATCO Group, Cl A *                                    11,441            624
   Oilsands Quest * (A)                                  257,000          1,671
   OPTI (Canada) *                                        77,000          1,753
   Parallel Petroleum *                                   54,195          1,091
   Penn Virginia                                             100              8
   PetroHawk Energy *                                     38,719          1,793
   Petroquest Energy * (A)                                45,600          1,227
   Rentech * (A)                                         737,800          1,402
   Rosetta Resources *                                    16,138            460
   Rowan                                                   7,278            340
   StealthGas                                            110,000          1,552
   Superior Energy Services *                             36,684          2,023
   Superior Well Services * (A)                           49,900          1,582
   Swift Energy *                                         33,000          2,180
   Synenco Energy (Canada) * (B) (C)                      19,500            173
   Synenco Energy, Cl A (Canada) *                       284,360          2,520
   T-3 Energy Services, Cl 3 *                             9,600            763
   Tesco *                                                23,100            738
   TXCO Resources *                                       20,833            245
   Unit *                                                     97              8
   Uranium One (Canada) *                                112,549            532
   USEC *                                                  1,010              6
   Vaalco Energy *                                        30,663            260
   W&T Offshore                                            5,770            338
   W-H Energy Services * (A)                              10,500          1,005
   Whiting Petroleum *                                     3,388            359
   Willbros Group * (A)                                   51,802          2,270
   World Fuel Services                                    28,750            631
                                                                     ----------
                                                                         88,020
                                                                     ----------
FINANCIALS -- 8.4%
   Affiliated Managers Group * (A)                        18,100          1,630
   Alexander's * +                                           313             97
   Amerisafe *                                            28,700            457
   Amtrust Financial Services                             58,024            731
   Anworth Mortgage Asset +                              107,300            698
   Associated Estates Realty +                            22,100            237
   Brasil Brokers Participacoes *                          2,200          1,959
   Canaccord Capital (Canada)                            106,100            831
   CapitalSource +                                       125,100          1,386
   Capstead Mortgage +                                   142,609          1,547
   Cardtronics *                                          62,500            554
   Cascade Bancorp (A)                                    62,900            484
   Cash America International                             34,404          1,066
   Castlepoint Holdings                                   67,900            617
   Cathay General Bancorp                                     84              1

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund
June 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------------------------------------------   --------------   -------------
   Columbia Bancorp                                       30,300     $      217
   Companhia Brasileira de
      Desenvolvimento Imobiliari Turistico
      (Brazil) *                                           4,200          2,216
   Darwin Professional Underwriters *                      8,800            271
   Delphi Financial Group, Cl A                           21,625            500
   Digital Realty Trust +                                  5,000            205
   Dollar Financial * (A)                                 99,300          1,500
   Dundee (Canada) +                                      44,600          1,372
   East West Bancorp (A)                                  93,000            657
   eHealth * (A)                                          22,132            391
   Equity Lifestyle Properties +                             370             16
   Evercore Partners, Cl A (A)                           104,200            990
   Ezcorp, Cl A *                                         50,700            646
   FCStone Group *                                        38,119          1,065
   Federal Realty Investment Trust +                       3,038            210
   FelCor Lodging Trust +                                 51,000            536
   Fifth Street Finance *                                 21,200            218
   FirstFed Financial * (A)                               37,400            301
   Frontier Financial                                         14             --
   GAMCO Investors, Cl A                                   2,500            124
   General Shopping Brasil (Brazil) *                    113,000            860
   General Shopping Brazil (Brazil) *                    208,900          1,589
   GFI Group                                              57,500            518
   Glacier Bancorp (A)                                    45,018            720
   Gluskin Sheff + Associates (Canada)                    75,100          1,451
   GMP Capital Trust (Canada)                             81,900          1,284
   Greenhill (A)                                          31,022          1,671
   Grubb & Ellis                                         342,580          1,319
   Hatteras Financial + (A)                               40,094            922
   Hercules Technology Growth Capital                     69,708            622
   Hersha Hospitality Trust +                            210,700          1,591
   Highbury Financial * (A)                              152,100            386
   Huntington Bancshares                                   4,160             24
   Inland Real Estate + (A)                               11,900            172
   Interactive Brokers Group, Cl A * (A)                  43,395          1,394
   Investors Real Estate Trust + (A)                     173,000          1,650
   Jefferies Group (A)                                     8,700            146
   Jones Lang LaSalle                                     10,665            642
   Kansas City Life Insurance                             25,107          1,048
   Knight Capital Group, Cl A *                           57,293          1,030
   MarketAxess Holdings *                                138,195          1,045
   Meadowbrook Insurance Group                            24,000            127
   Meruelo Maddux Properties *                           326,100            711
   MFA Mortgage Investments +                            262,400          1,711
   MSCI, Cl A *                                           37,550          1,363
   NASDAQ Stock Market *                                   6,829            181
   Navigators Group *                                     19,200          1,038
   Nelnet, Cl A                                           53,460            600
   Omega Healthcare Investors +                           63,232          1,053
   optionsXpress Holdings                                 44,178            987
   Platinum Underwriters Holdings (A)                     53,260          1,737
   PMI Group                                                   3             --
   PS Business Parks +                                    12,900            666
   RAM Holdings * (A)                                     99,300             99
   Raymond James Financial                                 6,484            171
   Riskmetrics Group * (A)                                96,665          1,899
   Sierra Bancorp (A)                                      4,400             73
   Signature Bank NY *                                    15,300            394
   Sterling Financial (A)                                158,200            655
   Stifel Financial *                                      8,298            285
   SVB Financial Group *                                  14,485            697
   Tejon Ranch *                                             134              5

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------------------------------------------   --------------   -------------
   Titanium Asset *                                      140,900     $      793
   TradeStation Group *                                   12,559            127
   UCBH Holdings (A)                                     304,700            686
   United Fire & Casualty                                 18,800            506
   Uranium Participation *                               162,600          1,563
   Value Creation * (B) (C)                              121,940          1,202
   Victory Acquisition *                                  50,532            481
   Waddell & Reed Financial, Cl A                          8,250            289
   Washington Federal                                      5,175             94
   Washington Real Estate Investment Trust +              10,501            316
   World Acceptance * (A)                                 49,215          1,657
                                                                     ----------
                                                                         65,980
                                                                     ----------
HEALTH CARE -- 17.0%
   3SBio ADR *                                            97,800            886
   Abaxis *                                               54,827          1,323
   Abiomed * (A)                                          41,000            728
   Abraxis Bioscience *                                    9,650            612
   Acadia Pharmaceuticals * (A)                           82,700            305
   Achillion Pharmaceuticals *                            77,560            173
   Acorda Therapeutics *                                  23,665            777
   Affymax * (A)                                           9,100            145
   Affymetrix * (A)                                      193,800          1,994
   Air Methods *                                              97              2
   Albany Molecular Research *                            14,545            193
   Alexion Pharmaceuticals * (A)                          23,327          1,691
   Align Technology *                                     39,900            419
   Alkermes * (A)                                         75,636            935
   Allscripts Healthcare Solutions *                       4,405             55
   Alnylam Pharmaceuticals * (A)                          19,502            521
   Amedisys * (A)                                         37,985          1,915
   American Medical Systems Holdings * (A)                27,730            415
   AMN Healthcare Services *                              48,399            819
   Amsurg * (A)                                           65,600          1,597
   Animal Health International *                          47,724            297
   APP Pharmaceuticals * (A)                              69,600          1,164
   Applera - Celera Genomics Group *                      46,400            527
   Arena Pharmaceuticals * (A)                           250,400          1,300
   Ariad Pharmaceuticals * (A)                           525,727          1,262
   Array Biopharma * (A)                                  91,755            431
   Arthrocare * (A)                                       99,180          4,048
   BioMarin Pharmaceuticals * (A)                        117,994          3,420
   Bio-Reference Labs *                                   10,029            224
   Bruker BioSciences *                                    7,900            102
   Capital Senior Living *                                 9,909             75
   Caraco Pharmaceutical Laboratories *                    7,453             98
   Cell Genesys * (A)                                    343,800            894
   Centene *                                              44,906            754
   Cephalon * (A)                                         60,000          4,001
   Cepheid *                                              35,875          1,009
   Chemed                                                    982             36
   Community Health Systems *                             12,100            399
   Conceptus * (A)                                        15,500            287
   Conmed *                                               27,325            725
   Corvel *                                                7,467            253
   Cougar Biotechnology PIPE * (B) (C)                    21,000            500
   CryoLife *                                             45,942            526
   Cubist Pharmaceuticals * (A)                          251,988          4,501
   CV Therapeutics * (A)                                 425,200          3,499
   Cyberonics *                                           14,300            310
   Cynosure, Cl A * (A)                                   50,607          1,003

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund
June 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------------------------------------------   --------------   -------------
   Cypress Bioscience * (A)                               86,742     $      624
   Cytori Therapeutics *                                  10,000             65
   Datascope                                               2,700            127
   Depomed *                                              29,537             95
   Dionex * (A)                                           28,535          1,894
   Durect *                                                6,527             24
   Eclipsys *                                              4,800             88
   Emergency Medical Services, Cl A * (A)                 34,900            790
   Emergent Biosolutions *                                   900              9
   Enzon Pharmaceuticals * (A)                            31,498            224
   eResearchTechnology *                                  23,858            416
   Exactech *                                              1,700             44
   Exelixis * (A)                                        416,321          2,082
   GTx * (A)                                              11,800            169
   Haemonetics *                                           7,491            415
   Hanger Orthopedic Group *                                 593             10
   HealthExtras *                                         41,430          1,249
   HealthTronics *                                         9,392             31
   Healthways *                                           46,467          1,375
   HMS Holdings *                                         11,946            256
   Hologic * (A)                                          66,700          1,454
   Human Genome Sciences * (A)                           453,300          2,362
   I-Flow *                                               71,585            727
   Illumina * (A)                                         14,771          1,287
   Immucor *                                              53,695          1,390
   Incyte * (A)                                          227,500          1,731
   Integra LifeSciences Holdings * (A)                     8,068            359
   InterMune * (A)                                        22,500            295
   Inverness Medical Innovations * (A)                     6,993            232
   Isis Pharmaceuticals *                                 36,497            497
   Kendle International * (A)                             37,225          1,352
   Kensey Nash *                                           3,465            111
   Kindred Healthcare *                                    8,536            245
   KV Pharmaceutical, Cl A * (A)                          23,843            461
   LHC Group *                                            32,860            764
   Life Sciences Research *                                1,500             42
   LifePoint Hospitals *                                     420             12
   Lincare Holdings *                                      6,495            184
   Luminex *                                              14,376            295
   Martek Biosciences * (A)                                5,600            189
   Masimo *                                                4,500            155
   Medarex * (A)                                         601,800          3,978
   Medical Action Industries *                            12,156            126
   Medicines *                                            98,500          1,952
   Medicis Pharmaceutical, Cl A                           54,907          1,141
   Medtox Scientific *                                       493              7
   Meridian Bioscience                                    94,969          2,557
   Merit Medical Systems *                                14,800            218
   Metabolix * (A)                                        88,800            870
   Micrus Endovascular * (A)                              73,000          1,023
   Momenta Pharmaceuticals * (A)                          16,800            207
   MWI Veterinary Supply *                                30,374          1,006
   Myriad Genetics * (A)                                  62,810          2,859
   Natus Medical *                                        11,627            243
   Nektar Therapeutics *                                  39,172            131
   NPS Pharmaceuticals *                                  25,921            115
   NuVasive *                                             13,463            601
   Obagi Medical Products *                               29,900            256
   Odyssey HealthCare *                                  148,600          1,447
   Omnicell *                                             51,875            684
   Omrix Biopharmaceuticals * (A)                         63,700          1,003
   Onyx Pharmaceuticals * (A)                             21,146            753

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------------------------------------------   --------------   -------------
   OraSure Technologies * (A)                            128,200     $      479
   Orthofix International *                               21,080            610
   OSI Pharmaceuticals * (A)                              63,854          2,638
   Osiris Therapeutics *                                   2,700             35
   Owens & Minor (A)                                      18,300            836
   Parexel International *                                74,399          1,957
   Patterson *                                            16,287            479
   Pediatrix Medical Group *                              24,250          1,194
   Perrigo (A)                                            72,245          2,295
   PharmaNet Development Group *                           7,557            119
   Phase Forward *                                        60,780          1,092
   Pozen * (A)                                            39,457            429
   Profarma Distribuidora de Produtos
      Farmaceuticos (Brazil)                             116,000          1,823
   Psychiatric Solutions * (A)                            85,770          3,246
   Qiagen *                                               51,512          1,037
   Quidel * (A)                                           43,600            720
   Regeneron Pharmaceuticals * (A)                        56,300            813
   Resmed *                                               30,498          1,090
   Rigel Pharmaceuticals * (A)                           121,900          2,762
   Savient Pharmaceuticals * (A)                           2,300             58
   Sciele Pharma (A)                                      29,600            573
   Seattle Genetics * (A)                                 40,072            339
   Sequenom *                                              6,700            107
   Sirona Dental Systems * (A)                            33,624            872
   Somanetics *                                            8,915            189
   SonoSite *                                              7,766            218
   Spectranetics *                                        58,727            579
   STERIS                                                 28,900            831
   Sun Healthcare Group *                                125,248          1,677
   SurModics * (A)                                         8,075            362
   Synovis Life Technologies *                             3,500             66
   Theravance *                                           46,975            558
   TomoTherapy *                                          78,120            698
   TranS1 * (A)                                           30,000            452
   Trizetto Group *                                       16,620            355
   United Therapeutics * (A)                              32,017          3,130
   Universal American Financial *                         14,432            147
   Valeant Pharmaceuticals International *                23,160            396
   Varian *                                               17,700            904
   Viropharma * (A)                                       58,383            646
   Vital Signs                                            10,442            593
   Vivus * (A)                                            93,350            624
   Vnus Medical Technologies *                             5,500            110
   Waters *                                                3,896            251
   West Pharmaceutical Services                            9,206            398
   Wright Medical Group * (A)                             61,928          1,759
   XenoPort *                                              5,400            211
   Zymogenetics * (A)                                     48,000            404
                                                                     ----------
                                                                        133,619
                                                                     ----------
INDUSTRIALS -- 15.5%
   AAON                                                   14,070            271
   Actuant, Cl A                                          46,228          1,449
   Acuity Brands (A)                                      13,800            663
   Advisory Board *                                       32,218          1,267
   Aecom Technology *                                     26,800            872
   Aegean Marine Petroleum Network (A)                    46,184          1,879
   AGCO *                                                  4,763            250
   Aircastle                                              48,700            410
   Allegiant Travel *                                      9,533            177
   Allen-Vanguard *                                      451,500          1,135
   Altra Holdings *                                       25,000            420

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund
June 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------------------------------------------   --------------   -------------
   American Railcar Industries (A)                        24,700     $      414
   American Science & Engineering                          5,135            265
   American Woodmark                                         254              5
   AMR *                                                   1,534              8
   AO Smith (A)                                           20,800            683
   Apogee Enterprises                                     60,300            974
   Applied Industrial Technologies                        11,057            267
   Astec Industries *                                      5,300            170
   Axsys Technologies *                                    1,857             97
   Badger Meter (A)                                        7,900            399
   Barnes Group (A)                                       84,740          1,957
   BE Aerospace *                                        113,462          2,642
   Beacon Roofing Supply *                                 4,981             53
   Belden (A)                                              7,918            268
   Brady, Cl A                                             6,658            230
   Bucyrus International, Cl A (A)                        32,170          2,349
   CAI International *                                     3,000             52
   Calgon Carbon *                                         5,444             84
   Canadian Solar * (A)                                   27,300          1,097
   CDI                                                    10,100            257
   Celadon Group *                                        57,900            578
   Cenveo * (A)                                           30,800            301
   Ceradyne *                                             19,000            652
   Chart Industries *                                     97,943          4,764
   Chicago Bridge & Iron                                  21,285            848
   China Direct *                                          8,800             --
   CIRCOR International                                   14,860            728
   Clarcor                                                19,655            690
   Clean Harbors *                                         8,100            576
   Colfax * (A)                                           25,100            630
   Columbus McKinnon *                                    63,510          1,529
   Comfort Systems USA                                    55,500            746
   Corrections Corp of America *                         104,157          2,861
   CoStar Group * (A)                                     61,204          2,720
   CRA International * (A)                                55,240          1,997
   Crane                                                  18,288            705
   Cubic                                                   8,900            198
   Diamond Management & Technology Consultants            35,954            187
   DRS Technologies                                        4,130            325
   Dycom Industries *                                     30,000            436
   Dynamex *                                              17,859            479
   Dynamic Materials (A)                                  53,400          1,760
   Energy Conversion Devices * (A)                         2,700            199
   Esterline Technologies *                               19,355            953
   Evergreen Solar * (A)                                 217,700          2,110
   Expeditors International of Washington (A)             41,200          1,772
   Flow International *                                  118,300            923
   Force Protection * (A)                                 39,600            131
   Force Protection (B) (C)                              173,900            576
   Forward Air                                            45,525          1,575
   Fuel Tech * (A)                                        61,400          1,082
   Gardner Denver *                                       23,260          1,321
   Genco Shipping & Trading (A)                           15,700          1,024
   General Cable * (A)                                    51,406          3,128
   Geo Group * (A)                                        66,330          1,492
   GeoEye *                                               82,500          1,461
   Gorman-Rupp                                             5,578            222
   GrafTech International *                               62,430          1,675
   Graham                                                  8,894            659
   H&E Equipment Services *                               95,800          1,152
   Hawaiian Holdings *                                    12,600             88

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------------------------------------------   --------------   -------------
   Healthcare Services Group (A)                          86,172     $    1,311
   Heartland Express (A)                                  28,478            425
   Heico, Cl A                                            36,728            976
   Heidrick & Struggles International                      8,796            243
   Herman Miller                                          12,208            304
   Hexcel *                                              104,600          2,019
   Horizon Lines, Cl A                                   101,660          1,012
   Houston Wire & Cable                                   15,146            301
   HUB Group, Cl A *                                      65,536          2,237
   Hubbell, Cl B                                           5,430            216
   IHS, Cl A *                                            14,575          1,014
   II-VI *                                                21,531            752
   Innerworkings * (A)                                   113,460          1,357
   Insteel Industries                                     11,000            201
   Interface, Cl A                                        21,748            273
   Interline Brands *                                     16,900            269
   JA Solar Holdings ADR * (A)                            67,728          1,141
   Kansas City Southern * (A)                             28,820          1,268
   Kaydon (A)                                             17,600            905
   Kforce *                                               22,400            190
   Kirby *                                                23,482          1,127
   Knoll (A)                                              98,800          1,200
   Korn/Ferry International *                             17,482            275
   Landstar System                                        12,945            715
   Layne Christensen *                                     5,700            250
   LB Foster, Cl A *                                       7,554            251
   Lincoln Electric Holdings                              10,300            811
   Lydall *                                                9,076            114
   Manpower                                                3,966            231
   MasTec *                                                8,200             87
   Michael Baker *                                        15,753            345
   Middleby * (A)                                         30,225          1,327
   Navigant Consulting *                                  37,181            727
   NN                                                      6,000             84
   Nordson                                                 2,200            160
   Old Dominion Freight Line * (A)                        73,196          2,197
   Orbital Sciences *                                     14,740            347
   Orion Energy Systems * (A)                            124,498          1,245
   Orion Marine Group *                                  148,200          2,094
   Oshkosh Truck                                              84              2
   Pacer International                                    30,484            656
   Peerless Manufacturing *                                4,239            199
   Pentair                                                 6,872            241
   Perini * (A)                                           56,585          1,870
   Pinnacle Airlines * (A)                                   500              2
   Quanta Services * (A)                                  64,130          2,134
   RBC Bearings *                                         46,875          1,562
   Resources Connection                                   60,100          1,223
   Robbins & Myers                                         6,563            327
   Rollins                                                 2,800             41
   RSC Holdings * (A)                                    244,100          2,260
   Rush Enterprises, Cl A *                               13,676            164
   Rush Enterprises, Cl B *                                9,507            103
   Shaw Group *                                            4,188            259
   Standard Parking *                                     39,775            724
   Sun Hydraulics (A)                                     14,100            455
   TAL International Group                                71,800          1,633
   TBS International, Cl A *                              15,800            631
   Tecumseh Products, Cl A *                               8,727            286
   Tecumseh Products, Cl B *                                 170              5
   Teledyne Technologies *                                17,300            844
   Tetra Tech * (A)                                       71,115          1,609

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund
June 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------------------------------------------   --------------   -------------
   Textainer Group Holdings ADR                          110,500     $    2,158
   Titan Machinery *                                      14,800            464
   TransDigm Group *                                      34,705          1,166
   Twin Disc                                              14,166            296
   United Rentals *                                        5,576            109
   Wabtec (A)                                             11,500            559
   Waste Connections * (A)                                40,250          1,285
   Waste Services *                                          777              5
   Watson Wyatt Worldwide, Cl A                           40,410          2,137
   WESCO International *                                   5,609            225
   Woodward Governor                                       3,600            128
                                                                     ----------
                                                                        122,080
                                                                     ----------
INFORMATION TECHNOLOGY -- 22.5%
   Acme Packet * (A)                                     124,100            963
   Actuate *                                              44,000            172
   Advanced Analogic Technologies *                      131,900            545
   Advanced Energy Industries *                           56,965            780
   Advent Software * (A)                                  33,932          1,224
   Alvarion * (A)                                        139,500            985
   Amkor Technology *                                     81,500            848
   Anaren *                                               17,100            181
   Ansoft *                                               16,700            608
   Ansys * (A)                                            46,015          2,168
   Ariba * (A)                                           118,206          1,739
   Arris Group *                                         131,625          1,112
   Art Technology Group *                                618,209          1,978
   Asyst Technologies *                                  418,900          1,495
   Atheros Communications * (A)                          111,890          3,357
   Atmel *                                               201,335            701
   ATMI *                                                 48,559          1,356
   Avocent *                                              11,550            215
   Bankrate *                                             12,860            502
   Benchmark Electronics *                                33,600            549
   Blackbaud                                              12,926            277
   Blackboard * (A)                                       29,366          1,123
   Blue Coat Systems * (A)                                12,400            175
   BMC Software *                                             86              3
   Bottomline Technologies *                               7,237             70
   Brightpoint *                                          11,932             87
   Broadridge Financial Solutions                          5,112            108
   Brooks Automation *                                    91,300            755
   CACI International, Cl A *                              6,075            278
   Cadence Design Systems *                               20,658            209
   Cavium Networks *                                      40,400            848
   China Digital TV Holding ADR * (A)                     75,600          1,052
   Cognex                                                  4,140             95
   Cogo Group *                                            5,800             53
   Commvault Systems * (A)                                51,900            864
   comScore *                                             55,069          1,202
   Comtech Telecommunications *                            2,242            110
   Comverge * (A)                                         14,212            199
   Concur Technologies * (A)                              74,875          2,488
   Cray *                                                 44,978            209
   Credence Systems *                                    103,261            134
   CSG Systems International *                            73,000            804
   Cybersource *                                          93,265          1,560
   Cypress Semiconductor *                                52,005          1,287
   Daktronics (A)                                         32,366            653
   Data Domain * (A)                                      64,400          1,502
   DealerTrack Holdings * (A)                             45,547            643
   Digi International *                                      708              6
   Digital River *                                        10,717            413

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------------------------------------------   --------------   -------------
   Diodes * (A)                                           35,781     $      989
   DSP Group * (A)                                       214,000          1,498
   DTS * (A)                                              70,069          2,195
   Earthlink *                                            75,700            655
   EFJ * (A)                                             117,900            206
   Elixir Gaming Technologies *                          347,345            417
   EMS Technologies *                                     21,600            472
   Emulex *                                               35,449            413
   Epicor Software * (A)                                  17,315            120
   Equinix * (A)                                          25,356          2,262
   Euronet Worldwide * (A)                                55,740            942
   F5 Networks *                                          12,800            364
   Factset Research Systems (A)                           19,755          1,113
   FARO Technologies *                                     4,000            101
   FEI *                                                   7,800            178
   Flir Systems * (A)                                     12,400            503
   GSI Commerce * (A)                                    110,692          1,509
   Harmonic * (A)                                         50,100            476
   Harris Stratex Networks, Cl A *                       190,988          1,812
   Heartland Payment Systems (A)                          11,200            264
   Hewitt Associates, Cl A *                               5,880            225
   Hittite Microwave *                                    32,945          1,174
   Hughes Communications *                                 7,200            353
   Hutchinson Technology *                                63,900            859
   Hypercom *                                             27,215            120
   Imation                                                76,591          1,755
   Immersion * (A)                                       118,500            807
   infoGROUP                                              30,339            133
   Informatica * (A)                                     110,940          1,669
   Information Services Group *                          108,680            522
   Infospace                                               9,200             77
   Integral Systems                                       14,300            553
   Integrated Device Technology *                         26,144            260
   Interactive Intelligence *                              2,441             28
   InterDigital *                                         11,628            283
   InterVoice *                                              588              3
   IPG Photonics *                                        49,290            927
   IXYS *                                                 16,474            197
   j2 Global Communications *                             24,400            561
   Jack Henry & Associates (A)                            27,300            591
   JDA Software Group *                                  140,500          2,543
   Jupitermedia *                                        168,000            235
   Kenexa *                                               31,000            584
   Knot *                                                183,900          1,799
   Lionbridge Technologies *                              78,056            201
   Mantech International, Cl A *                          25,600          1,232
   Marchex, Cl A (A)                                     200,600          2,471
   Measurement Specialties *                               2,358             41
   MEMSIC *                                              157,256            467
   Micros Systems *                                       63,012          1,921
   Microsemi * (A)                                       169,881          4,278
   MicroStrategy, Cl A *                                   3,891            252
   MIPS Technologies * (A)                               343,200          1,287
   MKS Instruments *                                      19,734            432
   Monolithic Power Systems *                             66,136          1,430
   MTS Systems                                             7,432            267
   Multi-Fineline Electronix * (A)                        35,769            990
   National Semiconductor                                 12,456            256
   Net 1 UEPS Technologies *                              84,989          2,065
   Netgear *                                              90,000          1,247
   Netlogic Microsystems * (A)                            19,781            657
   NeuStar, Cl A *                                        42,930            926

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund
June 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------------------------------------------   --------------   -------------
   NIC                                                    11,862     $       81
   Novatel Wireless * (A)                                198,017          2,204
   Nuance Communications * (A)                           115,818          1,815
   Omniture * (A)                                        157,375          2,922
   Omnivision Technologies * (A)                          32,000            387
   ON Semiconductor * (A)                                231,998          2,127
   Open Text *                                            33,585          1,078
   OSI Systems *                                          45,900            983
   Palm (A)                                              245,200          1,322
   Park Electrochemical (A)                               74,100          1,801
   Parkervision * (A)                                    187,800          1,865
   Perfect World ADR * (A)                                78,180          1,954
   Phoenix Technologies *                                  3,274             36
   Plantronics                                            10,011            223
   PLX Technology * (A)                                  130,471            995
   PMC - Sierra * (A)                                    266,800          2,041
   Polycom * (A)                                         248,100          6,044
   Power Integrations *                                   38,891          1,229
   Presstek * (A)                                         73,522            365
   QAD                                                     7,286             49
   QLogic * (A)                                           79,303          1,157
   Quality Systems (A)                                    25,244            739
   Radiant Systems *                                      64,097            688
   Red Hat * (A)                                         177,800          3,679
   Renaissance Learning                                    4,781             54
   RF Micro Devices * (A)                                789,400          2,289
   Rimage *                                               14,170            176
   Riverbed Technology * (A)                             280,800          3,853
   Rudolph Technologies *                                239,900          1,847
   SAVVIS *                                               62,130            802
   Scansource *                                           10,569            283
   Seachange International *                             133,500            956
   Secure Computing *                                      8,700             36
   Shanda Interactive Entertainment ADR *                 31,860            865
   ShoreTel * (A)                                         65,500            290
   Silicon Image *                                            97              1
   Sina * (A)                                             37,537          1,597
   Skyworks Solutions * (A)                              365,875          3,611
   Sohu.com * (A)                                         19,326          1,361
   Solera Holdings *                                      48,780          1,349
   SPSS * (A)                                             44,755          1,628
   Standard Microsystems *                                 8,008            217
   STEC * (A)                                             72,101            740
   Stratasys * (A)                                        39,523            730
   Sybase * (A)                                           56,252          1,655
   Symmetricom *                                          27,887            107
   Synaptics *                                            10,033            379
   Synchronoss Technologies * (A)                         41,800            377
   Synopsys *                                              9,507            227
   Taleo, Cl A *                                          35,600            697
   Technitrol                                             11,161            190
   TechTarget *                                           36,105            381
   Tekelec *                                              74,068          1,090
   Terremark Worldwide *                                 155,105            847
   Tessera Technologies *                                 43,683            715
   THQ *                                                  65,489          1,327
   TNS *                                                  61,414          1,471
   Travelzoo *                                             4,464             38
   Trimble Navigation *                                   20,645            737
   TriQuint Semiconductor *                              217,445          1,318
   TTM Technologies * (A)                                278,268          3,676

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------------------------------------------   --------------   -------------
   Tyler Technologies *                                   22,855     $      310
   Ultimate Software Group *                              61,045          2,175
   Ultratech *                                            22,491            349
   Universal Display * (A)                                85,300          1,051
   Valueclick *                                           76,818          1,164
   Vasco Data Security International * (A)                64,552            680
   Vignette *                                             20,356            244
   Virtusa *                                              34,638            351
   VistaPrint * (A)                                       74,891          2,004
   Volterra Semiconductor * (A)                           30,800            532
   Wind River Systems *                                  118,100          1,286
   Zoran *                                                12,057            141
   Zygo *                                                129,801          1,276
                                                                     ----------
                                                                        177,116
                                                                     ----------
MATERIALS -- 4.9%
   ADA-ES *                                               17,700            159
   AEP Industries *                                        4,274             74
   Albemarle                                               6,600            263
   Alpha Natural Resources * (A)                          20,375          2,125
   AM Castle                                               9,294            266
   AMCOL International (A)                                57,000          1,622
   Brush Engineered Materials *                            9,133            223
   Carpenter Technology                                   36,600          1,598
   CF Industries Holdings                                  3,300            504
   Chemtura                                               13,448             79
   Compass Minerals International                          1,263            102
   Crown Holdings *                                        9,281            241
   Frontera Copper (Canada) *                            385,500          1,140
   Glatfelter                                                 85              1
   Greif, Cl A (A)                                        28,075          1,798
   Grupo Simec ADR *                                     129,000          2,178
   Haynes International * (A)                             13,900            800
   Hecla Mining * (A)                                    110,171          1,020
   Hercules                                              161,345          2,732
   Horsehead Holding *                                   153,884          1,871
   Innophos Holdings                                       3,499            112
   Innospec                                                4,628             87
   Intrepid Potash *                                      23,768          1,563
   James River Coal *                                        168             10
   Katanga Mining (Canada) *                             152,200          1,955
   Koppers Holdings (A)                                   42,526          1,781
   LSB Industries *                                        1,029             20
   Neenah Paper                                            6,900            115
   NewMarket                                               8,291            549
   Olin (A)                                               60,155          1,575
   Olympic Steel                                           4,428            336
   OM Group *                                             36,500          1,197
   Quaker Chemical                                         3,400             91
   Reliance Steel & Aluminum                               4,639            358
   RPM International (A)                                  48,815          1,006
   RTI International Metals *                             24,200            862
   Schnitzer Steel Industries, Cl A                        3,285            376
   ShengdaTech * (A)                                      13,800            137
   Sherritt International (Canada)                       101,600          1,537
   Silgan Holdings                                        23,285          1,181
   Terra Industries (A)                                   27,000          1,332
   Universal Stainless & Alloy *                          42,752          1,584
   Western Goldfields *                                  774,500          1,812
                                                                     ----------
                                                                         38,372
                                                                     ----------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund
June 30, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------------------------------------------   --------------   -------------
TELECOMMUNICATION SERVICES -- 2.4%
   Alaska Communications Systems Group                    13,054     $      156
   Cbeyond * (A)                                          89,983          1,441
   Centennial Communications *                           257,600          1,801
   Clearwire, Cl A * (A)                                 128,900          1,670
   Fairpoint Communications (A)                          249,500          1,799
   Globalstar * (A)                                      491,500          1,391
   Iowa Telecommunications Services                        5,904            104
   iPCS *                                                  8,580            254
   NTELOS Holdings                                        74,740          1,896
   Premiere Global Services *                             88,800          1,295
   SBA Communications, Cl A * (A)                        137,842          4,964
   Shenandoah Telecommunications                           2,745             36
   Syniverse Holdings *                                   96,310          1,560
   TW Telecom , Cl A *                                    42,835            687
                                                                     ----------
                                                                         19,054
                                                                     ----------
UTILITIES -- 0.8%
   AGL Resources                                              46              1
   Atmos Energy                                               33              1
   Cascal * (A)                                           75,600            930
   Cia de Saneamento de Minas Gerais-
      COPASA (Brazil)                                    101,400          1,895
   Cleco                                                     168              4
   Great Plains Energy                                       583             15
   ITC Holdings                                           34,399          1,758
   Ormat Technologies (A)                                  7,500            369
   PNOC Energy Development
      (Phillippines)                                  12,377,500          1,434
   Southern Union                                          8,602            232
                                                                     ----------
                                                                          6,639
                                                                     ----------
Total Common Stock
   (Cost $805,160) ($ Thousands)                                        761,812
                                                                     ----------
PREFERRED STOCK -- 0.1%

FINANCIALS -- 0.1%
   East West Bancorp                                         662            467
                                                                     ----------
Total Preferred Stock
   (Cost $662) ($ Thousands)                                                467
                                                                     ----------

                                                     Number of
                                                      Warrants
                                                  --------------
WARRANTS -- 0.0%
   Oilsands Quest Expires 12/05/09 *                      17,500             35
   Rentech Expires 04/25/12 * (B) (C)                     19,400             15
   Titanium Asset Management Expires 06/21/11 *          147,800            199
   Victory Acquisition Expires 04/30/11 *                157,010             99
                                                                     ----------
Total Warrants
   (Cost $266) ($ Thousands)                                                348
                                                                     ----------

                                                    Face Amount
                                                  ($ Thousands)/    Market Value
Description                                           Shares       ($ Thousands)
-----------------------------------------------   --------------   -------------
CONVERTIBLE BOND -- 0.1%
   Nova BioSource
      10.000%, 09/30/12                           $        1,926     $    1,206
                                                                     ----------
Total Convertible Bond
   (Cost $1,926) ($ Thousands)                                            1,206
                                                                     ----------
CORPORATE OBLIGATION -- 0.1%

FINANCIALS -- 0.1%
   Scorpio Mining
         7.000%, 05/05/11 (B) (C)                            462            477
                                                                     ----------
Total Corporate Obligation
   (Cost $453) ($ Thousands)                                                477
                                                                     ----------
AFFILIATED PARTNERSHIP -- 35.6%
   SEI Liquidity Fund, L.P.,
      2.750%** ++ (D)                                280,043,144        280,043
                                                                     ----------
Total Affiliated Partnership
   (Cost $280,043) ($ Thousands)                                        280,043
                                                                     ----------
CASH EQUIVALENTS -- 2.8%
   Merrill Lynch EBP Master, 2.120%**                  3,568,719          3,569
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.530%** ++              18,322,701         18,323
                                                                     ----------
Total Cash Equivalents
   (Cost $21,892) ($ Thousands)                                          21,892
                                                                     ----------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bills
      1.824%, 08/21/08 (E) (F)                             1,655          1,651
                                                                     ----------
Total U.S. Treasury Obligation
   (Cost $1,651) ($ Thousands)                                            1,651
                                                                     ----------
Total Investments -- 135.7%
   (Cost $1,112,053) ($ Thousands) @                                 $1,067,896
                                                                     ==========

     Percentages are based on Net Assets of $786,831 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of June 30, 2008.

(A) This security or a partial position of this security is on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 was $263,194 ($ Thousands).

(B) Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2008 was $6,721 ($ Thousands) and represented 0.85% of Net Assets.

(C) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2008 was $6721 ($ Thousands) and represented 0.85% of Net Assets.

(D) This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2008 was $280,043 ($ Thousands).

(E)  The rate reported is the effective yield at time of purchase.

(F) Security or portion thereof, has been pledged as collateral on open futures contracts.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security.

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund
June 30, 2008

ADR  -- American Depositary Receipt

Cl   -- Class

L.P. -- Limited Partnership

PIPE -- Private Investment in Public Entity

@ At June 30, 2008, the tax basis cost of the Fund's investments was $1,112,053 ($ Thousands), and the unrealized appreciation and depreciation were $88,476 ($ Thousands) and ($132,633) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:

                              NUMBER OF                  UNREALIZED
TYPE OF                       CONTRACTS    EXPIRATION   DEPRECIATION
CONTRACT                    LONG (SHORT)      DATE      ($ THOUSANDS)
-------------------------   ------------   ----------   -------------
Russell 2000 Index E-MINI        168        Sept-2008      $(473)
                                                           =====

A summary of restricted securities held by the Fund at June 30, 2008, is as follows:

                                                      RIGHT TO                      MARKET        % OF
                              NUMBER    ACQUISITION    ACQUIRE        COST           VALUE         NET
DESCRIPTION                 OF SHARES       DATE        DATE     ($ THOUSANDS)   ($ THOUSANDS)   ASSETS
-------------------------   ---------   -----------   --------   -------------   -------------   ------
BPZ Energy PIPE               80,500       5/07/07     5/07/07      $  423          $ 2,367       0.30%
Cougar Biotechnology PIPE     21,000      12/14/07    12/14/07         609              500       0.07
Force Protection             173,900      12/19/06    12/19/06       2,043              576       0.07
Rentech Warrant               19,400       4/20/07     4/20/07          --               15       0.00
Scorpio Mining               461,700       5/02/08     5/02/08         453              477       0.06
Synenco Energy                19,500       6/20/05     6/20/05         227              173       0.02
Thunderbird Resorts PIPE     153,500      11/15/07    11/15/07       1,381            1,382       0.18
Thunderbird Resorts PIPE       3,200       2/06/08     2/06/08          29               29       0.00
Value Creation               121,940       8/10/06     8/10/06       1,491            1,202       0.15
                                                                    ------           ------       ----
                                                                    $6,656           $6,721       0.85%
                                                                    ======           ======       ====

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2008

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
COMMON STOCK -- 96.6%
CONSUMER DISCRETIONARY -- 12.3%
   99 Cents Only Stores *                                 4,000   $           26
   Aaron Rents                                            9,300              208
   Abercrombie & Fitch, Cl A                                600               38
   Advance Auto Parts                                     9,900              384
   Aeropostale *                                          1,500               47
   AH Belo, Cl A                                          2,780               16
   American Eagle Outfitters                              2,850               39
   American Greetings, Cl A                              19,200              237
   AnnTaylor Stores *                                     3,000               72
   Apollo Group, Cl A *                                   4,600              203
   Arbitron                                               2,400              114
   ArvinMeritor                                          21,100              263
   Autoliv                                               17,900              834
   Autonation *                                          10,115              101
   Bally Technologies *                                  13,450              455
   Barnes & Noble                                         3,200               79
   Beazer Homes USA (A)                                   6,200               34
   Belo, Cl A                                            13,900              102
   Big Lots *                                            10,800              337
   Black & Decker                                        11,000              633
   Blue Nile * (A)                                        6,000              255
   Bob Evans Farms                                        5,600              160
   Bon-Ton Stores (A)                                    15,100               79
   Borders Group (A)                                     21,200              127
   BorgWarner                                             7,800              346
   Boyd Gaming                                            3,000               38
   Brinker International                                 22,300              421
   Brookfield Homes                                       2,600               32
   Brunswick                                             15,100              160
   Burger King Holdings                                  24,500              656
   Cabela's * (A)                                         5,600               62
   California Pizza Kitchen *                             2,600               29
   Callaway Golf                                          2,200               26
   Career Education *                                     2,000               29
   Carmax * (A)                                           2,100               30
   Carter's *                                            24,700              341
   Cato, Cl A                                            30,450              434
   CBRL Group                                             9,000              220
   Central European Media Enterprises, Cl A *             1,300              118
   Champion Enterprises *                                 4,000               23
   Charming Shoppes *                                     9,700               45
   Cheesecake Factory *                                   9,000              143
   Chico's FAS *                                         76,400              410
   Chipotle Mexican Grill, Cl A * (A)                    16,200            1,338
   Churchill Downs                                          900               31
   Cinemark Holdings                                      2,500               33
   Circuit City Stores                                   11,100               32
   CKE Restaurants                                        2,700               34
   Coinstar *                                             2,000               65
   Coldwater Creek *                                      6,500               34
   Collective Brands *                                    4,000               47
   Columbia Sportswear                                      100                4
   Corinthian Colleges *                                 36,200              420
   CROCS * (A)                                          103,550              829
   Dana *                                                89,500                1
   Deckers Outdoor *                                        400               56
   Denny's *                                              9,400               27
   DeVry                                                  1,400               75
   Dick's Sporting Goods *                                5,800              103

                                                                   Market Value
Description                                         Shares        ($ Thousands)
---------------------------------------------   ---------------   --------------
   Dollar Tree *                                          4,700   $          154
   Domino's Pizza *                                       5,000               58
   Dover Motorsports                                     22,500              115
   DreamWorks Animation SKG, Cl A *                       8,325              248
   DSW, Cl A *                                            2,600               31
   Eastman Kodak                                          4,425               64
   Ethan Allen Interiors                                  1,400               34
   Expedia *                                              1,600               29
   Family Dollar Stores                                  13,700              273
   Fisher Communications *                                  900               31
   Foot Locker                                           21,600              269
   Fossil *                                               6,600              192
   Fred's, Cl A                                           2,900               33
   Fuel Systems Solutions *                               3,200              123
   GameStop, Cl A *                                      16,151              653
   Gaylord Entertainment *                                1,700               41
   Gentex                                                 8,200              118
   Getty Images *                                         5,947              202
   Goodyear Tire & Rubber *                              19,600              349
   Guess ?                                               47,415            1,776
   Gymboree *                                            21,500              862
   Hanesbrands *                                         11,615              315
   Harman International Industries                          902               37
   Hasbro                                                19,700              704
   Hearst-Argyle Television                               6,900              132
   Heelys *                                              13,000               53
   Helen of Troy *                                        2,200               35
   Hibbett Sports *                                      23,800              502
   Hillenbrand                                            1,700               36
   Hooker Furniture                                      17,800              308
   HOT Topic *                                            6,900               37
   Hovnanian Enterprises, Cl A *                          5,300               29
   IAC/InterActive *                                      9,600              185
   Insight Enterprises *                                  2,700               32
   Interactive Data                                         900               23
   iRobot *                                               1,700               23
   ITT Educational Services *                             2,359              195
   J Crew Group *                                        25,200              832
   Jack in the Box *                                     16,300              365
   Jakks Pacific *                                       16,800              367
   Jarden *                                               8,214              150
   Jones Apparel Group                                   24,122              332
   Journal Communications, Cl A                          39,400              190
   K-Swiss, Cl A                                          3,200               47
   Lear *                                                15,700              223
   Lee Enterprises                                       20,900               83
   Live Nation *                                          7,000               74
   LKQ *                                                 81,725            1,477
   Lululemon Athletica * (A)                             35,100            1,020
   Martha Stewart Living Omnimedia, Cl A * (A)           44,200              327
   Matthews International, Cl A                           3,400              154
   McClatchy, Cl A (A)                                   14,900              101
   MDC Holdings                                           1,100               43
   Media General, Cl A                                    2,400               29
   Mediacom Communications, Cl A *                        6,100               33
   Modine Manufacturing                                  20,300              251
   Morgans Hotel Group *                                 32,400              334
   Morningstar *                                          1,000               72
   NetFlix * (A)                                         17,545              457
   New York *                                             3,500               32
   NVR *                                                    700              350
   OfficeMax                                              6,800               95

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2008

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   Orient-Express Hotels, Cl A                           11,900   $          517
   Pacific Sunwear of California *                        3,600               31
   Panera Bread, Cl A *                                     800               37
   Papa John's International *                            1,400               37
   Penske Auto Group                                        600                9
   PEP Boys-Manny Moe & Jack                              4,700               41
   Phillips-Van Heusen                                   19,253              705
   Pinnacle Entertainment *                              45,161              474
   Polaris Industries (A)                                 7,800              315
   Polo Ralph Lauren                                     10,300              647
   Pool (A)                                               7,600              135
   Pre-Paid Legal Services *                                800               32
   priceline.com * (A)                                    7,865              908
   Primedia                                               6,200               29
   Quiksilver *                                         208,900            2,051
   R.H. Donnelley *                                      20,300               61
   RadioShack                                            17,100              210
   Raser Technologies * (A)                               6,400               62
   Red Robin Gourmet Burgers *                           15,100              419
   Regis                                                  4,100              108
   Rent-A-Center *                                        5,986              123
   RHI Entertainment *                                   52,500              682
   Ross Stores                                              900               32
   Ruby Tuesday                                          34,800              188
   Ryland Group                                           2,900               63
   Saks *                                                32,293              355
   Sauer-Danfoss                                          4,211              131
   Scholastic *                                          17,700              507
   Scientific Games, Cl A *                              15,254              452
   Sealy                                                 10,300               59
   Service International                                  3,400               34
   Shutterfly *                                           1,100               13
   Sinclair Broadcast Group, Cl A                         8,400               64
   Skechers U.S.A., Cl A *                                2,500               49
   Snap-On                                                6,715              349
   Sonic *                                                2,200               33
   Sonic Automotive, Cl A                                15,100              195
   Sotheby's                                              4,700              124
   Speedway Motorsports                                   3,100               63
   Stage Stores                                           2,400               28
   Stamps.com *                                           1,700               21
   Standard-Pacific                                       7,200               24
   Stewart Enterprises, Cl A                              4,300               31
   Strayer Education                                      1,300              272
   Syntax-Brillian * (A)                                 39,200               20
   Talbots (A)                                           29,888              346
   Texas Roadhouse, Cl A *                                3,400               30
   Tiffany                                                9,300              379
   Timberland, Cl A *                                     1,900               31
   Triarc, Cl B                                          11,400               72
   Tupperware Brands                                     23,705              811
   Ulta Salon Cosmetics & Fragrance *                     2,500               28
   Under Armour, Cl A *                                  15,550              399
   Universal Electronics *                                3,075               64
   Urban Outfitters *                                    60,200            1,878
   Vail Resorts *                                         1,400               60
   Visteon *                                             10,700               28
   Volcom *                                               1,200               29
   Warnaco Group *                                        2,010               89
   Warner Music Group (A)                                60,600              433
   Whirlpool                                              8,500              525
   Williams-Sonoma (A)                                    9,200              183
   WMS Industries *                                       2,250               67

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   Wynn Resorts                                           6,300   $          513
   Zale *                                                 2,900               55
   Zumiez * (A)                                           1,800               30
                                                                  --------------
                                                                          44,064
                                                                  --------------
CONSUMER STAPLES -- 3.2%
   Alberto-Culver                                        18,600              489
   American Italian Pasta, Cl A * (A)                     6,300               72
   American Oriental Bioengineering *                    20,000              197
   Andersons                                                729               30
   Avon Products                                          5,452              196
   Bare Escentuals * (A)                                 19,900              373
   BJ's Wholesale Club *                                 18,700              724
   Boston Beer, Cl A *                                      800               33
   Bunge                                                    798               86
   Casey's General Stores                                   900               21
   Central Garden and Pet, Cl A *                        24,141               99
   Chattem *                                             11,220              730
   Church & Dwight                                        7,200              406
   Constellation Brands, Cl A *                          17,200              342
   Corn Products International                            3,864              190
   Diamond Foods                                          1,900               44
   Energizer Holdings *                                   1,500              110
   Flowers Foods                                         14,135              401
   Hain Celestial Group *                                27,800              653
   Hansen Natural *                                       2,325               67
   J&J Snack Foods                                        2,100               58
   Lancaster Colony                                       1,000               30
   Lance                                                  1,400               26
   McCormick                                             12,600              449
   Molson Coors Brewing, Cl B                            27,786            1,510
   Nash Finch                                            11,300              387
   NBTY *                                                 1,200               38
   Nu Skin Enterprises, Cl A                             16,710              249
   Pepsi Bottling Group                                  14,200              396
   PepsiAmericas                                          9,200              182
   Pilgrim's Pride                                        8,000              104
   Prestige Brands Holdings *                             5,100               54
   Pricesmart                                             1,600               32
   Ralcorp Holdings *                                     1,100               54
   Ruddick                                               19,067              654
   SUPERVALU                                             20,900              646
   Tootsie Roll Industries                                3,000               75
   TreeHouse Foods *                                      4,800              116
   Tyson Foods, Cl A                                      2,200               33
   United Natural Foods *                                 1,600               31
   Universal                                              6,600              298
   Village Super Market, Cl A                             3,400              131
   WD-40                                                    900               26
   Weis Markets                                           1,000               32
   Whole Foods Market (A)                                20,000              474
                                                                  --------------
                                                                          11,348
                                                                  --------------
ENERGY -- 8.4%
   Alon USA Energy                                        2,600               31
   APCO Argentina                                         1,000               29
   Arch Coal                                              2,046              154
   Arena Resources *                                      2,450              130
   ATP Oil & Gas *                                        4,575              181
   Atwood Oceanics *                                      7,700              958
   Basic Energy Services *                                3,100               98
   Berry Petroleum, Cl A                                  9,775              576
   Bill Barrett *                                         1,000               59
   Brigham Exploration *                                  2,200               35

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2008

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   Bristow Group *                                        1,800   $           89
   Cabot Oil & Gas                                          500               34
   Cal Dive International *                              30,600              437
   Cameron International *                               27,350            1,514
   CARBO Ceramics                                           800               47
   Cie Generale de Geophysique-Veritas ADR *             14,400              680
   Cimarex Energy                                         8,685              605
   Consol Energy                                          1,600              180
   Continental Resources *                                3,900              270
   Core Laboratories *                                    2,515              358
   Crosstex Energy                                        1,685               58
   Delek US Holdings                                      3,300               30
   Denbury Resources *                                    9,000              329
   Dresser-Rand Group *                                  17,040              666
   Dril-Quip *                                            8,690              547
   Edge Petroleum *                                       3,200               17
   Encore Acquisition *                                   1,400              105
   Energy XXI Bermuda *                                  38,545              267
   ENSCO International                                    1,800              145
   EOG Resources                                            800              105
   EXCO Resources *                                       5,200              192
   Exterran Holdings *                                    6,454              461
   FMC Technologies *                                    14,645            1,127
   Forest Oil *                                           4,159              310
   Foundation Coal Holdings                               9,625              853
   General Maritime                                       1,400               36
   GeoMet *                                               4,900               46
   Global Industries *                                   24,400              437
   GMX Resources *                                        1,075               80
   Golar LNG                                              2,900               45
   Goodrich Petroleum *                                   3,000              249
   Grey Wolf *                                           12,000              108
   Gulf Island Fabrication                                1,200               59
   Gulfmark Offshore *                                    1,000               58
   Harvest Natural Resources *                            2,600               29
   Helix Energy Solutions Group *                        31,600            1,316
   Helmerich & Payne                                      4,700              338
   Hercules Offshore *                                   18,500              703
   Hess                                                   3,600              454
   Hugoton Royalty Trust                                  3,850              142
   ION Geophysical *                                     43,200              754
   Lufkin Industries                                      1,100               92
   Mariner Energy *                                      15,174              561
   Massey Energy                                          3,869              363
   McMoRan Exploration * (A)                              3,710              102
   National Oilwell Varco *                               4,524              401
   Newfield Exploration *                                 3,400              222
   Newpark Resources *                                    4,200               33
   Nordic American Tanker Shipping                        1,100               43
   Oceaneering International *                            8,350              643
   Oil States International *                             1,300               82
   Overseas Shipholding Group                             3,500              278
   Patriot Coal *                                           240               37
   Patterson-UTI Energy                                  40,400            1,456
   Peabody Energy                                         2,400              211
   PetroHawk Energy *                                     8,600              398
   Petroleum Development *                                2,950              196
   Pioneer Drilling *                                     1,900               36
   Plains Exploration & Production *                      3,625              265
   Pride International *                                  4,400              208
   Quicksilver Resources *                                1,300               50
   Rosetta Resources *                                    4,100              117

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   Rowan                                                 14,400   $          673
   RPC                                                    3,375               57
   Southwestern Energy *                                  2,000               95
   St. Mary Land & Exploration                            3,600              233
   Stone Energy *                                         2,400              158
   Sunoco                                                11,600              472
   Superior Energy Services *                            14,000              772
   Swift Energy *                                        19,000            1,255
   Teekay LNG Partners                                      800               21
   Tesoro                                                52,300            1,034
   Tetra Technologies *                                  29,250              694
   Tidewater                                              1,820              118
   Transmontaigne Partners                                  600               16
   Ultra Petroleum *                                        900               88
   Unit *                                                 8,375              695
   USEC *                                                 9,500               58
   W&T Offshore                                           2,250              132
   Warren Resources *                                     2,500               37
   Western Refining                                       2,700               32
   W-H Energy Services *                                    900               86
   Whiting Petroleum *                                    1,000              106
   Willbros Group *                                      16,700              732
   Williams                                               2,985              120
                                                                  --------------
                                                                          30,009
                                                                  --------------
FINANCIALS -- 12.4%
   1st Source                                             1,900               31
   Abington Bancorp                                       3,900               36
   Acadia Realty Trust +                                  2,000               46
   Advance America Cash Advance Centers                  34,500              175
   Advanta, Cl B                                          4,900               31
   Affiliated Managers Group *                           17,300            1,558
   Alexander's * +                                          100               31
   Alexandria Real Estate Equities +                        200               19
   AllianceBernstein Holding                                457               25
   AMB Property +                                         3,900              196
   American Financial Group                              33,300              891
   AmeriCredit * (A)                                     29,900              258
   Anchor Bancorp Wisconsin                               4,100               29
   Anthracite Capital +                                   6,300               44
   Anworth Mortgage Asset +                              14,600               95
   AON                                                   10,800              496
   Apollo Investment *                                    3,700               53
   Ares Capital                                          10,400              105
   Argo Group International Holdings *                    4,300              144
   Ashford Hospitality Trust +                           41,600              192
   Aspen Insurance Holdings                              21,400              507
   Astoria Financial                                      3,400               68
   Bancfirst                                                700               30
   Banco Latinoamericano de Exportaciones, Cl E          31,500              510
   Bancorpsouth                                           3,200               56
   Bank Mutual                                            4,000               40
   Bank of Hawaii                                           900               43
   Beneficial Mutual Bancorp *                            9,000              100
   BioMed Realty Trust +                                    800               20
   BlackRock                                              1,396              247
   BlackRock Kelso Capital                                3,200               30
   Blackstone Group                                      59,400            1,082
   Boston Private Financial Holdings                      5,300               30
   Brandywine Realty Trust +                              7,000              110
   BRE Properties, Cl A +                                   400               17

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2008

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   Capital City Bank Group                                1,400   $           30
   Capital Southwest                                        300               31
   Capital Trust, Cl A +                                  2,800               54
   Capitol Federal Financial                                300               11
   CapLease +                                             2,500               19
   Capstead Mortgage +                                    4,000               43
   Cash America International                             1,000               31
   Castlepoint Holdings                                   5,600               51
   Cathay General Bancorp                                 5,900               64
   CBL & Associates Properties +                          5,000              114
   Cedar Shopping Centers +                               5,400               63
   Central Pacific Financial                             33,700              359
   Chemical Financial                                     2,300               47
   CIT Group                                             23,200              158
   City Bank                                              1,732               15
   City National                                            500               21
   Clayton Holdings *                                    19,400              116
   Clifton Savings Bancorp                                9,700               94
   CME Group                                                104               40
   CNA Surety *                                           5,200               66
   Cohen & Steers (A)                                     3,100               81
   Colonial BancGroup (A)                                64,100              283
   Colonial Properties Trust +                            6,300              126
   Comerica                                              28,700              736
   Commerce Bancshares                                    2,082               83
   CompuCredit *                                          5,000               30
   Conseco *                                              2,900               29
   Corporate Office Properties Trust +                      700               24
   Countrywide Financial                                 13,300               57
   Cousins Properties + (A)                               2,600               60
   Cowen Group *                                          4,600               36
   Cullen/Frost Bankers                                  14,100              703
   CVB Financial                                          7,500               71
   DCT Industrial Trust +                                 7,800               65
   Deerfield Capital +                                    9,200                7
   DiamondRock Hospitality +                              1,600               17
   Discover Financial Services                            6,900               91
   Dollar Financial *                                     1,900               29
   Doral Financial *                                      3,900               53
   E*Trade Financial *                                   26,200               82
   East West Bancorp                                     40,100              283
   Eaton Vance                                           16,479              655
   EMC Insurance Group                                    3,520               85
   Employers Holdings                                     6,900              143
   Entertainment Properties Trust +                         800               40
   Equity Lifestyle Properties +                          2,800              123
   Everest Re Group                                       9,500              757
   Extra Space Storage +                                 10,200              157
   Federal Realty Investment Trust +                        300               21
   Financial Federal                                     22,500              494
   Financial Institutions                                 2,200               35
   First American                                        27,800              734
   First Commonwealth Financial (A)                      13,200              123
   First Financial Bancorp                                3,900               36
   First Financial Bankshares                             1,500               69
   First Horizon National                                 8,700               65
   First Industrial Realty Trust +                        1,000               27
   First Marblehead                                      10,200               26
   First Mercury Financial *                             12,282              217
   First Midwest Bancorp                                 14,300              267
   First Niagara Financial Group                         37,500              482
   First Potomac Realty Trust +                           1,100               17
   FirstMerit                                             3,300               54

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   Flagstone Reinsurance Holdings                         6,200   $           73
   Flushing Financial                                     1,500               28
   FNB (Pennsylvania)                                     2,600               31
   Forestar Real Estate Group *                           3,300               63
   Frontier Financial (A)                                12,900              110
   Getty Realty +                                         2,000               29
   Glimcher Realty Trust +                                9,400              105
   Gramercy Capital +                                    19,500              226
   Greenhill (A)                                          7,500              404
   Greenlight Capital Re *                                4,900              112
   Hancock Holding                                        2,000               79
   Hanmi Financial                                        8,900               46
   Hanover Insurance Group                               27,091            1,151
   Harleysville Group                                     3,500              118
   Harleysville National                                  3,300               37
   Hatteras Financial +                                   1,700               39
   Health Care +                                          2,100               93
   Healthcare Realty Trust +                              3,100               74
   Hercules Technology Growth Capital                     3,600               32
   Hersha Hospitality Trust +                            60,500              457
   Highwoods Properties +                                   600               19
   Hilb Rogal & Hobbs                                     2,300              100
   Hilltop Holdings *                                     6,800               70
   Home Bancshares (A)                                   10,700              241
   Horace Mann Educators                                  4,700               66
   Hospitality Properties Trust +                        23,100              565
   Host Hotels & Resorts +                               20,400              278
   HRPT Properties Trust +                               78,100              529
   Hudson City Bancorp                                    5,600               93
   Huntington Bancshares                                 34,000              196
   IBERIABANK                                               700               31
   Infinity Property & Casualty                           1,000               42
   Inland Real Estate +                                  10,700              154
   Interactive Brokers Group, Cl A *                     11,745              377
   IntercontinentalExchange *                             3,235              369
   Investors Real Estate Trust +                          3,100               30
   IPC Holdings                                          11,400              303
   iStar Financial +                                      8,400              111
   Janus Capital Group                                    1,800               48
   Jefferies Group (A)                                   10,783              181
   JER Investors Trust +                                  1,800               11
   Kearny Financial                                       6,100               67
   Kilroy Realty +                                        2,875              135
   Kite Realty Group Trust +                              2,500               31
   KKR Financial Holdings                                19,100              201
   Knight Capital Group, Cl A *                           2,300               41
   Kohlberg Capital                                       3,500               35
   LandAmerica Financial Group                            7,600              169
   Lazard, Cl A                                           6,375              218
   Leucadia National                                      2,075               97
   Lexington Realty Trust +                               2,000               27
   LTC Properties +                                       1,900               49
   Maguire Properties +                                   2,600               32
   Maiden Holdings                                        4,700               30
   Markel *                                                 500              184
   Max Capital Group                                     23,300              497
   MBIA                                                  14,200               62
   MCG Capital                                           54,000              215
   Meruelo Maddux Properties *                          105,600              230
   MFA Mortgage Investments +                            31,100              203
   MGIC Investment (A)                                    5,700               35
   Mid-America Apartment Communities +                    1,300               66
   Montpelier Re Holdings                                 2,400               35

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2008

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   MSCI, Cl A *                                           7,500   $          272
   MVC Capital                                           31,900              437
   NASDAQ Stock Market *                                 10,730              285
   National Financial Partners                            5,957              118
   National Health Investors +                           11,100              316
   National Penn Bancshares                               5,400               72
   National Retail Properties +                          14,100              295
   Nationwide Financial Services, Cl A                   19,500              936
   Nationwide Health Properties +                        11,200              353
   Navigators Group *                                    10,818              585
   NBT Bancorp                                            3,100               64
   Nelnet, Cl A                                           2,900               33
   New York Community Bancorp                             2,723               49
   NewAlliance Bancshares                                14,800              185
   Newcastle Investment +                                 6,300               44
   NewStar Financial *                                    8,700               51
   Northfield Bancorp *                                   3,100               33
   NorthStar Realty Finance +                            15,300              127
   Northwest Bancorp                                      1,100               24
   NYSE Euronext                                          1,375               70
   Och-Ziff Capital Management Group, Cl A               28,000              532
   Ocwen Financial *                                      7,500               35
   Old National Bancorp                                  24,900              355
   Old Republic International                            27,375              324
   Omega Healthcare Investors +                           7,100              118
   One Liberty Properties +                               1,500               24
   optionsXpress Holdings                                 3,800               85
   Park National                                            600               32
   Parkway Properties +                                     900               30
   PartnerRe                                                700               48
   PennantPark Investment                                32,491              234
   Pennsylvania Real Estate Investment
      Trust +                                             4,900              113
   Penson Worldwide *                                     2,700               32
   People's United Financial                             16,530              258
   PHH *                                                 42,843              658
   Piper Jaffray *                                       17,600              516
   Platinum Underwriters Holdings                         5,600              183
   Popular (A)                                           23,100              152
   Portfolio Recovery Associates *                          900               34
   Potlatch +                                               900               41
   ProAssurance *                                         3,700              178
   Prospect Capital                                       1,000               13
   Prosperity Bancshares                                 13,400              358
   Provident Bankshares                                  20,800              133
   PS Business Parks +                                    1,800               93
   Public Storage +                                       3,275              265
   Pzena Investment Management, Cl A                      5,400               69
   Radian Group (A)                                      16,300               24
   RAIT Financial Trust + (A)                            47,900              355
   Ramco-Gershenson Properties +                          1,600               33
   Rayonier +                                             9,550              405
   Realty Income +                                        7,400              168
   Redwood Trust + (A)                                    5,100              116
   Reinsurance Group of America                           5,410              235
   Resource Capital +                                     1,800               13
   S&T Bancorp                                            1,900               55
   Safeco                                                15,000            1,007
   Sandy Spring Bancorp                                   2,500               41
   Saul Centers +                                         1,300               61
   South Financial Group                                 14,900               58
   Sovran Self Storage +                                  1,600               66

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   St. Joe                                                3,651   $          125
   StanCorp Financial Group                               8,800              413
   State Auto Financial                                   1,400               34
   State Street                                             452               29
   Sterling Bancshares                                   32,400              295
   Sterling Financial                                    13,300               55
   Sun Communities +                                      1,800               33
   Sunstone Hotel Investors +                            25,800              428
   SVB Financial Group *                                  7,500              361
   SWS Group                                              7,600              126
   Tanger Factory Outlet Centers +                          900               32
   TCF Financial                                         35,300              425
   TD Ameritrade Holding *                                8,829              160
   Tejon Ranch *                                          2,600               94
   Transatlantic Holdings                                   718               41
   Trustco Bank NY                                       11,300               84
   Trustmark                                              1,800               32
   UCBH Holdings                                        100,300              226
   UMB Financial                                          1,185               61
   UnionBanCal                                           13,100              530
   United Community Banks                                 5,700               49
   United Fire & Casualty                                 2,000               54
   Unitrin                                               10,800              298
   Universal Health Realty Income Trust +                   300                9
   Unum Group                                            39,200              802
   U-Store-It Trust +                                     3,500               42
   Ventas +                                               1,400               60
   Waddell & Reed Financial, Cl A                         5,900              207
   Washington Federal                                     8,800              159
   Washington Real Estate Investment
      Trust +                                             1,600               48
   Westamerica Bancorporation                             1,200               63
   Western Alliance Bancorp *                             7,000               54
   Westfield Financial                                    2,625               24
   Whitney Holding                                       26,400              483
   Winthrop Realty Trust +                                2,500                9
   Zions Bancorporation                                  12,200              384
                                                                  --------------
                                                                          44,353
                                                                  --------------
HEALTH CARE -- 12.8%
   Abaxis *                                               2,200               53
   Abraxis Bioscience *                                  10,025              636
   Acadia Pharmaceuticals *                              70,000              258
   Accelrys *                                            46,500              225
   Accuray *                                              4,000               29
   Adolor *                                               5,900               32
   Advanced Medical Optics *                             29,900              560
   Affymetrix *                                          64,300              662
   Air Methods *                                            708               18
   Albany Molecular Research *                            3,100               41
   Alexion Pharmaceuticals *                              1,400              102
   Align Technology *                                     8,465               89
   Allscripts Healthcare Solutions *                      2,500               31
   Alpharma, Cl A *                                       1,008               23
   Amedisys *                                            14,835              748
   American Medical Systems Holdings *                    3,400               51
   AMERIGROUP *                                           1,920               40
   Amsurg *                                               4,200              101
   Amylin Pharmaceuticals *                               2,400               61
   Analogic                                               1,474               93
   Angiodynamics *                                        1,400               19
   APP Pharmaceuticals *                                 57,600              963
   Applera - Applied Biosystems Group                    13,885              465

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2008

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   Applera - Celera Genomics Group *                     31,100   $          353
   Apria Healthcare Group *                              21,400              415
   Arthrocare * (A)                                      22,300              910
   Assisted Living Concepts, Cl A *                       5,500               30
   Barr Pharmaceuticals *                                17,400              784
   Beckman Coulter                                          500               34
   BioMarin Pharmaceuticals *                            24,960              723
   Bio-Rad Laboratories, Cl A *                             900               73
   Bruker BioSciences *                                   4,400               57
   Cambrex *                                             67,100              394
   Celgene *                                              1,422               91
   Cell Genesys *                                       111,600              290
   Cephalon *                                            25,421            1,695
   Cerner *                                                 400               18
   Charles River Laboratories International *             3,550              227
   Chemed                                                17,064              625
   Community Health Systems *                            27,300              900
   Computer Programs & Systems                              820               14
   Conmed *                                               2,100               56
   Cooper                                                35,635            1,324
   Corvel *                                                 693               23
   Cougar Biotechnology PIPE * (B) (C)                   11,400              272
   Covance *                                              5,075              437
   Cubist Pharmaceuticals *                              73,900            1,320
   CV Therapeutics *                                     54,700              450
   Cyberonics *                                           1,300               28
   Datascope                                             11,200              526
   DaVita *                                              11,200              595
   Dentsply International                                25,520              939
   Dionex *                                                 500               33
   Discovery Laboratories *                              26,400               44
   Eclipsys *                                             3,896               72
   Edwards Lifesciences *                                 4,000              248
   Emergency Medical Services, Cl A *                     7,600              172
   Endo Pharmaceuticals Holdings *                        4,700              114
   Enzo Biochem *                                         2,800               31
   Enzon Pharmaceuticals *                                2,600               19
   eResearchTechnology *                                 11,148              194
   ev3 *                                                  4,095               39
   Exelixis *                                            14,300               72
   Express Scripts *                                     11,150              699
   Forest Laboratories *                                  4,975              173
   Gen-Probe *                                              700               33
   Genzyme *                                              4,902              353
   Geron *                                                8,900               31
   Greatbatch *                                           2,000               35
   GTx *                                                  2,200               32
   Haemonetics *                                            700               39
   Halozyme Therapeutics *                                5,900               32
   Health Management Associates, Cl A *                  74,200              483
   Health Net *                                          25,925              624
   Healthsouth *                                          3,300               55
   Healthspring *                                         1,900               32
   Healthways *                                           3,500              104
   Henry Schein *                                         4,700              242
   Hill-Rom Holdings                                      6,600              178
   Hi-Tech Pharmacal *                                    3,000               30
   HLTH *                                                 9,900              112
   Hologic *                                             35,794              780
   Human Genome Sciences *                               14,800               77
   Idexx Laboratories *                                   8,550              417
   Illumina *                                             2,000              174

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   ImClone Systems *                                     12,300   $          498
   Immucor *                                              7,150              185
   IMS Health                                            14,500              338
   Integra LifeSciences Holdings *                          600               27
   InterMune *                                            2,500               33
   Intuitive Surgical *                                   1,550              418
   inVentiv Health *                                      1,000               28
   Inverness Medical Innovations *                        2,917               97
   Invitrogen *                                          13,690              537
   Isis Pharmaceuticals *                                 3,900               53
   Kendle International *                                 9,825              357
   Kindred Healthcare *                                  15,027              432
   King Pharmaceuticals *                                23,700              248
   KV Pharmaceutical, Cl A *                              1,900               37
   Landauer                                                 700               39
   LCA-Vision (A)                                        18,400               88
   LifePoint Hospitals *                                  1,200               34
   Lincare Holdings *                                     9,200              261
   Magellan Health Services *                            24,052              891
   Martek Biosciences *                                  10,100              340
   Medarex *                                            252,200            1,667
   MedAssets *                                           12,600              215
   Medicines *                                            5,800              115
   Medicis Pharmaceutical, Cl A                          11,300              235
   Meridian Bioscience                                    5,000              135
   Merit Medical Systems *                                2,500               37
   Metabolix *                                           27,800              272
   Millipore *                                            3,000              204
   Mylan Laboratories                                     8,400              101
   Myriad Genetics *                                     29,510            1,343
   National Healthcare                                    1,200               55
   Nektar Therapeutics *                                  9,000               30
   Neurocrine Biosciences *                              24,600              103
   NuVasive *                                             1,600               71
   Omnicell *                                             1,831               24
   Onyx Pharmaceuticals *                                 2,700               96
   Orexigen Therapeutics *                                3,800               30
   Orthofix International *                               1,835               53
   OSI Pharmaceuticals *                                 34,418            1,422
   Owens & Minor                                          3,585              164
   Par Pharmaceutical *                                   3,870               63
   Parexel International *                               11,000              289
   Patterson *                                            2,900               85
   PDL BioPharma                                          3,100               33
   Pediatrix Medical Group *                              2,300              113
   Penwest Pharmaceuticals *                              4,300               12
   PerkinElmer                                           21,800              607
   Perrigo                                               26,980              857
   Pharmaceutical Product Development                     7,700              330
   Pharmacopeia *                                        29,750              114
   PharmaNet Development Group *                          1,500               24
   PharMerica *                                          19,100              431
   Phase Forward *                                        3,300               59
   PSS World Medical *                                    1,400               23
   Psychiatric Solutions *                               24,105              912
   Qiagen *                                              15,394              310
   Regeneron Pharmaceuticals *                           23,600              341
   Resmed *                                              18,465              660
   Savient Pharmaceuticals *                              4,000              101
   Sciele Pharma                                          1,800               35
   Seattle Genetics *                                     3,800               32
   Sirona Dental Systems *                                4,925              128
   STERIS                                                 2,400               69

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2008

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   SurModics * (A)                                        1,100   $           49
   Symmetry Medical *                                     1,200               19
   Theravance *                                           5,100               61
   Thermo Fisher Scientific *                             3,600              201
   Thoratec *                                             2,000               35
   TomoTherapy *                                          8,500               76
   TranS1 *                                               8,600              130
   Triple-S Management, Cl B *                            1,800               29
   Trizetto Group *                                       4,100               88
   United Therapeutics *                                 15,900            1,554
   Universal Health Services, Cl B                        1,614              102
   Valeant Pharmaceuticals International *                6,000              103
   Varian *                                                 700               36
   Varian Medical Systems *                               1,000               52
   VCA Antech *                                             800               22
   Vertex Pharmaceuticals *                               1,300               44
   Viropharma *                                           4,900               54
   Vital Signs                                            1,400               79
   Vnus Medical Technologies *                            4,400               88
   Volcano *                                              2,600               32
   Waters *                                               1,725              111
   Watson Pharmaceuticals *                              27,800              755
   WellCare Health Plans *                                  475               17
   Wright Medical Group *                                 2,900               82
   Zoll Medical *                                         3,100              104
   Zymogenetics *                                         7,700               65
                                                                  --------------
                                                                          45,605
                                                                  --------------
INDUSTRIALS -- 17.7%
   AAON                                                   1,500               29
   ACCO Brands *                                          2,900               33
   Actuant, Cl A                                          7,852              246
   AGCO *                                                18,807              986
   Aircastle (A)                                         14,900              125
   Alaska Air Group *                                    13,800              212
   Albany International, Cl A                            11,384              330
   Alexander & Baldwin                                    2,339              107
   Alliant Techsystems *                                    688               70
   Allied Waste Industries *                              2,300               29
   Amerco *                                                 441               21
   American Ecology                                      32,700              966
   American Reprographics *                               2,700               45
   American Superconductor * (A)                          2,800              100
   American Woodmark (A)                                 13,400              283
   Ametek                                                   750               36
   Ampco-Pittsburgh                                       8,000              356
   Angelica                                               1,400               30
   AO Smith                                              10,300              338
   Applied Industrial Technologies                        1,050               25
   Arkansas Best                                          7,200              264
   Atlas Air Worldwide Holdings *                           800               40
   Baldor Electric                                        1,300               45
   Barnes Group                                          11,695              270
   BE Aerospace *                                        29,130              678
   Beacon Roofing Supply *                                3,100               33
   Blount International *                                 2,475               29
   BlueLinx Holdings (A)                                  9,000               32
   Bowne                                                 23,500              300
   Brady, Cl A                                            1,600               55
   Briggs & Stratton                                     29,500              374
   Brink's                                               28,850            1,887
   Bucyrus International, Cl A                            9,800              716
   C.H. Robinson Worldwide                                1,800               99

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   Ceradyne *                                             1,900   $           65
   Chart Industries *                                     8,775              427
   ChoicePoint *                                          1,560               75
   Clarcor                                                1,600               56
   CNH Global                                             3,060              104
   Columbus McKinnon *                                    3,049               73
   Continental Airlines, Cl B *                          10,800              109
   Copa Holdings, Cl A                                    1,900               54
   Copart *                                               6,500              278
   Corrections Corp of America *                         28,575              785
   CoStar Group *                                         1,500               67
   Crane                                                 17,600              678
   Cummins                                               19,400            1,271
   Curtiss-Wright                                         9,500              425
   Danaos                                                10,000              220
   Delta Air Lines *                                     10,700               61
   Deluxe                                                23,200              413
   Donaldson                                                600               27
   Dun & Bradstreet                                       8,049              705
   Dycom Industries *                                     2,000               29
   Dynamic Materials                                     29,700              979
   Eagle Bulk Shipping                                    5,900              174
   EMCOR Group *                                         19,914              568
   Energy Conversion Devices *                           11,200              825
   EnerSys *                                              1,800               62
   Ennis                                                  2,900               45
   EnPro Industries *                                    14,100              526
   Equifax                                                8,417              283
   ESCO Technologies *                                   12,110              568
   Evergreen Solar * (A)                                 75,500              732
   Excel Maritime Carriers                                2,100               82
   Expeditors International of Washington                13,600              585
   Fastenal                                               1,200               52
   Federal Signal                                         2,400               29
   First Solar *                                            625              171
   Flow International *                                  95,000              741
   Flowserve                                              7,900            1,080
   Forward Air                                            1,500               52
   Franklin Electric                                        800               31
   FreightCar America                                     1,711               61
   FTI Consulting *                                       1,000               68
   Fuel Tech * (A)                                       24,100              425
   G&K Services                                           1,000               30
   GATX                                                   5,100              226
   Genco Shipping & Trading                                 500               33
   GenCorp *                                             17,025              122
   General Cable *                                       17,789            1,082
   Genesee & Wyoming, Cl A *                             12,700              432
   Geo Group *                                            3,888               87
   Goodrich                                              10,357              492
   Gorman-Rupp                                            1,250               50
   Graco                                                    500               19
   GrafTech International *                              18,645              500
   Graham                                                   400               30
   Granite Construction                                  13,400              423
   H&E Equipment Services *                               5,775               69
   Harsco                                                 3,600              196
   Heartland Express                                      1,800               27
   Herman Miller                                          6,600              164
   Hexcel *                                              34,100              658
   Honeywell International                                1,439               72
   HUB Group, Cl A *                                     10,330              353
   Hubbell, Cl B                                         11,200              447

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2008

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   Huron Consulting Group *                                 400   $           18
   II-VI *                                                1,200               42
   IKON Office Solutions                                  3,300               37
   Interline Brands *                                     2,100               33
   Jacobs Engineering Group *                             3,949              319
   JB Hunt Transport Services                            46,600            1,551
   Joy Global                                             6,200              470
   Kaman                                                  2,407               55
   Kansas City Southern *                                27,555            1,212
   Kaydon                                                 6,500              334
   KBR                                                   16,700              583
   Kelly Services, Cl A                                  17,900              346
   Kennametal                                               800               26
   Kirby *                                               18,734              899
   Knoll                                                  2,900               35
   Korn/Ferry International *                             2,200               35
   Ladish *                                              17,217              354
   Landstar System                                        2,000              110
   Lennox International                                  25,400              736
   Lincoln Electric Holdings                              2,405              189
   Manitowoc                                             29,050              945
   Manpower                                               5,600              326
   Middleby *                                            12,800              562
   Milacron *                                             6,736                5
   Mine Safety Appliances                                 7,700              308
   Moog, Cl A *                                           2,300               86
   MSC Industrial Direct, Cl A                            1,200               53
   Mueller Industries                                    24,300              782
   Navistar International *                               3,300              217
   Nordson                                                1,000               73
   Northwest Airlines *                                  10,900               73
   Old Dominion Freight Line *                           21,950              659
   Orbital Sciences *                                    30,500              719
   Oshkosh Truck                                          2,300               48
   Otter Tail                                             2,200               85
   Pall                                                  35,465            1,407
   Quanex Building Products                               2,700               40
   Quanta Services *                                     59,331            1,974
   RBC Bearings *                                        13,635              454
   Republic Airways Holdings *                            3,600               31
   Resources Connection                                   1,500               31
   Robert Half International                              1,300               31
   Rollins                                               23,500              348
   Roper Industries                                      11,300              744
   RR Donnelley & Sons                                    1,500               45
   RSC Holdings *                                         4,700               44
   Ryder System                                          43,690            3,009
   School Specialty *                                     2,100               62
   Seaboard                                                  89              138
   Shaw Group *                                           4,971              307
   Simpson Manufacturing (A)                              2,900               69
   Skywest                                                2,400               30
   Spirit Aerosystems Holdings, Cl A *                   12,700              244
   SPX                                                    3,580              472
   Standard Register                                      4,464               42
   Steelcase, Cl A                                       43,200              433
   Stericycle *                                           1,000               52
   Sunpower, Cl A * (A)                                  12,300              885
   SYKES Enterprises *                                   37,700              711
   TAL International Group                                2,200               50
   Tecumseh Products, Cl A *                             14,800              485
   Teledyne Technologies *                               21,650            1,056
   Tetra Tech *                                           5,700              129

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   Thomas & Betts *                                       1,600   $           61
   Timken                                                16,660              549
   Titan Machinery *                                     11,100              348
   Toro                                                   1,400               47
   Twin Disc                                              1,305               27
   UAL                                                   11,000               57
   United Rentals *                                      18,300              359
   United Stationers *                                   17,012              629
   United Technologies                                    1,085               67
   Universal Forest Products                              2,200               66
   URS *                                                  4,940              207
   UTI Worldwide                                          4,700               94
   Viad                                                   1,200               31
   Wabash National                                       20,200              153
   Wabtec                                                10,637              517
   Walter Industries                                      6,480              705
   Waste Connections *                                   36,679            1,171
   Waste Services *                                       4,300               30
   Watsco                                                 1,300               54
   Watson Wyatt Worldwide, Cl A                          22,555            1,193
   Watts Water Technologies, Cl A                         2,300               57
   Woodward Governor                                     29,000            1,034
   WW Grainger                                           10,900              892
   YRC Worldwide * (A)                                   20,600              306
                                                                  --------------
                                                                          63,064
                                                                  --------------
INFORMATION TECHNOLOGY -- 17.9%
   3Com *                                               132,200              280
   ACI Worldwide *                                        2,700               47
   Acme Packet *                                          7,000               54
   Activision *                                          19,950              680
   Acxiom                                                11,748              135
   ADC Telecommunications *                               2,900               43
   Adtran                                                16,400              391
   Advanced Analogic Technologies *                      14,675               61
   Advanced Energy Industries *                           2,300               31
   Advanced Micro Devices *                              16,500               96
   Akamai Technologies *                                 11,106              386
   Alliance Data Systems *                                  600               34
   Alliance Semiconductor                                29,600               25
   Amdocs *                                              25,300              744
   Amkor Technology *                                    29,900              311
   Ansys *                                                8,400              396
   Applied Micro Circuits *                              30,825              264
   Ariba *                                               42,500              625
   ARM Holdings ADR                                      82,400              419
   Arris Group *                                         87,700              741
   Arrow Electronics *                                    1,000               31
   Art Technology Group *                               187,800              601
   Aruba Networks *                                       6,600               35
   Aspen Technology *                                     3,200               43
   Atheros Communications *                              42,835            1,285
   Atmel *                                               11,100               39
   ATMI *                                                 7,600              212
   Autodesk *                                             1,000               34
   Avanex *                                             121,800              138
   Avnet *                                               23,800              649
   AVX                                                    4,600               52
   Axcelis Technologies *                                 5,300               26
   BearingPoint *                                        68,400               55
   Benchmark Electronics *                                4,600               75
   BigBand Networks *                                     9,200               44
   Black Box                                              6,200              169

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2008

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   Blackbaud                                              1,500   $           32
   Blackboard *                                           3,525              135
   BMC Software *                                        19,410              699
   Brightpoint *                                          2,705               20
   Broadridge Financial Solutions                        23,600              497
   Brocade Communications Systems *                     104,700              863
   Brooks Automation *                                    3,800               31
   Cabot Microelectronics *                               3,100              103
   Cadence Design Systems *                              28,700              290
   Cavium Networks *                                     34,200              718
   Checkpoint Systems *                                   6,077              127
   China Digital TV Holding ADR *                        24,400              339
   Cirrus Logic *                                         7,887               44
   Citrix Systems *                                       5,621              165
   CMGI *                                                 2,600               28
   Cognex                                                17,900              413
   Cognizant Technology Solutions, Cl A *                 7,400              241
   CommScope *                                            1,000               53
   Commvault Systems *                                   16,800              280
   Comtech Telecommunications *                           1,000               49
   Comverse Technology *                                 39,300              666
   Concur Technologies *                                 31,500            1,047
   Convergys *                                           17,000              253
   Cree * (A)                                             1,649               38
   CSG Systems International *                            4,434               49
   CTS                                                   20,250              204
   Cymer *                                                9,301              250
   Cypress Semiconductor *                                4,900              121
   Data Domain * (A)                                     48,900            1,141
   Diebold                                                6,875              245
   Digital River *                                        1,800               69
   Dolby Laboratories, Cl A *                             4,200              169
   DST Systems *                                          2,900              160
   Echelon *                                              2,600               28
   Electro Scientific Industries *                        1,000               14
   Electronics for Imaging *                              9,790              143
   Emulex *                                                 800                9
   Entegris *                                             9,900               65
   Equinix *                                                500               45
   Exar *                                                 4,100               31
   F5 Networks *                                         32,500              924
   Factset Research Systems                               7,370              415
   Fair Isaac                                            21,100              438
   Fairchild Semiconductor International *                3,100               36
   FEI *                                                  2,700               62
   Fidelity National Information Services                   900               33
   Flextronics International *                           59,000              555
   Flir Systems *                                         7,560              307
   Formfactor *                                           3,700               68
   Forrester Research *                                     900               28
   Foundry Networks *                                    31,100              368
   Gartner *                                              2,600               54
   Gevity HR                                             48,900              263
   Giant Interactive Group ADR *                          5,400               65
   Global Cash Access Holdings *                          4,700               32
   Global Payments                                          800               37
   Greenfield Online *                                    4,400               66
   GSI Commerce *                                        16,300              222
   Harris                                                   800               40
   Harris Stratex Networks, Cl A *                        3,300               31
   Heartland Payment Systems                              5,235              124
   Hewitt Associates, Cl A *                              4,734              181
   Ikanos Communications *                               40,600              137

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   Imation                                                6,600   $          151
   Immersion *                                           39,500              269
   Informatica *                                         30,800              463
   Ingram Micro, Cl A *                                   1,200               21
   Integrated Device Technology *                        42,900              426
   InterDigital *                                         1,700               41
   Intermec *                                             3,601               76
   International Rectifier *                              3,707               71
   Intersil, Cl A                                        26,000              632
   Intuit *                                               9,700              267
   IPG Photonics *                                        4,400               83
   Iron Mountain *                                        1,200               32
   Isilon Systems *                                      16,100               71
   Itron *                                                4,315              424
   Jabil Circuit                                         37,842              621
   Jack Henry & Associates                                2,200               48
   JDS Uniphase *                                        33,100              376
   Juniper Networks *                                     2,654               59
   Kenexa *                                               1,900               36
   Keynote Systems *                                     31,700              408
   Kulicke & Soffa Industries *                          47,600              347
   Lam Research *                                         2,150               78
   Lattice Semiconductor *                                9,500               30
   Lawson Software *                                     51,300              373
   Lexmark International, Cl A *                         21,800              729
   Linear Technology                                      3,900              127
   Littelfuse *                                           2,200               69
   Logitech International *                              10,530              282
   Longtop Financial Technologies ADR *                   8,200              136
   LoopNet * (A)                                          2,900               33
   Loral Space & Communications *                         2,400               42
   LSI Logic *                                           17,825              109
   Macrovision Solutions *                                  924               14
   Manhattan Associates *                                 3,800               90
   Mantech International, Cl A *                          1,500               72
   Marvell Technology Group *                            25,100              443
   MAXIMUS                                                9,600              334
   Maxwell Technologies *                                 6,800               72
   McAfee *                                              15,696              534
   MEMC Electronic Materials *                            3,025              186
   Mentor Graphics *                                     10,200              161
   Mercury Computer Systems *                            35,400              267
   Merrimac Industries *                                  6,300               32
   Methode Electronics                                   33,500              350
   Mettler Toledo International *                           400               38
   Micrel                                                 8,400               77
   Microsemi *                                           45,875            1,155
   MicroStrategy, Cl A *                                    437               28
   Microtune *                                            6,235               22
   MKS Instruments *                                     22,400              491
   Molex                                                 13,100              320
   Monolithic Power Systems *                             6,628              143
   Move *                                                54,955              128
   MSC.Software *                                         2,900               32
   MTS Systems                                            1,619               58
   National Instruments                                   1,300               37
   NAVTEQ *                                               1,700              131
   NCR *                                                  2,625               66
   Ness Technologies *                                    2,600               26
   Net 1 UEPS Technologies *                              1,300               32
   Netezza *                                              4,800               55
   Netlogic Microsystems *                                  625               21
   Nextwave Wireless * (A)                               23,400               95

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2008

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   NIC                                                    3,700   $           25
   Novell *                                               4,200               25
   Novellus Systems *                                     3,800               81
   Omniture *                                            50,100              930
   Omnivision Technologies *                              2,800               34
   ON Semiconductor *                                   182,084            1,670
   Open Text * (A)                                       10,020              322
   Opnext *                                               5,100               27
   Orckit Communications *                               22,900              143
   Perfect World ADR *                                   12,010              300
   Pericom Semiconductor *                                2,100               31
   Photronics *                                           4,200               30
   Plantronics                                            1,600               36
   Plexus *                                               1,200               33
   PMC - Sierra *                                         8,500               65
   Polycom *                                            104,000            2,533
   Progress Software *                                    1,200               31
   QLogic *                                              20,310              296
   Quest Software *                                       2,900               43
   RADWARE *                                             17,200              152
   Rambus *                                               2,400               46
   RealNetworks *                                        15,250              101
   Red Hat *                                             62,900            1,301
   RF Micro Devices *                                   260,000              754
   Riverbed Technology *                                105,700            1,450
   Rofin-Sinar Technologies *                             3,600              109
   S1 *                                                   3,900               30
   SAIC *                                                 2,800               58
   Salesforce.com *                                      22,510            1,536
   Sapient *                                              5,700               37
   Satyam Computer Services ADR                           4,000               98
   SAVVIS *                                               1,900               25
   Seachange International *                             45,700              327
   Seagate Technology                                     1,634               31
   Semtech *                                              4,000               56
   Shanda Interactive Entertainment ADR *                 9,425              256
   Silicon Laboratories *                                 3,050              110
   Sina *                                                 9,075              386
   SkillSoft ADR *                                       29,666              268
   Skyworks Solutions *                                 169,115            1,669
   Smart Modular Technologies WWH *                       8,600               33
   Solera Holdings *                                     34,500              954
   SRA International, Cl A *                              1,500               34
   Standard Microsystems *                                  748               20
   Supertex *                                               900               21
   Sybase *                                               2,900               85
   Sycamore Networks *                                   11,300               36
   Symyx Technologies *                                   3,703               26
   Synaptics *                                            1,300               49
   SYNNEX *                                               1,418               36
   Synopsys *                                             5,853              140
   Syntel                                                 2,100               71
   Take-Two Interactive Software *                        2,600               66
   Taleo, Cl A *                                         30,100              590
   Tech Data *                                            5,700              193
   Technitrol                                            20,900              355
   Tekelec *                                             45,600              671
   TeleTech Holdings *                                    2,300               46
   Teradata *                                            20,900              484
   Teradyne *                                            25,700              284
   Tessera Technologies *                                 1,900               31
   THQ *                                                  3,750               76

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   TIBCO Software *                                      71,900   $          550
   TNS *                                                 14,410              345
   Trimble Navigation *                                  16,090              574
   TriQuint Semiconductor *                              68,100              413
   Ultratech *                                           20,200              314
   Unisys *                                              26,300              104
   United Online                                         31,500              316
   Universal Display * (A)                               26,500              326
   Utstarcom * (A)                                       69,000              377
   Valueclick *                                           1,400               21
   Varian Semiconductor Equipment
      Associates *                                        5,575              194
   Veeco Instruments *                                    8,071              130
   VeriFone Holdings *                                    1,200               14
   Verint Systems *                                      29,000              681
   Viasat *                                                 900               18
   Vishay Intertechnology *                              53,500              475
   Wavecom ADR *                                         19,500              180
   Websense *                                             3,400               57
   Western Digital *                                     62,135            2,146
   Wind River Systems *                                  39,000              425
   Zoran *                                               43,669              511
                                                                  --------------
                                                                          63,978
                                                                  --------------
MATERIALS -- 5.7%
   AbitibiBowater                                         3,900               36
   Airgas                                                 9,075              530
   AK Steel Holding                                       6,753              466
   Albemarle                                             25,200            1,006
   Allegheny Technologies                                 7,800              462
   Alpha Natural Resources *                              5,475              571
   Apex Silver Mines *                                    9,500               47
   Aptargroup                                            12,980              545
   Ashland                                                9,225              445
   Ball                                                  22,300            1,065
   Cabot                                                  8,169              199
   Carpenter Technology                                   2,653              116
   Celanese, Ser A                                        9,200              420
   Chemtura                                              56,100              328
   Cleveland-Cliffs                                       2,000              238
   Commercial Metals                                      1,400               53
   Compass Minerals International                         2,700              218
   Constar International *                               18,500               46
   Crown Holdings *                                      48,900            1,271
   Cytec Industries                                      17,000              928
   Deltic Timber                                            700               38
   Domtar *                                              22,300              122
   Eastman Chemical                                      11,200              771
   FMC                                                   15,622            1,210
   Glatfelter                                             2,300               31
   Greif, Cl A                                            8,443              541
   H.B. Fuller                                            1,400               31
   Headwaters *                                           2,800               33
   Hercules                                              51,470              871
   Innospec                                               3,300               62
   International Flavors & Fragrances                       500               20
   Intrepid Potash *                                      1,800              118
   Koppers Holdings                                       1,200               50
   Lubrizol                                              14,300              663
   MeadWestvaco                                          14,800              353
   Mosaic *                                                 500               72
   Neenah Paper                                           1,942               32
   NewMarket                                                792               52

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2008

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   Owens-Illinois *                                      11,277   $          470
   Packaging Corp of America                                900               19
   PolyOne *                                             37,100              259
   Rock-Tenn, Cl A                                       14,800              444
   Royal Gold                                               900               28
   RPM International                                     14,585              300
   RTI International Metals *                               500               18
   Schnitzer Steel Industries, Cl A                         300               34
   Schulman A                                            13,800              318
   Schweitzer-Mauduit International                       1,500               25
   Sensient Technologies                                  3,400               96
   ShengdaTech *                                          2,600               26
   Sigma-Aldrich                                          5,800              312
   Silgan Holdings                                        9,410              477
   Sims Group ADR                                         1,435               57
   Spartech                                              32,800              309
   Steel Dynamics                                        10,300              402
   Terra Industries                                      20,340            1,004
   Texas Industries                                       6,333              355
   Titanium Metals                                       20,300              284
   United States Steel                                    3,100              573
   Valhi                                                  1,400               38
   Valspar                                               14,000              265
                                                                  --------------
                                                                          20,173
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.4%
   Alaska Communications Systems Group                   19,770              236
   American Tower, Cl A *                                 3,615              153
   CenturyTel                                            19,200              683
   Clearwire, Cl A * (A)                                 42,200              547
   Consolidated Communications Holdings                      94                1
   Crown Castle International *                           3,022              117
   Fairpoint Communications                               4,937               36
   General Communication, Cl A *                          5,600               38
   Global Crossing *                                      2,500               45
   Iowa Telecommunications Services                       6,215              109
   NII Holdings *                                        20,900              993
   NTELOS Holdings                                       14,620              371
   SBA Communications, Cl A *                            39,210            1,412
   tw telecom inc, Cl A *                                 8,790              141
   USA Mobility                                           3,575               27
   Vonage Holdings * (A)                                 36,195               60
   Windstream                                             2,200               27
                                                                  --------------
                                                                           4,996
                                                                  --------------
UTILITIES -- 4.8%
   AGL Resources                                          2,500               86
   Allegheny Energy                                       1,500               75
   Allete                                                 2,400              101
   Alliant Energy                                        13,278              455
   Avista                                                 3,700               79
   Black Hills                                            1,885               60
   California Water Service Group                         1,400               46
   Centerpoint Energy                                    55,100              884
   CH Energy Group                                          900               32
   Cleco                                                  1,200               28
   CMS Energy                                            43,900              654
   Constellation Energy Group                             1,100               90
   DPL                                                   10,725              283
   Dynegy, Cl A *                                         4,200               36
   El Paso Electric *                                     2,000               40
   Empire District Electric                              11,631              216
   Energen                                               13,700            1,069
   EnergySouth                                              800               39

                                                                   Market Value
Description                                         Shares         ($ Thousands)
---------------------------------------------   ---------------   --------------
   Equitable Resources                                   16,054   $        1,109
   Idacorp                                                1,600               46
   Integrys Energy Group                                 10,060              511
   ITC Holdings                                           8,284              423
   Laclede Group                                          2,875              116
   MDU Resources Group                                   16,100              561
   MGE Energy                                             4,500              147
   National Fuel Gas                                      2,400              143
   New Jersey Resources                                   1,350               44
   Nicor                                                  7,200              307
   NiSource                                              34,600              620
   Northeast Utilities                                    4,000              102
   Northwest Natural Gas                                  1,300               60
   NorthWestern                                          17,325              440
   NRG Energy *                                           9,360              402
   Oneok                                                  5,250              256
   Ormat Technologies                                    10,725              527
   Pepco Holdings                                           500               13
   Pinnacle West Capital                                 19,300              594
   PNM Resources                                          7,152               86
   Portland General Electric                              1,470               33
   PPL                                                    2,600              136
   Puget Energy                                          16,000              384
   Questar                                                1,500              107
   Reliant Energy *                                      17,238              367
   SCANA                                                 21,847              808
   Sempra Energy                                          2,900              164
   Southern Union                                        22,400              605
   Southwest Gas                                         12,850              382
   TECO Energy                                           31,100              668
   UGI                                                   35,100            1,008
   UIL Holdings                                           1,533               45
   Unisource Energy                                         543               17
   Vectren                                               14,600              456
   Westar Energy                                         21,600              465
   WGL Holdings                                           1,100               38
   Wisconsin Energy                                      13,200              597
                                                                  --------------
                                                                          17,060
                                                                  --------------
Total Common Stock
   (Cost $333,492) ($ Thousands)                                         344,650
                                                                  --------------
PREFERRED STOCK -- 0.0%
FINANCIALS -- 0.0%
   East West Bancorp                                        215              152
                                                                  --------------
Total Preferred Stock
   (Cost $215) ($ Thousands)                                                 152
                                                                  --------------

                                                   Number of
                                                    Warrants
                                                ---------------
WARRANTS -- 0.0%
   Washington Mutual * (D)                              116,700               34
                                                                  --------------
Total Warrants
   (Cost $27) ($ Thousands)                                                   34
                                                                  --------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund
June 30, 2008

                                                    Shares/
                                                  Face Amount      Market Value
Description                                      ($ Thousands)     ($ Thousands)
---------------------------------------------   ---------------   --------------
AFFILIATED PARTNERSHIP -- 4.0%
   SEI Liquidity Fund, L.P.,
      2.750%**++(E)                                  14,306,574   $       14,307
                                                                  --------------
Total Affiliated Partnership
   (Cost $14,307) ($ Thousands)                                           14,307
                                                                  --------------
CASH EQUIVALENT -- 3.2%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.530%**++              11,256,351           11,256
                                                                  --------------
Total Cash Equivalent
   (Cost $11,256) ($ Thousands)                                           11,256
                                                                  --------------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bills
      1.824%, 08/21/08 (F) (G)                      $     1,066            1,063
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $1,063) ($ Thousands)                                             1,063
                                                                  --------------
Total Investments -- 104.1%
   (Cost $360,360) ($ Thousands) @                                $      371,462
                                                                  ==============

     Percentages are based on Net Assets of $356,870 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of June 30, 2008.

(A) This security or a partial position of this security is on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 was $13,305 ($ Thousands).

(B) Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2008 was $272 ($ Thousands) and represented 0.08% of Net Assets.

(C) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2008 was $272 ($ Thousands) and represented 0.08% of Net Assets.

(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E) This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2008 was $14,307 ($ Thousands).

(F)  The rate reported is the effective yield at time of purchase.

(G) Security or portion thereof, has been pledged as collateral on open futures contracts.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security.

ADR  -- American Depositary Receipt
Cl   -- Class
L.P. -- Limited Partnership
PIPE -- Private Investment in Public Entity
Ser  -- Series

@ At June 30, 2008, the tax basis cost of the Fund's investments was $360,360 ($ Thousands), and the unrealized appreciation and depreciation were $57,769 ($ Thousands) and ($46,667) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:

                              NUMBER OF                   UNREALIZED
                              CONTRACTS    EXPIRATION    DEPRECIATION
TYPE OF CONTRACT            LONG (SHORT)      DATE      ($ THOUSANDS)
----------------            ------------   ----------   -------------
Russell 2000 Index E-MINI        86         Sept-2008       $(260)
S&P Mid 400 Index E-MINI         70         Sept-2008        (245)
                                                            -----
                                                            $(505)
                                                            =====

A summary of restricted securities held by the Fund at June 30, 2008, is as follows:

                                                      RIGHT TO                       MARKET       % OF
                              NUMBER    ACQUISITION    ACQUIRE        COST           VALUE         NET
DESCRIPTION                 OF SHARES       DATE        DATE     ($ THOUSANDS)   ($ THOUSANDS)   ASSETS
-----------                 ---------   -----------   --------   -------------   -------------   ------
Cougar Biotechnology PIPE     11,400      2/16/07      2/16/07        $331            $272        0.08%
                                                                      ====            ====        ====

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
COMMON STOCK -- 83.7%
CONSUMER DISCRETIONARY -- 8.6%
   1-800-FLOWERS.COM, Cl A * (A)                          11,300   $          73
   Aaron Rents                                             4,100              92
   Advance Auto Parts (A)                                  5,246             204
   Aeropostale * (A)                                         750              23
   AnnTaylor Stores * (A)                                  8,329             200
   ATC Technology * (A)                                      700              16
   Autoliv (A)                                             2,800             131
   Bally Technologies * (A)                                2,382              81
   Big Lots * (A)                                          7,953             247
   Black & Decker                                          1,138              65
   Blyth                                                     800              10
   BorgWarner (A)                                          6,148             272
   Brown Shoe                                              6,829              93
   Brunswick                                               2,000              21
   Buckle (A)                                                500              23
   Burger King Holdings (A)                                4,800             129
   Cache *                                                   900              10
   Callaway Golf (A)                                      13,356             157
   Capella Education *                                     1,391              83
   Career Education *                                      6,488              95
   Carrols Restaurant Group * (A)                          1,200               6
   Casual Male Retail Group *                             40,000             122
   Cato, Cl A                                             17,500             248
   CEC Entertainment * (A)                                 6,601             185
   Central European Media Enterprises, Cl A *                775              70
   Charming Shoppes *                                     37,600             173
   Chipotle Mexican Grill, Cl A *                            275              23
   Cinemark Holdings                                       6,382              83
   Cox Radio *                                             4,089              48
   CROCS *                                                 1,650              13
   CSK Auto *                                                 15               0
   Deckers Outdoor *                                       1,027             143
   Denny's *                                               5,475              16
   DeVry (A)                                               2,934             157
   DISH Network, Cl A * (A)                                3,700             108
   Dollar Tree * (A)                                       6,000             196
   Dover Downs Gaming & Entertainment (A)                  2,700              17
   DreamWorks Animation SKG, Cl A * (A)                   13,309             397
   DSW, Cl A *                                            15,500             183
   Eastman Kodak                                           2,605              38
   Eddie Bauer Holdings *                                 28,700             119
   Entercom Communications                                 8,084              57
   Expedia *                                                 950              17
   Family Dollar Stores (A)                                6,900             138
   Finish Line, Cl A                                      12,200             106
   Fossil * (A)                                            5,144             150
   FTD Group                                               2,200              29
   Fuel Systems Solutions *                                1,900              73
   Furniture Brands International                          6,870              92
   Gaiam, Cl A *                                           1,492              20
   GameStop, Cl A * (A)                                    3,600             145
   Getty Images *                                          1,455              49
   Gildan Activewear *                                     3,500              91
   Global Sources * (A)                                    5,850              89
   Hanesbrands * (A)                                       4,800             130
   Harman International Industries                           515              21
   Harris Interactive *                                    7,300              15

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Harte-Hanks                                             2,900   $          33
   Hasbro (A)                                             11,243             401
   Heelys *                                                3,400              14
   Hibbett Sports *                                          100               2
   Hillenbrand                                             1,000              21
   HOT Topic *                                             5,100              28
   Hovnanian Enterprises, Cl A *                           5,000              27
   IAC/InterActive *                                       5,650             109
   Interactive Data (A)                                    4,289             108
   iRobot *                                                1,000              14
   ITT Educational Services *                              1,030              85
   Jarden *                                                2,780              51
   Lear * (A)                                              3,300              47
   Lee Enterprises                                         3,700              15
   Lennar, Cl A (A)                                       11,516             142
   Lennar, Cl B                                              100               1
   Lin TV, Cl A *                                          1,889              11
   LKQ *                                                   2,500              45
   Lodgian * (A)                                           1,300              10
   Matthews International, Cl A                            1,914              87
   McClatchy, Cl A                                         4,900              33
   Media General, Cl A (A)                                 3,000              36
   Meredith (A)                                            2,765              78
   Meritage Homes *                                        2,400              36
   Morgans Hotel Group *                                   1,100              11
   Morningstar *                                             275              20
   NetFlix * (A)                                           5,575             145
   New York *                                              1,300              12
   Nexstar Broadcasting Group, Cl A * (A)                  1,200               5
   Nutri/System                                            1,567              22
   NVR * (A)                                                 419             210
   O'Charleys                                              3,148              32
   OfficeMax                                               4,000              56
   Penn National Gaming *                                  3,575             115
   Perry Ellis International * (A)                         4,200              89
   Phillips-Van Heusen                                     1,469              54
   Playboy Enterprises, Cl B *                               536               3
   priceline.com *                                         1,300             150
   R.H. Donnelley *                                        3,800              11
   RadioShack (A)                                          5,886              72
   RC2 *                                                   1,300              24
   RCN * (A)                                              10,658             115
   Regis                                                   7,900             207
   Rent-A-Center * (A)                                     5,915             122
   Retail Ventures *                                      21,500              99
   Russ Berrie * (A)                                       1,700              14
   Ryland Group                                              900              20
   Sally Beauty Holdings *                                10,772              70
   Sauer-Danfoss                                           1,955              61
   Scholastic *                                            2,483              71
   Shutterfly *                                           15,500             189
   Sinclair Broadcast Group, Cl A                          4,191              32
   Skechers U.S.A., Cl A * (A)                             7,300             144
   Snap-On (A)                                             2,100             109
   Sotheby's                                               2,000              53
   Stage Stores                                            1,500              18
   Stamps.com *                                            1,000              12
   Standard-Pacific                                       19,016              64
   Steven Madden * (A)                                     2,500              46
   Strayer Education                                         500             105
   Syntax-Brillian *                                      23,100              12
   Talbots                                                 3,095              36
   Tecnisa (Brazil)                                       43,500             219


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Thor Industries                                         2,202   $          47
   Thunderbird Resorts PIPE * (B) (C)                     15,300             138
   Thunderbird Resorts PIPE * (B) (C) (E)                  1,700              15
   Tiffany (A)                                             1,500              61
   Titan International                                       700              25
   Tractor Supply *                                        1,200              35
   True Religion Apparel *                                 4,000             107
   TRW Automotive Holdings * (A)                           4,400              81
   Tupperware Brands (A)                                   5,900             202
   Tween Brands *                                          4,661              77
   Under Armour, Cl A *                                      350               9
   Universal Electronics *                                   600              13
   Warnaco Group * (A)                                     2,265             100
   Warner Music Group                                      2,600              19
   Weight Watchers International                           2,287              81
   WMS Industries * (A)                                    1,550              46
   Wolverine World Wide                                    3,112              83
   Zumiez *                                                2,400              40
                                                                   -------------
                                                                          11,054
                                                                   -------------
CONSUMER STAPLES -- 2.8%
   Andersons                                                 380              15
   Asiatic Development (Malaysia)                         87,000             218
   Avon Products                                           3,215             116
   BJ's Wholesale Club * (A)                               2,895             112
   Bunge                                                     460              50
   Casey's General Stores                                    225               5
   Central Garden and Pet, Cl A *                          3,295              14
   Chiquita Brands International * (A)                     6,248              95
   Church & Dwight (A)                                     1,980             112
   Constellation Brands, Cl A *                            3,861              77
   Corn Products International (A)                         3,458             170
   Cosan SA Industria e Comercio (Brazil)                 18,700             325
   Darling International * (A)                            15,883             262
   Del Monte Foods                                         5,603              40
   Diamond Foods                                             600              14
   Energizer Holdings *                                      106               8
   Fresh Del Monte Produce * (A)                           5,444             128
   Great Atlantic & Pacific Tea *                            191               4
   Hansen Natural *                                        1,300              37
   Herbalife (A)                                           2,200              85
   Hormel Foods                                            1,862              64
   Lance                                                  10,400             195
   Longs Drug Stores                                       4,171             176
   Lorillard *                                             2,277             157
   Molson Coors Brewing, Cl B                              4,115             224
   Nash Finch (A)                                            700              24
   NBTY * (A)                                              3,671             118
   Pepsi Bottling Group (A)                                2,500              70
   Pilgrim's Pride                                         4,227              55
   Prestige Brands Holdings *                              3,551              38
   Ralcorp Holdings * (A)                                  4,005             198
   Ruddick (A)                                             3,378             116
   Smithfield Foods *                                      5,290             105
   Tyson Foods, Cl A                                          18              --
   Universal (A)                                           1,845              83
   WD-40                                                   1,595              47
                                                                   -------------
                                                                           3,557
                                                                   -------------
ENERGY -- 10.3%
   Allis-Chalmers Energy * (A)                             1,500              27
   Arch Coal                                                 315              24
   Arena Resources *                                         500              26
   Arlington Tankers                                      11,200             259

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   ATP Oil & Gas *                                         8,930   $         351
   Basic Energy Services *                                 6,450             203
   Bois d'Arc Energy * (A)                                 3,537              86
   BPZ Energy PIPE * (B) (C)                              10,100             297
   BPZ Resources *                                         6,395             188
   Brigham Exploration *                                   1,300              21
   Bronco Drilling *                                       2,800              51
   Callon Petroleum *                                      1,305              36
   Cameron International *                                 1,750              97
   Cano Petroleum *                                       16,600             132
   Carrizo Oil & Gas *                                     3,080             210
   Cimarex Energy (A)                                      6,051             421
   Clayton Williams Energy * (A)                             800              88
   Complete Production Services * (A)                      7,650             279
   Comstock Resources * (A)                                3,782             319
   Crosstex Energy                                         1,015              35
   Denbury Resources *                                     4,100             150
   Dresser-Rand Group *                                    2,445              96
   Edge Petroleum *                                        1,900              10
   Encore Acquisition *                                    2,150             162
   Energy Partners * (A)                                  24,000             358
   ENSCO International (A)                                 2,600             210
   Exterran Holdings *                                     3,180             227
   FMC Technologies * (A)                                  3,559             274
   Forest Oil *                                            2,600             194
   Foundation Coal Holdings                                5,034             446
   Frontier Oil                                            3,065              73
   GMX Resources *                                           650              48
   Grey Wolf *                                            12,934             117
   Helix Energy Solutions Group *                          1,450              60
   Helmerich & Payne (A)                                   5,300             382
   Hercules Offshore *                                     5,900             224
   Holly                                                   2,597              96
   Hornbeck Offshore Services *                            1,608              91
   Hugoton Royalty Trust                                   2,250              83
   Infinity Bio-Energy *                                  72,500             290
   International Coal Group *                             10,660             139
   ION Geophysical *                                       5,787             101
   Lufkin Industries                                       1,548             129
   Mahalo Energy *                                        15,700              41
   Mariner Energy * (A)                                    6,038             223
   Massey Energy (A)                                       5,738             538
   Matrix Service * (A)                                    1,300              30
   McMoRan Exploration *                                   1,160              32
   National Oilwell Varco *                                  212              19
   Newfield Exploration *                                  2,050             134
   Oceaneering International *                             1,275              98
   Oilsands Quest *                                       30,700             200
   Oilsands Quest PIPE * (B) (C)                           3,500              23
   OPTI (Canada) *                                         9,800             223
   PetroHawk Energy * (A)                                  5,752             266
   Petroleum Development *                                 1,250              83
   Petroquest Energy *                                     2,773              75
   Plains Exploration & Production *                       1,200              88
   Quicksilver Resources *                                   800              31
   Rentech *                                              82,100             156
   Rex Energy *                                            4,005             106
   Rowan (A)                                               2,602             122
   StealthGas                                             13,000             183
   Stone Energy * (A)                                      3,383             223
   Superior Energy Services * (A)                          4,038             223
   Superior Well Services *                                6,300             200
   Swift Energy * (A)                                      8,575             566


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Synenco Energy, Cl A (Canada) *                        34,340   $         304
   T-3 Energy Services, Cl 3 *                               993              79
   Teekay LNG Partners                                       400              11
   Tetra Technologies *                                    2,150              51
   Tidewater (A)                                           1,280              83
   Transmontaigne Partners                                   325               9
   Unit * (A)                                              9,014             748
   Uranium One (Canada) *                                 15,500              73
   Uranium Participation *                                 2,600              25
   W&T Offshore (A)                                        7,619             446
   Whiting Petroleum *                                     2,262             240
   Willbros Group *                                        1,421              62
   Williams                                                1,740              70
                                                                   -------------
                                                                          13,194
                                                                   -------------
FINANCIALS -- 14.6%
   Advance America Cash Advance Centers                    9,791              50
   Alexander's * +                                           100              31
   Alexandria Real Estate Equities +                       1,280             124
   AllianceBernstein Holding                                 285              16
   Allied World Assurance Holdings (A)                     2,900             115
   AMB Property + (A)                                        947              48
   American Financial Group                               10,151             271
   American Physicians Capital (A)                           800              39
   Amtrust Financial Services (A)                         11,705             147
   Annaly Capital Management + (A)                        16,055             249
   Anthracite Capital + (A)                               10,400              73
   Anworth Mortgage Asset + (A)                           60,497             393
   AON                                                     6,385             293
   Arch Capital Group *                                    3,950             262
   Aspen Insurance Holdings (A)                            1,700              40
   Associated Banc-Corp                                    6,770             131
   Assurant (A)                                            4,935             325
   Assured Guaranty                                        7,722             139
   Astoria Financial (A)                                   4,700              94
   Axis Capital Holdings (A)                               2,200              66
   Bancorp *                                               4,600              35
   Bancorpsouth                                            3,919              69
   Bank Mutual                                             1,300              13
   Bank of Hawaii (A)                                      3,289             157
   Bank of the Ozarks                                      1,794              27
   Berkshire Hills Bancorp (A)                             1,000              24
   BGC Partners *                                          7,962              60
   BlackRock                                                 870             154
   Brasil Brokers Participacoes *                            200             178
   Calamos Asset Management, Cl A                          5,844             100
   Canaccord Capital (Canada)                             12,100              95
   Capital Trust, Cl A +                                     700              13
   CapitalSource +                                         1,082              12
   Capitol Federal Financial (A)                           2,200              83
   Capstead Mortgage +                                    21,134             228
   Cash America International (A)                          5,913             183
   Cathay General Bancorp (A)                              3,784              41
   Cedar Shopping Centers + (A)                            7,800              91
   Centerline Holding                                        100              --
   Central Pacific Financial                               5,969              64
   Chimera Investment +                                   10,851              98
   Citizens Republic Bancorp                               4,718              13
   City Bank                                                 965               8
   City Holding (A)                                          700              29
   CME Group                                                  90              34

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   CNA Surety *                                            5,465   $          69
   Colonial BancGroup                                     17,560              78
   Colonial Properties Trust + (A)                         4,700              94
   Columbia Banking System                                 1,000              19
   Commerce Bancshares                                     1,943              77
   Companhia Brasileira de
     Desenvolvimento Imobiliari Turistico
     (Brazil) *                                              500             263
   Countrywide Financial                                   5,770              25
   Cullen/Frost Bankers                                    1,571              78
   CVB Financial                                           4,400              42
   Darwin Professional Underwriters * (A)                  1,500              46
   DCT Industrial Trust +                                  9,376              78
   Deerfield Capital +                                     5,400               4
   Delphi Financial Group, Cl A                            2,879              67
   Digital Realty Trust +                                    362              15
   Dime Community Bancshares                               6,897             114
   Discover Financial Services                             4,000              53
   Dollar Financial *                                     13,996             211
   Dundee (Canada) +                                       3,600             111
   DuPont Fabros Technology +                              9,815             183
   E*Trade Financial *                                    24,853              78
   Eaton Vance                                            10,252             407
   Education Realty Trust + (A)                              900              10
   EMC Insurance Group                                     2,115              51
   Entertainment Properties Trust + (A)                    1,400              69
   Evercore Partners, Cl A                                11,100             105
   Ezcorp, Cl A * (A)                                      8,200             105
   Federated Investors, Cl B (A)                           7,239             249
   Fidelity National Financial, Cl A                       4,668              59
   Financial Federal                                       4,100              90
   First Horizon National                                  8,457              63
   First Industrial Realty Trust + (A)                     1,000              27
   First Midwest Bancorp                                   9,550             178
   First Place Financial (A)                               1,700              16
   First Potomac Realty Trust +                              600               9
   FirstFed Financial *                                    6,563              53
   FirstMerit                                              3,235              53
   Flushing Financial (A)                                  3,200              61
   GAMCO Investors, Cl A (A)                                 600              30
   General Shopping Brasil (Brazil) *                     35,900             273
   GFI Group (A)                                          10,900              98
   GLG Partners (A)                                       12,800             100
   Gluskin Sheff + Associates (Canada)                     9,500             184
   GMP Capital Trust (Canada)                             10,100             158
   Greenhill (A)                                           1,545              83
   Grubb & Ellis                                          42,500             164
   Hallmark Financial Services * (A)                       7,541              73
   Hancock Holding                                         4,244             167
   Hanover Insurance Group                                 5,960             252
   Hatteras Financial +                                    5,000             115
   HCP + (A)                                               3,750             119
   Health Care + (A)                                       9,556             425
   Hersha Hospitality Trust + (A)                         35,000             264
   Highbury Financial *                                   13,600              35
   Highwoods Properties + (A)                              3,900             123
   Hospitality Properties Trust + (A)                      4,400             108
   HRPT Properties Trust +                                 5,600              38
   Huntington Bancshares                                   6,199              36
   Independent Bank (A)                                    1,700              41
   IntercontinentalExchange *                                780              89
   Investment Technology Group *                           2,018              68


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Investors Real Estate Trust +                          29,565   $         282
   iStar Financial +                                       2,500              33
   Janus Capital Group (A)                                 4,022             106
   JER Investors Trust +                                   1,000               6
   Kansas City Life Insurance                              2,900             121
   KBW *                                                   3,668              75
   Kilroy Realty +                                         1,500              71
   KKR Financial Holdings                                  1,000              11
   Knight Capital Group, Cl A * (A)                       12,995             234
   LaBranche * (A)                                         6,700              47
   Lazard, Cl A                                            3,750             128
   Leucadia National                                         650              31
   Lexington Realty Trust + (A)                            8,300             113
   LTC Properties + (A)                                    4,700             120
   Mack-Cali Realty + (A)                                  1,700              58
   MCG Capital                                             9,400              37
   Meadowbrook Insurance Group                             9,481              50
   Medical Properties Trust +                              7,151              72
   MFA Mortgage Investments +                             68,241             444
   MSCI, Cl A *                                            1,500              54
   NASDAQ Stock Market * (A)                               2,849              76
   National City                                             466               2
   National Financial Partners                             3,485              69
   National Interstate (A)                                   300               6
   National Penn Bancshares                                2,728              36
   National Retail Properties + (A)                        5,929             124
   Nationwide Health Properties + (A)                      6,872             216
   Navigators Group * (A)                                  3,175             172
   NBT Bancorp (A)                                         2,900              60
   New York Community Bancorp                             27,092             483
   NewAlliance Bancshares                                  3,000              37
   Northern Trust                                            500              34
   NorthStar Realty Finance +                             26,655             222
   NYSE Euronext                                             820              42
   Old National Bancorp                                    2,436              35
   Omega Healthcare Investors + (A)                       13,426             224
   optionsXpress Holdings (A)                              4,083              91
   Oriental Financial Group (A)                            7,400             106
   PacWest Bancorp (A)                                     7,013             104
   Parkway Properties + (A)                                  900              30
   Pennsylvania Real Estate Investment
     Trust + (A)                                             700              16
   People's United Financial                               1,465              23
   Philadelphia Consolidated Holding *                     1,124              38
   Platinum Underwriters Holdings                          5,864             191
   PMA Capital * (A)                                       3,100              29
   Post Properties +                                       2,304              69
   Preferred Bank                                            143               1
   Prologis + (A)                                          1,500              82
   Prospect Capital                                          600               8
   Public Storage +                                        1,950             158
   RAIT Financial Trust +                                 11,175              83
   RAM Holdings *                                         10,700              11
   Raymond James Financial (A)                             3,824             101
   Rayonier + (A)                                          6,031             256
   Realty Income +                                         9,630             219
   Redwood Trust +                                           700              16
   Republic Bancorp, Cl A (A)                                900              22
   Resource Capital + (A)                                  5,800              42
   Safeco                                                  1,100              74
   SCBT Financial                                            700              20
   Sierra Bancorp (A)                                        600              10
   South Financial Group                                   3,769              15

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Southside Bancshares (A)                                  935   $          17
   St. Joe                                                 2,085              72
   StanCorp Financial Group                                2,100              99
   Sun Bancorp *                                             105               1
   SWS Group                                               4,500              75
   TD Ameritrade Holding *                                 5,230              95
   Texas Capital Bancshares * (A)                          4,226              68
   Titanium Asset *                                       14,261              80
   TradeStation Group *                                    6,163              63
   Transatlantic Holdings (A)                              2,612             148
   Trustco Bank NY                                         2,200              16
   Trustmark                                               5,813             103
   UCBH Holdings                                           7,016              16
   UMB Financial                                             710              36
   Uranium Participation (Canada)*                        16,400             158
   U-Store-It Trust +                                      1,900              23
   Value Creation * (B) (C)                                8,040              79
   Ventas + (A)                                            2,729             116
   Virginia Commerce Bancorp * (A)                         1,700               9
   Washington Federal                                      9,723             176
   Webster Financial (A)                                   2,100              39
   Westamerica Bancorporation                                700              37
   Whitney Holding                                         3,953              72
   Winthrop Realty Trust +                                 1,400               5
   World Acceptance *                                      9,215             310
   WSFS Financial                                            847              38
   Zions Bancorporation                                    2,622              83
                                                                   -------------
                                                                          18,848
                                                                   -------------
HEALTH CARE -- 9.7%
   Adolor *                                                3,400              19
   Affymax * (A)                                           1,000              16
   Affymetrix *                                            3,400              35
   Air Methods *                                           1,336              33
   Align Technology *                                      2,255              24
   Alnylam Pharmaceuticals *                               3,409              91
   Alpharma, Cl A *                                          570              13
   AMERIGROUP * (A)                                        3,601              75
   Amsurg *                                                9,450             229
   Analogic (A)                                              635              40
   Angiodynamics *                                           800              11
   Arena Pharmaceuticals *                                34,500             178
   Ariad Pharmaceuticals *                                60,100             144
   Array Biopharma * (A)                                   3,500              16
   Beckman Coulter (A)                                       200              14
   BioScrip *                                             10,538              27
   Caraco Pharmaceutical Laboratories * (A)                4,735              63
   Centene * (A)                                           7,975             134
   Cephalon * (A)                                          1,340              89
   Charles River Laboratories International *              2,100             134
   Chemed                                                  1,725              63
   Chindex International *                                   330               5
   Cigna (A)                                               2,600              92
   Computer Programs & Systems                               445               8
   Conmed * (A)                                            3,900             104
   Cooper                                                    995              37
   Corvel *                                                  370              13
   Covance *                                               2,750             236
   CryoLife * (A)                                          1,300              15
   Cubist Pharmaceuticals * (A)                            5,715             102


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   CV Therapeutics *                                      36,900   $         303
   Cyberonics *                                            3,300              72
   Cynosure, Cl A * (A)                                    4,200              83
   Dentsply International (A)                              3,800             140
   Depomed *                                              12,402              40
   Eclipsys *                                              2,747              50
   Edwards Lifesciences * (A)                                800              50
   Emergency Medical Services, Cl A * (A)                  3,400              77
   Emergent Biosolutions * (A)                            12,100             120
   Endo Pharmaceuticals Holdings * (A)                    19,944             482
   eResearchTechnology *                                   6,575             115
   Exelixis * (A)                                         49,300             247
   Express Scripts *                                       2,575             162
   Forest Laboratories *                                   2,950             102
   Genzyme *                                               2,855             206
   GTx * (A)                                               3,200              46
   Health Management Associates, Cl A *                    5,100              33
   Health Net *                                            8,058             194
   HealthExtras * (A)                                      3,027              91
   Healthsouth *                                           2,223              37
   Healthways *                                            2,365              70
   Henry Schein *                                            706              36
   Hill-Rom Holdings                                       7,100             192
   HMS Holdings * (A)                                      3,179              68
   Hologic *                                               3,946              86
   Human Genome Sciences * (A)                            47,200             246
   Illumina *                                                275              24
   Immucor *                                               3,100              80
   IMS Health (A)                                          3,800              89
   Incyte *                                               28,900             220
   InterMune * (A)                                         3,600              47
   Intuitive Surgical * (A)                                  918             247
   Inverness Medical Innovations *                         1,075              36
   Invitrogen *                                            2,962             116
   Isis Pharmaceuticals *                                  2,753              38
   Kendle International * (A)                              2,047              74
   Kensey Nash *                                           1,553              50
   Kindred Healthcare * (A)                                3,876             111
   Kinetic Concepts * (A)                                  5,555             222
   King Pharmaceuticals * (A)                             20,867             218
   LifePoint Hospitals *                                   1,600              45
   Lincare Holdings * (A)                                  8,637             245
   Magellan Health Services *                              4,474             166
   Martek Biosciences * (A)                                2,900              98
   Masimo * (A)                                            1,400              48
   Medical Action Industries * (A)                         1,600              17
   Medicines *                                            10,000             198
   Medicis Pharmaceutical, Cl A                            1,200              25
   Meridian Bioscience                                     2,900              78
   Micrus Endovascular *                                  10,000             140
   Molina Healthcare *                                     2,048              50
   Neurocrine Biosciences * (A)                            4,300              18
   Odyssey HealthCare *                                   19,900             194
   Omnicell *                                              1,045              14
   Orthofix International *                                  395              11
   OSI Pharmaceuticals * (A)                               5,848             242
   Owens & Minor (A)                                       4,340             198
   Par Pharmaceutical *                                    1,015              16
   Parexel International *                                 1,300              34
   Patterson * (A)                                         4,085             120
   Pediatrix Medical Group *                               1,300              64
   Penwest Pharmaceuticals *                               2,500               7
   PerkinElmer                                             8,923             249


                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Perrigo (A)                                             2,829   $          90
   Pharmaceutical Product Development                      3,000             129
   PharmaNet Development Group *                           4,060              64
   Pozen * (A)                                             1,300              14
   Profarma Distribuidora de Produtos
     Farmaceuticos (Brazil)                               14,900             234
   Quidel *                                                4,224              70
   Regeneron Pharmaceuticals * (A)                         3,500              51
   Repligen *                                                500               2
   Resmed *                                                2,935             105
   Rigel Pharmaceuticals *                                13,400             304
   Savient Pharmaceuticals *                               1,200              30
   Sciele Pharma (A)                                       7,213             140
   Sirona Dental Systems * (A)                             8,375             217
   Somanetics *                                            3,056              65
   SonoSite *                                                100               3
   STERIS                                                  1,100              32
   Sun Healthcare Group * (A)                              3,400              46
   Symmetry Medical *                                        700              11
   Synta Pharmaceuticals * (A)                             2,300              14
   Techne * (A)                                              200              15
   Universal American Financial * (A)                      4,587              47
   Universal Health Services, Cl B                         4,982             315
   Vertex Pharmaceuticals * (A)                            3,300             110
   Viropharma * (A)                                       16,618             184
   Vital Signs                                             1,220              69
   Warner Chilcott, Cl A * (A)                             7,700             131
   Waters * (A)                                            6,078             392
   Watson Pharmaceuticals * (A)                           11,988             326
   WellCare Health Plans *                                   250               9
   Zoll Medical *                                            800              27
                                                                   -------------
                                                                          12,503
                                                                   -------------
INDUSTRIALS -- 12.7%
   Accuride *                                              5,237              22
   Actuant, Cl A (A)                                      11,225             352
   Acuity Brands (A)                                       2,900             139
   Administaff                                               100               3
   Advisory Board *                                        1,557              61
   AGCO * (A)                                             11,699             613
   Aircastle                                               4,800              40
   Albany International, Cl A                              1,680              49
   Alexander & Baldwin                                     1,410              64
   Allegiant Travel * (A)                                  3,040              57
   Allen-Vanguard *                                       56,500             142
   Alliant Techsystems * (A)                               2,145             218
   Allied Waste Industries * (A)                           1,974              25
   Amerco *                                                  287              14
   American Railcar Industries (A)                         4,239              71
   American Science & Engineering                          1,503              77
   AO Smith                                                1,240              41
   Apogee Enterprises (A)                                  7,200             116
   Applied Industrial Technologies                         3,071              74
   Arkansas Best                                           1,115              41
   Avis Budget Group *                                     2,400              20
   Belden                                                  3,292             112
   Blount International *                                  1,475              17
   Bowne (A)                                               3,400              43
   Brady, Cl A                                             1,108              38
   Briggs & Stratton                                      12,195             155
   Brink's                                                     8               1
   Bucyrus International, Cl A                             1,100              80
   C.H. Robinson Worldwide                                 1,100              60


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Calgon Carbon *                                         6,069   $          94
   Ceradyne *                                              1,100              38
   Chart Industries * (A)                                  2,773             135
   ChoicePoint *                                             895              43
   Clean Harbors *                                         1,335              95
   Columbus McKinnon * (A)                                 4,400             106
   Comfort Systems USA (A)                                 9,000             121
   COMSYS IT Partners * (A)                                2,800              26
   Corrections Corp of America *                           9,458             260
   CRA International *                                     6,327             229
   Crane (A)                                               5,174             199
   Cubic (A)                                               1,700              38
   Curtiss-Wright                                          3,111             139
   Deluxe (A)                                              4,147              74
   Dollar Thrifty Automotive Group *                       2,300              22
   DRS Technologies (A)                                    1,942             153
   Dun & Bradstreet                                        4,455             390
   EMCOR Group * (A)                                      10,575             302
   Encore Wire                                             3,100              66
   Ennis                                                   1,700              27
   EnPro Industries * (A)                                  4,200             157
   Equifax                                                 4,425             149
   ESCO Technologies *                                       975              46
   Esterline Technologies * (A)                               94               5
   Excel Maritime Carriers                                 1,300              51
   First Advantage, Cl A * (A)                             1,200              19
   First Solar *                                             514             140
   Flowserve                                                 871             119
   Force Protection *                                     27,200              90
   Forward Air (A)                                         3,600             125
   FreightCar America                                        955              34
   Gardner Denver * (A)                                    5,500             312
   GATX                                                      900              40
   Genco Shipping & Trading (A)                            1,200              78
   GenCorp *                                               7,100              51
   General Cable *                                         1,595              97
   Geo Group *                                             5,461             123
   GeoEye *                                               10,000             177
   Goodrich                                                1,450              69
   GrafTech International * (A)                           13,751             369
   Graham                                                    300              22
   H&E Equipment Services *                               12,980             156
   Harsco (A)                                              2,600             141
   Heidrick & Struggles International                      2,555              71
   Herman Miller                                           2,482              62
   Hertz Global Holdings * (A)                            11,700             112
   HNI                                                     2,184              39
   Honeywell International                                   880              44
   Houston Wire & Cable                                    3,171              63
   Hubbell, Cl A                                             318              15
   Hubbell, Cl B (A)                                       1,845              74
   IKON Office Solutions (A)                               5,700              64
   Jacobs Engineering Group * (A)                          3,415             276
   JB Hunt Transport Services                              9,200             306
   Joy Global                                                650              49
   Kaman                                                   1,445              33
   Kansas City Southern *                                  5,400             238
   KBR                                                       300              10
   Kennametal                                                500              16
   Kirby * (A)                                             8,595             413
   Korn/Ferry International *                              4,840              76
   Ladish *                                                1,300              27
   Lennox International (A)                                2,175              63

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Lincoln Electric Holdings                               2,599   $         205
   Manitowoc (A)                                           3,800             124
   Manpower                                                1,197              70
   MasTec * (A)                                           16,431             175
   Michael Baker *                                           109               2
   Navigant Consulting * (A)                               5,665             111
   NCI Building Systems * (A)                              5,500             202
   Old Dominion Freight Line *                             1,024              31
   Orion Marine Group *                                   18,000             254
   Oshkosh Truck (A)                                       5,807             120
   Pacer International (A)                                10,977             236
   Pall                                                    6,329             251
   Pentair                                                 2,700              95
   Perini * (A)                                            3,700             122
   PowerSecure International *                               200               1
   Quanta Services *                                      10,080             335
   Regal-Beloit                                              930              39
   Republic Airways Holdings * (A)                         9,900              86
   Robbins & Myers                                         2,573             128
   Rollins                                                   100               1
   RSC Holdings * (A)                                     21,600             200
   Rush Enterprises, Cl A * (A)                            7,012              84
   Rush Enterprises, Cl B *                                1,200              13
   Ryder System (A)                                       10,431             718
   School Specialty *                                        654              19
   Shaw Group * (A)                                        4,402             272
   Skywest (A)                                             5,090              64
   Spirit Aerosystems Holdings, Cl A *                     7,450             143
   SPX (A)                                                   400              53
   Standard Parking *                                        500               9
   Standard Register                                       2,630              25
   Sunpower, Cl A *                                        1,575             113
   TAL International Group                                 9,100             207
   TBS International, Cl A * (A)                           2,800             112
   Tecumseh Products, Cl B *                               3,703             107
   Tecumseh Products, Cl A *                               3,433             113
   Teledyne Technologies * (A)                             4,495             219
   Textainer Group Holdings ADR                           13,200             258
   Thomas & Betts *                                          100               4
   Timken                                                  4,625             152
   Toro                                                      537              18
   Twin Disc                                               1,309              27
   United Stationers *                                     5,756             213
   United Technologies                                       610              38
   Wabtec                                                  4,260             207
   Walter Industries                                         645              70
   Waste Connections *                                     2,285              73
   Watson Wyatt Worldwide, Cl A (A)                        3,300             175
   Werner Enterprises                                      4,586              85
   WESCO International * (A)                               2,443              98
                                                                   -------------
                                                                          16,400
                                                                   -------------
INFORMATION TECHNOLOGY -- 12.1%
   Activision * (A)                                        3,566             121
   ADC Telecommunications * (A)                           11,282             166
   Advanced Analogic Technologies *                        5,255              22
   Advanced Energy Industries *                            6,590              90
   Advanced Micro Devices *                                9,700              57
   Advent Software *                                       1,773              64
   Akamai Technologies *                                   4,575             158
   Amkor Technology * (A)                                 13,500             141
   Anaren * (A)                                            2,917              31
   Ansys *                                                 2,400             113


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Ariba * (A)                                             1,300   $          19
   Arris Group *                                           4,126              35
   Arrow Electronics * (A)                                 8,195             251
   Asyst Technologies *                                   33,600             120
   Atmel *                                               102,021             354
   ATMI *                                                    200               6
   Benchmark Electronics * (A)                            17,025             278
   Blackbaud                                               1,853              40
   Blackboard *                                              825              32
   Blue Coat Systems * (A)                                 7,857             111
   BMC Software * (A)                                      9,078             326
   Brightpoint *                                           6,134              45
   Broadridge Financial Solutions (A)                      8,469             178
   Cabot Microelectronics *                                  706              23
   CACI International, Cl A *                              1,267              58
   Cadence Design Systems * (A)                           15,732             159
   Checkpoint Systems *                                    3,540              74
   Ciena *                                                    39               1
   Cirrus Logic *                                          4,640              26
   Citrix Systems *                                        1,895              56
   CMGI * (A)                                              1,700              18
   Cognex                                                  1,800              41
   Comtech Telecommunications *                              753              37
   Convergys * (A)                                         1,300              19
   Cray * (A)                                              4,300              20
   Credence Systems * (A)                                 25,861              34
   Cree *                                                    940              21
   CSG Systems International * (A)                         8,015              88
   CTS                                                     2,820              28
   Cymer *                                                   565              15
   Cypress Semiconductor *                                 5,627             139
   Diebold                                                 2,975             106
   Digital River * (A)                                     2,971             115
   Diodes *                                                6,611             183
   Dolby Laboratories, Cl A * (A)                          4,900             197
   DSP Group *                                            25,500             179
   DST Systems *                                           1,200              66
   Earthlink * (A)                                        13,600             118
   EFJ *                                                  21,000              37
   Electronics for Imaging *                               4,470              65
   Emulex *                                                  200               2
   Fair Isaac                                              2,708              56
   Flir Systems *                                          3,035             123
   Global Cash Access Holdings * (A)                       2,900              20
   Harris (A)                                              1,800              91
   Harris Stratex Networks, Cl A *                        28,269             267
   Heartland Payment Systems                               3,790              89
   Hewitt Associates, Cl A * (A)                           9,506             363
   Hughes Communications * (A)                               700              34
   Hutchinson Technology *                                 8,200             110
   Hypercom *                                              8,836              39
   Imation                                                11,404             261
   Integrated Device Technology * (A)                     38,135             378
   Intermec *                                              1,140              24
   International Rectifier *                                 510              10
   Intersil, Cl A (A)                                        900              22
   Intuit *                                                5,725             158
   Itron *                                                 1,465             144
   IXYS *                                                  3,402              41
   j2 Global Communications * (A)                            900              21
   Jabil Circuit                                           7,500             123
   JDA Software Group * (A)                               16,774             304
   JDS Uniphase * (A)                                      7,200              82

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Juniper Networks *                                      1,515   $          34
   Jupitermedia *                                         19,300              27
   Kenexa * (A)                                            5,100              96
   Knot *                                                 21,500             210
   Lam Research *                                            300              11
   Lexmark International, Cl A *                           4,686             157
   Linear Technology                                       2,300              75
   Lionbridge Technologies *                              25,597              66
   LSI Logic *                                             9,600              59
   MAXIMUS (A)                                             1,700              59
   McAfee *                                                  575              20
   MEMC Electronic Materials * (A)                           725              45
   Methode Electronics (A)                                 6,500              68
   Mettler Toledo International * (A)                      3,683             349
   Micros Systems *                                        1,864              57
   Microsemi *                                             8,950             225
   MicroStrategy, Cl A *                                   1,530              99
   Microtune *                                             3,710              13
   MIPS Technologies *                                    36,500             137
   Monolithic Power Systems *                              3,885              84
   Move *                                                 32,435              76
   MTS Systems                                             3,449             124
   Multi-Fineline Electronix * (A)                         5,200             144
   National Semiconductor                                  3,574              73
   NCR *                                                   1,575              40
   Net 1 UEPS Technologies * (A)                           2,207              54
   Netgear *                                              14,765             205
   Netlogic Microsystems *                                   320              11
   Novatel Wireless *                                     24,800             276
   Nvidia * (A)                                            3,400              64
   ON Semiconductor *                                      4,410              40
   Oplink Communications *                                   700               7
   OSI Systems *                                           6,250             134
   Palm                                                   36,100             195
   Parametric Technology *                                11,511             192
   Park Electrochemical                                    9,200             224
   Parkervision *                                         18,300             182
   Phoenix Technologies *                                  5,128              56
   Plantronics                                               950              21
   Plexus *                                                6,670             185
   PMC - Sierra *                                         25,300             194
   QLogic * (A)                                           12,900             188
   Radiant Systems * (A)                                   7,193              77
   RealNetworks *                                          3,075              20
   Rudolph Technologies *                                 15,500             119
   S1 * (A)                                                6,700              51
   SAIC * (A)                                              3,500              73
   Salesforce.com *                                        1,900             130
   Sapient *                                              12,291              79
   Scansource *                                            3,024              81
   Seachange International *                              15,500             111
   Seagate Technology (A)                                  4,900              94
   Secure Computing * (A)                                 12,745              53
   Silicon Laboratories *                                  1,400              51
   Sohu.com * (A)                                          3,102             219
   Standard Microsystems *                                   420              11
   Sybase * (A)                                           15,913             468
   Symyx Technologies *                                    2,145              15
   Synaptics * (A)                                           633              24
   SYNNEX * (A)                                              785              20
   Synopsys * (A)                                         11,882             284
   Taleo, Cl A *                                              90               2
   Technitrol                                              3,140              53

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Teradata *                                              1,550   $          36
   Teradyne * (A)                                          3,500              39
   TNS * (A)                                               4,613             111
   TriQuint Semiconductor *                               18,526             112
   TTM Technologies * (A)                                 27,981             370
   Tyler Technologies *                                    5,691              77
   Valueclick * (A)                                        4,300              65
   Varian Semiconductor Equipment Associates *             2,025              71
   Veeco Instruments *                                     3,790              61
   VeriFone Holdings *                                       650               8
   Viasat *                                                1,544              31
   Vishay Intertechnology *                                7,566              67
   Websense *                                                925              16
   Western Digital * (A)                                   9,400             325
   Zoran *                                                 7,196              84
   Zygo *                                                  9,000              88
                                                                   -------------
                                                                          15,615
                                                                   -------------
MATERIALS -- 6.6%
   Airgas                                                  4,158             243
   AK Steel Holding (A)                                    9,868             681
   Albemarle                                               2,692             107
   AM Castle                                               2,973              85
   AMCOL International                                     7,500             213
   Ashland                                                 5,425             261
   Ball (A)                                                  800              38
   Brush Engineered Materials *                            1,700              42
   Buckeye Technologies * (A)                             10,100              85
   Cabot                                                   4,755             116
   Carpenter Technology                                    5,390             235
   Celanese, Ser A (A)                                     4,900             224
   Cincinnati Bell *                                      33,654             134
   Eastman Chemical (A)                                    1,685             116
   Ferro                                                   4,742              89
   FMC (A)                                                 3,900             303
   Frontera Copper (Canada) *                             50,500             149
   Glatfelter                                                100               1
   Greif, Cl A (A)                                         6,441             412
   Grief, Cl B *                                             100               6
   Grupo Simec ADR *                                      17,500             295
   H.B. Fuller                                             6,815             153
   Hecla Mining * (A)                                     14,871             138
   Hercules (A)                                            5,923             100
   Horsehead Holding *                                    22,100             269
   Innophos Holdings (A)                                   1,300              42
   Innospec                                                1,900              36
   Katanga Mining (Canada) *                              17,700             227
   LSB Industries *                                        3,326              66
   Lubrizol                                                  561              26
   Minerals Technologies (A)                               1,400              89
   Myers Industries                                        9,677              79
   Neenah Paper                                            1,120              19
   NewMarket (A)                                           1,570             104
   Olin (A)                                                6,200             162
   Olympic Steel (A)                                       3,628             275
   OM Group *                                              4,500             148
   Owens-Illinois * (A)                                   10,949             456
   Packaging Corp of America                               3,400              73
   Pactiv *                                                7,558             160
   Reliance Steel & Aluminum (A)                           4,893             377
   Rock-Tenn, Cl A (A)                                     7,800             234
   RTI International Metals *                                300              11

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   Schnitzer Steel Industries, Cl A                        2,801   $         321
   Scotts Miracle-Gro, Cl A                                1,000              18
   ShengdaTech * (A)                                       5,400              54
   Sherritt International (Canada)                         9,600             145
   Silgan Holdings                                         1,260              64
   Sonoco Products (A)                                     4,500             139
   Terra Industries (A)                                    3,500             173
   Universal Stainless & Alloy *                           5,500             204
   US Concrete *                                           7,218              34
   Western Goldfields *                                   90,500             212
                                                                   -------------
                                                                           8,443
                                                                   -------------
TELECOMMUNICATION SERVICES -- 1.7%
   Alaska Communications Systems Group                    16,731             200
   Atlantic Telegraph-Network (A)                          3,500              96
   Centennial Communications *                            33,500             235
   CenturyTel (A)                                          4,500             160
   Embarq (A)                                              2,700             128
   Fairpoint Communications                               31,400             226
   Globalstar *                                           60,300             171
   Iowa Telecommunications Services                        7,010             123
   iPCS *                                                     56               2
   NTELOS Holdings (A)                                     3,600              91
   Premiere Global Services * (A)                         14,563             212
   Sierra Wireless *                                      13,000             190
   Syniverse Holdings * (A)                               11,739             190
   tw telecom inc, Cl A *                                  5,190              83
   USA Mobility                                            2,125              16
   Vonage Holdings *                                      21,335              35
                                                                   -------------
                                                                           2,158
                                                                   -------------
UTILITIES -- 4.6%
   AES * (A)                                               9,300             179
   AGL Resources                                           5,736             198
   Alliant Energy (A)                                      3,348             115
   Atmos Energy                                            2,258              62
   Avista (A)                                              5,800             124
   Black Hills                                             1,485              48
   Centerpoint Energy                                      9,200             148
   Cia de Saneamento de Minas Gerais-COPASA (Brazil)      14,800             277
   Cleco                                                  10,514             245
   CMS Energy                                                900              13
   DPL                                                     4,925             130
   Edison International (A)                                2,200             113
   El Paso Electric * (A)                                  2,300              46
   Empire District Electric                                3,300              61
   Energen (A)                                             8,575             669
   Equitable Resources                                     3,565             246
   Great Plains Energy (A)                                 3,772              95
   Idacorp                                                 4,631             134
   Laclede Group                                           1,655              67
   MDU Resources Group (A)                                 1,700              59
   New Jersey Resources                                    6,611             216
   Northwest Natural Gas                                   4,186             194
   NorthWestern                                            7,025             179
   NRG Energy * (A)                                          500              21
   Oneok (A)                                               8,666             423
   Ormat Technologies                                        200              10
   Pepco Holdings (A)                                      3,000              77
   PNM Resources                                           1,060              13
   Portland General Electric                                 810              18
   Questar                                                   900              64

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Diversified Alpha Fund
June 30, 2008

                                                      Shares/
                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Reliant Energy *                                        5,200   $         111
   SCANA (A)                                               8,961             332
   Sierra Pacific Resources                                7,795              99
   Southern Union (A)                                      3,844             104
   UGI                                                    12,932             371
   Unisource Energy                                          270               8
   Vectren                                                10,532             329
   WGL Holdings                                              780              27
   Wisconsin Energy                                        6,820             308
                                                                   -------------
                                                                           5,933
                                                                   -------------
Total Common Stock
   (Cost $113,168) ($ Thousands)                                         107,705
                                                                   -------------

                                                     Number of
                                                      Warrants
                                                   -------------
WARRANTS -- 0.0%
   Oilsands Quest
      Expires 12/05/09 *                                   2,250               5
   Rentech
      Expires 04/25/12 * (B) (C)                           1,000               1
   Titanium Asset Management
      Expires 06/21/11 *                                   8,400              11
                                                                   -------------
Total Warrants
   (Cost $--) ($Thousands)                                                    17
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 17.3%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 13.4%
   FHLMC
      6.000%, 05/01/23                             $       2,000           2,049
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
      5.000%, 08/01/35                                     3,767             946
   FNMA TBA
      6.500%, 07/01/32                                     2,000           2,059
      6.000%, 07/01/21                                     8,000           8,200
      5.500%, 07/01/22 to 07/01/37                         2,800           2,902
      5.000%, 07/01/22                                     1,000             989
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
      5.000%, 08/01/35                                       629             158
                                                                   -------------
                                                                          17,303
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 3.9%
   American Home Mortgage Investment Trust,
    Ser 2005-4, Cl 5A
      5.350%, 07/25/08 (D)                                   498             420
   American Home Mortgage Investment
    Trust, Ser 2004-3, Cl 2A
      4.133%, 09/01/08 (D)                                   175             151
   American Home Mortgage Investment
    Trust, Ser 2005-1, Cl 4A1
      4.498%, 07/01/08 (D)                                    74              57
   Bear Stearns Alternative Loan Trust,
    Ser 2004-12, Cl 2A2
      6.643%, 07/01/08 (D)                                   162             150
   Citigroup Mortgage Loan Trust,
    Ser 2007-AR5, Cl 1A2A
      5.609%, 07/01/08 (D)                                   394             313

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Countrywide Home Loans, Ser 2007-
    HYB2, Cl 3A1
      5.454%, 07/01/08 (D)                         $          88   $          66
   Countrywide Home Loans, Ser 2007-
    HYB1, Cl 1A1
      5.551%, 07/01/08 (D)                                   398             370
   GS Mortgage Securities II, Ser 2007-
    GG10, Cl A4
      5.993%, 07/01/08 (D)                                   100              96
   Impac Secured Assets CMO Owners
    Trust, Ser 2007-2, Cl 1A1A
      2.593%, 07/29/08 (D)                                   331             288
   Impac Secured Assets, Ser 2007-3,
    Cl 1A1A
      2.593%, 07/31/08 (D)                                   402             381
   JP Morgan Chase Commercial
    Mortgage, Ser 2006-CB17, Cl A4
      5.429%, 12/12/43                                       200             189
   Lehman XS Trust, Ser 2007-4N, Cl 1A1
      5.450%, 03/25/47 (D)                                   310             230
   Merrill Lynch Mortgage Investors,
    Ser 2005-A4, Cl 1A
      5.382%, 07/01/08 (D)                                   144             139
   Morgan Stanley Mortgage Loan Trust,
    Ser 2007-11AR, Cl 2A5
      5.987%, 07/01/08 (D)                                    90              62
   Morgan Stanley Mortgage Loan Trust,
    Ser 2007-14AR, Cl 6A1
      6.470%, 08/25/08 (D)                                   536             432
   Structured Adjustable Rate Mortgage
    Loan Trust, Ser 2007-9, Cl 2A1
      5.996%, 08/25/08 (D)                                   458             341
   Structured Adjustable Rate Mortgage,
    Ser 2006-3
      5.965%, 07/01/08 (D)                                   444             345
   Washington Mutual Mortgage Pass-
    Through Certificates, Ser 2007-HY2, Cl 1A1
      5.734%, 04/25/37 (D)                                   438             326
   Washington Mutual Mortgage Pass-
    Through Certificates, Ser 2007-HY4, Cl 1A1
      5.553%, 07/01/08 (D)                                   329             311
   Washington Mutual Mortgage Pass-
    Through Certificates, Ser 2007-HY6, Cl 1A1
      5.673%, 06/25/37 (D)                                   339             305
                                                                   -------------
                                                                           4,972
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $23,053) ($ Thousands)                                           22,275
                                                                   -------------
ASSET-BACKED SECURITIES -- 3.5%
MORTGAGE RELATED SECURITIES -- 1.1%
   GMAC Mortgage Loan Trust,
    Ser 2007-HE1, Cl A2
      5.621%, 08/25/37 (D)                                   216             130
   Home Equity Mortgage Trust,
    Ser 2007-2, Cl 2A1A
      2.543%, 07/31/08 (D)                                   375             198
   Novastar Home Equity Loan,
    Ser 2007-1, Cl A2A1
      2.582%, 07/31/08 (D)                                   263             251

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Diversified Alpha Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Option One Mortgage Loan Trust,
    Ser 2007-HL1, Cl 2A1
      2.603%, 07/26/08 (D)                         $         368   $         341
   Renaissance Home Equity Loan Trust,
    Ser 2007-1, Cl Av1
      2.612%, 07/29/08 (D)                                   258             245
   Residential Funding Mortgage
    Securities, Ser 2007-HI1, Cl A1
      5.450%, 03/25/37 (D)                                   241             221
                                                                   -------------
                                                                           1,386
                                                                   -------------
OTHER ASSET-BACKED SECURITIES -- 2.4%
   Carrington Mortgage Loan Trust,
    Ser 2007-FRE1, Cl A1
      2.603%, 07/25/08 (D)                                   256             247
   Countrywide Asset-Backed Certificates,
    Ser 2007-BC1, Cl M1
      2.733%, 07/31/08 (D)                                   400              88
   Credit-Based Asset Servicing and
    Securitization, Ser 2007-CB4, Cl A1A
      2.572%, 07/25/08 (D)                                   380             359
   First Franklin Mortgage Loan Asset-
    Backed Certificates, Ser 2006-FF14, Cl A2
      2.543%, 07/25/08 (D)                                   340             313
   First Franklin Mortgage Loans,
    Ser 2006-FF12, Cl A2
      2.522%, 07/25/08 (D)                                   128             123
   GSAMP Trust, Ser 2007-HE2, Cl A2A
      2.513%, 07/20/08 (D)                                   274             261
   Indymac Residential Asset-Backed
    Trust, Ser 2007-A, Cl 2A1
      2.612%, 07/12/08 (D)                                   227             224
   Merrill Lynch Mortgage Investors,
    Ser 2007-HE2, Cl A2A
      2.603%, 07/30/08 (D)                                   306             288
   RAAC Series, Ser 2007-SP1, Cl A1
      2.633%, 07/10/08 (D)                                   233             220
   Residential Asset Securities ,
    Ser 2007-KS3, Cl A1A
      2.571%, 04/25/37 (D)                                   273             260
   Structured Asset Investment Loan
    Trust, Ser 2003-BC4, Cl M2
      5.483%, 07/25/08 (D)                                    54              45
   Structured Asset Securities,
    Ser 2007-EQ1, Cl A2
      2.572%, 07/31/08 (D)                                   394             370
   Wells Fargo Home Equity Trust,
    Ser 2007-2, Cl A1
      2.572%, 07/20/08 (D)                                   356             349
                                                                   -------------
                                                                           3,147
                                                                   -------------
Total Asset-Backed Securities
   (Cost $5,341) ($ Thousands)                                             4,533
                                                                   -------------
CONVERTIBLE BOND -- 0.1%
   Nova BioSource
      10.000%, 09/30/12 (E)                                  223             140
                                                                   -------------
Total Convertible Bond
   (Cost $221) ($ Thousands)                                                 140
                                                                   -------------


                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                            /Share      ($ Thousands)
-----------                                        -------------   -------------
CORPORATE OBLIGATIONS -- 0.1%
FINANCIALS -- 0.1%
   Discover Financial Services
      6.450%, 06/12/17                             $          10   $           8
   Scorpio Mining
      7.000%, 05/05/11 (B) (C)                                52              55
                                                                   -------------
Total Corporate Obligations
   (Cost $62) ($ Thousands)                                                   63
                                                                   -------------
CASH EQUIVALENT -- 11.2%
   SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 2.530% ** ++               14,400,844          14,401
                                                                   -------------
Total Cash Equivalent
   (Cost $14,401) ($ Thousands)                                           14,401
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.9%
   FNMA
      10.444%, 02/02/09 (F) (G)                              275             271
      2.085%, 11/07/08 (F)                                   950             941
                                                                   -------------
Total U.S. Government Agency
Obligations
   (Cost $1,214) ($ Thousands)                                             1,212
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 0.4%
   U.S. Treasury Bond TIPS
      2.375%, 04/15/11                                        94             100
   U.S. Treasury Bills
      1.824%, 08/21/08 (G) (H)                               430             428
      1.735%, 09/18/08 (G) (H)                                30              30
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $552) ($ Thousands)                                                 558
                                                                   -------------
Total Investments -- 117.2%
   (Cost $158,012) ($ Thousands) @                                 $     150,904
                                                                   =============
COMMON STOCK SOLD SHORT -- (6.1)%
CONSUMER DISCRETIONARY -- (1.1)%
   99 Cents Only Stores*                                 (10,200)            (67)
   Arctic Cat                                             (3,100)            (24)
   Audiovox, Cl A*                                        (1,700)            (17)
   California Coastal Communities*                       (11,846)            (45)
   Century Casinos*                                      (14,571)            (48)
   Coinstar*                                              (2,205)            (72)
   Coldwater Creek*                                       (3,500)            (18)
   CPI                                                      (200)             (4)
   Dover Motorsports                                      (8,271)            (42)
   Gaylord Entertainment*                                 (3,000)            (72)
   Great Wolf Resorts*                                   (11,371)            (50)
   Group 1 Automotive                                     (4,300)            (85)
   Harley-Davidson                                          (600)            (22)
   K-Swiss, Cl A                                          (7,100)           (105)
   Lakes Entertainment*                                  (15,666)           (103)
   Leapfrog Enterprises*                                  (4,701)            (39)
   Lifetime Brands                                        (3,390)            (28)
   Lithia Motors, Cl A                                    (5,600)            (28)
   Live Nation*                                           (7,600)            (80)
   Lodgenet Entertainment*                                (2,900)            (14)

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   MTR Gaming Group*                                     (15,955)  $         (76)
   Nordstrom                                              (1,600)            (48)
   Peet's Coffee & Tea*                                     (685)            (14)
   Pinnacle Entertainment*                                (2,100)            (22)
   Ruth's Chris Steak House*                              (4,362)            (23)
   Sonic Automotive, Cl A                                 (2,200)            (28)
   Spartan Motors                                         (4,966)            (37)
   Steak N Shake*                                           (414)             (3)
   Texas Roadhouse, Cl A*                                   (200)             (2)
   Town Sports International Holdings*                    (1,900)            (18)
   Triarc, Cl B                                           (1,613)            (10)
   Universal Technical Institute*                         (5,400)            (67)
   Washington Post, Cl B                                     (40)            (23)
   Woodbridge Holdings*                                  (39,409)            (46)
                                                                   -------------
                                                                          (1,380)
CONSUMER STAPLES -- (0.4)%                                         -------------
   Alico                                                    (153)             (5)
   Andersons                                              (1,278)            (52)
   Calavo Growers                                         (4,091)            (50)
   Great Atlantic & Pacific Tea*                          (4,300)            (98)
   MGP Ingredients                                          (900)             (5)
   Smithfield Foods*                                      (2,900)            (58)
   United Natural Foods*                                  (7,300)           (142)
   Weis Markets                                           (1,900)            (62)
                                                                   -------------
                                                                            (472)
ENERGY -- (0.6)%                                                   -------------
   Atlas America                                            (300)            (14)
   CARBO Ceramics                                         (2,600)           (152)
   Dril-Quip*                                               (400)            (25)
   EXCO Resources*                                        (2,900)           (107)
   Exterran Holdings*                                     (1,200)            (86)
   Harvest Natural Resources*                             (9,900)           (109)
   OYO Geospace*                                          (3,033)           (178)
   Rex Energy*                                            (1,200)            (32)
   Weatherford International*                               (700)            (35)
                                                                   -------------
                                                                            (738)
FINANCIALS -- (1.0)%                                               -------------
   Apollo Investment*                                     (4,500)            (64)
   Ares Capital                                           (8,400)            (86)
   BankFinancial                                          (4,174)            (54)
   Beneficial Mutual Bancorp*                             (2,100)            (23)
   Cardinal Financial                                     (4,574)            (29)
   Chemical Financial                                       (600)            (12)
   Cowen Group*                                           (1,053)             (8)
   Deerfield Capital+                                       (171)             --
   Dime Community Bancshares                                (100)             (2)
   Guaranty Bancorp*                                     (12,166)            (44)
   Harris & Harris Group*                                 (7,798)            (47)
   Hilltop Holdings*                                      (1,500)            (15)
   Independence Holding*                                  (4,855)            (47)
   Infinity Property & Casualty                           (2,000)            (83)
   Irwin Financial                                          (100)             --
   KBW*                                                     (700)            (14)
   Lazard, Cl A                                           (2,700)            (93)
   NYMAGIC                                                (2,000)            (38)
   Piper Jaffray*                                           (500)            (15)
   Plum Creek Timber+                                     (4,100)           (175)
   Potlatch+                                              (1,800)            (81)
   Stewart Information Services                           (7,109)           (138)
   SWS Group                                              (3,000)            (50)
   Thomas Weisel Partners Group*                          (2,400)            (13)

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   TICC Capital                                           (7,000)  $         (38)
   Zenith National Insurance                              (2,600)            (91)
                                                                   -------------
                                                                          (1,260)
                                                                   -------------
HEALTH CARE -- (0.7)%
   Abaxis*                                                (2,198)            (53)
   Abiomed*                                               (3,000)            (53)
   AMAG Pharmaceuticals*                                  (2,900)            (98)
   APP Pharmaceuticals*                                   (2,305)            (39)
   Auxilium Pharmaceuticals*                                (700)            (24)
   Brookdale Senior Living                                (4,300)            (88)
   Emeritus*                                              (5,407)            (79)
   Enzo Biochem*                                          (9,059)           (101)
   Micrus Endovascular*                                   (3,000)            (42)
   Minrad International*                                 (26,545)            (54)
   Mylan Laboratories                                     (4,000)            (48)
   Spectranetics*                                         (8,200)            (81)
   Third Wave Technologies*                               (8,764)            (98)
   Vital Images*                                          (3,200)            (40)
                                                                   -------------
                                                                            (898)
                                                                   -------------
INDUSTRIALS -- (0.4)%
   Coleman Cable *                                        (8,279)            (86)
   Courier                                                (1,000)            (20)
   Flanders*                                             (11,460)            (69)
   FreightCar America                                       (400)            (14)
   Gehl*                                                  (2,300)            (34)
   GeoEye*                                                (1,800)            (32)
   Healthcare Services Group                              (6,200)            (95)
   Innovative Solutions & Support*                        (2,784)            (18)
   Ladish*                                                  (100)             (2)
   LMI Aerospace*                                         (3,807)            (67)
   Northwest Pipe*                                        (1,600)            (89)
   Team*                                                  (1,426)            (49)
   TurboChef Technologies*                                (2,600)            (12)
   Vicor                                                    (500)             (5)
                                                                   -------------
                                                                            (592)
                                                                   -------------
INFORMATION TECHNOLOGY -- (1.0)%
   Acme Packet*                                           (8,866)            (69)
   Agilysys                                               (4,100)            (46)
   Ariba*                                                 (6,309)            (93)
   Aruba Networks*                                        (7,200)            (38)
   Cavium Networks*                                       (4,411)            (93)
   DealerTrack Holdings*                                    (900)            (13)
   Ditech Networks*                                      (16,733)            (36)
   DTS*                                                   (4,820)           (151)
   Electronic Arts*                                         (300)            (13)
   Hughes Communications*                                 (1,321)            (65)
   IPG Photonics*                                         (1,900)            (36)
   Liquidity Services*                                    (2,400)            (28)
   LivePerson*                                           (21,672)            (61)
   Micron Technology*                                     (9,570)            (57)
   MoSys*                                                (14,671)            (72)
   Optium*                                                  (900)             (7)
   PDF Solutions*                                         (8,217)            (49)
   Pericom Semiconductor*                                   (300)             (4)
   PLX Technology*                                        (4,400)            (34)
   Radisys*                                                 (900)             (8)
   SanDisk*                                               (3,700)            (69)
   SAVVIS*                                                (2,400)            (31)
   Smith Micro Software*                                  (6,126)            (35)
   SourceForge*                                          (36,551)            (58)
   Symyx Technologies*                                    (4,100)            (29)

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Diversified Alpha Fund
June 30, 2008

                                                                    Market Value
Description                                            Shares      ($ Thousands)
-----------                                        -------------   -------------
   THQ*                                                   (5,400)  $        (108)
                                                                   -------------
                                                                          (1,303)
                                                                   -------------
MATERIALS -- (0.6)%
   Balchem                                                  (100)             (2)
   Deltic Timber                                          (1,236)            (66)
   Eagle Materials                                        (2,700)            (68)
   Esmark*                                                   (58)             (1)
   General Moly*                                         (10,400)            (82)
   Louisiana-Pacific                                     (17,135)           (145)
   Royal Gold                                             (1,900)            (60)
   Temple-Inland                                          (9,600)           (109)
   Titanium Metals                                        (1,800)            (25)
   Valhi                                                  (1,200)            (33)
   Vulcan Materials                                       (1,700)           (103)
   Westlake Chemical                                      (6,400)            (95)
                                                                   -------------
                                                                            (789)
                                                                   -------------
TELECOMMUNICATION SERVICES -- (0.0)%
   Cbeyond*                                               (1,600)            (25)
   Crown Castle International*                              (900)            (35)
                                                                   -------------
                                                                             (60)
                                                                   -------------
UTILITIES -- (0.3)%
   California Water Service Group                         (2,137)            (70)
   Central Vermont Public Service                         (1,852)            (36)
   CH Energy Group                                        (2,500)            (89)
   Connecticut Water Services*                            (3,007)            (67)
   Middlesex Water*                                       (3,236)            (54)
   SJW                                                    (1,065)            (28)
                                                                   -------------
                                                                            (344)
                                                                   -------------
Total Common Stock Sold Short
   (Proceeds $(9,674)) ($ Thousands)                                      (7,836)
                                                                   -------------


     Percentages are based on Net Assets of $128,730 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of June 30, 2008.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security.

(A) All or a portion of this security is held as collateral for securities sold short. The total value of collateral for securities sold short at June 30, 2008 was $33,521.

(B) Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2008 was $287 ( $ Thousands) and represented 0.22% of Net Assets.

(C) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2008 was $287 ($ Thousands) and represented 0.22% of Net Assets.

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2008.

(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F) Zero Coupon Bond -- The rate shown is the effective yield at time of purchase.

(G) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(H)  The rate reported is the effective yield at time of purchase.

ADR    -- American Depositary Receipt
Cl     -- Class
CMO    -- Collateralized Mortgage Obligation
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
IO     -- Interest Only - face amount represents notional amount
PIPE   -- Private Investment in Public Entity
Ser    -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA    -- To Be Announced
TIPS   -- Treasury Inflation Protected Security

@ At June 30, 2008, the tax basis cost of the Fund's investments was $158,012 ($ Thousands), and the unrealized appreciation and depreciation were $10,633 ($ Thousands) and ($17,741) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:

                                                          Unrealized
                              Number of                  Appreciation
Type of                       Contracts    Expiration   (Depreciation)
Contract                    Long (Short)      Date      ($ Thousands)
--------                    ------------   ----------   --------------
90-Day Euro$                       3         Dec-2008      $    (3)
90-Day Euro$                      11         Dec-2009          (23)
90-Day Euro$                      (1)        Dec-2010           (1)
90-Day Euro$                      (1)        Dec-2011           (1)
90-Day Euro$                      10        Sept-2008           (4)
90-Day Euro$                      26        Sept-2009            3
90-Day Euro$                      (1)       Sept-2010           (1)
90-Day Euro$                       6        Sept-2012            3
90-Day Euro$                      25        June-2009           15
90-Day Euro$                     (19)       June-2010          (24)
90-Day Euro$                       4        June-2012            1
90-Day Euro$                       9         Mar-2009          (15)
90-Day Euro$                       1         Mar-2010           (1)
90-Day Euro$                      (1)        Mar-2011           (1)
90-Day Euro$                      (1)        Mar-2012           (1)
90-Day Euro$                       2         Dec-2012            0
Russell 2000 Index E-MINI        184        Sept-2008         (493)
S&P Mid 400 Index E-MINI         165        Sept-2008         (540)
10-Year Swap                    (37)        Sept-2008           (6)
U.S. 2-Year Note                  (6)        Oct-2008            2
U.S. 5-Year Note                 (18)       Sept-2008            2
U.S. 10-Year Note                 16        Sept-2008           15
U.S. Long Treasury Bond            1        Sept-2008            2
                                                           -------
                                                           $(1,071)
                                                           =======

A summary of restricted securities held by the Fund at June 30, 2008, is as follows:

                                        Right to
                Number    Acquisition    Acquire        Cost        Market Value   % of Net
Description   of Shares       Date        Date     ($ Thousands)   ($ Thousands)    Assets
-----------   ---------   -----------   --------   -------------   -------------   --------
BPZ Energy
   PIPE         10,100      5/07/07      5/07/07        $ 53            $297         0.23%
Rentech
   Warrant       1,000      5/30/07      5/30/07          --               1         0.00
Scorpio
   Mining       52,300      5/02/08      5/02/08          52              54         0.04
Value
   Creation      8,040      2/29/08      2/29/08          87              79         0.06
Thunderbird
   Resorts
   PIPE         15,300     11/15/07     11/15/07         138             138         0.11
Thunderbird
   Resorts
   PIPE          1,700      2/07/08      2/07/08          15              15         0.01
Oil Sands
   Quest
   Warrant       3,500      5/02/07      5/02/07          10              23         0.02
                                                        ----            ----         ----
                                                        $355            $607         0.47%
                                                        ====            ====         ====

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Diversified Alpha Fund
June 30, 2008

A summary of outstanding swap agreements held by the Fund at June 30, 2008, is as follows:

                               Total Return Swaps

                                                                                                               Net
                                                                                                             Unrealized
                   Reference                                                Termination   Notional Amount   Depreciation
Counterparty   Entity/Obligation      Fund Pays          Fund Receives          Date         (Thousands)    ($Thousands)
------------   -----------------   ---------------   --------------------   -----------   ---------------   ------------
Barclays       BAS AAA 10YR        Negative Spread   Initial Index Spread
               CMBS Daily Index    Return            Plus 0 bp                08/31/08         15,000          $(539)
                                                                                                               =====

                              Credit Default Swaps

                                                                                                Net Unrealized
                                                      (Pays)/                                    Appreciation
                       Reference         Buy/Sell    Receives   Termination   Notional Amount   (Depreciation)
Counterparty      Entity/Obligation     Protection     Rate         Date        (Thousands)      ($ Thousands)
------------      -------------------   ----------   --------   -----------   ---------------   --------------
Barclays          ABX.HE.AAA-6-1
                  Index                    Sell        0.18%      12/25/49         1,000             $160
Barclays          ABX.HE.AAA-6-1
                  Index                    Sell        0.18       09/20/13           750                1
Goldman Sachs     Borgwarner Inc.,
                  6.500%, 02/15/2009        Buy       (0.80)      09/20/13         1,250                3
Goldman Sachs     CDX.NA.IG 10 Index        Buy       (0.02)      12/20/11           750               59
Goldman Sachs     CDX.NA.IG 9 Index         Buy       (0.60)      06/20/13           750               17
Goldman Sachs     CDX.NA.IG 9 Index         Buy       (0.60)      09/20/13           500                3
Goldman Sachs     CDX.NA.IG 9 Index         Buy       (0.60)      03/20/13         1,250                1
Bank Of America   CDX.NA.IG 9 Index         Buy       (0.60)      12/20/11           750               14
Goldman Sachs     Centurytel Inc.,
                  6.000% 04/01/2017         Buy       (1.10)      09/20/13           750               --
Goldman Sachs     CMBX.NA.BBB 2 Index       Buy       (0.60)      12/20/11           750                8
Bank Of America   Lowes Companies
                  Inc., 8.250%,
                  06/01/2010                Buy       (0.95)      03/20/13         1,000              (14)
Bank Of America   Safeway Inc.,
                  5.800%, 08/15/2012        Buy       (0.59)      06/20/13         1,500                3
                                                                                                     ----
                                                                                                     $255
                                                                                                     ====

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund
June 30, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
---------------------------------------------------   ----------   -------------
COMMON STOCK -- 95.4%
CONSUMER DISCRETIONARY -- 13.6%
   Abercrombie & Fitch, Cl A                              3,600       $    226
   Advance Auto Parts                                    17,800            691
   American Eagle Outfitters                             16,900            230
   AnnTaylor Stores *                                     2,300             55
   Apollo Group, Cl A *                                   6,400            283
   Autoliv (A)                                           20,400            951
   Autonation *                                           5,900             59
   Autozone *                                             3,400            412
   Big Lots * (A)                                        25,100            784
   Brinker International                                 10,400            197
   CBS, Cl B                                             17,100            333
   Centex                                                 8,200            110
   Christopher & Banks                                    4,500             31
   Coach *                                               14,900            430
   Darden Restaurants                                    34,100          1,089
   DIRECTV Group *                                       13,600            352
   DISH Network, Cl A * (A)                              39,900          1,168
   Dollar Tree *                                         40,200          1,314
   Expedia *                                             46,000            846
   Family Dollar Stores (A)                              51,400          1,025
   Gannett                                               16,000            347
   Gap (A)                                               10,400            173
   Gymboree *                                             1,300             52
   H&R Block                                                800             17
   Hanesbrands * (A)                                     30,200            820
   Harley-Davidson                                        2,100             76
   Hasbro (A)                                            34,100          1,218
   Hillenbrand                                           23,800            509
   IAC/InterActive *                                     16,600            320
   International Speedway, Cl A                           3,500            137
   Jack in the Box *                                      6,000            135
   Jarden * (A)                                           9,000            164
   Jones Apparel Group                                   17,100            235
   Lennar, Cl A (A)                                      56,900            702
   Limited Brands (A)                                     7,300            123
   Mattel                                                13,100            224
   MDC Holdings                                           5,100            199
   Newell Rubbermaid                                      2,100             35
   Nordstrom (A)                                          2,000             61
   NVR * (A)                                              1,700            850
   RadioShack                                             1,300             16
   Ross Stores                                              700             25
   Royal Caribbean Cruises                                2,000             45
   Service International                                 67,000            661
   Sherwin-Williams                                       1,000             46
   Skechers U.S.A., Cl A *                                2,200             44
   Snap-On (A)                                           17,000            884
   Stamps.com *                                           2,400             30
   Stanley Works                                          2,000             90
   Steven Madden *                                        1,000             18
   Thor Industries (A)                                      600             13
   TJX (A)                                               34,000          1,070
   TRW Automotive Holdings *                             37,000            683
   Urban Outfitters *                                     8,200            256
   VF                                                     2,800            199
   Warner Music Group                                    22,500            161
   Weight Watchers International                            500             18
   Whirlpool                                              3,500            216
   Wyndham Worldwide                                      9,900            177

                                                                    Market Value
Description                                             Shares     ($ Thousands)
---------------------------------------------------   ----------   -------------
   Yum! Brands                                            5,200       $    182
                                                                      --------
                                                                        21,817
                                                                      --------
CONSUMER STAPLES -- 5.0%
   Avon Products                                          5,100            184
   Bare Escentuals * (A)                                  5,300             99
   Bunge                                                    200             22
   Campbell Soup                                          5,400            181
   Clorox                                                 5,700            298
   Coca-Cola Enterprises                                 13,200            228
   ConAgra Foods                                         14,300            276
   Del Monte Foods                                       38,800            275
   Energizer Holdings *                                   1,300             95
   Herbalife                                             24,100            934
   HJ Heinz                                               2,500            120
   Kroger                                                 9,100            263
   Molson Coors Brewing, Cl B                            18,300            994
   Nu Skin Enterprises, Cl A                             11,200            167
   Pepsi Bottling Group                                  40,200          1,122
   PepsiAmericas                                          4,300             85
   Reynolds American                                      3,200            149
   Safeway (A)                                           23,800            679
   Sara Lee                                              33,500            410
   SUPERVALU                                             40,200          1,242
   Tyson Foods, Cl A                                     14,100            211
                                                                      --------
                                                                         8,034
                                                                      --------
ENERGY -- 12.8%
   Cameron International *                                8,300            460
   Chesapeake Energy (A)                                 10,300            679
   Cimarex Energy (A)                                    23,700          1,651
   CNX Gas *                                              2,500            105
   Denbury Resources *                                    1,100             40
   El Paso                                               77,100          1,676
   ENSCO International (A)                               22,100          1,784
   FMC Technologies *                                    10,000            769
   Helmerich & Payne (A)                                 23,300          1,678
   Hess                                                   9,000          1,136
   Murphy Oil                                             6,500            637
   National Oilwell Varco *                               1,000             89
   Noble                                                  6,100            396
   Noble Energy                                           5,700            573
   Patterson-UTI Energy                                  31,600          1,139
   Pride International *                                 12,900            610
   Quicksilver Resources *                                7,200            278
   SandRidge Energy *                                     3,300            213
   Smith International                                    1,400            117
   Southwestern Energy *                                 11,400            543
   Spectra Energy                                         1,300             37
   St. Mary Land & Exploration                            5,600            362
   Sunoco (A)                                             7,300            297
   Swift Energy *                                           900             60
   Tidewater (A)                                          5,800            377
   Unit *                                                20,900          1,734
   W&T Offshore (A)                                      23,200          1,358
   Weatherford International *                              400             20
   Williams                                              44,000          1,774
                                                                      --------
                                                                        20,592
                                                                      --------
FINANCIALS -- 13.4%
   Allied World Assurance Holdings                       20,000            792
   American Financial Group                              11,800            316
   American Physicians Capital                            1,800             87
   Ameriprise Financial                                  11,700            476

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund
June 30, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
---------------------------------------------------   ----------   -------------
   Annaly Capital Management +                          105,000       $  1,628
   Apollo Investment * (A)                                1,800             26
   Arch Capital Group *                                  18,700          1,240
   Assurant                                              17,100          1,128
   Astoria Financial                                     17,600            353
   Axis Capital Holdings                                  3,200             95
   Bank of Hawaii                                        15,400            736
   Brandywine Realty Trust +                             18,200            287
   CBL & Associates Properties +                         13,300            304
   CNA Financial                                          4,400            111
   Colonial BancGroup (A)                                 3,300             15
   Colonial Properties Trust + (A)                       19,600            392
   Comerica (A)                                           1,000             26
   Community Bancorp *                                      500              2
   Duke Realty +                                          4,500            101
   Eaton Vance                                            4,900            195
   Endurance Specialty Holdings (A)                       5,200            160
   Everest Re Group                                       3,500            279
   Federated Investors, Cl B                              2,400             83
   Fulton Financial (A)                                  50,800            511
   General Growth Properties +                            3,600            126
   Genworth Financial, Cl A                               8,700            155
   Health Care + (A)                                     29,800          1,326
   Hercules Technology Growth Capital (A)                 1,400             12
   Hospitality Properties Trust + (A)                    44,900          1,098
   Host Hotels & Resorts + (A)                           21,900            299
   Hudson City Bancorp                                   26,000            434
   Huntington Bancshares (A)                             18,900            109
   IntercontinentalExchange *                               400             46
   Invesco                                               45,300          1,086
   Investment Technology Group *                          4,100            137
   iStar Financial + (A)                                 19,700            260
   Jones Lang LaSalle (A)                                 4,100            247
   Keycorp (A)                                            6,500             71
   Kohlberg Capital                                       1,200             12
   Legg Mason                                             3,600            157
   Macerich +                                             1,500             93
   Mack-Cali Realty +                                    22,800            779
   MainSource Financial Group                             1,000             16
   Marshall & Ilsley                                      4,800             74
   MF Global * (A)                                        7,100             45
   MSCI, Cl A *                                           9,100            330
   MVC Capital                                            1,000             14
   NASDAQ Stock Market *                                    800             21
   Northern Trust                                         1,200             82
   PartnerRe (A)                                          4,600            318
   Platinum Underwriters Holdings                         4,100            134
   Prologis + (A)                                        22,500          1,223
   Prospect Capital (A)                                   3,200             42
   Provident Bankshares (A)                               6,600             42
   Public Storage +                                       1,300            105
   Ramco-Gershenson Properties +                          1,200             25
   Regions Financial (A)                                 18,000            196
   RenaissanceRe Holdings                                17,500            782
   SeaBright Insurance Holdings *                         5,800             84
   Sunstone Hotel Investors +                             8,800            146
   TD Ameritrade Holding *                               16,000            289
   Torchmark                                             11,800            692
   Valley National Bancorp (A)                            5,995             95
   Washington Federal                                    12,300            223
   Webster Financial                                      2,900             54
   WR Berkley                                            11,500            278
   XL Capital, Cl A                                       8,200            169

                                                                    Market Value
Description                                             Shares     ($ Thousands)
---------------------------------------------------   ----------   -------------
   Zions Bancorporation (A)                              11,000       $    346
                                                                      --------
                                                                        21,615
                                                                      --------
HEALTH CARE -- 7.2%
   AmerisourceBergen                                        800             32
   Applera - Applied Biosystems Group                    11,300            378
   C.R. Bard                                              3,400            299
   Cephalon *                                             4,200            280
   Cigna                                                 31,500          1,115
   Covance *                                              3,500            301
   Dionex *                                                 500             33
   Edwards Lifesciences *                                 4,200            261
   Endo Pharmaceuticals Holdings *                        3,000             73
   Express Scripts *                                      7,500            471
   Forest Laboratories *                                  6,800            236
   Health Net *                                           5,400            130
   Hill-Rom Holdings                                        300              8
   Hospira *                                              3,000            120
   Humana *                                               4,200            167
   Idexx Laboratories *                                   5,300            258
   IMS Health                                            43,600          1,016
   Intuitive Surgical *                                   1,700            458
   Kinetic Concepts * (A)                                21,200            846
   King Pharmaceuticals *                                17,900            188
   LifePoint Hospitals * (A)                             31,000            877
   Sepracor *                                             7,300            145
   St. Jude Medical *                                    37,100          1,517
   Vertex Pharmaceuticals *                              12,800            428
   Warner Chilcott, Cl A *                               73,500          1,246
   Waters *                                              10,400            671
                                                                      --------
                                                                        11,554
                                                                      --------
INDUSTRIALS -- 13.5%
   AGCO *                                                15,400            807
   Alliant Techsystems *                                  1,900            193
   Allied Waste Industries *                              4,300             54
   Armstrong World Industries                            17,000            497
   Avery Dennison                                         2,400            106
   Carlisle (A)                                             700             20
   Cooper Industries, Cl A                                3,700            146
   Covanta Holding *                                      7,100            190
   Crane                                                 26,200          1,009
   CSX                                                   28,000          1,759
   Cummins                                               20,700          1,356
   Dover                                                 18,300            885
   Eaton                                                  2,900            247
   EMCOR Group *                                          1,600             46
   Fastenal (A)                                           8,500            367
   First Solar *                                          1,000            273
   Fluor                                                 10,200          1,898
   Foster Wheeler *                                       4,900            359
   Gardner Denver *                                      18,200          1,034
   Goodrich                                              17,700            840
   Harsco                                                23,600          1,284
   Hertz Global Holdings * (A)                           42,100            404
   Hubbell, Cl B                                          3,600            144
   Ingersoll-Rand, Cl A                                  12,000            449
   Jacobs Engineering Group *                             3,100            250
   Kirby *                                               18,200            874
   L-3 Communications Holdings                            3,900            354
   Manitowoc                                              2,200             72
   Manpower                                               9,600            559
   Masco                                                  5,100             80
   McDermott International *                              2,900            179

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund
June 30, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
---------------------------------------------------   ----------   -------------
   Norfolk Southern                                         500       $     31
   Northrop Grumman                                       2,100            140
   Parker Hannifin                                       19,250          1,373
   PeopleSupport *                                        3,700             31
   Perini *                                                 200              7
   Pitney Bowes                                           4,900            167
   Precision Castparts                                    1,100            106
   Raytheon                                               4,600            259
   Republic Services                                        400             12
   Robert Half International                                600             14
   Rockwell Automation                                    5,500            241
   Rockwell Collins                                       3,300            158
   RR Donnelley & Sons                                   10,500            312
   Ryder System (A)                                      15,100          1,040
   SPX                                                      700             92
   Stericycle *                                           6,700            346
   Textron                                                  100              5
   Tyco International                                     6,600            264
   United Rentals * (A)                                   4,600             90
   WESCO International *                                  5,300            212
                                                                      --------
                                                                        21,635
                                                                      --------
INFORMATION TECHNOLOGY -- 15.0%
   Accenture, Cl A                                        1,600             65
   Adobe Systems * (A)                                    3,400            134
   Affiliated Computer Services, Cl A *                   4,700            251
   Agilent Technologies *                                11,700            416
   Alliance Data Systems * (A)                           15,700            888
   Altera (A)                                             3,900             81
   Amphenol, Cl A                                         4,200            189
   Analog Devices                                        13,100            416
   Arrow Electronics *                                    1,300             40
   Avnet *                                                8,100            221
   BMC Software *                                        32,900          1,184
   Broadcom, Cl A * (A)                                  17,800            486
   Broadridge Financial Solutions                        44,600            939
   Brocade Communications Systems *                       5,200             43
   CA                                                    30,800            711
   Cadence Design Systems * (A)                          89,400            903
   Ciena *                                                9,300            216
   Computer Sciences *                                      800             38
   Compuware *                                           15,100            144
   Convergys * (A)                                       19,300            287
   DST Systems * (A)                                      1,000             55
   Global Payments                                        3,900            182
   Harris                                                21,300          1,075
   Hewitt Associates, Cl A *                             29,700          1,138
   Ingram Micro, Cl A *                                  10,500            186
   Integrated Device Technology *                       105,700          1,051
   Intersil, Cl A                                         3,200             78
   Intuit *                                              21,300            587
   Jabil Circuit                                         35,500            583
   Juniper Networks *                                     9,500            211
   Linear Technology                                      8,700            283
   LSI Logic *                                            9,800             60
   Mastercard, Cl A                                         800            212
   MEMC Electronic Materials *                           14,700            905
   Mettler Toledo International * (A)                    15,300          1,451
   National Semiconductor                                51,500          1,058
   NetApp * (A)                                          16,400            355
   Nvidia *                                              33,900            635
   QLogic * (A)                                          21,000            306
   SAIC *                                                10,100            210

                                                                    Market Value
Description                                             Shares     ($ Thousands)
---------------------------------------------------   ----------   -------------
   Seagate Technology                                    44,600       $    853
   Silicon Laboratories *                                 8,400            303
   Sohu.com *                                             9,500            669
   Symantec *                                            15,100            292
   Synopsys *                                            26,500            634
   Teradyne *                                            92,700          1,026
   Western Digital *                                     41,600          1,436
   Xerox                                                 33,300            452
   Xilinx                                                 3,900             98
   Zebra Technologies, Cl A *                             4,200            137
                                                                      --------
                                                                        24,173
                                                                      --------
MATERIALS -- 7.0%
   AK Steel Holding (A)                                   6,800            469
   Ball (A)                                              24,900          1,189
   Celanese, Ser A                                       38,800          1,772
   Commercial Metals                                      1,000             38
   Cytec Industries                                       8,300            453
   Domtar *                                               1,800             10
   Eastman Chemical                                      13,300            916
   Greif, Cl A                                            1,100             70
   Lubrizol                                              12,100            561
   Mosaic *                                               7,400          1,071
   Nalco Holding                                          2,000             42
   Olin                                                   1,300             34
   Owens-Illinois *                                      26,600          1,109
   Pactiv *                                               3,100             66
   PPG Industries                                         4,200            241
   Reliance Steel & Aluminum                             19,400          1,496
   Rohm & Haas                                              500             23
   Sonoco Products                                       29,900            925
   Spartech                                               5,100             48
   Steel Dynamics (A)                                     1,200             47
   Terra Industries                                       4,400            217
   United States Steel                                    2,200            406
   Valspar                                                2,300             43
                                                                      --------
                                                                        11,246
                                                                      --------
TELECOMMUNICATION SERVICES -- 1.7%
   CenturyTel (A)                                         9,300            331
   Embarq                                                33,100          1,565
   Leap Wireless International * (A)                      2,600            112
   NII Holdings *                                         2,800            133
   Qwest Communications International (A)                22,000             86
   US Cellular *                                          3,300            187
   Windstream                                            31,300            386
                                                                      --------
                                                                         2,800
                                                                      --------
UTILITIES -- 6.2%
   AES *                                                107,400          2,063
   Ameren                                                 4,100            173
   American Electric Power                                7,400            298
   Atmos Energy                                          29,600            816
   Centerpoint Energy                                    20,000            321
   CMS Energy                                            11,400            170
   Consolidated Edison                                    6,600            258
   DTE Energy                                             5,700            242
   Edison International                                  42,700          2,194
   NiSource                                              20,600            369
   NRG Energy *                                          22,700            974
   OGE Energy                                             1,200             38
   Oneok                                                  5,300            259
   Pepco Holdings                                        54,000          1,385
   Portland General Electric                                800             18

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund
June 30, 2008

                                              Shares/ Face Amount   Market Value
Description                                     ($ Thousands)      ($ Thousands)
-------------------------------------------   ------------------   -------------
   Progress Energy                                     5,600          $    234
   SCANA                                               1,900                70
   Sierra Pacific Resources                            1,800                23
                                                                      --------
                                                                         9,905
                                                                      --------
Total Common Stock
   (Cost $155,031) ($ Thousands)                                       153,371
                                                                      --------
AFFILIATED PARTNERSHIP -- 17.0%
   SEI Liquidity Fund, L.P.,
      2.750%**++ (B)                              27,271,468            27,271
                                                                      --------
Total Affiliated Partnership
   (Cost $27,271) ($ Thousands)                                         27,271
                                                                      --------
CASH EQUIVALENT -- 3.4%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.530%**++            5,534,595             5,535
                                                                      --------
Total Cash Equivalent
   (Cost $5,535) ($ Thousands)                                           5,535
                                                                      --------
U.S. TREASURY OBLIGATION -- 0.4%
   U.S. Treasury Bills
      1.824%, 08/21/08 (C) (D)                   $       696               694
                                                                      --------
Total U.S. Treasury Obligation
   (Cost $694) ($ Thousands)                                              694
                                                                      --------
Total Investments -- 116.2%
   (Cost $188,531) ($ Thousands) @                                    $186,871
                                                                      ========

     Percentages are based on Net Assets of $160,859 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of June 30, 2008.

(A) This security or a partial position of this security is on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 was $26,318 ($ Thousands).

(B) This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2008 was $27,271 ($ Thousands).

(C)  The rate reported is the effective yield at time of purchase.

(D) Security, or portion thereof, has been pledged as collateral on open futures contracts.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security.

Cl -- Class
L.P. -- Limited Partnership
Ser -- Series

@ At June 30, 2008, the tax basis cost of the Fund's investments was $188,531 ($ Thousands), and the unrealized appreciation and depreciation were $14,425 ($ Thousands) and ($16,085) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:

                                        NUMBER OF                    UNREALIZED
TYPE OF                                 CONTRACTS     EXPIRATION    DEPRECIATION
CONTRACT                               LONG (SHORT)      DATE      ($ THOUSANDS)
------------------------------------   ------------   ----------   -------------
S&P Mid 400 Index E-MINI                    69         Sept-2008       $(213)
                                                                       =====

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund
June 30, 2008

                                                                  Market Value
Description                                           Shares      ($ Thousands)
-----------------------------------------------   -------------   -------------
COMMON STOCK -- 97.7%
CONSUMER DISCRETIONARY -- 6.9%
   Autoliv                                              37,900       $  1,767
   Burger King Holdings                                 74,100          1,985
   Career Education *                                   41,100            600
   Choice Hotels International                          53,500          1,418
   CTC Media *                                          81,600          2,012
   Dillard's, Cl A                                      51,800            599
   DIRECTV Group *                                      96,700          2,506
   DreamWorks Animation SKG, Cl A *                     65,600          1,956
   Genuine Parts                                        42,700          1,694
   Harte-Hanks                                          27,000            309
   Hillenbrand                                          95,789          2,050
   International Speedway, Cl A                         38,200          1,491
   ITT Educational Services *                           15,300          1,264
   Jack in the Box *                                    14,000            314
   Liberty Global, Cl A *                               70,700          2,222
   Pacific Sunwear of California *                      23,100            197
   Panera Bread, Cl A *                                  7,800            361
   Polaris Industries                                   12,400            501
   Shaw Communications, Cl B                           119,100          2,425
   Starwood Hotels & Resorts Worldwide                  47,200          1,891
   TRW Automotive Holdings *                            73,000          1,348
   Tupperware Brands                                    56,100          1,920
   Washington Post, Cl B                                 5,499          3,227
                                                                     --------
                                                                       34,057
                                                                     --------
CONSUMER STAPLES -- 10.4%
   Brown-Forman, Cl B                                   25,270          1,910
   Campbell Soup                                        48,754          1,631
   Church & Dwight                                      41,700          2,350
   Dean Foods *                                         40,800            800
   Flowers Foods                                        27,000            765
   General Mills                                       139,948          8,505
   Hershey                                              60,300          1,977
   HJ Heinz                                                271             13
   Hormel Foods                                        200,159          6,927
   JM Smucker                                           31,113          1,264
   Kellogg                                             122,067          5,862
   Kimberly-Clark                                       63,136          3,774
   McCormick                                            75,166          2,680
   Pepsi Bottling Group                                 61,600          1,720
   PepsiCo                                              84,795          5,392
   Philip Morris International                          23,445          1,158
   Procter & Gamble                                      1,745            106
   Reynolds American                                    61,550          2,873
   SYSCO                                                24,454            673
   UST                                                  19,115          1,044
                                                                     --------
                                                                       51,424
                                                                     --------
ENERGY -- 8.1%
   Berry Petroleum, Cl A                                32,000          1,884
   Cameco                                               19,200            823
   Carrizo Oil & Gas *                                  27,200          1,852
   Chevron                                              63,754          6,320
   Cimarex Energy                                       28,800          2,006
   Enbridge                                             55,900          2,414
   Exxon Mobil                                          72,322          6,374
   Imperial Oil                                         13,400            738
   Nexen                                                23,300            926
   Petro-Canada                                         34,200          1,907
   Schlumberger                                         10,340          1,111
   SEACOR Holdings *                                    67,719          6,062

                                                                  Market Value
Description                                            Shares     ($ Thousands)
-----------------------------------------------   -------------   -------------
   Ship Finance International                           65,700       $  1,940
   Spectra Energy                                      113,758          3,269
   TransCanada                                          65,200          2,528
                                                                     --------
                                                                       40,154
                                                                     --------
FINANCIALS -- 10.1%
   Alleghany *                                           5,814          1,931
   American National Insurance                           9,461            927
   Arch Capital Group *                                 14,981            994
   Arthur J. Gallagher                                  29,500            711
   Bancorpsouth                                         80,600          1,410
   BOK Financial                                        43,245          2,312
   Capitol Federal Financial                             6,102            230
   Colonial BancGroup                                   98,200            434
   Commerce Bancshares                                  46,050          1,826
   Credicorp                                            24,600          2,020
   East West Bancorp                                    30,300            214
   Erie Indemnity, Cl A                                 36,500          1,685
   Federated Investors, Cl B                            58,600          2,017
   First Citizens BancShares, Cl A                      11,110          1,550
   Fulton Financial                                    168,200          1,690
   Investment Technology Group *                        29,900          1,001
   Jones Lang LaSalle                                   28,100          1,691
   Loews                                                96,350          4,519
   Markel *                                              9,991          3,667
   Mercury General                                      40,074          1,872
   OneBeacon Insurance Group, Cl A                      11,238            197
   Popular                                             230,800          1,521
   Regions Financial                                    83,500            911
   RenaissanceRe Holdings                               38,000          1,697
   StanCorp Financial Group                             34,500          1,620
   TFS Financial                                       173,800          2,014
   Transatlantic Holdings                               40,342          2,278
   UMB Financial                                        38,700          1,984
   Valley National Bancorp                              89,565          1,412
   Wesco Financial                                       2,323            887
   White Mountains Insurance Group                       2,343          1,005
   Whitney Holding                                      31,700            580
   Willis Group Holdings                                42,200          1,324
                                                                     --------
                                                                       50,131
                                                                     --------
HEALTH CARE -- 20.7%
   Abbott Laboratories                                  75,562          4,002
   Alcon                                                16,700          2,719
   AmerisourceBergen                                   101,957          4,077
   Barr Pharmaceuticals *                               18,700            843
   Baxter International                                 21,895          1,400
   Beckman Coulter                                      32,885          2,221
   Becton Dickinson                                     63,425          5,156
   BioMarin Pharmaceuticals *                           59,200          1,716
   Brookdale Senior Living                              36,100            735
   C.R. Bard                                            18,933          1,665
   Celgene *                                            17,000          1,086
   Covance *                                            65,842          5,664
   Dentsply International                              110,576          4,069
   Edwards Lifesciences *                               82,305          5,106
   Eli Lilly                                            35,049          1,618
   Endo Pharmaceuticals Holdings *                      71,700          1,734
   Genentech *                                          40,680          3,088
   Genzyme *                                            27,611          1,989
   Henry Schein *                                       99,733          5,143
   Hill-Rom Holdings                                   121,813          3,286
   Hospira *                                            14,955            600
   Idexx Laboratories *                                 67,185          3,275

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund
June 30, 2008

                                                                  Market Value
Description                                           Shares      ($ Thousands)
-----------------------------------------------   -------------   -------------
   Immucor *                                            54,100       $  1,400
   Johnson & Johnson                                    67,388          4,336
   King Pharmaceuticals *                              165,400          1,732
   Laboratory Corp of America Holdings *                99,088          6,899
   McKesson                                             36,300          2,029
   Medtronic                                            67,841          3,511
   Onyx Pharmaceuticals *                               43,100          1,534
   Patterson *                                          72,640          2,135
   Perrigo                                              57,000          1,811
   Pharmaceutical Product Development                   33,379          1,432
   Quest Diagnostics                                    42,186          2,045
   Techne *                                             79,398          6,145
   United Therapeutics *                                20,200          1,975
   Universal Health Services, Cl B                      72,087          4,557
                                                                     --------
                                                                      102,733
                                                                     --------
INDUSTRIALS -- 14.4%
   Alexander & Baldwin                                  22,063          1,005
   Alliant Techsystems *                                20,500          2,084
   Amerco *                                              5,800            277
   C.H. Robinson Worldwide                              82,483          4,523
   Clarcor                                              47,800          1,678
   Dun & Bradstreet                                     12,627          1,107
   FTI Consulting *                                     34,200          2,341
   Gardner Denver *                                     39,500          2,244
   General Cable *                                      28,700          1,746
   General Dynamics                                     47,647          4,012
   Granite Construction                                 18,600            586
   Hertz Global Holdings *                             187,400          1,799
   Hubbell, Cl B                                        16,300            650
   JetBlue Airways *                                    82,800            309
   Landstar System                                      37,900          2,093
   Lennox International                                 56,100          1,625
   Lincoln Electric Holdings                            28,900          2,274
   Lockheed Martin                                      57,150          5,638
   Nordson                                              21,300          1,553
   Northrop Grumman                                     86,549          5,790
   Pitney Bowes                                        143,908          4,907
   Raytheon                                             64,031          3,604
   Republic Services                                    72,407          2,150
   Ritchie Bros Auctioneers                             83,100          2,255
   Robert Half International                            64,100          1,536
   Stericycle *                                          7,549            390
   United Parcel Service, Cl B                          92,388          5,679
   Waste Management                                    137,337          5,179
   Woodward Governor                                    61,400          2,190
                                                                     --------
                                                                       71,224
                                                                     --------
INFORMATION TECHNOLOGY -- 6.2%
   Acxiom                                               37,200            428
   Adtran                                               19,500            465
   Affiliated Computer Services, Cl A *                 41,800          2,236
   Amdocs *                                             12,417            365
   AVX                                                  17,984            203
   Factset Research Systems                             14,100            795
   Flir Systems *                                       55,100          2,235
   Hewitt Associates, Cl A *                            50,900          1,951
   Ingram Micro, Cl A *                                176,702          3,137
   International Business Machines                      24,639          2,920
   Lexmark International, Cl A *                        47,400          1,585
   Mettler Toledo International *                        7,032            667
   Microchip Technology                                 23,600            721
   Micros Systems *                                     25,700            784
   National Instruments                                 21,813            619

                                                                  Market Value
Description                                            Shares     ($ Thousands)
-----------------------------------------------   -------------   -------------
   Qualcomm                                             15,700        $   697
   Silicon Laboratories *                               16,600            599
   Sybase *                                             73,900          2,174
   Synopsys *                                            6,335            151
   Tech Data *                                         144,656          4,902
   VeriSign *                                            2,066             78
   WebMD Health, Cl A *                                 13,383            373
   Zebra Technologies, Cl A *                           81,128          2,648
                                                                     --------
                                                                       30,733
                                                                     --------
MATERIALS -- 4.4%
   Aptargroup                                           44,300          1,859
   Bemis                                                31,800            713
   Compass Minerals International                       28,900          2,328
   Domtar *                                            354,200          1,930
   Eagle Materials                                      18,100            459
   Greif, Cl A                                          31,800          2,036
   Methanex                                             25,500            715
   Newmont Mining                                      124,366          6,487
   Nova Chemicals                                       59,600          1,470
   Packaging Corp of America                            75,000          1,613
   Rockwood Holdings *                                  41,500          1,444
   Sonoco Products                                      22,300            690
                                                                     --------
                                                                       21,744
                                                                     --------
TELECOMMUNICATION SERVICES -- 4.2%
   AT&T                                                 77,300          2,604
   CenturyTel                                           55,300          1,968
   Embarq                                               21,800          1,031
   Fairpoint Communications                                958              7
   Sprint Nextel                                       313,500          2,978
   Telephone & Data Systems                             95,970          4,537
   US Cellular *                                        56,715          3,207
   Verizon Communications                              118,922          4,210
                                                                     --------
                                                                       20,542
                                                                     --------
UTILITIES -- 12.3%
   AGL Resources                                        64,385          2,226
   Alliant Energy                                       69,895          2,395
   Ameren                                               37,000          1,563
   Atmos Energy                                         83,655          2,306
   Consolidated Edison                                  77,933          3,046
   Dominion Resources                                  108,748          5,164
   DPL                                                  66,200          1,746
   DTE Energy                                           48,000          2,037
   Edison International                                 44,700          2,297
   Great Plains Energy                                  59,600          1,507
   Hawaiian Electric Industries                        119,803          2,963
   Integrys Energy Group                                 9,471            481
   MDU Resources Group                                  66,000          2,301
   National Fuel Gas                                    23,426          1,393
   NiSource                                            112,600          2,018
   Northeast Utilities                                  70,800          1,808
   NSTAR                                                60,779          2,056
   OGE Energy                                          148,437          4,707
   Oneok                                                16,371            799
   Pepco Holdings                                       86,200          2,211
   PG&E                                                 18,800            746
   Progress Energy                                      30,140          1,261
   Puget Energy                                          6,798            163
   SCANA                                                64,687          2,393
   Southern                                             26,125            912
   TECO Energy                                         105,800          2,274
   Vectren                                             100,209          3,128

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund
June 30, 2008

                                                   Shares/Face
                                                      Amount       Market Value
Description                                       ($ Thousands)   ($ Thousands)
-----------------------------------------------   -------------   -------------
   Westar Energy                                         80,500      $  1,732
   Wisconsin Energy                                      74,355         3,362
                                                                     --------
                                                                       60,995
                                                                     --------
Total Common Stock
   (Cost $490,356) ($ Thousands)                                      483,737
                                                                     --------
CASH EQUIVALENT -- 2.4%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.530%**++              11,968,655        11,969
                                                                     --------
Total Cash Equivalent
   (Cost $11,969) ($ Thousands)                                        11,969
                                                                     --------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill
      1.824%, 08/21/08 (A) (B)                      $     1,183         1,180
                                                                     --------
Total U.S. Treasury Obligation
   (Cost $1,180) ($ Thousands)                                          1,180
                                                                     --------
Total Investments -- 100.3%
   (Cost $503,505) ($ Thousands) @                                   $496,886
                                                                     ========

     Percentages are based on Net Assets of $495,250 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of June 30, 2008.

(A)  The rate reported is the effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.

++   Investment in Affiliated Security.

Cl -- Class

@ At June 30, 2008, the tax basis cost of the Fund's investments was $503,505 ($ Thousands), and the unrealized appreciation and depreciation were $32,320 ($ Thousands) and ($38,939) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:


                                     NUMBER OF                      UNREALIZED
TYPE OF                              CONTRACTS      EXPIRATION     DEPRECIATION
CONTRACT                           LONG (SHORT)        DATE       ($ THOUSANDS)
--------------------------------   ------------   -------------   -------------
S&P 500 Index E-MINI                    151         Sept-2008         $(568)
                                                                      =====

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
COMMON STOCK -- 96.3%
AUSTRALIA -- 2.1%
   AGL Energy                                             27,357      $    376
   Amcor                                                  44,364           215
   Aquila Resources *                                      2,476            40
   Aristocrat Leisure                                     41,439           255
   Centennial Coal                                        10,459            56
   Downer EDI                                             16,209           107
   Iluka Resources                                        76,385           345
   Incitec Pivot                                           5,369           953
   ING Industrial Fund +                                 333,483           503
   MFS                                                    17,170            16
   TABCORP Holdings                                       41,333           389
   Tatts Group                                            85,269           192
   Telstra                                               197,431           803
                                                                      --------
                                                                         4,250
                                                                      --------
BELGIUM -- 3.1%
   Barco                                                     667            43
   Befimmo SCA Sicafi +                                      561            59
   Belgacom                                               15,112           652
   Cofinimmo +                                             7,645         1,391
   Colruyt *                                               4,284         1,133
   Compagnie d'Entreprises                                 1,748           177
   D'ieteren                                                 186            52
   Euronav                                                 5,825           283
   InBev                                                   8,903           618
   Intervest Offices +                                     1,579            59
   Mobistar                                               21,847         1,771
   Sipef                                                      49            38
   Tessenderlo Chemie                                      2,399           128
   Warehouses De Pauw +                                      873            53
                                                                      --------
                                                                         6,457
                                                                      --------
CANADA -- 8.2%
   Agnico-Eagle Mines                                      5,100           385
   ARC Energy Trust                                       43,600         1,459
   Astral Media, Cl A                                      3,200           101
   Bank of Montreal                                       15,300           641
   Bank of Nova Scotia                                    14,900           685
   Barrick Gold                                           29,800         1,369
   Canadian Imperial Bank of Commerce                      8,100           448
   Canadian Utilities                                      1,400            61
   Celestica *                                            39,300           332
   CGI Group, Cl A *                                      10,000           100
   Cott *                                                  2,900             9
   Enbridge                                               31,700         1,377
   Fording Canadian Coal Trust                            10,900         1,048
   George Weston                                           7,400           344
   Goldcorp                                               23,500         1,089
   Industrial Alliance Insurance and
      Financial Services                                   1,800            61
   Kinross Gold                                           22,400           532
   Manitoba Telecom Services                               9,200           363
   Methanex                                               10,300           293
   MI Developments, Cl A                                     800            18
   Nova Chemicals                                         26,600           658
   Onex                                                    8,000           237
   Potash Corp of Saskatchewan                             4,500         1,049
   Precision Drilling Trust                               22,200           602
   Provident Energy Trust                                 25,500           295
   Ritchie Bros Auctioneers                               21,200           575
   Rothmans                                                7,756           207

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
   Saputo                                                 22,400      $    643
   Shoppers Drug Mart                                      6,700           369
   Toronto-Dominion Bank                                  10,600           671
   TransAlta                                              23,800           865
                                                                      --------
                                                                        16,886
                                                                      --------
CAYMAN ISLANDS -- 0.2%
   Herbalife                                              10,121           392
                                                                      --------
DENMARK -- 0.8%
   D/S Norden                                              3,030           326
   Danske Bank                                            10,000           289
   Jyske Bank *                                            4,750           284
   Novo Nordisk, Cl B                                     10,650           698
   Topdanmark *                                              675           102
                                                                      --------
                                                                         1,699
                                                                      --------
FINLAND -- 0.9%
   Componenta                                              7,368            99
   Fortum                                                 12,983           660
   Kesko, Cl B                                             8,554           277
   Kone, Cl B                                              2,270            80
   Orion, Cl B                                            10,732           214
   Outokumpu                                              13,522           474
   Ramirent                                                3,884            40
                                                                      --------
                                                                         1,844
                                                                      --------
FRANCE -- 2.7%
   Air Liquide                                             1,118           148
   Audika                                                    494            23
   Carrefour                                              20,658         1,170
   Casino Guichard Perrachon                               5,629           639
   Cie Generale d'Optique Essilor International           32,634         1,997
   CNP Assurances                                          1,911           216
   France Telecom                                         19,591           577
   Recylex *                                               3,676            48
   Sanofi-Aventis                                          8,956           599
   SEB                                                       639            38
   Societe Des Autoroutes Paris-Rhin-Rhone                 1,869           177
                                                                      --------
                                                                         5,632
                                                                      --------
GERMANY -- 0.8%
   Beiersdorf                                             10,998           810
   Deutsche Euroshop                                       1,124            43
   EnBW Energie Baden-Wuerttemberg                           876            61
   Fresenius Medical Care                                 12,552           692
   KWS Saat                                                  317            73
                                                                      --------
                                                                         1,679
                                                                      --------
HONG KONG -- 3.8%
   Cheung Kong Infrastructure Holdings                    33,000           140
   CLP Holdings                                          149,000         1,277
   Esprit Holdings                                        54,300           564
   Guoco Group                                            22,000           223
   Hang Seng Bank                                         83,200         1,755
   Hong Kong & China Gas                                  96,000           228
   HongKong Electric Holdings                            181,000         1,083
   Jardine Matheson Holdings                              26,400           818
   Link +                                                421,000           959
   MTR                                                   110,000           346
   Wing Hang Bank                                         19,500           258
   Yue Yuen Industrial Holdings                           31,500            75
                                                                      --------
                                                                         7,726
                                                                      --------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
IRELAND -- 0.0%
   Paddy Power                                             2,515      $     79
                                                                      --------
ITALY -- 0.4%
   Banca Carige                                           69,451           246
   Banca Popolare dell'Emilia Romagna                     27,244           468
   CSP International Fashion Group                        10,228            18
                                                                      --------
                                                                           732
                                                                      --------
JAPAN -- 35.3%
   77 Bank                                                93,000           585
   Able                                                    3,000            35
   Acom                                                   23,910           742
   Aeon Delight                                            1,400            29
   Aisin Seiki                                            16,700           548
   Ajinomoto                                              66,000           625
   Ajis                                                    1,300            34
   Alpine Electronics                                     11,400           121
   Asahi Breweries                                        44,600           834
   Asatsu                                                  1,700            47
   Astellas Pharma                                        17,000           722
   Autobacs Seven                                          2,200            62
   Awa Bank                                                4,000            22
   Benesse                                                38,100         1,546
   Canon Marketing Japan                                   1,400            25
   Casio Computer                                         75,500           861
   Central Japan Railway                                     147         1,622
   Chubu Electric Power                                   30,800           753
   Chugai Pharmaceutical                                  23,800           381
   Chugoku Electric Power                                 29,200           624
   Coca-Cola West Holdings                                 3,500            82
   Combi                                                   9,500            65
   Dai Nippon Printing                                    23,000           340
   Daihatsu Motor                                         39,000           447
   Daiichi Sankyo                                         28,000           773
   Dainippon Sumitomo Pharma                              32,000           259
   Daisan Bank                                            10,000            34
   Daito Trust Construction                               17,000           826
   Dena                                                       93           549
   East Japan Railway                                        100           816
   Eisai                                                   3,500           124
   FamilyMart                                             21,600           884
   Fancl *                                                 2,000            24
   FUJI SOFT                                              24,100           425
   FUJIFILM Holdings                                      17,400           599
   Fukuda                                                  6,000            21
   Glory                                                   1,100            26
   Gunma Bank                                            131,000           874
   Haruyama Trading                                        2,000            10
   Hino Motors                                           278,000         1,726
   Hisamitsu Pharmaceutical                               14,700           641
   Hokkaido Electric Power                                14,900           304
   Hokuriku Electric Power                                44,800         1,067
   Hokuto                                                  2,500            61
   Honda Motor                                             6,900           235
   Horipro                                                 1,300            15
   IBJ Leasing                                             1,000            18
   Itoham Foods                                           10,000            50
   Iyo Bank                                               17,000           199
   Japan Airlines                                         61,000           128
   Japan Prime Realty Investment, Cl A +                      11            33

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
   Japan Tobacco                                             137      $    585
   Jupiter Telecommunications                                 42            33
   Kameda Seika                                            1,200            17
   Kamigumi                                                3,000            23
   Kanamoto                                                5,000            28
   Kansai Electric Power                                  62,400         1,463
   Kao                                                    22,000           578
   Keihin Electric Express Railway                        39,000           242
   Keiyo Bank                                             10,000            60
   Kinden                                                  7,000            71
   Kintetsu                                              134,000           421
   Kirin Holdings                                         72,000         1,126
   Kobayashi Pharmaceutical                                1,400            45
   Koito Manufacturing                                     9,000           125
   Kokuyo                                                 27,600           247
   Konica Minolta Holdings                                23,000           389
   Kose                                                    2,100            47
   Kyoei Steel                                             1,100            21
   Kyushu Electric Power                                  28,400           595
   Lawson                                                 15,300           746
   Mabuchi Motor                                          24,000         1,304
   Maruha Nichiro Holdings                                74,000           117
   Matsushita Electric Industrial                         35,000           756
   McDonald's Holdings Japan                               2,100            32
   MCJ                                                        80            16
   Mediceo Paltac Holdings                                48,400           892
   Meiji Dairies                                         199,000         1,023
   Meiji Seika Kaisha                                     26,000           111
   Meitec                                                  6,100           173
   Miraca Holdings                                         3,700            89
   Mitani                                                  2,100            17
   Mitsubishi Tanabe Pharma                               67,000           877
   Mitsubishi UFJ Lease & Finance                            400            17
   Mitsui Chemicals                                       89,000           439
   Money Partners                                             29            28
   Morinaga Milk Industry                                 12,000            31
   Musashino Bank                                            800            32
   NAC                                                     1,300            10
   Namco Bandai Holdings                                  31,700           359
   Nankai Electric Railway                                 8,000            28
   NET One Systems                                           176           198
   Nichi-iko Pharmaceutical                                6,600           167
   Nichirei                                              402,000         2,067
   Nihon Jumbo                                             2,100            13
   Nintendo                                                1,600           904
   Nippon Kayaku                                          31,000           193
   Nippon Meat Packers                                   180,000         2,442
   Nippon Oil                                             91,000           612
   Nippon Shinyaku                                         7,000            89
   Nippon Telegraph & Telephone                              168           824
   Nippon Yusen                                           78,000           751
   Nipro                                                   5,000            85
   Nisshin Seifun Group                                   38,500           484
   Nissin Food Products                                    3,900           131
   Nitori                                                  9,000           464
   Nitto Denko                                             3,700           142
   Noevir                                                  2,500            23
   NTT DoCoMo                                                436           642
   Odakyu Electric Railway                               172,000         1,120
   Ogaki Kyoritsu Bank                                     5,000            28
   Okumura                                               212,000           860
   Ono Pharmaceutical                                      7,400           408
   Osaka Gas                                             178,000           653

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
   Otsuka                                                    800      $     55
   Promise                                                16,250           455
   Proto                                                   1,000            24
   QP                                                     10,100            89
   Rinnai                                                  3,000           115
   Round One                                                 183           204
   Sanden                                                 21,000            95
   San-In Godo Bank                                        7,000            61
   Sankyo                                                  7,500           490
   Sanyo Electric *                                      133,000           310
   Sapporo Hokuyo Holdings                                    33           224
   Sawai Pharmaceutical                                    1,100            46
   Seikagaku                                               5,400            54
   Seiko Epson                                            35,600           981
   Shikoku Electric Power                                 61,800         1,702
   Shimachu                                               22,600           552
   Shimano                                                16,200           815
   Shinkin Central Bank                                        9            37
   Shinsei Bank                                          168,000           577
   Shizuoka Bank                                         136,000         1,391
   Suzuken                                                60,000         2,219
   Taisho Pharmaceutical                                  53,000           984
   Takeda Pharmaceutical                                  12,400           632
   Takefuji                                               17,650           246
   Terumo                                                 12,300           629
   Tobu Railway                                           10,000            47
   Toda                                                  207,000           758
   Toho                                                   17,000           348
   Toho Gas                                               70,000           384
   Tohoku Electric Power                                  58,900         1,284
   Tokyo Electric Power                                   31,700           816
   Tokyo Gas                                             167,000           674
   Tokyo Style                                            48,000           431
   TonenGeneral Sekiyu                                    18,000           164
   Torii Pharmaceutical                                    2,400            36
   TOTO                                                   28,000           198
   Toyo Kohan                                              3,000            12
   Toyo Seikan Kaisha                                      5,100            90
   Toyo Suisan Kaisha                                     60,000         1,358
   Toyoda Gosei                                            3,700           108
   Toyota Auto Body                                        2,300            43
   Toyota Boshoku                                         13,000           349
   Unicharm                                               17,500         1,246
   Uniden                                                 22,000           113
   Wacoal Holdings                                       100,000         1,196
   Weathernews                                             7,300            91
   West Japan Railway                                        112           550
   Works Applications                                         26            33
   Yakult Honsha                                           9,200           259
   Yamagata Bank                                           6,000            35
   Yamaguchi Financial Group                              25,000           347
   Yamaha                                                  5,700           110
   Yamazaki Baking                                        10,000           110
   Yaoko                                                   1,200            38
   Yorozu                                                  6,500            89
                                                                      --------
                                                                        72,690
                                                                      --------
NETHERLANDS -- 1.5%
   Corio +                                                 7,009           548
   Eurocommercial Properties +                               924            44
   Heineken                                               12,888           658
   OCE                                                    16,811           207
   Royal Dutch Shell, Cl A                                18,748           772

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
   Unilever                                               23,940      $    680
   Vastned Offices +                                       1,257            35
   Vastned Retail +                                        1,094            88
                                                                      --------
                                                                         3,032
                                                                      --------
NEW ZEALAND -- 0.1%
   Fisher & Paykel Healthcare                            102,161           183
                                                                      --------
SINGAPORE -- 0.6%
   Hotel Grand Central                                    53,000            37
   Jardine Cycle & Carriage                               25,000           313
   Singapore Post                                         91,000            74
   Singapore Telecommunications                          266,500           710
   SunVic Chemical Holdings                              108,000            29
                                                                      --------
                                                                         1,163
                                                                      --------
SPAIN -- 0.3%
   Abertis Infraestructuras                               15,428           366
   Construcciones y Auxiliar de Ferrocarriles                187            82
   Ebro Puleva                                             7,908           151
                                                                      --------
                                                                           599
                                                                      --------
SWEDEN -- 1.2%
   Axfood                                                  3,500           116
   Lundin Petroleum *                                     13,200           195
   Nobia                                                  17,000            83
   Swedish Match                                         102,200         2,098
                                                                      --------
                                                                         2,492
                                                                      --------
SWITZERLAND -- 3.0%
   Affichage Holding Genf                                    153            32
   Alcon                                                   5,467           890
   Atel Holding *                                            105            73
   Basler Kantonalbank                                       272            31
   Bell Holding                                               13            24
   Financiere Tradition                                      163            27
   Forbo Holding                                              58            26
   Galenica                                                  707           250
   Kuehne & Nagel International                            6,901           657
   Lonza Group                                             5,203           724
   MCH Messe Schweiz Holding                                 530            34
   Nestle                                                 18,060           818
   Novartis                                               13,436           742
   PSP Swiss Property                                     10,382           619
   Roche Holding                                           1,892           342
   St. Galler Kantonalbank                                    83            38
   Swisscom                                                2,103           704
   Valiant Holding                                         1,334           255
                                                                      --------
                                                                         6,286
                                                                      --------
UNITED KINGDOM -- 3.7%
   AstraZeneca                                             1,977            84
   Beazley Group                                          49,315           109
   British Energy Group                                    4,402            62
   British Land (United Kingdom) +                        61,836           872
   Brixton +                                              22,719           109
   Carphone Warehouse Group                               67,573           266
   De La Rue                                              10,263           182
   GlaxoSmithKline                                        65,740         1,456
   Great Portland Estates +                               18,816           127
   HMV Group                                             403,888         1,041
   Johnson Matthey                                             2            --
   National Grid                                          26,182           344
   Reckitt Benckiser Group                                 8,362           424

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund
June 30, 2008

                                                                    Market Value
Description                                              Shares    ($ Thousands)
----------------------------------------------------   ---------   -------------
   Scottish & Southern Energy                             12,805      $    358
   Segro +                                                15,759           123
   Smith & Nephew                                         49,310           544
   Stagecoach Group                                       55,813           311
   Tate & Lyle                                           117,158           927
   Tullett Prebon                                         31,884           273
                                                                      --------
                                                                         7,612
                                                                      --------
UNITED STATES -- 27.6%
   Abbott Laboratories                                    11,900           630
   Alberto-Culver                                         30,300           796
   Alleghany *                                               204            68
   AmerisourceBergen                                       9,100           364
   Apollo Group, Cl A *                                    5,900           261
   Applera - Applied Biosystems Group                     12,300           412
   Applied Materials                                      51,800           989
   Archer-Daniels-Midland                                 29,500           996
   Bank of America                                        21,400           511
   BB&T                                                   10,800           246
   Beckman Coulter                                        11,200           756
   Blockbuster, Cl A *                                    34,900            87
   Bunge                                                   1,419           153
   Carriage Services *                                     3,600            24
   Church & Dwight                                         2,300           130
   Cincinnati Financial                                   10,300           262
   Coca-Cola                                               6,400           333
   Colgate-Palmolive                                      46,100         3,185
   ConocoPhillips                                          8,800           831
   Con-way                                                12,200           576
   Covance *                                               6,500           559
   Darling International *                                20,200           334
   Energy East                                            56,200         1,389
   Exxon Mobil                                             8,500           749
   Fidelity National Financial, Cl A                      24,700           311
   First American                                         15,800           417
   First Horizon National                                  2,400            18
   First Merchants                                         2,700            49
   First Niagara Financial Group                          10,600           136
   FirstEnergy                                             4,800           395
   Genentech *                                            26,100         1,981
   General Mills                                          31,400         1,908
   Genzyme *                                               5,400           389
   Harleysville Group                                        400            13
   Hewitt Associates, Cl A *                              21,800           836
   Home Depot                                             13,700           321
   Hooker Furniture                                        2,400            42
   Hormel Foods                                            3,900           135
   Hospira *                                              27,700         1,111
   Hudson City Bancorp                                    55,800           931
   Humana *                                                3,600           143
   Innospec                                                1,300            24
   Integral Systems                                        1,800            70
   International Shipholding *                            18,900           443
   Interstate Hotels & Resorts *                          38,400            99
   Intervest Bancshares                                    6,100            31
   Intuitive Surgical *                                      500           135
   JDS Uniphase *                                         12,900           146
   Johnson & Johnson                                      11,800           759
   Kellogg                                                26,100         1,253
   Keycorp                                                 1,800            20
   Liberty Media - Capital, Ser A *                       11,100           160
   Lockheed Martin                                         7,300           720
   M&T Bank                                                3,700           261

                                                      Shares/
                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
------------------------------------------------   -------------   -------------
   Magellan Health Services *                             11,600      $    430
   McClatchy, Cl A                                         5,300            36
   Medco Health Solutions *                                8,800           415
   Medtronic                                              47,600         2,463
   Newmont Mining                                         16,100           840
   Northrop Grumman                                       29,800         1,994
   PAM Transportation Services *                           6,200            66
   Patterson *                                            19,100           561
   PepsiCo                                                38,900         2,474
   Pfizer                                                 29,100           508
   Procter & Gamble                                        6,000           365
   Progressive                                               200             4
   Pulte Homes                                            24,000           231
   Quest Diagnostics                                      38,100         1,847
   Raytheon                                               23,700         1,334
   RehabCare Group *                                       1,600            26
   Rohm & Haas                                            12,500           580
   Rollins                                                14,850           220
   Southern                                               60,300         2,106
   Southwest Airlines                                    103,700         1,352
   Stoneridge *                                            3,000            51
   Suburban Propane Partners                              17,100           654
   Superior Essex *                                        1,800            80
   Symantec *                                             36,700           710
   TEPPCO Partners                                         6,900           229
   TJX                                                    55,300         1,740
   UST                                                    12,500           683
   Vaalco Energy *                                        14,200           120
   Varian Medical Systems *                                1,400            73
   Walgreen                                               15,700           510
   Wal-Mart Stores                                        58,400         3,282
   Washington Post, Cl B                                   1,300           763
   Wells Fargo                                            40,600           964
   Whole Foods Market                                      1,500            36
   Zions Bancorporation                                   36,600         1,153
                                                                      --------
                                                                        56,798
                                                                      --------
Total Common Stock
   (Cost $200,592) ($ Thousands)                                       198,231
                                                                      --------
CASH EQUIVALENT -- 1.6%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.530%** ++               3,328,484         3,328
                                                                      --------
Total Cash Equivalent
   (Cost $3,328) ($ Thousands)                                           3,328
                                                                      --------
U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bill
      1.824%, 08/21/08 (A) (B)                        $      330           329
                                                                      --------
Total U.S. Treasury Obligation
   (Cost $329) ($ Thousands)                                               329
                                                                      --------
Total Investments -- 98.0%
   (Cost $204,249) ($ Thousands)@                                     $201,888
                                                                      ========

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund
June 30, 2008

     Percentages are based on Net Assets of $205,908 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of June 30, 2008.

(A)  The rate reported is the effective yield at time of purchase.

(B) Security or portion thereof, has been pledged as collateral on open futures contracts.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security.

AUD -- Australian Dollar
CAD -- Canadian Dollar
Cl  -- Class
EUR -- Euro
GBP -- British Pound Sterling
JPY -- Japanese Yen
Ser -- Series
USD -- United States Dollar
Amounts designated as "--" are $0 or have been rounded to $0.

@ At June 30, 2008, the tax basis cost of the Fund's investments was $204,249 ($ Thousands), and the unrealized appreciation and depreciation were $12,723 ($ Thousands) and ($15,084) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
TYPE OF                     CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                  LONG (SHORT)      DATE       ($ THOUSANDS)
-----------------------   ------------   ----------   --------------
DJ Euro Stoxx Index            13         Sept-2008        $ (6)
FTSE 100 Index                  3         Sept-2008           1
Hang Seng Index                 1         July-2008          (4)
S&P 500 Composite Index         1         Sept-2008         (16)
SPI 200 Index                   2         Sept-2008          (7)
Topix Index                     4         Sept-2008          (9)
                                                           ----
                                                           $(41)
                                                           ====

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2008, is as follows:

                                                         UNREALIZED
                    CURRENCY              CURRENCY      APPRECIATION
SETTLEMENT         TO DELIVER            TO RECEIVE    (DEPRECIATION)
DATE             ($ THOUSANDS)         ($ THOUSANDS)    ($ THOUSANDS)
----------       -------------         -------------   --------------
07/30/08    AUD        4,986     USD        4,739         $   (25)
07/30/08    CAD       16,246     USD       16,043              32
07/30/08    EUR       22,574     USD       35,085            (425)
07/30/08    GBP        4,424     USD        8,702             (81)
07/30/08    JPY    7,849,549     USD       72,834          (1,349)
07/30/08    USD          963     AUD        1,007              (1)
07/30/08    USD          233     CAD          236              (1)
07/30/08    USD        2,371     EUR        1,507              --
07/30/08    USD          152     GBP           76              --
07/30/08    USD        1,721     JPY      182,365               3
                                                          -------
                                                          $(1,847)
                                                          =======

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund
June 30, 2008

                                                                Market Value
Description                                           Shares   ($ Thousands)
---------------------------------------------------   ------   -------------
COMMON STOCK -- 96.4%
CONSUMER DISCRETIONARY -- 8.1%
   Autoliv                                             5,300      $   247
   Burger King Holdings                               11,100          297
   Career Education *                                  2,900           42
   Choice Hotels International                         6,600          175
   CTC Media *                                        12,200          301
   Dillard's, Cl A                                     3,700           43
   DIRECTV Group *                                    13,100          339
   DreamWorks Animation SKG, Cl A *                    9,800          292
   Fortune Brands                                      2,001          125
   Genuine Parts                                       4,600          183
   Harte-Hanks                                         1,900           22
   Hillenbrand                                        18,200          389
   International Speedway, Cl A                       13,600          531
   ITT Educational Services *                          2,700          223
   J.C. Penney                                         4,100          149
   Jack in the Box *                                   1,000           22
   Liberty Global, Cl A *                             10,600          333
   Liberty Media - Capital, Ser A *                    7,099          102
   Meredith                                            7,372          209
   Pacific Sunwear of California *                     1,600           14
   Panera Bread, Cl A *                                  600           28
   Penn National Gaming *                              2,800           90
   Polaris Industries                                    900           36
   Shaw Communications, Cl B                          15,100          307
   Starwood Hotels & Resorts Worldwide                 7,700          309
   TRW Automotive Holdings *                          11,800          218
   Tupperware Brands                                   6,000          205
   Washington Post, Cl B                               1,292          758
   Weight Watchers International                       4,200          150
                                                                  -------
                                                                    6,139
                                                                  -------
CONSUMER STAPLES -- 19.0%
   Altria Group                                          262            5
   Anheuser-Busch                                     13,618          846
   Brown-Forman, Cl B                                  8,665          655
   Campbell Soup                                      10,229          342
   Church & Dwight                                    18,975        1,069
   Clorox                                              5,091          266
   Coca-Cola                                           5,710          297
   Colgate-Palmolive                                  12,244          846
   Dean Foods *                                       10,200          200
   Flowers Foods                                       5,500          156
   General Mills                                      21,985        1,336
   Hershey                                            14,075          461
   HJ Heinz                                           10,871          520
   Hormel Foods                                       25,178          872
   JM Smucker                                         21,710          882
   Kellogg                                            23,885        1,147
   Kimberly-Clark                                     18,167        1,086
   McCormick                                          23,367          833
   Pepsi Bottling Group                                8,300          232
   PepsiCo                                             7,261          462
   Philip Morris International                         3,241          160
   Procter & Gamble                                   13,643          830
   Reynolds American                                  14,936          697
   WM Wrigley Jr.                                      1,728          134
                                                                  -------
                                                                   14,334
                                                                  -------
ENERGY -- 5.5%
   Berry Petroleum, Cl A                               5,300          312
   Cameco                                              2,900          124

                                                                Market Value
Description                                           Shares   ($ Thousands)
---------------------------------------------------   ------   -------------
   Carrizo Oil & Gas *                                 4,100      $   279
   Cimarex Energy                                      4,300          300
   Enbridge                                            7,700          332
   Exxon Mobil                                         3,900          344
   Imperial Oil                                        2,500          138
   Murphy Oil                                          1,200          118
   Nexen                                               3,900          155
   Petro-Canada                                        6,000          334
   SEACOR Holdings *                                  12,373        1,108
   Ship Finance International                          9,800          289
   TransCanada                                         7,100          275
                                                                  -------
                                                                    4,108
                                                                  -------
FINANCIALS -- 8.3%
   American National Insurance                         1,200          118
   Bancorpsouth                                        9,800          171
   Capitol Federal Financial                          23,821          896
   Colonial BancGroup                                  7,000           31
   Commerce Bancshares                                 6,200          246
   Credicorp                                           1,700          140
   East West Bancorp                                   2,100           15
   Erie Indemnity, Cl A                               13,373          617
   Federated Investors, Cl B                           8,300          286
   Fulton Financial                                   17,100          172
   Investment Technology Group *                       4,000          134
   Jones Lang LaSalle                                  2,000          120
   Loews                                               2,366          111
   Markel *                                              538          197
   Mercury General                                     7,030          328
   Popular                                            33,000          218
   Regions Financial                                  23,500          256
   RenaissanceRe Holdings                              6,000          268
   StanCorp Financial Group                            5,300          249
   TFS Financial                                      26,000          301
   UMB Financial                                       5,400          277
   Valley National Bancorp                            13,860          219
   Wesco Financial                                     1,855          709
   Whitney Holding                                     2,200           40
   Willis Group Holdings                               5,400          169
                                                                  -------
                                                                    6,288
                                                                  -------
HEALTH CARE -- 19.6%
   Abbott Laboratories                                 9,248          490
   Alcon                                               2,100          342
   AmerisourceBergen                                  19,758          790
   Barr Pharmaceuticals *                              5,300          239
   Beckman Coulter                                     3,400          230
   Becton Dickinson                                    3,971          323
   BioMarin Pharmaceuticals *                         10,200          296
   Brookdale Senior Living                            13,873          282
   C.R. Bard                                           5,026          442
   Celgene *                                           3,500          224
   Covance *                                          10,974          944
   Coventry Health Care *                              3,600          110
   Dentsply International                             23,903          880
   Edwards Lifesciences *                              8,137          505
   Eli Lilly                                           3,365          155
   Endo Pharmaceuticals Holdings *                    10,200          247
   Henry Schein *                                     11,236          579
   Hill-Rom Holdings                                  18,052          487
   Idexx Laboratories *                               14,407          702
   ImClone Systems *                                   2,100           85
   Immucor *                                           7,300          189
   Johnson & Johnson                                  15,045          968

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund
June 30, 2008

                                                                Market Value
Description                                           Shares   ($ Thousands)
---------------------------------------------------   ------   -------------
   King Pharmaceuticals *                             24,500      $   257
   Laboratory Corp of America Holdings *               9,567          666
   Lincare Holdings *                                 13,208          375
   McKesson                                            4,800          268
   Medtronic                                           6,667          345
   Onyx Pharmaceuticals *                              3,100          110
   Patterson *                                        20,519          603
   Perrigo                                             9,200          292
   Quest Diagnostics                                   3,266          158
   Techne *                                           13,262        1,026
   United Therapeutics *                               2,900          283
   Universal Health Services, Cl B                     7,026          444
   WellPoint *                                         6,660          317
   Wyeth                                               2,185          105
                                                                  -------
                                                                   14,758
                                                                  -------
INDUSTRIALS -- 10.8%
   Alexander & Baldwin                                   600           27
   Alliant Techsystems *                               2,600          264
   Amerco *                                              400           19
   C.H. Robinson Worldwide                             5,400          296
   Clarcor                                             5,800          204
   Curtiss-Wright                                      3,900          175
   Dun & Bradstreet                                    7,628          669
   FTI Consulting *                                    4,800          329
   Gardner Denver *                                    5,700          324
   General Cable *                                     4,000          243
   Granite Construction                                1,300           41
   Hertz Global Holdings *                            28,000          269
   Hubbell, Cl B                                       1,200           48
   JetBlue Airways *                                   5,900           22
   Landstar System                                     4,500          249
   Lennox International                                5,600          162
   Lincoln Electric Holdings                           2,800          220
   Nordson                                             4,100          299
   Northrop Grumman                                   11,871          794
   Pitney Bowes                                       22,562          769
   Republic Services                                  26,501          787
   Ritchie Bros Auctioneers                            9,000          244
   Robert Half International                           9,400          225
   Stericycle *                                       12,536          648
   Union Pacific                                       2,600          196
   United Parcel Service, Cl B                         3,808          234
   UTI Worldwide                                       6,400          128
   Woodward Governor                                   6,800          243
                                                                  -------
                                                                    8,128
                                                                  -------
INFORMATION TECHNOLOGY -- 4.9%
   Acxiom                                              2,600           30
   Adtran                                              1,400           33
   Affiliated Computer Services, Cl A *                4,600          246
   Diebold                                            10,921          389
   Factset Research Systems                            3,100          175
   Flir Systems *                                      8,300          337
   Harris                                              2,400          121
   Hewitt Associates, Cl A *                           6,100          234
   Ingram Micro, Cl A *                               14,200          252
   Jack Henry & Associates                             4,200           91
   Lexmark International, Cl A *                       6,000          201
   Microchip Technology                                2,181           67
   Micros Systems *                                    5,200          158
   National Instruments                                3,532          100
   Qualcomm                                            2,300          102
   Silicon Laboratories *                              1,200           43

                                                                Market Value
Description                                           Shares   ($ Thousands)
---------------------------------------------------   ------   -------------
   Sybase *                                            9,800      $   288
   Tech Data *                                        11,563          392
   WebMD Health, Cl A *                                3,582          100
   Zebra Technologies, Cl A *                         10,480          342
                                                                  -------
                                                                    3,701
                                                                  -------
MATERIALS -- 4.0%
   Aptargroup                                          6,300          264
   Bemis                                               7,200          162
   Compass Minerals International                      3,800          306
   Domtar *                                           53,000          289
   Eagle Materials                                     1,300           33
   Greif, Cl A                                         4,300          275
   Martin Marietta Materials                           1,800          187
   Methanex                                            4,900          137
   Newmont Mining                                      8,858          462
   Nova Chemicals                                      9,900          244
   Packaging Corp of America                           9,800          211
   Rockwood Holdings *                                 7,800          272
   Sonoco Products                                     5,600          173
                                                                  -------
                                                                    3,015
                                                                  -------
TELECOMMUNICATION SERVICES -- 4.8%
   AT&T                                               11,200          377
   CenturyTel                                         17,264          614
   Citizens Communications                            24,311          276
   Embarq                                              7,200          340
   Sprint Nextel                                      36,700          349
   Telephone & Data Systems                           19,424          918
   US Cellular *                                       6,838          387
   Verizon Communications                              9,600          340
                                                                  -------
                                                                    3,601
                                                                  -------
UTILITIES -- 11.4%
   AGL Resources                                       7,500          259
   Alliant Energy                                      6,800          233
   Ameren                                             15,681          662
   Atmos Energy                                        8,400          232
   Consolidated Edison                                 7,550          295
   Constellation Energy Group                          2,900          238
   DPL                                                10,000          264
   DTE Energy                                          6,000          255
   Edison International                                5,900          303
   Great Plains Energy                                 9,927          251
   Hawaiian Electric Industries                       18,849          466
   MDU Resources Group                                10,000          349
   NiSource                                           13,900          249
   Northeast Utilities                                11,500          294
   NSTAR                                               7,600          257
   OGE Energy                                         22,690          720
   Pepco Holdings                                     10,600          272
   PG&E                                                7,200          286
   Puget Energy                                        8,109          194
   SCANA                                              20,660          764
   Southern                                            6,996          244
   TECO Energy                                        16,300          350
   Vectren                                            22,773          711
   Westar Energy                                       9,700          209
   Wisconsin Energy                                    5,600          253
                                                                  -------
                                                                    8,610
                                                                  -------
Total Common Stock
   (Cost $75,568) ($ Thousands)                                    72,682
                                                                  -------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund
June 30, 2008

                                          Shares/Face Amount    Market Value
Description                                  ($ Thousands)     ($ Thousands)
---------------------------------------   ------------------   -------------
CASH EQUIVALENT -- 3.5%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.530%**++         2,636,867         $ 2,637
                                                                  -------
Total Cash Equivalent
   (Cost $2,637) ($ Thousands)                                      2,637
                                                                  -------
U.S. TREASURY OBLIGATION -- 0.5%
   U.S. Treasury Bill
      1.824%, 08/21/08 (A) (B)                       $455             454
                                                                  -------
Total U.S. Treasury Obligation
   (Cost $454) ($ Thousands)                                          454
                                                                  -------
Total Investments -- 100.4%
   (Cost $78,659) ($ Thousands) @                                 $75,773
                                                                  =======

     Percentages are based on Net Assets of $75,434 ($Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of June 30, 2008.

(A)  The rate reported is the effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.

++   Investment in Affiliated Security.

Cl   -- Class

Ser  -- Series

@ At June 30, 2008, the tax basis cost of the Fund's investments was $78,659 ($ Thousands), and the unrealized appreciation and depreciation were $2,458 ($ Thousands) and ($5,344) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:

                         NUMBER OF                  UNREALIZED
TYPE OF                 CONTRACTS     EXPIRATION   DEPRECIATION
CONTRACT               LONG (SHORT)      DATE      ($ THOUSANDS)
--------------------   ------------   ----------   -------------
S&P 500 Index E-MINI         33        Sept-2008        $(74)
                                                        ====

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund
June 30, 2008

                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------   -----------   -------------
COMMON STOCK -- 92.9%
CONSUMER DISCRETIONARY -- 3.7%
   Marriott International, Cl A (A)                      121,500      $  3,188
   Starwood Hotels & Resorts Worldwide                   144,300         5,782
                                                                      --------
                                                                         8,970
                                                                      --------
FINANCIALS -- 87.7%
   Acadia Realty Trust +                                  25,600           593
   AMB Property + (A)                                    194,800         9,814
   AvalonBay Communities + (A)                            61,900         5,519
   Boston Properties + (A)                               174,583        15,751
   British Land (United Kingdom) +                       140,672         1,984
   Brookfield Asset Management, Cl A                      72,800         2,369
   Brookfield Properties                                  36,200           644
   Camden Property Trust + (A)                           134,200         5,940
   Corporate Office Properties Trust +                   124,300         4,267
   Dawnay Day Sirius (United Kingdom)                    507,655           502
   Dawnay Day Treveria (United Kingdom)                  490,861           410
   Douglas Emmett + (A)                                  203,225         4,465
   Duke Realty +                                         164,200         3,686
   Equity Residential + (A)                              418,900        16,031
   Essex Property Trust + (A)                             38,300         4,079
   Extra Space Storage + (A)                             255,500         3,924
   Federal Realty Investment Trust + (A)                  87,600         6,044
   Forest City Enterprises, Cl A                         108,000         3,480
   General Growth Properties + (A)                       264,510         9,266
   Hammerson (United Kingdom) +                          129,931         2,308
   HCP +                                                 122,200         3,887
   Host Hotels & Resorts + (A)                           761,694        10,397
   Kimco Realty + (A)                                    306,200        10,570
   LaSalle Hotel Properties +                             38,800           975
   Liberty Property Trust + (A)                           65,800         2,181
   Macerich + (A)                                         97,000         6,027
   Mack-Cali Realty +                                     75,000         2,563
   Prologis + (A)                                        165,700         9,006
   PS Business Parks +                                    41,505         2,142
   Public Storage +                                       61,254         4,949
   Saul Centers + (A)                                     27,100         1,273
   Simon Property Group + (A)                            233,050        20,949
   SL Green Realty + (A)                                  88,400         7,312
   Strategic Hotels & Resorts + (A)                      192,700         1,806
   Sunstone Hotel Investors + (A)                         51,100           848
   Taubman Centers +                                      78,150         3,802
   Thomas Properties Group                                71,458           703
   UDR + (A)                                              26,900           602
   Unibail (France) +                                     11,296         2,615
   Ventas +                                              116,500         4,959
   Verde Realty PIPE * (B) (C)                            21,400           706
   Vornado Realty Trust +                                167,000        14,696
                                                                      --------
                                                                       214,044
                                                                      --------
HEALTH CARE -- 1.5%
   Brookdale Senior Living (A)                           106,600         2,170
   Sunrise Senior Living * (A)                            65,500         1,472
                                                                      --------
                                                                         3,642
                                                                      --------
Total Common Stock
   (Cost $236,010) ($ Thousands)                                       226,656
                                                                      --------

                                                                    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------   -----------   -------------
AFFILIATED PARTNERSHIP -- 42.7%
   SEI Liquidity Fund, L.P.,
      2.750%**++ (D)                                 104,131,573      $104,132
                                                                      --------
Total Affiliated Partnership
   (Cost $104,132) ($ Thousands)                                       104,132
                                                                      --------
CASH EQUIVALENT -- 4.3%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.530%** ++              10,447,518        10,448
                                                                      --------
Total Cash Equivalent
   (Cost $10,448) ($ Thousands)                                         10,448
                                                                      --------
Total Investments -- 139.9%
   (Cost $350,590) ($ Thousands) @                                    $341,236
                                                                      ========

     Percentages are based on Net Assets of $243,928 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of June 30, 2008.

(A) This security or a partial position of this security is on loan at June 30, 2008. The total market value of securities on loan at June 30, 2008 was $98,893 ($ Thousands).

(B) Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2008 was $706 ($ Thousands) and represented 0.29% of Net Assets.

(C) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2008 was $706 ($ Thousands) and represented 0.29% of Net Assets.

(D) This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2008 was $104,132 ($ Thousands).

+    Real Estate Investment Trust.

++   Investment in Affiliated Security.

Cl   -- Class
L.P. -- Limited Partnership
PIPE -- Private Investment in Public Entity

@ At June 30, 2008, the tax basis cost of the Fund's investments was $350,590 ($ Thousands), and the unrealized appreciation and depreciation were $9,871 ($ Thousands) and ($19,225) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

A summary of restricted securities held by the Fund at June 30, 2008, is as follows:

                                         RIGHT TO                      MARKET        % OF
                NUMBER     ACQUISITION    ACQUIRE        COST           VALUE         NET
DESCRIPTION    OF SHARES       DATE        DATE     ($ THOUSANDS)   ($ THOUSANDS)   ASSETS
------------   ---------   -----------   --------   -------------   -------------   ------
Verde Realty
    PIPE         21,400      2/16/07      2/16/07       $706             $706        0.29%
                                                        ====             ====        ====

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
LOAN PARTICIPATIONS(C)-- 30.4%
   Acument Global Technologies, Term B Loan
      8.860%, 08/11/13                             $         970   $         902
      8.698%, 08/11/13                                       997             928
   Alpha Topco, 2nd Lien
      8.218%, 06/30/14                                     2,000           1,777
   Applied Systems
      7.854%, 09/26/13                                       496             466
   Arclin US Holdings, 1st Lien
      5.470%, 07/10/14                                     1,840           1,472
   Barrington Broadcasting Group
      4.950%, 08/05/13                                       985             925
   Berry Plastics Holdings, Term C Loan
      7.360%, 04/03/15                                     1,990           1,803
   Bio Tech Research Labs, 1st Lien
      7.360%, 03/17/14                                       993             864
   CCS Medical
      8.820%, 09/30/12                                     1,967           1,666
      8.450%, 09/30/12                                     3,455           2,926
   Cequel Communications, 1st Lien
      4.758%, 11/05/13                                     1,476           1,379
   Charter Communications
      0.000%, 03/06/14 (A)                                 2,000           1,755
   Chiquita Brands, Term C Loan
      7.875%, 06/28/12                                       880             871
   Claire's Stores, Term B Loan
      0.000%, 05/29/14 (A)                                 3,000           2,178
   Clarke American, Tranche B
      5.196%, 03/09/14                                     2,000           1,687
   Delphi, Tranche C, 1st Lien
      11.125%, 12/31/08                                       92              88
      8.500%, 12/31/08                                       908             864
   Delta Air Lines, 2nd Lien
      6.149%, 04/30/14                                     1,985           1,276
   Dollar General, Tranche B-2
      5.585%, 07/07/14                                     3,000           2,727
   DTN, 1st Lien, Tranche C
      8.370%, 08/15/14                                       993             958
   Eddie Bauer
      5.825%, 04/01/14                                       857             694
   Emerson Reinsurance, Term A Loan
      4.550%, 12/15/11                                     1,300           1,209
   Emerson Reinsurance, Term B Loan
      5.800%, 12/15/11                                       500             465
   Emerson Reinsurance, Term C Loan
      8.050%, 12/15/11                                       200             186
   Euramax International, 1st Lien
      8.000%, 06/29/12                                     1,429           1,271
   Ferro
      7.219%, 06/06/12                                        12              11
      1.000%, 06/06/12 (B)                                   644              33
   First Data
      5.142%, 09/24/14                                     3,500           3,219
   Foamex L.P., 1st Lien
      3.653%, 02/12/13                                     2,588           2,135
   Fontainebleau Miami, Term B Loan
      11.703%, 06/06/12                                    2,500           2,144
   Freescale Semiconductor
      4.209%, 11/29/13                                     2,000           1,809
   Generac Aquisition
      9.250%, 11/15/13                                         2               2

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
Ginn La Conduit Lender, 1st Lien, Tranche A
   5.098%, 06/08/11                                $         315   $         138
   2.596%, 06/08/11                                          315             138
Ginn La Conduit Lender, 1st Lien,
   Tranche B
   8.860%, 06/08/11                                          681             298
   6.196%, 06/08/11                                          681             298
Global Petroleum
   9.855%, 07/26/13                                        1,980           1,901
Graham Packaging Company, Term B
   Loan
   7.625%, 10/07/11                                           10              10
Green Valley Ranch Gaming
   7.125%, 02/16/14                                          984             834
Green Valley Ranch Gaming, 2nd Lien
   6.335%, 08/16/14                                        1,000             633
HCA, Tranche B
   4.946%, 11/18/13                                        1,000             938
Idearc, Term B Loan
   2.714%, 11/17/14                                        1,000             799
II Exploration L.P. (Synthetic)
   9.250%, 10/28/13                                          150             127
II Exploration L.P., Term B Loan
   8.913%, 10/28/13                                          846             719
Keane International
   4.640%, 06/04/13                                        1,847           1,376
Keane International (Synthetic)
   4.640%, 06/04/13                                          140             104
Kuilima Resort, 1st Lien
   12.000%, 09/30/10                                       1,577           1,381
Lake at Las Vegas
   15.460%, 06/20/12                                       1,759             323
   12.000%, 06/20/12                                       1,000             995
Lake at Las Vegas (Synthetic)
   16.350%, 06/20/12                                         241              44
Land Investment Consortium, 1st Lien
   8.845%, 05/09/11                                          901             676
Latham Manufacturing
   8.750%, 06/30/12                                          967             658
Lifecare Holding
   7.050%, 08/11/12                                          492             432
LNR Property, Tranche B
   6.030%, 07/12/11                                        1,080             906
Medical Staffing Network, 1st Lien
   8.834%, 07/02/13                                        1,000             980
Metro PCS Wireless, Tranche B
   7.304%, 11/04/13                                        2,000           1,907
Monitor Oil, 2nd Lien
   0.000%, 01/25/15 (B)                                       47              --
Movie Gallery, 1st Lien
   12.250%, 03/08/12                                       1,436           1,079
   9.750%, 03/08/12                                          479             360
Movie Gallery, 1st Lien (Synthetic)
   11.000%, 03/08/12                                          60              45
   7.760%, 03/08/12                                           20              15
National Money Mart
   8.050%, 10/30/12                                          422             371
   7.950%, 10/30/12                                          571             502
Nep II, Term B Loan
   7.448%, 02/16/14                                        1,990           1,796

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Penton Media, 1st Lien
      7.240%, 02/01/13                             $       1,493   $       1,243
   Pinnacle Foods Group
      5.370%, 04/19/14                                       993             924
   Pivotal Promontory LLC, 1st Lien
      8.070%, 08/31/10                                     2,957           2,018
   Realogy (Synthetic)
      2.553%, 10/10/13                                       526             447
      0.000%, 10/10/13 (A)                                   117             100
   Realogy, Term B Loan
      5.590%, 10/10/13                                     1,955           1,660
      0.000%, 10/10/13 (A)                                   875             743
   Roofing Supply Group
      7.700%, 06/30/13                                       977             562
   Sabre
      5.244%, 09/30/14                                     1,831           1,497
   Serena Software
      7.175%, 03/11/13                                     1,707           1,557
   Sirva Worldwide, Term B Loan
      12.500%, 12/01/10                                    1,787             804
      9.400%, 12/01/10                                       888             888
      6.370%, 12/01/10                                     1,000             450
      0.000%, 12/01/10 (B)                                    18              --
   Sitel LLC
      7.850%, 01/30/14                                     2,916           2,273
   Spirit Finance
      8.356%, 07/15/13                                     2,500           1,883
      5.873%, 07/15/13                                     1,000             753
   Stratos Global, Term B Loan
      7.580%, 02/13/12                                     1,880           1,779
   Texas Electric, Tranche B-2
      0.000%, 10/10/14 (A)                                 1,959           1,812
   The Newark Group
      7.100%, 03/22/13                                       333             298
   The Newark Group (Synthetic)
      7.380%, 03/22/13                                     1,667           1,492
   Total Safety, 1st Lien, Tranche B
      8.329%, 12/08/12                                     1,000             950
   Totes Isotoner, 1st Lien
      7.747%, 01/31/13                                       746             596
      7.744%, 01/31/13                                     2,241           1,792
      7.741%, 01/31/13                                       993             795
   Tribune, Tranche B
      5.482%, 05/09/14                                         8               6
   US Airways Group
      4.883%, 03/19/14                                     6,435           4,251
   Venoco
      6.688%, 04/28/11                                     2,000           1,922
   Venoco, 2nd Lien
      6.688%, 05/07/14                                     1,000             961
   Verint Systems
      5.873%, 05/09/14                                     1,877           1,680
   Waiccs Las Vegas 3 LLC, 1st Lien
      6.198%, 02/01/09                                     2,000           1,800
   Waiccs Las Vegas 3 LLC, 2nd Lien
      11.698%, 02/01/09                                    2,000           1,800
   WideOpenWest Finance, 1st Lien
      7.931%, 06/01/14                                     3,000           2,602
      7.690%, 06/30/14                                     2,000           1,735
   WideOpenWest Finance, 2nd Lien
      11.448%, 06/27/15                                    1,250           1,050

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Wm. Bolthouse Farms, 1st Lien
      7.000%, 12/17/12                             $       2,967   $       2,853
                                                                   -------------
Total Loan Participations
   (Cost $129,972)($ Thousands)                                          109,449
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 24.4%
Agency Mortgage-Backed Obligations -- 7.7%
   FHLMC
      6.000%, 09/01/26                                     1,086           1,105
   FHLMC CMO, Ser 245, Cl IO
      5.000%, 05/15/37                                     1,637             431
   FNMA
      6.500%, 09/01/26                                       593             612
      6.000%, 10/01/26 to 01/01/27                         8,904           9,049
   FNMA TBA
      6.500%, 07/01/32                                    10,000          10,294
      6.000%, 11/01/14 to 11/01/26                         5,973           6,109
                                                                   -------------
                                                                          27,600
                                                                   -------------
Non-Agency Mortgage-Backed Obligations -- 16.7%
   American Tower Trust, Ser 2007-1A, Cl D
      5.957%, 04/15/37                                     1,250           1,109
   Arkle Master Issuer PLC, Ser 2006-1A, Cl 3M
      2.909%, 08/20/08 (C)                                 1,000             935
   Banc of America Mortgage Securities,
    Ser 2004-J, Cl 2A1
      4.760%, 07/01/08 (C)                                   351             344
   Banc of America Mortgage Securities,
    Ser 2005-C, Cl 2A2
      4.705%, 07/01/08 (C)                                   985             972
   Banc of America Mortgage Securities,
    Ser 2005-I, Cl 2A1
      4.866%, 07/01/08 (C)                                   692             675
   Bayview Commercial Asset Trust,
    Ser 2006-4A, Cl A2
      2.753%, 12/25/36 (C)                                   537             479
   Bear Stearns Adjustable Rate Mortgage
    Trust, Ser 2005-12, Cl 11A1
      5.451%, 07/01/08 (C)                                   745             651
   Bear Stearns Adjustable Rate Mortgage
    Trust, Ser 2005-6, Cl 3A1
      5.282%, 07/01/08 (C)                                 1,753           1,635
   Citigroup Commercial Mortgage Trust,
    Ser 2006-FL2, Cl D
      2.681%, 07/14/08 (C)                                   400             359
   Citigroup Commercial Mortgage Trust,
    Ser 2007-FL3A, Cl J
      3.421%, 07/15/08 (C)                                   775             457
   Citigroup Mortgage Loan Trust,
    Ser 2004-HYB3, Cl 1A
      5.400%, 08/25/08 (C)                                   218             211
   Citigroup Mortgage Loan Trust,
    Ser 2006-AR1, Cl 1A1
      4.900%, 08/25/08 (C)                                   730             709
   Commercial Mortgage Pass-Through
    Certificates, Ser 2006-FL12, Cl A2
      2.571%, 07/15/08 (C)                                 1,020             975

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Countrywide Home Loan Mortgage
    Pass-Through Trust, Ser 2005-22,
    Cl 2A1
      5.253%, 08/25/08 (C)                         $         788   $         719
   Countrywide Home Loan Mortgage
    Pass-Through Trust, Ser 2005-
    HY10, Cl 3A1A
      5.377%, 07/01/08 (C)                                   510             408
   Crown Castle Towers LLC,
    Ser 2006-1A, Cl E
      6.065%, 11/15/36                                     1,775           1,580
   Crusade Global Trust, Ser 2004-2,
    Cl A1
      2.849%, 08/19/08 (C)                                   194             184
   Crusade Global Trust, Ser 2007-1, ClA1
      2.878%, 07/21/08 (C)                                 1,209           1,160
   Diversified REIT Trust, Ser 1999-1A,
    Cl A2
      6.780%, 03/18/11                                       255             255
   First Horizon Alternative Mortgage
    Securities, Ser 2005-AA3, Cl 3A1
      5.352%, 07/01/08 (C)                                 1,382           1,253
   First Horizon Asset Securities,
    Ser 2005-AR4, Cl 2A1
      5.330%, 08/25/08 (C)                                 1,170           1,127
   Gracechurch Mortgage Financing PLC,
    Ser 2007-1A, Cl 2D1
      3.085%, 08/20/08 (C)                                 1,195           1,041
   Granite Master Issuer PLC, Ser 2006-3,
    Cl M1
      2.998%, 07/21/08 (C)                                   570             476
   Granite Master Issuer PLC, Ser 2007-1,
    Cl 1C1
      3.103%, 07/24/08 (C)                                   410             381
   Granite Master Issuer, Ser 2007-2,
    Cl 2C1
      3.146%, 07/17/08 (C)                                   525             343
   Greenwich Capital Commercial
    Funding, Ser 2006-FL4A, Cl C
      2.693%, 08/05/08 (C)                                   810             703
   GS Mortgage Securities II, Ser 2007-
    EOP, Cl K
      3.500%, 07/06/08 (C)                                   380             335
   GSR Mortgage Loan Trust, Ser 2005-
    AR2, Cl 1A2
      6.433%, 07/01/08 (C)                                   330             319
   GSR Mortgage Loan Trust, Ser 2006-
    AR2, Cl 3A1
      5.748%, 08/25/08 (C)                                   973             941
   GSR Mortgage Loan Trust, Ser 2007-
    AR2, Cl 1A1
      5.781%, 08/25/08 (C)                                 2,106           1,957
   Harborview Mortgage Loan Trust,
    Ser 2005-14, Cl 3A1A
      5.300%, 08/19/08 (C)                                 1,517           1,493
   Holmes Master Issuer PLC,
    Ser 2007-2A, Cl 1C
      2.943%, 07/15/08 (C)                                   447             427
   Impac CMB Trust, Ser 2005-1, Cl 1A1
      2.743%, 07/25/08 (C)                                   428             327
   Impac CMB Trust, Ser 2005-4, Cl 1M1
      2.913%, 07/25/08 (C)                                   662             309

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Interstar Millennium Trust, Ser 2002-
    1G, Cl A2
      2.908%, 10/07/08 (C)                         $         116   $         114
   JPMorgan Chase Commercial Mortgage
    Securities, Ser 2006-FL2A, Cl J
      3.121%, 07/15/08 (C)                                 1,971           1,585
   JPMorgan Mortgage Trust, Ser 2006-
    A6, Cl 4A1
      5.253%, 08/25/08 (C)                                 1,116           1,084
   JPMorgan Mortgage Trust, Ser 2007-
    A3, Cl 1A1
      5.462%, 07/01/08 (C)                                 2,043           1,938
   Leek Finance PLC, Ser 2006-18A,
    Cl A2B
      2.931%, 09/22/08 (C)                                   500             486
   Master Adjustable Rate Mortgages
    Trust, Ser 2004-12, Cl 5A1
      6.619%, 07/01/08 (C)                                   105             105
   Merrill Lynch Mortgage Investors,
    Ser 2005-A1, Cl 1A
      5.928%, 07/01/08 (C)                                   414             401
   Merrill Lynch Mortgage Investors,
    Ser 2005-A2, Cl A2
      4.490%, 07/01/08 (C)                                 1,710           1,653
   Merrill Lynch Mortgage Investors,
    Ser 2005-A9, Cl 2A1E
      5.142%, 08/25/08 (C)                                 2,112           2,078
   Merrill Lynch Mortgage Investors,
    Ser 2005-A9, Cl 2A1A
      5.142%, 07/01/08 (C)                                 1,521           1,504
   MLCC Mortgage Investors, Ser 2006-1,
    Cl 2A1
      5.377%, 07/01/08 (C)                                 1,154           1,116
   Morgan Stanley Capital I, Ser 2007-
    XLFA, Cl C
      2.642%, 07/15/08 (C)                                 1,025             881
   MortgageIT Trust, Ser 2005-5, Cl A1
      2.743%, 07/25/08 (C)                                 1,439           1,165
   Permanent Master Issuer PLC,
    Ser 2006-1, Cl 2C
      3.113%, 07/15/08 (C)                                   700             651
   Prudential Commercial Mortgage Trust,
    Ser 2003-PWR1, Cl A1
      3.669%, 02/11/36                                       751             734
   Residential Funding Mortgage
    Securities I, Ser 2006-SA1, Cl 1A1
      5.676%, 08/25/08 (C)                                   602             584
   Residential Funding Mortgage
    Securities I, Ser 2007-SA2, Cl 2A2
      5.668%, 07/01/08 (C)                                 1,031             976
   Residential Funding Mortgage
    Securities I, Ser 2007-SA2, Cl 2A1
      5.668%, 08/25/08 (C)                                 2,123           2,012
   Sequoia Mortgage Trust, Ser 2004-10,
    Cl A2
      2.802%, 07/20/08 (C)                                   275             272
   Sequoia Mortgage Trust, Ser 2004-11,
    Cl A1
      2.782%, 07/20/08 (C)                                   218             205
   Sequoia Mortgage Trust, Ser 2005-2,
    Cl A1
      2.702%, 07/20/08 (C)                                   133             121

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Sequoia Mortgage Trust, Ser 2007-1,
    Cl 2A1
      5.762%, 07/20/08 (C)                         $       2,036   $       1,942
   Washington Mutual Mortgage Pass-
    Through Certificates, Ser 2003-AR10, Cl A6
      4.056%, 08/25/08 (C)                                 1,500           1,499
   Washington Mutual Mortgage Pass-
    Through Certificates, Ser 2004-AR5,
    Cl A6
      3.839%, 08/25/08 (C)                                 1,200           1,194
   Washington Mutual Mortgage Pass-
    Through Certificates, Ser 2005-AR3, Cl A2
      4.636%, 08/25/08 (C)                                 1,306           1,245
   Washington Mutual Mortgage Pass-
    Through Certificates, Ser 2006-AR2, Cl 1A1
      5.301%, 08/25/08 (C)                                   724             698
   Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2003-J, Cl 2A4
      4.450%, 08/25/08 (C)                                   201             200
   Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2004-BB, Cl A2
      4.556%, 08/25/08 (C)                                   737             682
   Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2005-AR1, Cl 2A1
      4.497%, 08/25/08 (C)                                   952             936
   Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2005-AR2, Cl 2A2
      4.542%, 08/25/08 (C)                                   840             811
   Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2005-AR4, Cl 2A2
      4.526%, 08/25/08 (C)                                   497             475
   Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2006-AR10, Cl 2A1
      5.646%, 08/25/08 (C)                                 1,198           1,159
   Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2006-AR16, Cl A1
      5.669%, 08/25/08 (C)                                 1,684           1,623
   Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2006-AR5, Cl 2A1
      5.540%, 08/25/08 (C)                                 1,609           1,561
   Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2006-AR8, Cl 2A1
      5.240%, 08/25/08 (C)                                 1,140           1,097
                                                                   -------------
                                                                          60,036
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $91,830) ($ Thousands)                                           87,636
                                                                   -------------
ASSET-BACKED SECURITIES -- 17.6%
Automotive -- 3.1%
   AESOP Funding II, Ser 2003-4A, Cl A2
      2.860%, 08/20/09                                       167             166

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   AmeriCredit Automobile Receivables
    Trust, Ser 2006-1, Cl B
      5.200%, 03/06/11                             $         830   $         823
   AmeriCredit Automobile Receivables
    Trust, Ser 2007-AX, Cl A2
      5.290%, 07/06/08                                        78              78
   AmeriCredit Automobile Receivables
    Trust, Ser 2007-AX, Cl A4
      2.503%, 10/06/13 (C)                                   570             506
   Americredit Prime Automobile
    Receivable, Ser 2007-1, Cl D
      5.620%, 01/08/12                                       775             730
   Capital Auto Receivables Asset Trust,
    Ser 2007-1, Cl B
      5.150%, 09/17/12                                       955             899
   Carmax Auto Owner Trust, Ser 2007-1, Cl C
      5.530%, 07/15/13                                       190             179
   Ford Credit Auto Owner Trust,
    Ser 2007-A, Cl C
      5.800%, 02/15/13                                       515             466
   Harley-Davidson Motorcycle Trust,
    Ser 2006-1, Cl B
      5.240%, 11/15/13                                     1,550           1,541
   Harley-Davidson Motorcycle Trust,
    Ser 2006-3, Cl B
      5.430%, 11/15/14                                       890             881
   Harley-Davidson Motorcycle Trust,
    Ser 2007-2, Cl B
      5.230%, 03/15/14                                     1,225           1,144
   Hyundai Auto Receivables Trust,
    Ser 2006-B, Cl D
      5.410%, 05/15/13                                       680             658
   Hyundai Auto Receivables Trust,
    Ser 2007-A, Cl A4
      5.260%, 11/15/12                                       660             671
   Hyundai Auto Receivables Trust,
    Ser 2007-A, Cl A3A
      5.040%, 01/17/12                                       660             672
   Merrill Auto Trust Securitization,
    Ser 2007-1, Cl C
      5.960%, 12/15/13                                     1,768           1,625
                                                                   -------------
                                                                          11,039
                                                                   -------------
Credit Cards -- 6.2%
   Advanta Business Card Master Trust,
    Ser 2004-C1, Cl C
      3.532%, 07/20/08 (C)                                   485             435
   Advanta Business Card Master Trust,
    Ser 2005-C1, Cl C1
      2.992%, 07/20/08 (C)                                   800             793
   Advanta Business Card Master Trust,
    Ser 2006-B2, Cl B2
      2.732%, 07/20/08 (C)                                 1,000             750
   Advanta Business Card Master Trust,
    Ser 2006-C1, Cl C1
      2.962%, 10/20/14 (C)                                 1,500           1,075
   Advanta Business Card Master Trust,
    Ser 2007-B1, Cl B1
      2.732%, 12/22/14 (C)                                 2,000           1,438
   American Express Credit Account
    Master Trust, Ser 2004-C, Cl C
      2.971%, 07/15/08 (C)                                   124             121

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Bank of America Credit Card Trust,
    Ser 2006-C7, Cl C7
      2.701%, 07/15/08 (C)                         $       1,000   $         970
   Cabela's Master Credit Card Trust,
    Ser 2006-3A, Cl C
      2.871%, 07/15/08 (C)                                   520             458
   Capital One Master Trust,
    Ser 2002-1A, Cl B
      3.071%, 11/15/11 (C)                                   525             522
   Capital One Multi-Asset Execution
    Trust, Ser 2003-B3, Cl B3
      4.500%, 06/15/11                                     1,500           1,500
   Capital One Multi-Asset Execution
    Trust, Ser 2005-C1, Cl C1
      2.871%, 02/15/13 (C)                                 1,800           1,626
   Citibank Credit Card Issuance Trust,
    Ser 2006-C4, Cl C4
      2.668%, 08/07/08 (C)                                 1,800           1,735
   Citibank Credit Card Issuance Trust,
    Ser 2007-B5, Cl B5
      3.083%, 08/07/08 (C)                                 2,000           1,841
   First National Master Note Trust,
    Ser 2007-1, Cl B
      2.671%, 07/15/08 (C)                                 1,335           1,280
   GE Capital Credit Card Master Note
    Trust, Ser 2007-4, Cl B
      2.671%, 07/15/08 (C)                                 3,150           2,796
   MBNA Master Credit Card Trust,
    Ser 1997-B, Cl B
      2.821%, 07/15/08 (C)                                 2,100           1,950
   MBNA Master Credit Card Trust,
    Ser 1999-J, Cl C
      7.850%, 02/15/12                                     1,500           1,539
   Washington Mutual Master Note Trust,
    Ser 2006-C2A, Cl C2A
      2.971%, 07/15/08 (C) (D)                               800             519
   Washington Mutual Master Note Trust,
    Ser 2006-C3A, Cl C3A
      2.851%, 07/15/08 (C)                                 1,000             853
                                                                   -------------
                                                                          22,201
                                                                   -------------
Mortgage Related Securities -- 1.4%
   ACE Securities, Ser 2006-HE1, Cl M2
      2.883%, 07/27/08 (C)                                   515              98
   ACE Securities, Ser 2006-OP2, Cl A2B
      2.593%, 08/25/36 (C)                                 1,000             911
   Asset-Backed Funding Certificates,
    Ser 2006-OPT2, Cl A3B
      2.593%, 07/25/08 (C)                                 1,100           1,065
   New Century Home Equity Loan Trust,
    Ser 2005-1, Cl A1M2
      2.773%, 07/25/08 (C)                                    35              30
   Option One Mortgage Loan Trust,
    Ser 2005-3, Cl M1
      2.953%, 07/25/08 (C)                                   428             350
   Option One Mortgage Loan Trust,
    Ser 2007-2, Cl M1
      2.843%, 07/25/08 (C)                                 2,635             389
   Option One Mortgage Loan Trust,
    Ser 2007-FXD1, Cl 3A3
      5.611%, 08/25/08 (C)                                   285             181

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Option One Mortgage Loan Trust,
    Ser 2007-FXD2, Cl 2A1
      5.900%, 03/25/37 (E)                         $       1,260   $       1,252
   Option One Mortgage Loan Trust,
    Ser 2007-HL1, Cl 2A1
      2.603%, 07/26/08 (C)                                 1,028             954
                                                                   -------------
                                                                           5,230
                                                                   -------------
Other Asset-Backed Securities -- 6.9%
   ACAS Business Loan Trust, Ser 2006-1A, Cl A
      2.868%, 08/27/08 (C)                                 1,750           1,619
   ACAS Business Loan Trust, Ser 2007-1A, Cl C
      3.570%, 07/24/08 (C)                                1,8435           1,528
   AIG Credit Premium Finance Master
    Trust, Ser 2007-AA, Cl C
      2.871%, 07/15/08 (C)                                 1,245           1,076
   Babson CLO, Ser 2007-1A, Cl A1
      2.959%, 07/18/08 (C)                                 1,120           1,000
   Blackrock Senior Income Series,
    Ser 2006-4A, Cl C
      3.498%, 04/20/19 (C)                                 1,930           1,347
   Capital Trust Re CDO Ltd.,
    Ser 2006-4A, Cl A1
      2.792%, 10/20/43 (C)                                 1,091             797
   CapitalSource Commercial Loan Trust,
    Ser 2006-2A, Cl A1A
      2.692%, 07/20/08 (C)                                   730             662
   CapitalSource Commercial Loan Trust,
    Ser 2007-1, Cl C
      3.132%, 03/20/17 (C)                                   518             369
   CIT Equipment Collateral,
    Ser 2006-VT2, Cl C
      5.290%, 04/20/14                                        85              84
   Citigroup Mortgage Loan Trust,
    Ser 2006-WFH3, Cl M1
      2.773%, 07/27/08 (C)                                   805             347
   Countrywide Asset-Backed Certificates,
    Ser 2005-13, Cl 3AV3
      2.733%, 07/25/08 (C)                                 1,310           1,265
   Countrywide Asset-Backed Certificates,
    Ser 2006-18, Cl M1
      2.783%, 07/25/08 (C)                                 1,000             267
   Countrywide Asset-Backed Certificates,
    Ser 2006-22, Cl M1
      2.713%, 07/25/08 (C)                                 1,500             206
   Countrywide Asset-Backed Certificates,
    Ser 2006-22, Cl M3
      2.793%, 07/25/08 (C)                                 1,000             106
   Credit-Based Asset Servicing and
    Securitization CDO, Ser 2006-16A, Cl A
      2.922%, 09/06/08 (C)                                   525             342
   Dominos Pizza Master Issuer LLC,
    Ser 2007-1, Cl A2
      5.261%, 04/25/37                                     2,200           1,866
   First Franklin Mortgage Loan Asset
    Backed Certificates, Ser 2007-FF1, Cl M2
      2.743%, 07/26/08 (C)                                 1,145              88

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   GE Business Loan Trust, Ser 2003-2A,
    Cl B
      3.471%, 07/15/08 (C)                         $         105   $          86
   GE Business Loan Trust, Ser 2004-2A,
    Cl A
      2.691%, 07/15/08 (C)                                   139             125
   GE Business Loan Trust, Ser 2004-2A,
    Cl B
      2.951%, 07/15/08 (C)                                   104              94
   GE Business Loan Trust, Ser 2006-2A,
    Cl D
      3.221%, 07/15/08 (C)                                   288             214
   GE Commercial Equipment Financing,
    Ser 2004-1, Cl B
      2.682%, 07/20/08 (C)                                   591             589
   GE Commercial Loan Trust, Ser 2006-3
      3.368%, 07/19/08 (C)                                   371             298
   GE Dealer Floorplan Master Note Trust,
    Ser 2006-2, Cl C
      2.912%, 07/21/08 (C)                                   460             386
   GMAC Mortgage Loan Trust, Ser 2006-
    HE4, Cl A2
      2.623%, 07/25/08 (C)                                 1,108             791
   JPMorgan Mortgage Acquisition,
    Ser 2006-CH1, Cl M1
      2.703%, 07/25/08 (C)                                   335             216
   JPMorgan Mortgage Acquisition,
    Ser 2006-CH2, Cl MV1
      2.693%, 07/25/08 (C)                                 1,125             388
   JPMorgan Mortgage Acquisition,
    Ser 2006-WMC3, Cl A4
      2.633%, 07/25/08 (C)                                 1,250             744
   JPMorgan Mortgage Acquisition,
    Ser 2007-CH3, Cl M3
      2.853%, 07/25/08 (C)                                   385              48
   Katonah, Ser 2005-7A, Cl B
      3.096%, 08/15/08 (C) (D)                               700             567
   Lambda Finance, Ser 2005-1A, Cl A3
      2.906%, 08/15/08 (C)                                 1,600           1,531
   Marriott Vacation Club Owner Trust,
    Ser 2006-2A, Cl A
      5.362%, 10/20/28                                       165             159
   Marriott Vacation Club Owner Trust,
    Ser 2007-1A, Cl D
      6.135%, 05/20/29                                       753             670
   Mayport CLO, Ser 2006-1A, Cl A2L
      3.018%, 08/22/08 (C)                                 1,005             773
   Mayport CLO, Ser 2006-1A, Cl A3L
      3.308%, 08/22/08 (C)                                   270             186
   Prima, Ser 2006-1, Cl A1
      5.417%, 07/01/08 (C)                                 2,146           1,879
   Race Point CLO, Ser 2007-4A, Cl D
      4.873%, 08/01/08 (C)                                   500             307
   Sierra Receivables Funding,
    Ser 2007-2A, Cl A2
      3.482%, 07/21/08 (C)                                 1,235           1,086
   Superior Wholesale Inventory Financing
    Trust, Ser 2007-AE1, Cl B
      3.071%, 07/13/08 (C)                                   215             192
      2.771%, 07/15/08 (C)                                   115             105

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Triton Container Finance LLC,
    Ser 2006-1A, Cl N
      2.652%, 07/28/08 (C)                         $         631   $         511
   Wadsworth CDO, Ser 2006-1A, Cl A2
      3.174%, 08/05/08 (C)                                   940               9
   Wadsworth CDO, Ser 2006-1A, Cl B
      3.244%, 08/05/08 (C)                                   315               3
                                                                   -------------
                                                                          24,926
                                                                   -------------
Total Asset-Backed Securities
   (Cost $81,448) ($ Thousands)                                           63,396
                                                                   -------------
CORPORATE OBLIGATIONS -- 10.1%
Consumer Discretionary -- 0.8%
   Harrah's Operating
      5.500%, 07/01/10                                     1,000             894
   President and Fellows of Harvard College
      3.700%, 04/01/13                                     1,060           1,050
   Univision Communications
      3.875%, 10/15/08                                       825             813
                                                                   -------------
                                                                           2,757
                                                                   -------------
Financials -- 7.1%
   Banco Santander Chile
      3.027%, 09/09/08 (C) (D)                             1,750           1,715
   BTM Curacao Holdings MTN
      4.760%, 07/21/15 (C) (D)                             1,000             978
   Citigroup
      3.188%, 08/26/08 (C)                                 1,500           1,115
   Everest Reinsurance Holdings
      8.750%, 03/15/10                                     1,050           1,120
      6.600%, 11/15/08 (C)                                 2,000           1,427
   Goldman Sachs Capital III
      3.452%, 09/02/08 (C)                                 2,600           1,844
   ILFC E-Capital Trust I
      5.900%, 12/21/08 (C) (D)                             1,000             809
   JPMorgan Chase Capital XXI, Ser U
      3.800%, 08/04/08 (C)                                 2,550           1,963
   Liberty Property L.P.
      7.250%, 03/15/11 +++                                 1,000           1,019
   MBIA Insurance
      14.000%, 07/15/08 (C) (D)                            1,000             415
   Mellon Funding
      2.826%, 08/15/08 (C)                                 2,100           2,084
   Merrill Lynch
      3.536%, 09/12/08 (C)                                   700             470
   Monumental Global Funding III
      2.913%, 07/15/08 (C) (D)                             1,800           1,601
   Prudential Financial MTN
      5.100%, 12/14/11                                       310             308
   RSHB Capital
      7.175%, 05/16/13                                       115             115
      6.299%, 05/15/17 (D)                                 1,065             983
   State Street
      2.999%, 07/30/08 (C)                                 1,215           1,207
   State Street Capital Trust IV
      3.776%, 09/15/08 (C)                                   850             653
   UBS Luxembourg f
      7.429%, 08/11/08 (C)                                   500             494
   Unitrin
      6.000%, 05/15/17                                     1,270           1,143
      4.875%, 11/01/10                                     1,000             946

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund
June 30, 2008

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
   VTB 24 Capital PLC MTN, Ser E
      3.497%, 09/08/08 (C)                         $       1,000   $         968
   VTB Capital
      3.384%, 08/01/08 (C) (D)                               310             307
   Western Union
      5.400%, 11/17/11                                     1,175           1,169
   Willis North America
      5.125%, 07/15/10                                     1,000             983
                                                                   -------------
                                                                          25,836
                                                                   -------------
Health Care -- 0.6%
   Quest Diagnostics
      5.125%, 11/01/10                                     1,000             999
   UnitedHealth Group
      4.070%, 08/07/08 (C)                                 1,000             998
                                                                   -------------
                                                                           1,997
                                                                   -------------
Industrials -- 0.2%
   Continental Airlines, Ser 0616
      3.032%, 09/02/08 (C)                                 1,000             828
                                                                   -------------
Information Technology -- 0.1%
   Freescale Semiconductor
      8.875%, 12/15/14                                       500             406
                                                                   -------------
Regional Agencies -- 0.2%
   Republic of Trinidad & Tobago
      9.875%, 10/01/09                                       500             530
                                                                   -------------
Telecommunication Services -- 0.9%
   Corning
      6.050%, 06/15/15                                     1,000             980
   Telecom Italia Capital
      3.344%, 07/18/08 (C)                                 1,000             953
   Vodafone Group PLC
      2.918%, 08/27/08 (C)                                 1,300           1,254
                                                                   -------------
                                                                           3,187
                                                                   -------------
Utilities -- 0.2%
   Southern, Ser A
      5.300%, 01/15/12                                       665             677
                                                                   -------------
Total Corporate Obligations
   (Cost $40,752)($ Thousands)                                            36,218
                                                                   -------------
CASH EQUIVALENT -- 6.1%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A 2.530%++*                 21,812,786          21,813
                                                                   -------------
Total Cash Equivalent (Cost $21,813)
   ($ Thousands)                                                          21,813
                                                                   -------------
TIME DEPOSITS -- 7.3%
   Barclays Bank London
      2.430%, 08/29/08                                     5,393           5,393
   Lloyds
      2.370%, 08/12/08                                     2,000           2,000
      2.400%, 08/12/08                                     3,200           3,200

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Royal Bank of Canada
      2.430%, 09/10/08                             $       4,721   $       4,721
   Royal Bank of Scotland
      2.450%, 07/31/08                                     5,110           5,110
   UBS London
      2.500%, 07/10/08                                     5,994           5,994
                                                                   -------------
Total Time Deposits (Cost $26,418) ($ Thousands)                          26,418
                                                                   -------------
REPURCHASE AGREEMENT -- 9.5%
   Bank of America (F)
      2.500%, dated 06/30/08, to be
      repurchased on 07/01/08,
      repurchase price $34,302,382
      (collateralized by a U.S. Government
      obligation, par value $88,372,807,
      5.500%, 06/01/33, with total market
      value $34,986,000)                                  34,300          34,300
                                                                   -------------
Total Repurchase Agreement
   (Cost $34,300)($ Thousands)                                            34,300
                                                                   -------------
Total Investments -- 105.4%
Cost $426,533)($ Thousands) @                                      $     379,230
                                                                   =============

     Percentages are based on a Net Assets of $359,788 ($ Thousands).

*    Rate shown is the 7-day effective yield as of June 30, 2008.

+++  Real Estate Investment Trust.

++   Investment in Affiliated Security.

(A)  Unsettled bank loan. Interest rate not available.

(B)  Unfunded bank loan. Interest rate not available.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2008. The date reported on the Schedule of Investments is the next reset date.

(D) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(E) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on June 30, 2008. The coupon on a step bond changes on a specified date.

(F)  Tri-Party Repurchase Agreement.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CDO -- Collateralized Debt Obligation
CHF -- Swiaa Franc
Cl -- Class
CLO -- Collateralized Loan Obligation
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
IO -- Interest Only - face amount represents notional amount
JPY -- Japanese Yen
L.P. -- Limited Partnership
LTD -- Limited
LLC -- Limited Liability Company
MTN -- Medium Term Note
NOK -- Norwegian Korna
NZD -- New Zealand Dollar
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust
SEK -- Swedish Krona

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund
June 30, 2008

Ser -- Series
SGD -- Singapore Dollar
TBA -- To Be Announced
USD -- United States Dollar

Amounts designated as "--" are $0 or have been rounded to $0

@ At June 30, 2008, the tax basis cost of the Fund's investments was $426,533 ($ Thousands), and the unrealized appreciation and depreciation were $471 ($ Thousands) and $(47,774) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:

                                                  Unrealized
                      Number of                  Appreciation
                      Contracts    Expiration   (Depreciation)
Type Of Contract    Long (Short)      Date       ($ Thousands)
-----------------   ------------   ----------   --------------
U.S. 2-Year Note        (101)        Oct-2008       $   26
U.S. 5-Year Note         (86)       Sept-2008          (48)
U.S. 10-Year Note       (145)       Sept-2008         (173)
                                                    ------
                                                    $ (195)
                                                    ======

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2008, is as follows:

                                                              Unrealized
                            Currency            Currency    Appreciation
Settlement                 to Deliver          to Receive   (Depreciation)
Date                      (Thousands)         (Thousands)   ($ Thousands)
-----------------   ---   ----------    ---   -----------   --------------
07/10/08            CAD         5,140   USD         5,055      $   (11)
07/10/08            EUR         2,678   SEK        25,090          (48)
07/10/08            SEK        11,640   EUR         1,249           32
07/10/08            USD         2,962   CAD         3,040           34
07/10/08-08/12/08   CHF        10,800   EUR         6,700          (67)
07/10/08-08/12/08   EUR         5,556   CHF         8,900           (1)
07/10/08-09/10/08   AUD        11,013   JPY     1,007,000       (1,009)
07/10/08-09/10/08   GBP         9,306   JPY     1,893,000         (549)
07/10/08-09/10/08   JPY     1,298,000   AUD        13,814          928
07/10/08-11/12/08   EUR        13,582   JPY     2,119,000       (1,257)
07/10/08-12/10/08   CHF         9,400   NZD        11,598         (516)
07/10/08-12/10/08   JPY     3,195,000   EUR        20,263        1,535
07/10/08-12/10/08   JPY     2,773,000   GBP        13,534          545
07/10/08-12/10/08   NZD        11,788   CHF         9,400          374
08/12/08            CHF         3,200   GBP         1,490         (189)
08/12/08            GBP         1,510   CHF         3,200          149
09/10/08            NZD         5,356   USD         4,100           74
09/10/08            USD         4,100   NZD         5,288         (125)
09/10/08-11/13/08   EUR         5,582   USD         8,600         (143)
09/10/08-12/10/08   GBP         9,470   USD        18,400         (283)
09/10/08-12/10/08   USD        15,100   EUR         9,748          167
09/10/08-12/10/08   USD        23,000   GBP        11,766          204
10/10/08-12/10/08   JPY       335,000   NOK        16,693           54
10/10/08-12/10/08   NOK         8,624   JPY       172,000          (36)
10/10/08-12/10/08   USD         2,900   AUD         3,119           39
11/12/08-12/10/08   SGD         2,000   GBP           757            6
11/13/08            AUD           766   USD           700          (22)
                                                               -------
                                                               $  (115)
                                                               =======

A summary of outstanding swap agreements held by the Fund at June 30, 2008, is as follows:

                              Credit Default Swaps

                                                                                                                Net
                                                                     (Pays)/                   Notional     Unrealized
                                                        Buy/Sell    Receives   Termination      Amount     Depreciation
Counterparty    Reference Entity/Obligation            Protection     Rate         Date      (Thousands)   ($Thousands)
-------------   ------------------------------------   ----------   --------   -----------   -----------   ------------
Goldman Sachs   Republic of Italy, 6.875% 09/27/2023      Sell        0.19%      12/20/16       1,700        $ (33)
                                                                                                             =====

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
MORTGAGE-BACKED SECURITIES -- 67.8%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 48.2%
   FHLB, Ser 2014-I7, Cl 1
      5.340%, 03/20/14                             $       3,174   $       3,182
   FHLB, Ser 2015-VN, Cl A
      5.460%, 11/27/15                                     6,816           6,866
   FHLMC
      7.500%, 11/01/29 to 09/01/32                         2,104           2,268
      7.000%, 09/01/08 to 01/01/32                           593             617
      6.500%, 12/01/13 to 02/01/38                        27,458          28,532
      6.000%, 08/01/16 to 03/01/38                        80,070          81,297
      5.625%, 11/23/35 (A)                                 4,830           4,808
      5.500%, 12/01/13 to 03/01/38                       176,061         174,331
      5.250%, 07/18/11 (A)                                 4,540           4,752
      5.000%, 10/01/14 to 11/01/36                        63,606          61,850
      4.500%, 04/01/28 to 11/01/35                         6,305           5,879
      4.000%, 04/01/19 to 10/01/33                         2,874           2,612
      2.573%, 08/25/08 (B) (L)                               125             125
      2.526%, 08/18/08 (B) (L)                               225             224
      2.353%, 09/15/08 (A) (B)                            12,945          12,881
      2.164%, 10/24/08 (B) (L)                                54              54
      2.131%, 10/14/08 (B)                                   450             447
      2.105%, 09/10/08 (B) (L)                                75              75
      2.082%, 08/29/08 (B) (L)                               400             399
      2.061%, 07/21/08 (B) (L)                            54,762          54,697
   FHLMC TBA
      6.000%, 07/01/16                                     4,500           4,605
      5.500%, 07/01/37 to 08/01/37                        64,500          63,496
      5.000%, 07/01/36                                     5,400           5,174
   FHLMC ARM
      6.911%, 09/15/08                                       996           1,015
      6.683%, 07/01/08                                     2,225           2,285
      6.664%, 09/15/08                                       630             650
      6.663%, 09/15/08                                       629             647
      6.561%, 07/01/08                                     1,833           1,884
      6.389%, 09/15/08                                       857             879
      6.322%, 09/15/08                                       325             333
      6.301%, 09/15/08                                     1,181           1,210
      6.147%, 09/15/08                                     2,589           2,643
      6.031%, 09/15/08                                         7               7
      5.944%, 05/01/37                                       341             345
      5.941%, 03/01/37                                       327             331
      5.940%, 04/01/37                                     2,885           2,931
      5.930%, 05/01/37                                       427             432
      5.918%, 04/01/37                                     7,113           7,236
      5.911%, 09/15/08                                       693             704
      5.899%, 02/01/37                                    15,242          15,516
      5.895%, 01/01/37                                     2,545           2,580
      5.845%, 09/15/08                                     2,463           2,506
      5.839%, 09/15/08                                     1,092           1,113
      5.744%, 05/01/37                                     1,545           1,569
      5.516%, 09/15/08                                     3,368           3,426
      5.115%, 01/01/36                                     5,866           5,925
   FHLMC CMO, Ser 3372, Cl BD
      4.500%, 10/15/22                                     1,188           1,111
   FHLMC CMO, Cl PB
      5.000%, 06/15/31                                       494             479
   FHLMC CMO
      4.500%, 08/15/35                                     1,852           1,835

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   FHLMC CMO STRIPS, Ser 232,
    Cl IO, IO
      5.000%, 08/01/35                             $      11,651   $       2,926
   FHLMC CMO STRIPS, Ser 233,
    Cl 12, IO
      5.000%, 09/15/35                                     3,287             748
   FHLMC CMO STRIPS, Ser 233,
    Cl 6, IO
      4.500%, 08/15/35                                       485             109
   FHLMC CMO STRIPS, Ser 245, IO
      5.000%, 05/15/37                                     2,839             747
   FHLMC CMO, Ser 1, Cl Z
      9.300%, 04/15/19                                       149             160
   FHLMC CMO, Ser 1611, Cl Z
      6.500%, 11/15/23                                    14,799          15,489
   FHLMC CMO, Ser 1983, Cl Z
      6.500%, 12/15/23                                     2,152           2,248
   FHLMC CMO, Ser 2043, Cl CJ
      6.500%, 04/15/28                                     3,231           3,390
   FHLMC CMO, Ser 2277, Cl B
      7.500%, 01/15/31                                       449             461
   FHLMC CMO, Ser 2389, Cl CD
      6.000%, 03/15/16                                     2,434           2,477
   FHLMC CMO, Ser 2399, Cl XG
      6.500%, 01/15/32                                     6,512           6,831
   FHLMC CMO, Ser 2542, Cl ES
      5.000%, 12/15/17                                     2,316           2,312
   FHLMC CMO, Ser 2544, Cl 1W, IO
      5.500%, 03/15/26                                       666               7
   FHLMC CMO, Ser 2558, Cl BD
      5.000%, 01/15/18                                     1,785           1,772
   FHLMC CMO, Ser 2583, Cl TD
      4.500%, 12/15/13                                     1,626           1,631
   FHLMC CMO, Ser 2590, Cl NU
      5.000%, 06/15/17                                     1,305           1,328
   FHLMC CMO, Ser 2603, Cl KT
      4.750%, 07/15/14                                       787             786
   FHLMC CMO, Ser 2623, Cl AJ
      4.500%, 07/01/08                                     1,309           1,306
   FHLMC CMO, Ser 2645, Cl MK
      3.500%, 07/15/22                                        90              90
   FHLMC CMO, Ser 2672, Cl HA
      4.000%, 09/15/16                                       629             624
   FHLMC CMO, Ser 2694, Cl QG
      4.500%, 01/15/29                                     1,930           1,923
   FHLMC CMO, Ser 2725, Cl PC
      4.500%, 05/15/28                                       724             728
   FHLMC CMO, Ser 2727, Cl PW
      3.570%, 06/15/29                                       100              99
   FHLMC CMO, Ser 2733, Cl ME
      5.000%, 01/15/34                                     5,995           5,615
   FHLMC CMO, Ser 2780, Cl TB
      3.000%, 12/15/24                                       709             706
   FHLMC CMO, Ser 2790, Cl TN
      4.000%, 05/15/24                                     1,398           1,265
   FHLMC CMO, Ser 2809, Cl HX, IO
      6.000%, 10/15/24                                        90              --
   FHLMC CMO, Ser 2945, Cl SA
      7.846%, 07/15/08 (C)                                 5,125           5,084
   FHLMC CMO, Ser 3035, Cl PA
      5.500%, 09/15/35                                       479             489

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   FHLMC CMO, Ser 3079, Cl MD
      5.000%, 03/15/34                             $       1,159   $       1,119
   FHLMC CMO, Ser 3104, Cl QC
      5.000%, 09/15/31                                     1,199           1,189
   FHLMC CMO, Ser 3117
      5.000%, 06/15/31                                     4,875           4,920
   FHLMC CMO, Ser 3133, Cl GA
      5.000%, 06/15/33                                       971             980
   FHLMC CMO, Ser 3268, Cl HC
      5.000%, 12/15/32                                       957             937
   FHLMC CMO, Ser 3289, Cl PB
      5.000%, 11/15/29                                     1,241           1,239
   FHLMC CMO, Ser 3298, Cl VB
      5.000%, 11/15/25                                     1,046             983
   FHLMC CMO, Ser 3316, Cl HA
      5.000%, 07/15/35                                     3,341           3,321
   FHLMC CMO, Ser 3460, Cl PC
      5.000%, 08/15/34                                     1,038             988
   FNMA
      8.000%, 10/01/15                                        14              15
      7.000%, 09/01/26 to 12/01/37                         7,400           7,800
      6.500%, 05/01/17 to 04/01/38                        37,170          38,345
      6.000%, 05/01/21 to 10/01/37                       117,952         119,261
      5.500%, 06/01/14 to 08/01/37                       197,133         197,042
      5.000%, 01/01/20 to 12/01/36                        93,217          90,966
      4.500%, 06/01/13 to 09/01/37                        49,837          46,402
      4.000%, 08/01/20 to 05/01/34                         7,260           6,578
   FNMA TBA
      6.500%, 07/01/32 to 08/15/37                        34,500          35,481
      6.000%, 09/01/19                                     5,800           5,916
      5.500%, 07/01/22 to 08/01/37                       210,400         208,108
      5.000%, 08/15/18 to 07/15/38                       299,600         287,756
      4.500%, 08/17/18 to 07/01/37                        17,550          16,480
   FNMA ARM
      7.022%, 11/01/35                                     1,977           2,020
      6.905%, 10/01/35                                     6,321           6,458
      6.901%, 11/01/35                                     4,358           4,452
      6.284%, 08/25/08                                       248             254
      6.125%, 08/25/08                                       602             615
      6.098%, 08/25/08                                     1,085           1,107
      6.097%, 08/25/08                                     1,037           1,058
      6.065%, 08/25/08                                       891             908
      6.057%, 07/01/08 to 07/01/08                         4,027           4,113
      6.038%, 07/01/08                                     1,982           2,025
      6.036%, 07/01/08                                     2,002           2,045
      6.026%, 08/25/08                                       712             724
      6.006%, 08/25/08                                       499             506
      5.977%, 08/25/08                                       744             754
      5.952%, 01/01/37                                     1,947           1,985
      5.946%, 08/25/08                                       900             911
      5.921%, 08/25/08                                     3,304           3,357
      5.881%, 08/25/08                                       598             603
      5.858%, 02/01/37                                     8,881           9,040
      5.818%, 05/01/37                                     1,211           1,232
      5.790%, 08/25/08                                     4,647           4,730
      5.788%, 07/01/08                                     9,626           9,835
      5.766%, 08/25/08                                     1,734           1,761
      5.731%, 08/25/08                                    10,467          10,573
      5.711%, 08/25/08                                     4,903           4,985
      5.635%, 02/01/36                                       640             651
      5.627%, 07/01/08                                    13,581          13,816

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
      5.609%, 08/25/08                             $         753   $         764
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
      5.000%, 11/01/35                                     1,506             350
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
      5.000%, 08/01/35                                    25,325           6,376
   FNMA CMO, Ser 1999-11, Cl Z
      5.500%, 03/25/29                                     6,248           6,290
   FNMA CMO, Ser 2003-108, Cl BE
      4.000%, 11/25/18                                       706             664
   FNMA CMO, Ser 2003-113, Cl PN
      3.500%, 02/25/13                                         6               6
   FNMA CMO, Ser 2003-15, Cl CH
      4.000%, 02/25/17                                       651             648
   FNMA CMO, Ser 2003-16, Cl PN
      4.500%, 10/25/15                                       835             838
   FNMA CMO, Ser 2003-3, Cl HJ
      5.000%, 02/25/18                                     1,156           1,150
   FNMA CMO, Ser 2003-92, Cl NM
      3.500%, 04/25/13                                       338             337
   FNMA CMO, Ser 2004-34, Cl PL
      3.500%, 05/25/14                                       485             484
   FNMA CMO, Ser 2004-60, Cl PA
      5.500%, 04/25/34                                       909             921
   FNMA CMO, Ser 2005-45, Cl BA
      4.500%, 11/25/14                                        18              18
   FNMA CMO, Ser 2005-57, Cl EG
      2.783%, 07/25/08 (C)                                 3,157           3,093
   FNMA CMO, Ser 2005-58, Cl MA
      5.500%, 07/25/35                                       803             821
   FNMA CMO, Ser 2006-10, Cl FD
      2.833%, 07/25/08 (C)                                 3,929           3,868
   FNMA CMO, Ser 2007-113, Cl DB
      4.500%, 12/25/22                                     1,522           1,417
   FNMA CMO, Ser 2007-26, Cl BA
      5.500%, 05/25/29                                       400             400
   FNMA CMO, Ser 2007-39, Cl NA
      4.250%, 01/25/37                                     3,119           3,061
   FNMA CMO, Ser 2007-T2, Cl B
      6.022%, 11/25/10                                     4,500           4,671
   FNMA CMO, Ser 2020-94, Cl 2, IO
      5.500%, 04/25/16                                       266               5
   FNMA CMO, Ser 365, IO
      5.000%, 02/01/36 to 04/01/36                         2,742             652
   GNMA TBA
      6.500%, 08/20/33                                     2,700           2,780
      6.000%, 07/01/36 to 08/15/36                         6,100           6,182
      5.500%, 07/01/33                                    23,000          22,813
   GNMA
      8.000%, 11/15/29 to 11/15/30                           158             174
      7.500%, 03/15/29 to 01/15/32                           385             414
      7.000%, 08/15/13                                       104             109
      6.500%, 04/15/24 to 09/15/35                        18,343          19,031
      6.000%, 03/15/14 to 11/15/35                        52,948          53,926
      5.000%, 05/15/33 to 10/15/35                         5,602           5,452
   GNMA ARM
      6.500%, 02/20/34                                     1,103           1,108
      6.000%, 06/20/35                                       617             628
      5.625%, 08/20/34                                       710             716
      5.500%, 05/20/36                                     5,988           6,060
      4.750%, 07/01/08 to 12/20/33                        17,552          17,605
      4.500%, 01/20/36                                       345             343

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
      4.000%, 02/20/34 to 03/20/36                 $       3,118   $       3,094
   GNMA CMO, Ser 2001-18, Cl WH
      21.085%, 07/20/08 (C)                                  311             356
   GNMA CMO, Ser 2002-51, Cl SG
      21.745%, 07/20/08 (C)                                  287             337
   GNMA CMO, Ser 2003-58, Cl, LG, IO
      5.500%, 05/17/29                                     2,847              56
   GNMA CMO, Ser 2003-86, Cl ZK
      5.000%, 10/20/33                                     9,466           8,393
   GNMA CMO, Ser 2004-80, Cl IP, IO
      5.500%, 07/20/34                                     4,809             277
   GNMA CMO, Ser 2006-3, Cl A
      4.212%, 01/16/28                                       526             523
   GNMA CMO, Ser 2006-37, Cl JG
      5.000%, 07/20/36                                       879             841
   GNMA, Ser 2006-39, Cl A
      3.942%, 08/16/25                                       709             706
                                                                   -------------
                                                                       1,995,216
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 19.6%
   Adjustable Rate Mortgage Trust,
    Ser 2005-8, Cl 4A11
      5.439%, 07/01/08 (C)                                11,023          10,360
   American Home Mortgage Assets,
    Ser 2007-2, Cl A1
      2.608%, 07/25/08 (C)                                10,530           7,373
   American Home Mortgage Investment
    Trust, Ser 2004-1, Cl 4A
      3.280%, 07/25/08 (C)                                   440             401
   American Home Mortgage Investment
    Trust, Ser 2004-4, Cl 4A
      4.390%, 07/01/08 (C)                                 2,059           1,840
   American Home Mortgage Investment
    Trust, Ser 2005-1, Cl 6A
      5.294%, 07/25/08 (C)                                 5,994           5,041
   American Home Mortgage Investment
    Trust, Ser 2005-4, Cl 5A
      5.350%, 07/25/08 (C)                                 5,761           4,858
   American Tower Trust, Ser 2007-1A,
    Cl AFX
      5.420%, 04/15/37 (D)                                 1,749           1,687
   Banc of America Commercial
    Mortgage, Ser 2000-1, Cl A2A
      7.333%, 08/15/08 (C)                                 1,613           1,648
   Banc of America Commercial
    Mortgage, Ser 2002-PB2, Cl B
      6.309%, 06/11/35                                       659             675
   Banc of America Commercial
    Mortgage, Ser 2003-1, Cl A2
      4.648%, 09/11/36                                       746             722
   Banc of America Commercial Mortgage
    Securities, Ser 2004-1, Cl A4
      4.760%, 11/10/39                                        99              95
   Banc of America Commercial Mortgage
    Securities, Ser 2004-2, Cl A5
      4.580%, 11/10/38                                       294             277
   Banc of America Commercial Mortgage
    Securities, Ser 2005-3, Cl A4
      4.668%, 07/10/43                                    12,844          11,993
   Banc of America Commercial Mortgage
    Securities, Ser 2005-6, Cl AF
      5.352%, 07/01/08 (C)                                 1,543           1,483

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Banc of America Commercial Mortgage
    Securities, Ser 2006-2, Cl A1
      5.611%, 05/10/45                             $       2,183   $       2,203
   Banc of America Commercial Mortgage
    Securities, Ser 2006-4, Cl AM
      5.675%, 07/10/46                                     8,370           7,749
   Banc of America Commercial Mortgage
    Securities, Ser 2007-3, Cl A4
      5.838%, 06/10/49 (C)                                12,260          11,590
   Banc of America Commercial Mortgage
    Securities, Ser 2007-4, Cl A4
      5.936%, 08/10/08 (C)                                 9,079           8,645
   Banc of America Commercial Mortgage
    Securities, Ser 2008-1, Cl A4
      6.158%, 12/10/17 (C)                                22,925          23,049
   Banc of America Funding, Ser 2003-1,
    Cl A1
      6.000%, 05/20/33                                        93              89
   Banc of America Funding, Ser 2005-B,
    Cl 2A1
      5.095%, 07/01/08 (C)                                 5,360           4,827
   Banc of America Mortgage Securities,
    Ser 2003-1, Cl 2A4
      5.000%, 02/25/18                                     4,680           4,522
   Bear Stearns Adjustable Rate Mortgage
    Trust, Ser 2004-2, Cl 24A
      5.316%, 07/01/08 (C)                                 5,461           5,225
   Bear Stearns Commercial Mortgage
    Securities, Ser 2000-WF1, Cl A2
      7.780%, 08/15/08 (C)                                 3,854           3,980
   Bear Stearns Commercial Mortgage
    Securities, Ser 2004-ESA, Cl C
      4.937%, 05/14/16 (D)                                 2,426           2,456
   Bear Stearns Commercial Mortgage
    Securities, Ser 2004-PWR6, Cl A6
      4.825%, 11/11/41                                       333             313
   Bear Stearns Commercial Mortgage
    Securities, Ser 2005-T18, Cl A4
      4.933%, 07/01/08 (C)                                 1,318           1,247
   Bear Stearns Structured Products,
    Ser 2007-R10, Cl A1
      2.832%, 07/26/08 (C) (D)                            15,588          14,886
   Bear Stearns Structured Products,
    Ser 2007-R11, Cl A1A
      3.083%, 07/25/08 (C) (D)                            17,911          17,060
   Chase Commercial Mortgage
    Securities, Ser 2000-3, Cl A2
      7.319%, 10/15/32                                     2,543           2,633
   Chase Mortgage Finance, Ser 2005-A1
      5.237%, 07/01/08 (C)                                12,400          11,945
   Citigroup Commercial Mortgage Trust,
    Ser 2006-C4, Cl A3
      5.725%, 08/15/08 (C)                                17,397          16,970
   Citigroup Commercial Mortgage Trust,
    Ser 2008-C7, Cl A4
      6.299%, 08/10/08 (C)                                 1,771           1,730
   Citigroup Mortgage Loan Trust,
    Ser 2005-11, Cl A3
      4.900%, 07/01/08 (C)                                10,137           9,648
   Citigroup, Ser 2007-CD4, Cl A4
      5.322%, 12/11/49                                    10,520           9,725

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Citimortgage Alternative Loan Trust,
    Ser 2006-A1, Cl 1A6
      6.000%, 04/25/36                             $       1,518   $       1,303
   Commercial Mortgage Asset Trust,
    Ser 1999-C2, Cl A2
      7.546%, 11/17/32                                     4,625           4,731
   Commercial Mortgage Pass-Through
    Certificates, Ser 2001-J2A, Cl A2
      6.096%, 07/16/34 (D)                                 2,619           2,662
   Commercial Mortgage Pass-Through
    Certificates, Ser 2005-C6, Cl A3
      5.144%, 06/10/44                                    12,000          11,828
   Countrywide Alternative Loan Trust,
    Ser 2003-20BC, Cl 1A1
      5.500%, 10/25/33                                     1,623           1,486
   Countrywide Alternative Loan Trust,
    Ser 2004-J1, Cl 1A1
      6.000%, 02/25/34                                       797             740
   Countrywide Alternative Loan Trust,
    Ser 2005-21, Cl 3A2
      4.628%, 07/01/08 (C)                                   628             488
   Countrywide Alternative Loan Trust,
    Ser 2005-56, Cl 4A1
      2.792%, 07/25/08 (C)                                 8,434           6,520
   Countrywide Alternative Loan Trust,
    Ser 2005-59, Cl 1A1
      2.813%, 07/20/08 (C)                                10,449           7,642
   Countrywide Alternative Loan Trust,
    Ser 2006-OA2, Cl X1P, IO
      3.978%, 05/20/46 (E)                                34,831           1,339
   Countrywide Alternative Loan Trust,
    Ser 2006-OC6, Cl 2A1
      2.553%, 07/25/08 (C)                                 1,585           1,485
   Countrywide Home Loan Mortgage
    Pass-Through Trust, Ser 2005-HYB10,
    Cl 1A1
      5.308%, 07/01/08 (C)                                 2,141           1,904
   Countrywide Home Loan Mortgage
    Pass-Through Trust, Ser 2005-HYB9,
    Cl 1A1
      5.150%, 07/01/08 to 07/01/08 (C)                     1,521           1,072
   Countrywide Home Loan Mortgage
    Pass-Through Trust, Ser 2005-R3
      2.882%, 07/25/08 (C) (D)                             6,201           5,420
   Countrywide Home Loan Mortgage
    Pass-Through Trust, Ser 2006-HYB1
      5.345%, 07/20/08 (C)                                 2,993           2,347
   CS First Boston Mortgage Securities,
    Ser 1998-C2, Cl A2
      6.300%, 11/15/30                                     4,566           4,583
   CS First Boston Mortgage Securities,
    Ser 2001-CF2, Cl A4
      6.505%, 02/15/34                                     1,071           1,097
   CS First Boston Mortgage Securities,
    Ser 2001-CK1, Cl A3
      6.380%, 12/18/35                                       577             589
   CS First Boston Mortgage Securities,
    Ser 2002-CKN2, Cl A3
      6.133%, 04/15/37                                     1,211           1,236
   CS First Boston Mortgage Securities,
    Ser 2002-CKS4, Cl A1
      4.485%, 11/15/36                                        33              32

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   CS First Boston Mortgage Securities,
    Ser 2002-CKS4, Cl A2
      5.183%, 11/15/36                             $      16,303   $      16,107
   CS First Boston Mortgage Securities,
    Ser 2003-AR24, Cl 2A4
      4.014%, 07/01/08 (C)                                 8,014           7,630
   CS First Boston Mortgage Securities,
    Ser 2003-C4, Cl A4
      5.137%, 08/15/36 (C)                                 1,339           1,312
   CS First Boston Mortgage Securities,
    Ser 2003-C5, Cl A4
      4.900%, 08/15/08 (C)                                 2,140           2,063
   CS First Boston Mortgage Securities,
    Ser 2003-CK2, Cl A4
      4.801%, 03/15/36                                       537             523
   CS First Boston Mortgage Securities,
    Ser 2004-C2, Cl A2
      5.416%, 07/01/08 (C)                                 1,341           1,304
   CS First Boston Mortgage Securities,
    Ser 2004-CKN5, Cl A4
      5.435%, 09/15/34                                     1,200           1,202
   CS First Boston Mortgage Securities,
    Ser 2005-C1, Cl AAB
      4.815%, 02/15/38                                       589             572
   Deutsche Mortgage Securities,
    Ser 2004-4, Cl 7AR2
      2.932%, 07/25/08 (C)                                 1,931           1,771
   DLJ Commercial Mortgage, Ser 1999-CG1,
    Cl A1B
      6.460%, 03/10/32                                     3,997           4,025
   DLJ Commercial Mortgage, Ser 1999-CG2,
    Cl A1B
      7.300%, 06/10/32 (C)                                    82              83
   DLJ Commercial Mortgage, Ser 2000-CKP1,
    Cl A1B
      7.180%, 11/10/33                                     1,059           1,097
   DLJ Commercial Mortgage, Ser CG3, Cl A1B
      7.340%, 10/10/32                                     1,267           1,299
   Downey Savings & Loan Association
    Mortgage Loan Trust, Ser 2004-AR2,
    Cl A2B
      2.882%, 07/19/08 (C)                                 3,189           1,902
   Downey Savings & Loan Association
    Mortgage Loan Trust, Ser 2004-AR3
      3.583%, 07/20/08 (C)                                   582             145
   FFCA Secured Lending, Ser 1999-1A, IO
      1.419%, 07/01/08 (C) (E)                             8,960             307
   First Horizon Alternative Mortgage
    Securities, Ser 2006-FA6, Cl 2A10
      6.000%, 11/25/36                                       961             919
   First Horizon Alternative Mortgage
    Securities, Ser 2006-RE1, Cl A1
      5.500%, 05/25/35                                     1,481           1,312
   First Union National Bank Commercial
    Mortgage, Ser 1999-C4, Cl A2
      7.390%, 12/15/31                                        62              64
   First Union National Bank Commercial
    Mortgage, Ser 2000-C2, Cl A2
      7.202%, 10/15/32                                       811             840

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   First Union National Bank Commercial
    Mortgage, Ser 2001-C4, Cl B
      6.417%, 12/12/33                             $         809   $         830
   Fund America Investors II, Ser 1993-A,
    Cl A2
      6.685%, 07/01/08 (C)                                   292             270
   GE Capital Assurance, Ser 2003-1, Cl A4
      5.254%, 05/12/35 (C) (D)                             7,530           7,405
   GE Capital Commercial Mortgage,
    Ser 2001-2, Cl A3
      6.030%, 08/11/33                                       466             474
   GE Capital Commercial Mortgage,
    Ser 2002-1A, Cl A3
      6.269%, 12/10/35                                     6,318           6,460
   GE Capital Commercial Mortgage,
    Ser 2002-3A, Cl A2
      4.996%, 12/10/37                                    12,500          12,232
   GE Capital Commercial Mortgage,
    Ser 2004-C1, Cl A3
      4.596%, 11/10/38                                     1,678           1,610
   GE Capital Commercial Mortgage,
    Ser 2005-C4, Cl A3A
      5.512%, 07/01/08 (C)                                13,025          12,881
   GE Capital Commercial Mortgage,
    Ser 2006-C1, Cl A3
      5.518%, 07/01/08 (C)                                 2,845           2,706
   GE Capital Commercial Mortgage,
    Ser 2007-C1, Cl A4
      5.543%, 12/10/49                                     1,510           1,414
   GMAC Commercial Mortgage
    Securities, Ser 1999-C2, Cl A2
      6.945%, 09/15/33                                       228             231
   GMAC Commercial Mortgage
    Securities, Ser 2000-C2, Cl A2
      7.455%, 08/16/33 (C)                                 1,824           1,892
   GMAC Commercial Mortgage
    Securities, Ser 2000-C3, Cl A2
      6.957%, 09/15/35                                     3,057           3,160
   GMAC Commercial Mortgage
    Securities, Ser 2001-C1, Cl A2
      7.724%, 08/15/08 (C)                                 3,365           3,477
   GMAC Commercial Mortgage
    Securities, Ser 2001-C2, Cl A2
      6.700%, 04/15/34                                    13,372          13,805
   GMAC Commercial Mortgage
    Securities, Ser 2002-C3, Cl A2
      4.930%, 07/10/39                                     1,394           1,370
   GMAC Commercial Mortgage
    Securities, Ser 2003-C3, Cl A4
      5.023%, 04/10/40                                     2,881           2,794
   GMAC Commercial Mortgage
    Securities, Ser 2004-C1, Cl A1
      3.118%, 03/10/38                                       163             162
   GMAC Commercial Mortgage
    Securities, Ser 2004-C2, Cl A1
      3.896%, 08/10/38                                        99              98
   GMAC Commercial Mortgage
    Securities, Ser 2006-C1, Cl A4
      5.238%, 07/01/08 (C)                                 4,800           4,539

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Greenwich Capital Commercial
    Funding, Ser 2005-GG3, Cl AAB
      4.619%, 08/10/42                             $       6,305   $       6,073
   GS Mortgage Securities II, Ser 1998-C1,
    Cl B
      6.970%, 10/18/30                                     1,189           1,187
   GS Mortgage Securities II, Ser 2005-
    GG4, Cl AABA
      4.680%, 07/10/39                                       350             337
   GS Mortgage Securities II, Ser 2005-
    GG4, Cl A4A
      4.751%, 07/10/39                                     6,500           6,097
   GS Mortgage Securities II, Ser 2006-
    GG6, Cl AM
      5.622%, 08/10/08 (C)                                 4,300           3,993
   GS Mortgage Securities II, Ser 2007-
    GG10, Cl A4
      5.993%, 07/01/08 (C)                                 9,099           8,701
   GSMPS Mortgage Loan Trust, Ser 1998-1,
    Cl A
      8.000%, 09/19/27 (C) (D)                                81              82
   GSR Mortgage Loan Trust, Ser 2003-13,
    Cl 1A
      4.494%, 07/01/08 (C)                                 6,912           6,450
   GSR Mortgage Loan Trust, Ser 2006-8F,
    Cl 3A5
      6.250%, 09/25/36                                     3,989           3,892
   Harborview Mortgage Loan Trust,
    Ser 2005-1, Cl X, IO
      3.474%, 07/01/08 (B)                                16,756             181
   Harborview Mortgage Loan Trust,
    Ser 2005-12, Cl X, IO
      3.098%, 07/01/08 (C)                                22,941             405
   Harborview Mortgage Loan Trust,
    Ser 2007-3, Cl 2A1A
      2.683%, 07/19/08 (C)                                15,635          12,486
   Heller Financial Commercial Mortgage
    Asset, Ser 1999-PH1, Cl C
      7.022%, 07/15/08 (C)                                   250             253
   HSI Asset Securitization Trust,
    Ser 2005-NC1, Cl 2A3
      2.803%, 07/25/08 (C)                                   903             817
   Impac Secured Assets CMO Owner
    Trust, Ser 2006-2, Cl 2A1
      2.833%, 07/25/08 (C)                                   901             720
   Impac Secured Assets CMO Owner
    Trust, Ser 2006-3, Cl A4
      2.572%, 07/27/08 (C)                                 4,902           4,617
   Impac Secured Assets CMO Owner
    Trust, Ser 2007-1, Cl A1
      2.543%, 07/25/08 (C)                                15,516          13,367
   Indymac INDA Mortgage Loan Trust,
    Ser 2005-AR2, Cl 1A1
      4.861%, 07/01/08 (C)                                   521             477
   Indymac INDA Mortgage Loan Trust,
    Ser 2007-AR7, Cl 1A1
      6.867%, 11/01/37 (C)                                 2,116           1,998
   Indymac Index Mortgage Loan Trust,
    Ser 2004-AR12, Cl AX2, IO
      3.155%, 07/01/08 (B)                                 6,116              69

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Indymac Index Mortgage Loan Trust,
    Ser 2006-AR31, Cl A3
      6.100%, 07/01/08 (C)                         $         928   $         849
   Indymac Index Mortgage Loan Trust,
    Ser 2007-AR15, Cl 2A1
      5.996%, 08/25/37 (C)                                 9,388           7,168
   JPMorgan Chase Commercial Mortgage
    Securities, Ser 2001-CIB2, Cl A3
      6.429%, 04/15/35                                     5,170           5,305
   JPMorgan Chase Commercial Mortgage
    Securities, Ser 2002-C2, Cl A2
      5.050%, 12/12/34                                     3,215           3,172
   JPMorgan Chase Commercial Mortgage
    Securities, Ser 2002-CIB5, Cl A2
      5.161%, 10/12/37                                       590             581
   JPMorgan Chase Commercial Mortgage
    Securities, Ser 2003-CB7, Cl A4
      4.879%, 07/12/08 (C)                                 3,902           3,746
   JPMorgan Chase Commercial Mortgage
    Securities, Ser 2003-PM1A, Cl A4
      5.326%, 08/12/08 (C)                                   184             181
   JPMorgan Chase Commercial Mortgage
    Securities, Ser 2004-C3, Cl A1
      3.765%, 01/15/42                                       102             101
   JPMorgan Chase Commercial Mortgage
    Securities, Ser 2005-CB11, Cl A5B
      5.335%, 07/11/08 (C)                                   547             531
   JPMorgan Chase Commercial Mortgage
    Securities, Ser 2005-CB12, Cl A4
      4.895%, 09/12/37                                       680             642
   JPMorgan Chase Commercial Mortgage
    Securities, Ser 2005-LDP2, Cl A1
      4.334%, 07/15/42                                        65              65
   JPMorgan Chase Commercial Mortgage
    Securities, Ser 2005-LDP3, Cl A1
      4.655%, 08/15/42                                       265             265
   JPMorgan Chase Commercial Mortgage
    Securities, Ser 2005-LDP4,Cl A4
      4.918%, 07/01/08 (C)                                 3,700           3,491
   JPMorgan Chase Commercial Mortgage
    Securities, Ser 2006-CB15, Cl ASB
      5.790%, 08/12/08 (C)                                   711             698
   JPMorgan Chase Commercial Mortgage
    Securities, Ser 2007-CB18, Cl A4
      5.440%, 07/01/08                                    11,000          10,231
   JP Morgan Chase Commercial
    Mortgage Securities, Ser 2007-LD11, Cl AM
      5.819%, 07/01/08 (C)                                 3,836           3,508

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   JPMorgan Commercial Mortgage
    Finance, Ser 2000-C10, Cl A2
      7.371%, 08/15/08 (C)                         $         912   $         939
   JPMorgan Mortgage Trust, Ser 2005-A3,
    Cl 11A2
      4.494%, 07/25/08 (C)                                12,385          10,264
   JPMorgan Mortgage Trust, Ser 2006-A2,
    Cl 2A2
      5.754%, 07/01/08 (C)                                12,600          11,356
   JPMorgan Mortgage Trust, Ser 2006-A3,
    3A4
      5.740%, 07/01/08 (C)                                13,560          11,844
   LB Commercial Conduit Mortgage
    Trust, Ser 1999-C2, Cl B
      7.425%, 10/15/32                                       378             389
   LB-UBS Commercial Mortgage Trust,
    Ser 2002-C2, Cl A4
      5.594%, 06/15/31                                     7,367           7,397
   LB-UBS Commercial Mortgage Trust,
    Ser 2003-C5, Cl A2
      3.478%, 07/15/27                                       372             372
   LB-UBS Commercial Mortgage Trust,
    Ser 2007-C2, Cl AM
      5.493%, 07/11/08 (C)                                 1,753           1,565
   Master Reperforming Loan Trust,
    Ser 2005-1, Cl 1A1
      6.000%, 08/25/34 (D)                                 4,259           4,085
   Master Seasoned Securities Trust,
    Ser 2004-2, Cl A2
      6.500%, 08/25/32                                     4,377           4,287
   Merrill Lynch Mortgage Investors,
    Ser 2004-A1, Cl 4A
      5.168%, 07/01/08 (C)                                 6,262           5,789
   Merrill Lynch Mortgage Trust,
    Ser 2005-MCP1, Cl A4
      4.747%, 06/12/43 (C)                                 3,780           3,543
   Merrill Lynch Mortgage Trust,
    Ser 2008-C1, Cl A4
      5.690%, 02/12/51                                     2,476           2,439
   Merrill Lynch Mortgage Trust,
    Ser 2008-C1, Cl AM
      6.266%, 08/12/08 (C)                                 2,453           2,352
   Merrill Lynch, Ser 2007-5, Cl A4
      5.378%, 08/12/48                                     1,270           1,177
   Merrill Lynch, Ser 2007-6, Cl AM
      5.526%, 07/01/08 (C)                                 2,411           2,157
   MLCC Mortgage Investors, Ser 2004-B,
    Cl A3
      4.996%, 07/01/08 (C)                                   987             933
   Morgan Stanley Capital I,
    Ser 2003-IQ5, Cl A4
      5.010%, 04/15/38                                     2,161           2,126
   Morgan Stanley Capital I,
    Ser 2004-HQ3, Cl A4
      4.800%, 01/13/41                                     1,109           1,059
   Morgan Stanley Capital I,
    Ser 2005-HQ5, Cl AAB
      5.037%, 01/14/42                                     1,700           1,656
   Morgan Stanley Capital I,
    Ser 2005-HQ6, Cl A4A
      4.989%, 08/13/42                                     5,600           5,317

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Morgan Stanley Capital I,
    Ser 2005-HQ7, Cl AAB
      5.356%, 07/01/08 (C)                         $       2,189   $       2,137
   Morgan Stanley Capital I,
    Ser 2006-T21, Cl A4
      5.162%, 08/12/08 (C)                                 2,500           2,356
   Morgan Stanley Capital I,
    Ser 2007-IQ14, Cl A4
      5.692%, 04/15/49 (C)                                13,680          12,900
   Morgan Stanley Dean Witter Capital I,
    Ser 2000-LIFE, Cl A2
      7.570%, 11/15/36 (C)                                 2,946           3,032
   Morgan Stanley Dean Witter Capital I,
    Ser 2001-TOP1, Cl A4
      6.660%, 02/15/33                                     1,040           1,068
   Morgan Stanley Dean Witter Capital I,
    Ser 2001-TOP3, Cl A4
      6.390%, 07/15/33                                     1,261           1,290
   Morgan Stanley Dean Witter Capital I,
    Ser 2001-TOP5, Cl A4
      6.390%, 10/15/35                                       163             167
   Morgan Stanley Dean Witter Capital I,
    Ser 2002-IQ2, Cl A3
      5.520%, 12/15/35                                       329             331
   Morgan Stanley Dean Witter Capital I,
    Ser 2003-HQ2, Cl A2
      4.920%, 03/12/35                                     1,846           1,796
   Morgan Stanley Mortgage Loan Trust,
    Ser 2007-6XS, Cl 2A1S
      2.593%, 07/25/08 (C)                                   547             475
   RBSGC Mortgage Pass-Through
    Certificates, Ser 2007-B, Cl 1A4
      2.933%, 07/25/08 (C)                                 5,148           3,854
   Residential Accredit Loans,
    Ser 2006-QO1, Cl 2A3
      2.882%, 07/27/08 (C)                                   703             274
   Residential Accredit Loans, Ser 2007-
    QS1, Cl 2A2
      2.842%, 07/25/08 (C)                                 5,709           4,367
   Residential Asset Mortgage Products,
    Ser 2004-SL1, Cl A8
      6.500%, 11/25/31                                     2,519           2,579
   Residential Asset Securitization Trust,
    Ser 2004-IP2, Cl 2A1
      5.250%, 07/01/08 (C)                                 2,888           2,700
   Salomon Brothers Mortgage Securities
    VII, Ser 2000-C3, Cl A2
      6.592%, 12/18/33                                       403             412
   Salomon Brothers Mortgage Securities
    VII, Ser 2001-C2, Cl A3
      6.499%, 10/13/11                                     5,692           5,840
   Salomon Brothers Mortgage Securities
    VII, Ser 2002-KEY2, Cl A2
      4.467%, 03/18/36                                     1,145           1,121
   Structured Adjustable Rate Mortgage
    Loan Trust, Ser 2005-19XS, Cl 1A1
      2.802%, 07/26/08 (C)                                 2,190           1,652
   Structured Adjustable Rate Mortgage
    Loan Trust, Ser 2007-7, Cl 2AS2
      5.717%, 07/01/08 (C)                                12,457          10,675

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Structured Asset Mortgage
    Investments, Ser 2006-AR8, Cl A1A
      2.683%, 07/27/08 (C)                         $       5,526   $       3,933
   Structured Asset Securities, Ser 2005-
    17, Cl 5A1
      5.500%, 07/01/08                                     3,585           3,318
   Thornburg Mortgage Securities Trust,
    Ser 2005-3, Cl 2A1
      2.723%, 07/25/08 (C)                                11,944          11,904
   Thornburg Mortgage Securities Trust,
    Ser 2006-1, Cl A3
      2.653%, 07/01/08 (C)                                 9,261           9,151
   Thornburg Mortgage Securities Trust,
    Ser 2006-3, Cl A2
      2.588%, 07/25/08 (C)                                12,139          11,961
   Thornburg Mortgage Securities Trust,
    Ser 2006-3, Cl A3
      2.593%, 07/25/08 (C)                                13,175          13,060
   Thornburg Mortgage Securities Trust,
    Ser 2007-4, Cl 2A1
      6.216%, 08/25/08 (C)                                 6,449           6,159
   Thornburg Mortgage Securities Trust,
    Ser 2007-4, Cl 3A1
      6.216%, 07/01/08 (C)                                 5,953           5,652
   US Bank, Ser 2007-1, Cl A
      5.920%, 05/25/12                                     4,133           4,149
   Wachovia Bank Commercial Mortgage
    Trust, Ser 2002-C1A, Cl A4
      6.287%, 04/15/34                                     1,543           1,582
   Wachovia Bank Commercial Mortgage
    Trust, Ser 2002-C2, Cl A4
      4.980%, 11/15/34                                     1,816           1,785
   Wachovia Bank Commercial Mortgage
    Trust, Ser 2003-C5, Cl A2
      3.989%, 06/15/35                                       449             422
   Wachovia Bank Commercial Mortgage
    Trust, Ser 2003-C6, Cl A3
      4.957%, 08/15/08 (C)                                 2,490           2,469
   Wachovia Bank Commercial Mortgage
    Trust, Ser 2003-C7, Cl A1
      4.241%, 10/15/35 (D)                                   359             355
   Wachovia Bank Commercial Mortgage
    Trust, Ser 2003-C8, Cl A3
      4.445%, 11/15/35                                       873             861
   Wachovia Bank Commercial Mortgage
    Trust, Ser 2003-C9, Cl A4
      5.012%, 08/15/08 (C)                                   585             562
   Wachovia Bank Commercial Mortgage
    Trust, Ser 2004-C10, Cl A4
      4.748%, 02/15/41                                     3,793           3,582
   Wachovia Bank Commercial Mortgage
    Trust, Ser 2004-C11, Cl A4
      5.030%, 01/15/41                                       599             593
   Wachovia Bank Commercial Mortgage
    Trust, Ser 2005-C20, Cl A7
      5.118%, 07/01/08 (C)                                   288             275
   Wachovia Bank Commercial Mortgage
    Trust, Ser 2005-C21, Cl A4
      5.384%, 07/01/08 (C)                                 1,447           1,401

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Wachovia Bank Commercial Mortgage
    Trust, Ser 2006-C25, Cl AM
      5.928%, 07/01/08 (C)                         $         450   $         421
   Wachovia Bank Commercial Mortgage
    Trust, Ser 2006-C26, Cl APB
      5.997%, 06/15/45                                     1,046           1,034
   Washington Mutual Mortgage Pass-
    Through Certificates, Ser 2005-AR13
      2.773%, 07/25/08 (C)                                 4,804           3,740
   Washington Mutual Mortgage Pass-
    Through Certificates, Ser 2005-AR15
      2.762%, 07/25/08 (C)                                 7,185           5,431
   Washington Mutual Mortgage Pass-
    Through Certificates, Ser 2005-AR16
      5.100%, 07/25/08 (C)                                12,955          12,413
   Washington Mutual Mortgage Pass-
    Through Certificates, Ser 2005-AR19
      2.773%, 07/25/08 (C)                                 6,993           6,120
   Washington Mutual Mortgage Pass-
    Through Certificates, Ser 2006-AR12,
    Cl 1A1
      6.069%, 10/25/36 (C)                                   875             869
   Washington Mutual Mortgage Pass-
    Through CTFS, Ser 2003-MS1, Cl 1A
      5.000%, 02/25/18                                     1,887           1,824
   Washington Mutual Mortgage Pass-
    Through CTFS, Ser 2003-MS2, Cl 3A1
      5.000%, 03/25/18                                     5,676           5,485
   Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2004-H, Cl A1
      4.529%, 07/01/08 (C)                                 7,434           7,166
   Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2004-I, Cl B1
      6.232%, 07/01/08 (C)                                   212             210
   Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2005-17, Cl 1A1
      5.500%, 01/25/36                                    10,480          10,172
   Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2006-2, Cl 3A1
      5.750%, 03/25/36                                     1,916           1,837
   Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2007-16, Cl 1A1
      6.000%, 12/28/37                                    15,476          14,992
   Zuni Mortgage Loan Trust,
    Ser 2006-OA1, Cl A1
      2.612%, 07/25/08 (C)                                 6,510           6,211
                                                                   -------------
                                                                         803,643
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $2,844,091) ($ Thousands)                                     2,798,859
                                                                   -------------
CORPORATE OBLIGATIONS -- 26.3%
CONSUMER DISCRETIONARY -- 1.6%
   American Achievement
      8.250%, 04/01/12                                       900             882
   Boyd Gaming
      7.125%, 02/01/16 (A)                                   350             258
      6.750%, 04/15/14 (A)                                   570             439
   Caesars Entertainment
      8.125%, 05/15/11 (A)                                   540             432

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   CCH I Holdings
      11.000%, 10/01/15 (A)                        $         740   $         549
   Clear Channel Communications
      6.250%, 03/15/11                                     2,230           1,890
      4.250%, 05/15/09                                       990             955
   Comcast
      6.500%, 01/15/17                                       720             724
      6.500%, 01/15/15                                       985           1,000
      5.850%, 11/15/15                                       465             455
      5.700%, 05/15/18                                     2,340           2,220
      5.450%, 11/15/10                                       525             534
      5.300%, 01/15/14                                     2,340           2,268
   Comcast Cable Communications
      8.375%, 03/15/13                                     4,960           5,460
      6.750%, 01/30/11 (A)                                 2,310           2,393
   Comcast of Delaware
      9.000%, 09/01/08                                     1,150           1,155
   COX Communications
      7.875%, 08/15/09                                       750             769
      6.250%, 06/01/18 (D)                                   300             293
      4.625%, 06/01/13                                       805             762
   Daimler Finance LLC
      8.500%, 01/18/31                                       460             532
      7.300%, 01/15/12                                     1,400           1,482
      6.500%, 11/15/13                                     4,975           5,159
   Daimler Finance LLC MTN
      3.138%, 09/08/08 (C)                                 2,680           2,672
   DirecTV Holdings
      8.375%, 03/15/13                                       350             361
   Echostar DBS
      7.125%, 02/01/16                                       720             664
   Ford Motor
      9.215%, 09/15/21                                     1,000             670
      7.450%, 07/16/31 (A)                                 2,940           1,713
   General Motors
      8.250%, 07/15/23                                     3,100           1,805
   Hertz
      8.875%, 01/01/14                                       725             663
   Home Depot
      5.875%, 12/16/36                                       735             600
   Idearc
      8.000%, 11/15/16                                     1,280             805
   Inn of the Mountain Gods Resort &
      Casino
      12.000%, 11/15/10 (A)                                1,010             869
   Lamar Media, Ser B
      6.625%, 08/15/15                                       720             655
   Mandalay Resort Group
      9.500%, 08/01/08 (A)                                   440             440
   Marriott International, Ser J
      5.625%, 02/15/13                                       235             221
   McDonald's MTN
      6.300%, 03/01/38                                       715             708
   MGM Mirage
      8.500%, 09/15/10                                       160             158
      7.625%, 01/15/17                                     1,440           1,185
   News America
      6.650%, 11/15/37                                       180             176
      6.200%, 12/15/34                                        65              60

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Nordstrom
      7.000%, 01/15/38                             $       1,365   $       1,303
   RH Donnelley
      8.875%, 10/15/17 (A) (D)                               415             247
   River Rock Entertainment Authority
      9.750%, 11/01/11                                       930             930
   Service International
      7.625%, 10/01/18                                       340             339
      7.500%, 04/01/27                                       670             570
      6.750%, 04/01/16                                        20              19
   Station Casinos
      7.750%, 08/15/16 (A)                                 1,495           1,144
   Suburban Propane Partners
      6.875%, 12/15/13                                       735             695
   Sun Media
      7.625%, 02/15/13                                       470             455
   Target
      7.000%, 01/15/38                                       915             938
   Thomson Reuters
      6.500%, 07/15/18                                       700             698
      5.950%, 07/15/13                                       945             948
   Time Warner
      7.700%, 05/01/32                                     3,645           3,732
      6.875%, 05/01/12                                     2,455           2,512
   Time Warner Cable
      7.300%, 07/01/38                                       480             477
      6.750%, 07/01/18                                       360             362
   Time Warner Entertainment
      8.375%, 07/15/33                                     1,215           1,315
   TL Acquisitions
      10.500%, 01/15/15 (D)                                  480             415
   Viacom
      6.875%, 04/30/36                                       500             470
      5.750%, 04/30/11                                       495             496
   Visteon
      12.250%, 12/31/16 (D)                                  448             358
      8.250%, 08/01/10 (A)                                   174             155
   Yum! Brands
      6.875%, 11/15/37                                     1,215           1,121
                                                                   -------------
                                                                          64,735
                                                                   -------------
CONSUMER STAPLES -- 0.7%
   Anheuser-Busch
      5.050%, 10/15/16                                       940             860
   Bunge Finance
      5.900%, 04/01/17 (A)                                   600             549
      4.375%, 12/15/08                                       425             426
   CVS Caremark
      9.350%, 01/10/23 (D)                                 8,600           8,234
   Diageo Capital
      5.750%, 10/23/17                                       470             464
      5.200%, 01/30/13                                     1,460           1,462
   Dr Pepper Snapple Group
      6.820%, 05/01/18 (D)                                 2,970           2,988
   Estee Lauder
      5.550%, 05/15/17                                     1,055           1,031
   General Mills
      6.000%, 02/15/12                                       750             771
      5.650%, 09/10/12                                       945             964
   Kellogg, Ser B
      6.600%, 04/01/11                                       890             936

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Kraft Foods
      6.125%, 02/01/18                             $       2,925   $       2,843
      6.125%, 08/23/18                                       960             930
   Philip Morris Capital
      7.500%, 07/16/09                                     1,750           1,723
   Philip Morris International
      5.650%, 05/16/18                                     1,455           1,415
   Reynolds American
      6.750%, 06/15/17                                     1,260           1,253
   Wal-Mart Stores
      6.200%, 04/15/38                                     1,790           1,759
                                                                   -------------
                                                                          28,608
ENERGY -- 3.1%                                                     -------------
   Anadarko Finance, Ser B
      7.500%, 05/01/31                                     3,610           3,869
      6.750%, 05/01/11                                        20              21
   Anadarko Petroleum
      6.450%, 09/15/36                                     5,680           5,607
      5.950%, 09/15/16                                       340             340
      3.176%, 09/15/08 (C)                                 4,000           3,954
   Canadian Natural Resources
      5.850%, 02/01/35 (A)                                   800             720
      5.700%, 05/15/17                                       265             260
   Chesapeake Energy
      7.250%, 12/15/18                                       705             686
      6.375%, 06/15/15                                       500             473
   Cie Generale de Geophysique-Veritas
      7.750%, 05/15/17                                       110             110
      7.500%, 05/15/15                                     1,205           1,202
   Complete Production Services
      8.000%, 12/15/16                                     1,005           1,004
   Conoco Funding
      7.250%, 10/15/31                                       530             607
      6.350%, 10/15/11                                       920             973
   ConocoPhillips
      5.900%, 05/15/38                                     1,790           1,765
      5.900%, 10/15/32                                     1,090           1,079
   ConocoPhillips Holding
      6.950%, 04/15/29                                     1,460           1,601
   Devon Financing
      6.875%, 09/30/11                                     2,475           2,627
   Dynegy Holdings
      7.750%, 06/01/19                                     1,485           1,351
   El Paso MTN
      7.800%, 08/01/31                                       967             974
      7.750%, 01/15/32 (A)                                 1,830           1,833
   El Paso
      7.000%, 06/15/17                                     3,360           3,288
      6.950%, 06/01/28 (A)                                 6,750           6,216
   El Paso Natural Gas
      5.950%, 04/15/17                                       470             454
   El Paso Performance-Linked Trust
      7.750%, 07/15/11 (D)                                 5,470           5,511
   Energy Transfer Partners
      6.700%, 07/01/18                                     2,220           2,234
   GAZ Capital
      6.510%, 03/07/22 (D)                                 3,460           3,105
      6.212%, 11/22/16 (D)                                 3,570           3,344
   Hess
      7.875%, 10/01/29                                     1,070           1,227
      7.300%, 08/15/31                                     4,380           4,892

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Husky Energy
      6.800%, 09/15/37                             $         490   $         485
   Husky Oil
      7.550%, 11/15/16                                       650             712
   KazMunaiGaz Finance MTN
      8.375%, 07/02/13 (D)                                 4,020           4,007
   Kerr-McGee
      7.875%, 09/15/31                                       820             954
      6.950%, 07/01/24                                       450             467
   Kinder Morgan Energy Partners
      7.125%, 03/15/12                                        90              94
      6.950%, 01/15/38                                     1,950           1,935
      6.750%, 03/15/11                                       580             598
      6.300%, 02/01/09                                       570             576
      6.000%, 02/01/17                                     3,485           3,444
      5.950%, 02/15/18                                     2,443           2,380
      5.850%, 09/15/12                                     1,015           1,024
      5.000%, 12/15/13                                     2,735           2,621
   Knight
      6.500%, 09/01/12                                     3,120           3,042
   Marathon Oil
      6.600%, 10/01/37                                       966             955
      6.000%, 10/01/17                                       490             487
      5.900%, 03/15/18                                     1,055           1,043
   OPTI Canada
      8.250%, 12/15/14 (D)                                   700             697
      7.875%, 12/15/14 (D)                                   880             869
   Peabody Energy,. Ser B
      6.875%, 03/15/13                                       300             301
   Pemex Project Funding Master Trust
      6.625%, 06/15/35 (D)                                   110             109
      6.625%, 06/15/35 (A)                                 1,557           1,536
   Petrobras International Finance
      6.125%, 10/06/16                                     4,315           4,315
      5.875%, 03/01/18                                     2,595           2,496
   Petro-Canada
      6.800%, 05/15/38                                     1,355           1,328
   Plains All American Pipeline
      6.500%, 05/01/18 (D)                                 1,438           1,433
   Ras Laffan Liquefied Natural Gas III
      6.332%, 09/30/27 (D)                                 1,305           1,209
   SemGroup L.P.
      8.750%, 11/15/15 (D)                                   500             485
   Shell International Finance
      5.200%, 03/22/17                                     1,265           1,290
   Southern Natural Gas
      8.000%, 03/01/32                                       170             184
      5.900%, 04/01/17 (D) (E)                               885             845
   Teekay
      8.875%, 07/15/11                                     1,785           1,930
   Tennessee Gas Pipeline
      7.625%, 04/01/37                                       830             864
   Tosco
      8.125%, 02/15/30                                       400             492
   Transocean
      6.000%, 03/15/18                                     1,425           1,427
   Vastar Resources
      6.500%, 04/01/09 (A)                                 3,490           3,567
   Weatherford International
      7.000%, 03/15/38                                       500             515
      6.800%, 06/15/37                                       370             370

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
      6.350%, 06/15/17                             $       1,250   $       1,266
      5.950%, 06/15/12                                       785             801
   Williams
      8.750%, 03/15/32                                     5,860           6,650
      7.750%, 06/15/31 (A)                                 1,880           1,955
   Williams, Ser A
      7.500%, 01/15/31                                        90              91
   XTO Energy
      7.500%, 04/15/12                                       850             912
      6.375%, 06/15/38                                     1,010             965
      5.500%, 06/15/18                                     2,965           2,832
                                                                   -------------
                                                                         127,885
                                                                   -------------
FINANCIALS -- 12.3%
   ABX Financing
      6.350%, 10/15/36 (D)                                 4,250           4,019
   Ace INA Holdings
      6.700%, 05/15/36                                       290             281
      5.700%, 02/15/17                                       615             590
   Aiful
      5.000%, 08/10/10 (D)                                 1,420           1,263
   Allied Capital
      6.625%, 07/15/11                                     3,105           3,004
   Allied World Assurance Holdings
      7.500%, 08/01/16                                     2,500           2,340
   Allstate Life Global Funding Trusts MTN
      5.375%, 04/30/13                                     2,020           2,012
   American Express
      8.150%, 03/19/38                                     1,245           1,384
      6.800%, 09/01/16 (C)                                 2,010           1,858
      6.150%, 08/28/17                                     1,200           1,172
   American Express Bank
      5.500%, 04/16/13                                       870             851
   American Express Credit MTN
      5.875%, 05/02/13                                       755             751
   American General Finance MTN
      6.900%, 12/15/17                                     2,820           2,458
   American Honda Finance
      5.100%, 03/27/12 (D)                                 1,685           1,691
   American International Group
      6.250%, 03/15/37                                     2,560           2,004
      5.850%, 01/16/18                                     4,340           4,066
      4.950%, 03/20/12                                       880             839
   ASIF Global Financing XIX
      4.900%, 01/17/13 (D)                                   390             375
   BAC Capital Trust XIV
      5.630%, 09/15/08 (C)                                   130             101
   Bank of America
      8.000%, 07/30/08                                     4,500           4,216
      7.400%, 01/15/11                                     1,325           1,382
      5.750%, 12/01/17                                     2,835           2,662
      5.650%, 05/01/18                                     2,840           2,651
      5.420%, 03/15/17                                     4,300           3,933
      5.375%, 06/15/14                                     2,695           2,647
   Bank of New York Mellon
      4.500%, 04/01/13                                       610             595
   Bank One
      7.875%, 08/01/10                                     3,525           3,731
   Banponce Trust I, Ser A
      8.327%, 02/01/27                                     2,590           2,467

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Barnett Capital III
      3.498%, 08/01/08 (C)                         $         425   $         343
   Bear Stearns
      7.250%, 02/01/18                                     7,370           7,690
      6.400%, 10/02/17                                       500             494
      5.350%, 02/01/12 (A)                                 3,280           3,223
      4.500%, 10/28/10                                     1,470           1,452
   Berkshire Hathaway Finance
      5.400%, 05/15/18 (D)                                   830             830
   BRE Properties
      7.450%, 01/15/11 +++                                 2,430           2,497
   China Development Bank
      5.000%, 10/15/15                                       500             489
   Chubb
      5.750%, 05/15/18                                       245             237
   CIT Group
      4.250%, 02/01/10                                     1,275           1,079
   Citigroup
      8.400%, 10/30/08 (C)                                 2,585           2,457
      6.875%, 03/05/38 (A)                                 8,555           8,256
      6.125%, 05/15/18                                     4,545           4,349
      5.875%, 02/22/33                                     1,685           1,394
      5.500%, 02/15/17                                     2,350           2,143
      5.500%, 04/11/13                                    10,505          10,252
      5.000%, 09/15/14                                     3,175           2,941
      3.625%, 02/09/09                                     1,290           1,288
   Citigroup Capital XXI
      8.300%, 12/21/08                                     1,800           1,700
   Countrywide Financial MTN
      6.250%, 05/15/16                                     1,080             962
      5.800%, 06/07/12                                     3,175           3,003
      3.022%, 09/26/08 (C)                                 6,070           5,829
   Countrywide Financial , Cl A
      2.731%, 07/15/08 (C)                                   185             129
   Countrywide Home Loans MTN
      4.000%, 03/22/11                                     3,200           2,913
   Credit Suisse New York
      6.000%, 02/15/18                                     5,610           5,402
      5.000%, 05/15/13                                     5,045           4,910
   Credit Suisse USA
      5.125%, 08/15/15                                       700             671
      4.875%, 08/15/10                                     2,210           2,232
   Depfa ACS Bank
      5.125%, 03/16/37 (D)                                 3,000           2,849
   Deutsche Bank
      4.875%, 05/20/13                                     1,830           1,800
   Deutsche Bank Capital Funding Trust VII
      5.628%, 01/19/49 (C) (D)                             2,760           2,326
   Discover Financial Services
      6.450%, 06/12/17 (D)                                   250             211
   Dryden Investor Trust
      7.157%, 07/23/08 (D) (E)                               891             892
   East Lane Re
      8.873%, 07/30/08 (C) (D)                               650             653
   Equity One
      3.875%, 04/15/09 +++                                 7,480           7,331
   Export-Import Bank of Korea
      5.500%, 10/17/12                                     1,610           1,594
   Farmers Exchange Capital
      7.200%, 07/15/48 (D)                                 1,465           1,323

                                                    Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
      7.050%, 07/15/28 (D)                         $       1,434   $       1,311
   Farmers Insurance Exchange
      8.625%, 05/01/24 (D)                                 3,017           3,155
   First Industrial L.P. MTN
      7.500%, 12/01/17                                     1,800           1,710
   Ford Motor Credit LLC
      12.000%, 05/15/15                                    4,700           4,134
      8.026%, 09/15/08 (C)                                 3,863           3,144
      8.000%, 12/15/16                                     4,680           3,401
      7.875%, 06/15/10                                     7,405           6,392
      7.375%, 10/28/09                                     3,250           2,960
      7.250%, 10/25/11                                       336             260
      5.700%, 01/15/10                                       220             188
   Forest City Enterprises
      7.625%, 06/01/15                                       500             465
      6.500%, 02/01/17                                       270             235
   GE Global Insurance Solutions
      7.500%, 06/15/10                                     1,225           1,281
   General Electric Capital MTN
      6.750%, 03/15/32 (A)                                 1,665           1,677
      6.375%, 11/15/08 (C)                                 5,870           5,552
      6.000%, 06/15/12                                     1,175           1,214
      5.875%, 01/14/38                                     1,300           1,178
      5.625%, 05/01/18                                     5,910           5,726
      5.625%, 09/15/17                                       610             598
      5.450%, 01/15/13                                        20              20
      3.750%, 12/15/09 (A)                                 1,763           1,768
   Genworth Financial
      5.650%, 06/15/12                                     1,280           1,223
      4.950%, 10/01/15                                     1,595           1,447
   Glen Meadow Pass-Through Trust
      6.505%, 08/15/08 (C) (D)                             2,200           1,860
   Glitnir Banki HF
      7.451%, 09/14/08 (C) (D)                               400             241
      6.693%, 12/15/08 (C) (D)                             3,960           2,547
      6.375%, 09/25/12 (D)                                 2,330           2,003
      6.330%, 07/28/11 (D)                                 1,980           1,606
   GMAC LLC
      7.750%, 01/19/10 (A)                                10,170           8,696
      7.250%, 03/02/11                                     3,520           2,587
      6.875%, 09/15/11                                     6,120           4,398
      5.850%, 01/14/09 (A)                                 1,680           1,595
      5.625%, 05/15/09 (A)                                14,680          13,591
      4.882%, 07/25/08 (C)                                 5,668           3,658
   Goldman Sachs Capital I
      6.345%, 02/15/34                                     1,345           1,140
   Goldman Sachs Capital II
      5.793%, 12/29/49 (C)                                 2,285           1,589
   Goldman Sachs Group
      6.750%, 10/01/37                                     1,830           1,674
      6.150%, 04/01/18                                     1,210           1,174
      5.950%, 01/18/18                                       430             413
      5.450%, 11/01/12                                     2,170           2,165
      5.350%, 01/15/16                                       660             628
      5.250%, 10/15/13 (A)                                 3,565           3,490
   Hartford Financial Services Group MTN
      6.000%, 01/15/19                                       245             236
   HBOS PLC
      6.750%, 05/21/18 (D)                                   750             717
      5.920%, 10/01/08 (C) (D)                             5,850           4,167

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   HBOS Capital Funding
      6.071%, 12/31/08 (C) (D)                     $       1,330   $       1,150
   HCP
      6.000%, 01/30/17 +++                                 4,000           3,442
      5.650%, 12/15/13 +++                                 1,835           1,678
   Highwoods Properties
      7.500%, 04/15/18 +++                                 1,142           1,085
   Host Marriott L.P., Ser Q
      6.750%, 06/01/16 +++                                   455             404
   HSBC Finance
      8.000%, 07/15/10                                     3,475           3,634
      7.000%, 05/15/12                                     1,505           1,559
      6.375%, 11/27/12                                       585             600
      4.625%, 09/15/10                                       650             645
      4.125%, 11/16/09                                     2,155           2,141
      4.125%, 12/15/08                                     1,000             998
   HSBC Holdings PLC
      6.800%, 06/01/38 (A)                                 1,045             984
   HSBK Europe
      9.250%, 10/16/13 (D)                                 1,820           1,829
   ICICI Bank
      6.375%, 10/30/08 (C)                                   678             612
      6.375%, 04/30/22                                       960             867
      6.375%, 10/30/08 (C) (D)                             2,320           2,080
   ILFC E-Capital Trust II
      6.250%, 12/21/65 (C) (D)                               900             751
   International Lease Finance MTN
      5.750%, 06/15/11                                     1,235           1,150
      4.750%, 01/13/12                                     1,176           1,036
   iStar Financial
      5.875%, 03/15/16 +++                                   795             626
   Jackson National Life Global Funding MTN
      5.375%, 05/08/13 (D)                                   700             693
   JPMorgan Chase Capital XV
      5.875%, 03/15/35                                     1,645           1,357
   JPMorgan Chase
      7.900%, 10/30/08 (C)                                 4,400           4,126
      6.400%, 05/15/38                                     4,970           4,610
      6.000%, 01/15/18                                       765             745
      5.750%, 01/02/13                                     6,435           6,477
      4.750%, 05/01/13                                     1,485           1,445
   JPMorgan Chase Bank
      7.590%, 09/28/08 (C)                                 1,960           1,868
      6.000%, 10/01/17                                     1,340           1,302
   Kaupthing Bank
      7.625%, 02/28/15 (D)                                 8,810           7,958
      7.125%, 05/19/16 (D)                                 1,350             951
      5.750%, 10/04/11 (D)                                   960             777
   Korea Development Bank
      4.625%, 09/16/10                                     1,000             998
   Landsbanki Islands
      6.100%, 08/25/11 (D)                                 5,570           4,911
   Lazard Group
      7.125%, 05/15/15                                     2,600           2,431
      6.850%, 06/15/17                                     2,011           1,774
   Lehman Brothers Holdings
      14.500%, 12/20/08 (C)                                3,977           3,642
      11.000%, 11/07/16 (C)                                4,283           3,512
      8.920%, 08/16/08 (C)                                 2,370           1,813
      6.875%, 07/17/37                                       870             749

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
      6.750%, 12/28/17                             $       4,320   $       4,057
      6.200%, 09/26/14                                     1,160           1,107
      5.750%, 01/03/17                                     1,085             957
      5.625%, 01/24/13                                     3,125           2,958
      5.500%, 04/04/16                                       520             470
      5.250%, 02/06/12                                     1,220           1,155
   Lehman Brothers Holdings Capital
      Trust V MTN
      5.857%, 11/30/08 (C)                                 4,280           2,793
   Liberty Mutual Group
      7.500%, 08/15/36 (D)                                 1,183           1,035
      6.500%, 03/15/35 (D)                                 1,525           1,201
   Lincoln National
      5.650%, 08/27/12                                       480             476
   Merna Reinsurance, Ser B
      4.551%, 07/03/08 (C) (D)                             3,750           3,565
   Merrill Lynch
      8.950%, 11/18/08 (C)                                 1,790           1,620
      8.680%, 11/02/08 (C)                                 3,160           2,824
      7.430%, 09/01/22                                         4               4
      6.110%, 01/29/37                                     1,405           1,116
      6.050%, 05/16/16                                     1,270           1,172
      5.700%, 05/02/17                                     1,300           1,145
      5.450%, 02/05/13                                     2,080           1,962
   MetLife
      6.400%, 12/15/36 (A)                                 1,265           1,104
   MetLife Capital Trust IV
      7.875%, 12/15/37 (D)                                 1,200           1,176
   MetLife Capital Trust X
      9.250%, 10/08/08 (C) (D)                             1,800           1,938
   Metropolitan Life Global Funding I MTN
      5.125%, 04/10/13 (D)                                   580             571
   Morgan Stanley MTN
      6.625%, 04/01/18                                     6,465           6,559
      6.000%, 04/28/15                                       630             602
      5.950%, 12/28/17                                     1,885           1,711
      5.750%, 08/31/12                                     2,320           2,302
      5.450%, 01/09/17                                       470             427
      4.750%, 04/01/14                                     1,220           1,112
      3.184%, 07/18/08 (C)                                 1,200           1,041
   MUFG Capital Finance 1
      6.346%, 07/25/49 (C)                                 1,670           1,448
   National Australia Bank
      5.350%, 06/12/13 (D)                                 3,500           3,494
   National Capital Trust II
      5.486%, 12/17/08 (C) (D)                             2,231           1,947
   National City Bank MTN
      5.800%, 06/07/17                                     1,290           1,003
   Nationwide Mutual Insurance
      6.600%, 04/15/34 (D)                                   690             570
   NB Capital Trust IV
      8.250%, 04/15/27                                     4,500           4,516
   North Front Pass-Through Trust MTN
      5.810%, 12/15/08 (C) (D)                             1,975           1,837
   Pacific Life Global Funding
      5.150%, 04/15/13 (D)                                   370             366
   PNC Funding
      5.250%, 11/15/15                                     1,370           1,269
   Power Receivables Financial
      6.290%, 01/01/12 (A)                                 2,977           3,046
      6.290%, 01/01/12 (D)                                   244             250

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Prime Property Fund
      5.600%, 06/15/11 +++ (D)                     $       1,384   $       1,368
      5.500%, 01/15/14 +++ (D)                             1,850           1,719
   Prologis
      6.625%, 05/15/18 +++                                   350             345
   Prudential Financial MTN
      5.700%, 12/14/36                                       270             229
   Rabobank Capital Funding II
      5.260%, 12/31/08 (C) (D)                               200             183
   Rabobank Capital Funding Trust
      5.254%, 12/31/08 (C) (D)                               420             361
   Realogy
      12.375%, 04/15/15 (A)                                2,950           1,446
   Residential Capital
      9.625%, 05/15/15 (D)                                 1,456             706
      8.500%, 05/15/10 (A) (D)                             1,188             998
   Resona Preferred Global Securities
      7.191%, 07/30/08 (C) (D)                               580             536
   Royal Bank of Scotland Group MTN
      7.640%, 09/30/08 (C)                                 1,000             914
      6.990%, 10/04/08 (C) (D)                             1,570           1,414
   RSHB Capital
      6.299%, 05/15/17 (D)                                 4,140           3,820
   Shinsei Finance Cayman
      6.418%, 01/29/49 (A) (C) (D)                         5,180           3,638
   Simon Property Group L.P.
      5.750%, 12/01/15 +++                                   910             883
      5.750%, 05/01/12 +++                                 1,860           1,860
      5.600%, 09/01/11 +++                                   690             682
      3.750%, 01/30/09 +++                                 2,500           2,496
   SLM MTN
      5.625%, 08/01/33                                       695             523
      5.375%, 05/15/14                                     4,905           4,309
      5.050%, 11/14/14                                       690             586
      5.000%, 04/15/15                                       120             102
      5.000%, 10/01/13                                     5,645           4,881
   Standard Chartered Bank
      6.400%, 09/26/17 (A) (D)                               715             700
   Stingray Pass-Through Trust MTN
      5.902%, 01/12/15 (D)                                 2,723             408
   Sumitomo Mitsui Banking
      5.625%, 10/15/15 (C) (D)                             2,620           2,351
   SunTrust Preferred Capital I
      5.853%, 12/15/08 (C)                                 1,540           1,120
   TNK-BP Finance MTN
      7.875%, 03/13/18 (D)                                 1,570           1,511
      7.500%, 07/18/16 (D)                                 3,320           3,141
      7.500%, 07/18/16                                       100              93
      6.625%, 03/20/17 (D)                                   720             637
   Toyota Motor Credit
      5.500%, 12/15/08                                       120             121
   Travelers
      6.250%, 08/15/08 (C)                                 1,470           1,263
      5.375%, 06/15/12                                       370             371
   TuranAlem Finance
      8.250%, 01/22/37                                     3,614           3,022
      8.250%, 01/22/37 (D)                                 4,190           3,499
   UDR MTN
      5.000%, 01/15/12 +++                                 2,000           1,905

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Ventas Realty L.P.
      9.000%, 05/01/12 +++                         $         180   $         189
      6.500%, 06/01/16 +++                                   495             473
   Wachovia
      5.750%, 02/01/18                                     4,210           3,837
      5.500%, 08/01/35                                     1,405           1,062
      5.300%, 10/15/11                                     2,155           2,107
      5.250%, 08/01/14                                     4,390           4,087
      4.875%, 02/15/14                                       875             799
   Wachovia Bank
      6.000%, 11/15/17                                     4,700           4,389
   Wachovia Capital Trust III
      5.800%, 03/15/11 (C)                                 3,265           2,220
   Washington Mutual
      4.625%, 04/01/14                                     3,180           2,321
   Washington Mutual Preferred Funding
      6.534%, 03/29/49 (C) (D)                             1,600             710
   WEA Finance
      7.125%, 04/15/18 (D)                                 6,950           7,124
   Wells Fargo
      5.375%, 02/07/35                                     2,085           1,803
      4.375%, 01/31/13                                     2,000           1,937
   Wells Fargo Capital X
      5.950%, 12/15/36 (A)                                   760             689
   Westfield Capital
      4.375%, 11/15/10 (D)                                 2,103           2,064
   Westfield Group
      5.400%, 10/01/12 +++ (D)                             1,452           1,423
   Woodbourne Capital Trust I
      3.561%, 08/08/08 (C) (D)                               625             406
   Woodbourne Capital Trust II
      3.561%, 08/08/08 (C) (D)                               625             406
   Woodbourne Capital Trust III
      3.561%, 08/08/08 (C) (D)                               625             406
   Woodbourne Capital Trust IV
      3.561%, 08/08/08 (C) (D)                               625             406
   ZFS Finance USA Trust I
      6.150%, 12/15/10 (C) (D)                             1,522           1,388
                                                                   -------------
                                                                         504,404
                                                                   -------------
HEALTH CARE -- 1.1%
   Aetna
      6.000%, 06/15/16                                     1,570           1,553
   AstraZeneca PLC
      5.400%, 09/15/12                                     2,370           2,424
   Bristol-Myers Squibb
      6.125%, 05/01/38                                       245             238
      5.450%, 05/01/18                                       245             242
   Community Health Systems
      8.875%, 07/15/15                                     1,030           1,036
   Coventry Health Care
      5.950%, 03/15/17                                     2,000           1,739
   DaVita
      6.625%, 03/15/13                                     1,065           1,022
   FMC Finance III
      6.875%, 07/15/17                                     1,600           1,572
   GlaxoSmithKline Capital
      6.375%, 05/15/38                                     1,285           1,276
      5.650%, 05/15/18                                     5,190           5,170
   HCA
     9.250%, 11/15/16                                      1,639           1,688
     9.125%, 11/15/14                                        230             235

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
      7.500%, 11/06/33 (A)                         $       3,380   $       2,603
      6.500%, 02/15/16 (A)                                   749             624
      6.250%, 02/15/13                                       119             103
      5.750%, 03/15/14                                     3,090           2,572
   HCA PIK
      9.625%, 11/15/16                                        50              52
   Humana
      7.200%, 06/15/18                                       870             862
   Schering-Plough
      6.550%, 09/15/37                                     1,535           1,504
      6.000%, 09/15/17                                       365             360
   Tenet Healthcare
      9.875%, 07/01/14 (A)                                 4,115           4,137
      7.375%, 02/01/13                                       336             316
   Teva Pharmaceutical Finance LLC
      6.150%, 02/01/36                                       830             795
      5.550%, 02/01/16                                       475             464
   UnitedHealth Group
      6.875%, 02/15/38                                     1,175           1,112
      6.000%, 06/15/17                                       860             837
   WellPoint
      6.800%, 08/01/12                                     1,000           1,035
      5.875%, 06/15/17                                     2,190           2,117
      5.250%, 01/15/16                                       465             437
   Wyeth
      6.950%, 03/15/11                                     3,501           3,706
      5.950%, 04/01/37                                     2,680           2,587
                                                                   -------------
                                                                          44,418
                                                                   -------------
INDUSTRIALS -- 1.9%
   Air 2 US
      8.027%, 10/01/19 (D)                                   708             626
   America West Airlines, Ser 1999-1
      7.930%, 01/02/19                                     7,918           7,402
   American Airlines, Ser 1999-1
      7.024%, 10/15/09                                     3,630           3,539
   Burlington Northern Santa Fe
      6.750%, 07/15/11                                     1,610           1,688
      5.750%, 03/15/18                                     1,420           1,388
   Cedar Brakes I LLC
      8.500%, 02/15/14 (D)                                 1,306           1,394
   Cedar Brakes II LLC
      9.875%, 09/01/13 (D)                                 2,431           2,674
   Continental Airlines, Ser 1997, Cl 1A
      7.461%, 04/01/15                                     1,818           1,609
      7.256%, 03/15/20                                       922             871
      6.900%, 01/02/18                                     1,652           1,524
      5.983%, 04/19/22 (A)                                 1,700           1,407
   Delta Air Lines, Ser 2001-1
      7.111%, 09/18/11                                     6,250           5,780
      6.821%, 08/10/22 (C)                                 1,848           1,562
      6.619%, 03/18/11 (C)                                   420             405
   DI Finance
      9.500%, 02/15/13                                        90              90
   DRS Technologies
      6.625%, 02/01/16                                       505             513
   Eastman Kodak
      7.250%, 11/15/13 (A)                                 2,740           2,665
   Electronic Data Systems
      7.125%, 10/15/09                                     3,680           3,795
   FedEx, Ser A3
      8.400%, 03/23/10                                       498             513

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   General Electric
      5.000%, 02/01/13                             $       1,140   $       1,148
   Hutchison Whampoa International
      7.450%, 11/24/33 (D)                                 1,630           1,652
   L-3 Communications, Ser B
      6.375%, 10/15/15                                       520             486
   Systems 2001 Asset Trust
      6.664%, 09/15/13 (D)                                 1,313           1,300
   Terex
      7.375%, 01/15/14                                       320             315
   Tyco International Group
      7.000%, 06/15/28 (D)                                   230             227
      6.875%, 01/15/29 (D)                                 7,160           7,157
      6.750%, 02/15/11                                     3,470           3,563
      6.375%, 10/15/11                                     8,830           9,036
      6.125%, 01/15/09                                        80              81
      6.125%, 11/01/08                                       230             231
      6.000%, 11/15/13                                       915             883
   United AirLines, Ser A3
      8.390%, 01/21/11 (E) (F)                               578              --
   United Parcel Service
      4.500%, 01/15/13                                     5,270           5,281
   United Technologies
      6.500%, 06/01/09                                     2,365           2,440
   Waste Management
      7.125%, 12/15/17                                     5,305           5,679
      7.100%, 08/01/26                                     1,710           1,730
                                                                   -------------
                                                                          80,654
                                                                   -------------
INFORMATION TECHNOLOGY -- 0.3%
   Corning
      7.250%, 08/15/36                                       450             456
   Freescale Semiconductor
      8.875%, 12/15/14                                        95              77
   Hewlett-Packard
      5.500%, 03/01/18                                       965             945
   Motorola
      5.375%, 11/15/12                                     1,190           1,096
   NXP Funding LLC
      9.500%, 10/15/15 (A)                                   365             318
      7.875%, 10/15/14                                       110             101
   Oracle
      5.750%, 04/15/18                                     2,112           2,110
      4.950%, 04/15/13                                       719             726
   Sungard Data Systems
      10.250%, 08/15/15 (A)                                  725             729
   Xerox
      6.750%, 02/01/17                                       240             242
      6.350%, 05/15/18                                     2,535           2,502
      5.650%, 05/15/13                                       260             257
      5.500%, 05/15/12                                       985             974
                                                                   -------------
                                                                          10,533
                                                                   -------------
MATERIALS -- 0.7%
   CodelCo
      4.750%, 10/15/14 (D)                                   960             923
   Evraz Group
      8.875%, 04/24/13 (D)                                 2,410           2,413
   Freeport-McMoRan Copper & Gold
      8.375%, 04/01/17                                     4,870           5,137
   Georgia Gulf
      9.500%, 10/15/14 (A)                                   220             164

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Graham Packaging
      9.875%, 10/15/14 (A)                         $         210   $         186
      8.500%, 10/15/12                                       590             559
   Lafarge
      6.150%, 07/15/11                                       770             775
   Potash of Saskatchewan
      4.875%, 03/01/13                                     1,220           1,218
   PPG Industries
      6.650%, 03/15/18                                       435             443
      5.750%, 03/15/13                                       435             442
   Rio Tinto Finance USA
      6.500%, 07/15/18                                     5,125           5,141
      5.875%, 07/15/13                                     4,000           4,022
   Steel Dynamics
      6.750%, 04/01/15                                       810             776
   US Steel
      6.050%, 06/01/17                                       245             229
   Vale Overseas
      6.875%, 11/21/36                                     5,100           4,737
   Vedanta Resources
      8.750%, 01/15/14 (D)                                 1,960           1,978
   Westlake Chemicals
      6.625%, 01/15/16 (A)                                   610             512
   Weyerhaeuser
      6.750%, 03/15/12                                       370             381
                                                                   -------------
                                                                          30,036
                                                                   -------------
SOVEREIGN -- 0.6%
   Canadian Government
      4.000%, 12/01/31                                       806           1,193
   Deutsche Bundesrepublik, Ser 04
      3.750%, 01/04/15                                     6,320           9,458
   Emirate of Abu Dhabi
      5.500%, 08/02/12 (D)                                 2,400           2,470
   Republic of Brazil
      6.000%, 01/17/17                                     1,460           1,488
   United Mexican States
      6.050%, 01/11/40                                       698             671
   United Mexican States MTN, Ser A
      7.500%, 04/08/33                                       176             203
      6.750%, 09/27/34                                     5,858           6,215
      5.875%, 01/15/14                                       685             712
                                                                   -------------
                                                                          22,410
                                                                   -------------
TELECOMMUNICATION SERVICES -- 1.6%
   America Movil
      6.375%, 03/01/35                                       636             604
      6.125%, 11/15/37                                       580             528
      5.625%, 11/15/17                                     1,710           1,647
   AT&T
      6.500%, 09/01/37                                     1,380           1,336
      6.450%, 06/15/34                                       625             603
      6.400%, 05/15/38                                       687             660
      5.500%, 02/01/18 (A)                                 2,660           2,577
      5.100%, 09/15/14                                     5,075           4,974
      4.125%, 09/15/09                                       795             796
   AT&T Mobility LLC
      6.500%, 12/15/11                                     1,455           1,512
   BellSouth
      6.000%, 11/15/34 (A)                                   850             778
      4.750%, 11/15/12                                       170             167
   British Telecommunications PLC
      8.375%, 12/15/10                                     1,250           1,342
      5.950%, 01/15/18                                     1,786           1,707

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Citizens Communications
      7.875%, 01/15/27                             $         555   $         486
      7.125%, 03/15/19                                       170             152
   Deutsche Telekom International Finance
      8.000%, 06/15/10                                       925             979
      5.750%, 03/23/16                                     1,920           1,873
   France Telecom
      7.750%, 03/01/11                                     1,400           1,483
   Intelsat Bermuda
      9.250%, 06/15/16                                       325             327
   Koninklijke
      8.000%, 10/01/10                                       650             688
   Level 3 Financing
      9.250%, 11/01/14                                       690             628
   New Cingular Wireless Services
      8.125%, 05/01/12                                     1,595           1,747
   Qwest
      7.500%, 10/01/14                                     2,085           2,007
   Qwest Communications International
      6.176%, 08/11/08 (C)                                   545             542
   Rogers Communications
      7.875%, 05/01/12                                       550             597
      6.750%, 03/15/15                                     1,015           1,035
      6.375%, 03/01/14                                     2,515           2,517
      5.500%, 03/15/14                                       410             395
   Sprint Capital
      8.750%, 03/15/32                                       660             629
      8.375%, 03/15/12                                     3,430           3,396
      6.900%, 05/01/19                                       100              88
   Telecom Italia Capital
      7.721%, 06/04/38 (A)                                   735             747
      6.999%, 06/04/18                                     2,080           2,098
      6.200%, 07/18/11                                     1,730           1,764
      5.250%, 10/01/15                                        90              82
      5.250%, 11/15/13                                       790             746
      4.950%, 09/30/14                                     1,250           1,144
   Telefonica Emisiones
      5.984%, 06/20/11                                     2,180           2,212
      5.855%, 02/04/13 (A)                                   380             383
   Telefonica Europe
      7.750%, 09/15/10 (A)                                 1,925           2,029
   US West Communications
      5.625%, 11/15/08                                       430             429
   Verizon Communications
      6.100%, 04/15/18                                     2,095           2,079
      5.500%, 04/01/17                                       475             457
      5.500%, 02/15/18                                     1,920           1,827
   Verizon New Jersey, Ser A
      7.850%, 11/15/29                                     1,135           1,210
      5.875%, 01/17/12                                     2,175           2,205
   Verizon New York, Ser A
      6.875%, 04/01/12                                       660             688
   VIP Finance Ireland for Vimpel
    Communications
      8.375%, 04/30/13 (D)                                 3,040           2,997
   Virgin Media Finance
      8.750%, 04/15/14                                        80              75
   Vodafone Group PLC
      5.625%, 02/27/17                                       585             564
      5.350%, 02/27/12                                       400             401

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                     Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Windstream
      8.625%, 08/01/16                             $       1,460   $       1,464
                                                                   -------------
                                                                          64,401
                                                                   -------------
UTILITIES -- 2.6%
   Abu Dhabi National Energy
      5.620%, 10/25/12 (D)                                 5,096           5,135
   AES
      8.000%, 06/01/20 (D)                                 5,690           5,491
      8.000%, 10/15/17                                     5,690           5,576
      7.750%, 10/15/15                                     1,040           1,024
   Allegheny Energy Supply
      8.250%, 04/15/12 (D) (E)                             1,040           1,084
   Baltimore Gas & Electric
      6.125%, 07/01/13                                       360             364
   CMS Energy
      6.550%, 07/17/17                                       805             764
   Commonwealth Edison
      6.450%, 01/15/38                                       955             930
      6.150%, 09/15/17                                     1,195           1,192
   Consolidated Edison of New York
      5.850%, 04/01/18                                     2,200           2,208
   Detroit Edison, Ser A
      6.625%, 06/01/36                                       990           1,012
   Dominion Resources
      5.700%, 09/17/12                                     3,870           3,930
      4.750%, 12/15/10                                     1,895           1,907
   DPL
      6.875%, 09/01/11                                     2,315           2,410
   Duke Energy Carolinas
      6.250%, 01/15/12                                     2,000           2,088
      6.000%, 01/15/38                                     1,380           1,346
      5.625%, 11/30/12                                     4,000           4,116
   Edison Mission Energy
      7.625%, 05/15/27                                       420             377
      7.200%, 05/15/19 (A)                                 1,160           1,082
      7.000%, 05/15/17                                       880             823
   Energy Future Holdings
      11.250%, 11/01/17 (D)                               17,640          17,595
      10.875%, 11/01/17 (D)                                   40              40
      6.500%, 11/15/24                                     1,320             974
   Exelon
      5.625%, 06/15/35                                     2,720           2,344
   Exelon Generation LLC
      6.950%, 06/15/11 (D)                                 1,825           1,886
   FirstEnergy, Ser B
      6.450%, 11/15/11                                       510             523
   FirstEnergy, Ser C
      7.375%, 11/15/31                                     5,845           6,357
   Florida Power
      6.400%, 06/15/38                                     1,460           1,483
      5.650%, 06/15/18                                       490             495
   FPL Group Capital
      5.350%, 06/15/13                                       280             284
   Intergas Finance BV
      6.375%, 05/14/17                                       220             196
      6.375%, 05/14/17 (D)                                 3,485           3,102
   Midamerican Energy Holdings
      5.750%, 04/01/18 (D)                                   615             610
   Nevada Power, Ser A
      8.250%, 06/01/11                                     2,050           2,204
   Nisource Finance
      6.800%, 01/15/19                                     2,261           2,217

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   NRG Energy
      7.250%, 02/01/14                             $       1,610   $       1,538
   Pacific Gas & Electric
      6.050%, 03/01/34                                     2,110           2,035
      5.800%, 03/01/37                                       800             746
   Pacificorp
      6.250%, 10/15/37                                     1,315           1,300
   Power Contract Financing
      6.256%, 02/01/10 (D)                                 1,924           1,946
   Progress Energy
      6.850%, 04/15/12                                       705             744
   PVNGS II Funding
      8.000%, 12/30/15                                     2,876           3,165
   Sonat
      7.625%, 07/15/11                                     2,850           2,877
   Southern California Edison
      6.000%, 01/15/34                                     1,505           1,499
      5.950%, 02/01/38 (A)                                   570             563
   Swepco Capital I
      5.250%, 10/01/08 (C)                                 4,255           4,183
   TXU, Ser P
      5.550%, 11/15/14                                       540             423
   TXU, Ser R
      6.550%, 11/15/34 (A)                                 4,955           3,610
   Virginia Electric and Power
      5.400%, 04/30/18                                       355             343
                                                                   -------------
                                                                         108,141
                                                                   -------------
Total Corporate Obligations
   (Cost $1,139,761) ($ Thousands)                                     1,086,225
                                                                   -------------

ASSET-BACKED SECURITIES -- 9.0%
AUTOMOTIVE -- 0.5%
   AmeriCredit Prime Automobile
    Receivable, Ser 2007-1, Cl A3
      5.270%, 11/08/11                                     1,863           1,875
   Capital Auto Receivables Asset
    Trust, Ser 2006-2, Cl B
      5.070%, 12/15/11                                     2,620           2,526
   Harley-Davidson Motorcycle Trust,
    Ser 2007-2, Cl A4
      5.120%, 08/15/13                                       602             610
   Harley-Davidson Motorcycle Trust,
    Ser 2008-1, Cl A3A
      4.250%, 02/15/13                                       958             947
   Honda Auto Receivables Owner Trust,
    Ser 2008-1, Cl A4
      3.481%, 08/18/11                                     1,541           1,549
   Huntington Auto Trust, Ser 2008-1,
    Cl A4
      5.640%, 02/15/13 (D)                                 3,294           3,279
   Huntington Auto Trust, Ser 2008-1,
    Cl A3A
      4.810%, 04/16/12 (D)                                 3,223           3,212
   Hyundai Auto Receivables Trust,
    Ser 2008-A, Cl A4
      5.480%, 11/17/14                                       378             382
   Nissan Auto Receivables Owner Trust,
    Ser 2007-B, Cl A4
      5.160%, 03/17/14                                     1,998           2,022

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Triad Auto Receivables Owner Trust,
    Ser 2006-B, Cl A3
      5.410%, 08/12/11                             $       2,292   $       2,294
   Triad Auto Receivables Owner Trust,
    Ser 2006-C, Cl A3
      5.260%, 11/14/11                                       763             755
   Volkswagen Auto Loan Enhanced Trust,
    Ser 2008-1, Cl A3
      4.500%, 07/20/12                                     1,243           1,250
   WFS Financial Owner Trust, Ser 2005-3,
    Cl A3A
      4.250%, 06/17/10                                        30              30
                                                                   -------------
                                                                          20,731
                                                                   -------------
CREDIT CARDS -- 1.7%
   American Express Credit Account
    Master Trust, Ser 2006-B, Cl A
      2.511%, 07/15/08 (C) (D)                             4,700           4,627
   Bank of America Credit Card Trust,
    Ser 2008-A1, Cl A1
      3.051%, 07/15/08 (C)                                   722             721
   Capital One Multi-Asset Execution
    Trust, Ser 2006-A11, Cl A11
      2.561%, 07/15/08 (C)                                 5,249           4,785
   Capital One Multi-Asset Execution
    Trust, Ser 2006-A5, Cl A5
      2.531%, 07/15/08 (C)                                   736             705
   Capital One Multi-Asset Execution
    Trust, Ser 2007-A4, Cl A4
      2.501%, 07/15/08 (C)                                   713             689
   Capital One Multi-Asset Execution
    Trust, Ser 2007-A7, Cl A7
      5.750%, 07/15/20                                     2,852           2,797
   Capital One Multi-Asset Execution
    Trust, Ser 2008-A3, Cl A3
      5.050%, 02/15/16                                    12,355          12,221
   Capital One Multi-Asset Execution
    Trust, Ser 2008-A5, Cl A5
      4.850%, 02/18/14                                     1,610           1,617
   Chase Issuance Trust, Ser 2005-A8, Cl A8
      2.511%, 07/15/08 (C)                                 5,400           5,335
   Chase Issuance Trust, Ser 2006-A1, Cl A
      2.511%, 07/15/08 (C)                                 5,400           5,314
   Chase Issuance Trust, Ser 2008-A4, Cl A4
      4.650%, 03/15/15                                     1,028           1,017
   Citibank Credit Card Issuance Trust,
    Ser 2005-A3, Cl A3
      2.551%, 07/24/08 (C)                                 4,450           4,343
   Discover Card Master Trust I,
    Ser 2003-3A, Cl A
      2.671%, 07/15/08 (C)                                 3,171           3,133
   Discover Card Master Trust I,
    Ser 2006-2, Cl A2
      2.501%, 07/15/08 (C)                                 2,638           2,532
   Discover Card Master Trust I,
    Ser 2006-2, Cl A3
      2.551%, 07/15/08 (C)                                 1,089           1,024

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Discover Card Master Trust, Ser 2007-
    A1, Cl A1
      5.650%, 03/16/20                             $       1,994   $       1,939
   Discover Card Master Trust, Ser 2007-
    A2, Cl A2
      3.116%, 07/15/08 (C)                                 1,826           1,788
   Discover Card Master Trust, Ser 2008-
    A3, Cl A3
      5.100%, 10/15/13                                     5,375           5,413
   Discover Card Master Trust, Ser 2008-
    A4, Cl A4
      5.650%, 12/15/15                                     7,419           7,412
   Washington Mutual Master Note Trust,
    Ser 2006-A2A
      2.521%, 07/15/08 (C) (D)                             1,358           1,292
   Washington Mutual Master Note Trust,
    Ser 2007-A2, Cl A2
      2.501%, 07/15/08 (C) (D)                               237             216
                                                                   -------------
                                                                          68,920
                                                                   -------------
MORTGAGE RELATED SECURITIES -- 2.3%
   ABS Home Equity Loan Trust,
    Ser 2007-HE3, Cl A1
      3.011%, 07/15/08 (C)                                   432             382
   ACE Securities, Ser 2003-OP1, Cl M1
      3.183%, 07/26/08 (C)                                 1,000             807
   ACE Securities, Ser 2005-HE7, Cl A1B2
      2.783%, 07/27/08 (C)                                 1,263           1,136
   Aegis Asset-Backed Securities Trust,
    Ser 2003-3, Cl M1
      3.183%, 07/25/08 (C)                                   105              87
   AFC Home Equity Loan Trust,
    Ser 1998-1, Cl 1A2
      2.752%, 07/01/08 (C)                                   120              81
   AFC Home Equity Loan Trust,
    Ser 2000-1, Cl 2A
      2.723%, 07/25/08 (C)                                 4,577           1,528
   Ameriquest Mortgage Securities,
    Ser 2003-2, Cl M1
      3.832%, 07/25/08 (C)                                 1,347           1,067
   Argent Securities, Ser 2003-W5, Cl M1
      3.183%, 07/25/08 (C)                                   600             515
   Argent Securities, Ser 2003-W9, Cl M1
      3.173%, 07/26/08 (C)                                 1,287           1,024
   Asset-Backed Funding Certificates,
    Ser 2003-WF1, Cl A2
      3.517%, 07/25/08 (C)                                 2,506           2,267
   Asset-Backed Securities Home Equity,
    Ser 2003-HE4, Cl M2
      5.471%, 07/15/08 (C)                                   344             274
   Asset-Backed Funding Certificates,
    Ser 2005-AQ1, Cl A2
      4.300%, 06/25/35 (G)                                   976             965
   Asset-Backed Securities Home Equity
    Loan Trust, Ser 2003-HE5, Cl M1
      3.596%, 07/15/08 (C)                                 1,733           1,502
   Bear Stearns Asset-Backed Securities
    Trust, Ser 2000-2, Cl M2
      8.280%, 08/25/30 (G)                                 7,804           7,523
   Bear Stearns Asset-Backed Securities
    Trust, Ser 2003-1, Cl A1
      2.982%, 07/25/08 (C)                                 4,280           3,584

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Bear Stearns Asset-Backed Securities
    Trust, Ser 2007-AQ2, Cl A1
      2.582%, 07/31/08 (C)                         $       5,553   $       5,121
   Bear Stearns Asset-Backed Securities
    Trust, Ser 2007-HE2, Cl 1A1
      2.582%, 07/31/08 (C)                                 9,417           9,171
   BNC Mortgage Loan Trust, Ser 2007-1, Cl M1
      2.723%, 07/25/08 (C)                                 6,300           1,415
   BNC Mortgage Loan Trust, Ser 2007-1, Cl A2
      2.543%, 07/25/08 (C)                                 2,698           2,636
   Citigroup Mortgage Loan Trust,
    Ser 2006-FX1, Cl A1
      2.582%, 07/31/08 (C)                                 1,293           1,189
   Citigroup Mortgage Loan Trust,
    Ser 2007-AHL1, Cl A2A
      2.522%, 07/25/08 (C)                                 1,200           1,137
   Conseco Finance, Ser 2001-D, Cl A5
      6.190%, 11/15/32 (C) (G)                             1,926           1,897
   Contimortgage Home Equity Trust
    1998-3, Ser 1997-1, Cl A9
      7.050%, 03/15/28                                        43              43
   Contimortgage Home Equity Trust
    1998-3, Ser 1997-2, Cl A9
      7.090%, 04/15/28                                        36              36
   Countrywide Asset-Backed Certificates,
    Ser 2006-S1, Cl A2
      5.549%, 08/25/21                                     1,383           1,250
   Countrywide Asset-Backed Certificates,
    Ser 2007-S2, Cl A2
      5.649%, 08/25/08 (C)                                 3,349           2,288
   EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
      2.953%, 07/25/08 (C) (D)                             1,754           1,452
   Equivantage Home Equity Loan Trust,
    Ser 1997-2, Cl A3
      7.775%, 07/01/08 (G)                                   160             106
   GSAA Trust, Ser 2006-2, Cl 2A1
      2.582%, 07/27/08 (C)                                 2,244           2,215
   Home Equity Asset Trust, Ser 2003-4, Cl M2
      4.883%, 07/25/08 (C)                                   934             768
   Indymac Seconds Asset-Backed Trust,
    Ser 2006-A, Cl A
      2.612%, 07/25/08 (C)                                 3,154           1,191
   Master Asset-Backed Securities Trust,
    Ser 2006-AB1, Cl A
      2.622%, 07/27/08 (C)                                 3,209           3,175
   Merrill Lynch Mortgage Investors,
    Ser 2003-OPT1, Cl A3
      2.842%, 07/26/08 (C)                                 1,227           1,074
   Morgan Stanley Capital I, Ser 2003-
    NC8, Cl M1
      3.533%, 07/27/08 (C)                                 2,120           1,835
   Morgan Stanley Capital I, Ser 2007-
    HE2, Cl A2A
      2.522%, 07/25/08 (C)                                   532             515
   Morgan Stanley Dean Witter Capital I,
    Ser 2003-NC4, Cl M2
      5.483%, 07/25/08 (C)                                   131             115

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Morgan Stanley Home Equity Loans,
    Ser 2007-1, Cl A1
      2.532%, 07/25/08 (C)                         $         472   $         461
   New Century Home Equity Loan Trust,
    Ser 2005-A, Cl A2
      4.461%, 07/25/08 (G)                                   849             843
   Novastar Home Equity Loan, Ser 2007-1,
    Cl A2A1
      2.582%, 07/31/08 (C)                                10,056           9,574
   Option One Mortgage Loan Trust,
    Ser 2001-4, Cl A
      3.083%, 07/25/08 (C)                                   436             407
   Option One Mortgage Loan Trust,
    Ser 2003-5, Cl M1
      3.133%, 07/23/08 (C)                                   571             446
   Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M11
      4.983%, 07/27/08 (C) (D)                               280               7
   Option One Mortgage Loan Trust,
    Ser 2007-3, Cl 2A4
      2.813%, 07/25/08 (C)                                 1,350             692
   Option One Mortgage Loan Trust,
    Ser 2007-6, Cl 2A4
      2.733%, 07/25/08 (C)                                 4,574           2,384
   Option One Mortgage Securities NIM
    Trust, Ser 2005-3A, Cl N1
      5.438%, 08/26/35 (D)                                   159               1
   Residential Funding Mortgage
    Securities II, Ser 2000-HI1, Cl AI7
      8.290%, 02/25/25 (G)                                 2,265           1,972
   Residential Funding Mortgage
    Securities II, Ser 2005-HS1, Cl A11
      2.603%, 07/25/08 (C)                                 1,515           1,470
   Start, Ser 2003-1
      4.426%, 07/21/08                                     3,678           3,623
   Start, Ser 2003-2
      4.326%, 07/21/08                                     2,508           2,470
   Terwin Mortgage Trust, Ser 2005-9HG3,
    Cl A1
      4.000%, 07/01/08 (C) (D)                             1,213           1,107
   Terwin Mortgage Trust, Ser 2006-2HGS,
    Cl A1
      4.500%, 03/25/37 (C) (D)                             4,788           1,400
   Terwin Mortgage Trust, Ser 2006-4SL,
    Cl A1
      4.500%, 05/25/37 (C) (D)                             4,550           2,057
   Terwin Mortgage Trust, Ser 2006-6,
    Cl 1A2
      4.750%, 08/25/08 (C)                                 7,600           1,958
   Terwin Mortgage Trust, Ser 2006-6,
    Cl 1A1
      4.500%, 07/25/37 (C)                                 4,053           2,149
   Terwin Mortgage Trust, Ser 2006-8,
    Cl 1A2
      5.000%, 07/01/08 (C) (D)                             4,500             675
   Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl M8B
      5.000%, 07/01/08 (C) (D)                               387             126
                                                                   -------------
                                                                          95,193
                                                                   -------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
OTHER ASSET-BACKED SECURITIES -- 4.5%
   Aames Mortgage Investment Trust,
    Ser 2005-4, Cl B2
      5.233%, 07/25/08 (C)                         $         780   $          19
   BankAmerica Manufactured Housing
    Contract Trust, Ser 1997-1, Cl M
      6.800%, 01/10/28                                     3,310           3,944
   Chase Funding Mortgage Loan Asset-
    Backed Certificates, Ser 2002-1,
    Cl 2A2
      2.982%, 07/25/08 (C)                                 1,596           1,384
   Chase Funding Mortgage Loan Asset-
    Backed Certificates, Ser 2003-6,
    Cl 1A3
      3.340%, 05/25/26                                       361             360
   Citicorp Residential Mortgage
    Securities, Ser 2006-1, Cl A1
      5.956%, 07/25/36                                       173             173
   Citicorp Residential Mortgage
    Securities, Ser 2006-1, Cl A2
      5.682%, 07/25/36 (G)                                 1,236           1,231
   Citicorp Residential Mortgage
    Securities, Ser 2006-2, Cl A2
      5.557%, 09/25/36                                     1,163           1,155
   CNH Equipment Trust, Ser 2004-A,
    Cl A4A
      2.581%, 07/15/08 (C)                                   642             642
   Connecticut RRB Special Purpose
    Trust, Ser 2001-1, Cl A5
      6.210%, 12/30/11                                       721             745
   Conseco Finance Home Loan Trust,
    Ser 2000-E, Cl M1
      8.130%, 08/15/31 (C)                                 1,596           1,557
   Conseco Finance Securitizations,
    Ser 2000-4, Cl A6
      8.310%, 05/01/32 (C)                                 1,370           1,032
   Countrywide Asset-Backed Certificates,
    Ser 2003-BC2, Cl 2A1
      3.083%, 07/25/08 (C)                                    38              32
   Countrywide Asset-Backed Certificates,
    Ser 2004-14, Cl A4
      2.762%, 07/25/08 (C)                                   845             768
   Countrywide Asset-Backed Certificates,
    Ser 2005-15
      2.622%, 07/25/08 (C)                                   925             924
   Countrywide Asset-Backed Certificates,
    Ser 2006-10, Cl MV1
      2.743%, 07/25/08 (C)                                10,450           4,816
   Countrywide Asset-Backed Certificates,
    Ser 2007-3, Cl 2A1
      2.582%, 07/25/08 (C)                                   525             502
   Countrywide Home Equity Loan Trust,
    Ser 2004-K, Cl A2
      2.771%, 07/15/08 (C)                                 1,302             996
   Countrywide Home Equity Loan Trust,
    Ser 2005-F, Cl 2A
      2.711%, 07/15/08 (C)                                 2,703           1,589
   Countrywide Home Equity Loan Trust,
    Ser 2007-GW, Cl A
      3.021%, 07/17/08 (C)                                14,896          10,397

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Credit Suisse First Boston Mortgage
    Securities, Ser 2001-MH29, Cl A
      5.600%, 09/25/31 (G)                         $         990   $         988
   Daimler Chrysler Master Owner Trust,
    Ser 2006-A, Cl A
      2.501%, 07/15/08 (C)                                 8,429           8,181
   Dominos Pizza Master Issuer LLC,
    Ser 2007-1, Cl A2
      5.261%, 04/25/37                                     1,743           1,477
   Embarcadero Aircraft Securitization
    Trust, Ser 2000-A, Cl A1
      2.951%, 07/15/08 (C) (D)                             4,144           3,481
   First Franklin Mortgage Loan Asset
    Backed Certificates, Ser 2004-FF11,
    Cl 1A2
      2.833%, 07/25/08 (C)                                   138             118
   First Franklin Mortgage Loan Asset
    Backed Certificates, Ser 2005-FF10,
    Cl A4
      2.802%, 07/25/08 (C)                                 8,400           7,679
   First Franklin Mortgage Loan Asset
    Backed Certificates, Ser 2005-FF9
      2.762%, 07/25/08 (C)                                 9,384           8,969
   First Franklin Mortgage Loan Asset
    Backed Certificates, Ser 2006-FFA,
    Cl A3
      2.603%, 07/25/08 (C)                                 5,871           1,865
   First Horizon ABS Trust, Ser 2004-HE2,
    Cl A
      2.703%, 07/25/08 (C)                                 1,982           1,583
   Ford Credit Floorplan Master Owner
    Trust, Ser 2006-4
      2.721%, 07/15/08 (C)                                 2,249           2,091
   GMAC Mortgage Loan Trust, Ser 2005-HE3,
    Cl A1VN
      2.743%, 07/25/08 (C)                                 6,377           2,753
   GMAC Mortgage Loan Trust, Ser 2007-HE1,
    Cl A2
      5.621%, 08/25/37 (C)                                 4,497           2,716
   Great America Leasing Receivables,
    Ser 2006-1, Cl A3
      5.340%, 01/15/10 (D)                                   881             887
   Green Tree Financial, Ser 1993-4, Cl A5
      7.050%, 01/15/19                                       363             356
   Green Tree Financial, Ser 1996-5, Cl A6
      7.750%, 07/15/27                                     1,099           1,126
   GSAMP Trust, Ser 2003-SEA, Cl A1
      2.882%, 07/25/08 (C)                                 3,634           3,174
   HSI Asset Securitization Trust,
    Ser 2005-I1, Cl 2A3
      2.773%, 07/27/08 (C)                                 8,000           6,917
   Lehman XS Trust, Ser 2005-5N, Cl 1A1
      2.783%, 07/01/08 (C)                                 5,919           4,468
   Lehman XS Trust, Ser 2005-5N, Cl M4
      4.232%, 07/31/08 (C)                                 1,800             270
   Lehman XS Trust, Ser 2006-GP1, Cl A4A
      2.813%, 07/25/08 (C)                                 5,561           2,515
   Lehman XS Trust, Ser 2007-1, Cl WF1
      7.000%, 01/25/37                                     3,078           2,517


              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Lehman XS Trust, Ser 2007-9, Cl 1A1
      2.513%, 07/25/08 (C)                         $      12,545   $      10,489
   Long Beach Asset Holdings, Ser 2005-
    WL1, Cl N1
      5.193%, 06/25/45 (D)                                   164               5
   Long Beach Mortgage Loan Trust,
    Ser 2006-WL1, Cl 1A3
      2.813%, 07/27/08 (C)                                 1,306           1,147
   Master Specialized Loan Trust,
    Ser 2007-2, Cl A
      2.833%, 07/28/08 (C) (D)                            11,011           7,818
   Merrill Lynch First Franklin Mortgage
    Loan Trust, Ser 2001-1, Cl M1
      2.863%, 07/27/08 (C)                                 2,084             303
   Merrill Lynch Mortgage Investors,
    Ser 2005-SL3, Cl A1
      2.712%, 07/10/08 (C)                                   741             680
   Merrill Lynch Mortgage Investors,
    Ser 2006-WMC2, A2D
      5.895%, 07/25/08 (G)                                 5,200           4,148
   Merrill Lynch Mortgage Investors,
    Ser 2007-MLN1, Cl M1
      2.882%, 07/25/08 (C)                                 3,010             632
   Merrill Lynch Mortgage Investors,
    Ser 2007-SL1, Cl A1
      2.783%, 07/11/08 (C)                                 6,920           3,443
   Mid-State Trust, Ser 11, Cl A1
      4.864%, 07/15/38                                     4,913           4,458
   Morgan Stanley Dean Wiitter Capital
    Heloc Trust, Ser 2005-1, Cl A
      2.672%, 07/25/08 (C)                                   573             388
   Nelnet Student Loan Trust, Ser 2008-4
      4.100%, 07/25/08 (C)                                 2,740           2,747
   Oncor Electric Delivery Transition
    Bond, Ser 2003-1, Cl A2
      4.030%, 02/15/12                                     2,887           2,898
   Orchid Structured Finance CDO,
    Ser 2003-1A, Cl A1MM
      3.070%, 08/18/08 (C) (D)                             3,279           1,967
   Ownit Mortgage Loan Asset Backed
    Certificates, Ser 2006-1, Cl AF1
      5.424%, 12/25/36 (G)                                 2,206           2,201
   Residential Asset Mortgage Products,
    Ser 2003-RS11, Cl MLL1
      3.578%, 07/25/08 (C)                                   188             146
   Residential Asset Mortgage Products,
    Ser 2003-RS2, Cl AII
      3.162%, 07/25/08 (C)                                    71              37
   Residential Asset Mortgage Products,
    Ser 2003-RS7, Cl AL6
      5.340%, 07/01/08 (C)                                   638             586
   Residential Asset Mortgage Products,
    Ser 2007-RS1, Cl A1
      2.563%, 07/09/08 (C)                                 3,937           3,855
   Resmae Mortgage Loan Trust,
    Ser 2006-1, Cl A2A
      2.582%, 07/25/08 (C) (D)                             3,225           3,179
   Saco I, Ser 2005-9, Cl A1
      2.733%, 07/27/08 (C)                                 1,121             696
   Saco I, Ser 2005-WM3, Cl A1
      2.743%, 07/27/08 (C)                                 1,132             878

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Saco I, Ser 2006-6, Cl A
      2.612%, 07/25/08 (C)                         $       3,943   $       1,327
   SLC Student Loan Trust, Ser 2006-2,
    Cl B
      3.006%, 09/19/08 (C)                                 5,250           4,335
   SLM Student Loan Trust, Ser 2006-9,
    Cl B
      3.150%, 07/12/08 (C)                                 4,000           3,378
   SLM Student Loan Trust, Ser 2006-C,
    Cl C
      2.861%, 09/15/08 (C)                                 4,000           2,639
   SLM Student Loan Trust, Ser 2008-6,
    Cl A4
      4.064%, 10/25/08 (C)                                 3,666           3,668
   Small Business Administration,
    Ser 2003-P10A, Cl 1
      4.524%, 02/10/13                                     2,475           2,434
   Structured Asset Investment Loan
    Trust, Ser 2003-BC4, Cl M2
      5.483%, 07/25/08 (C)                                   163             136
   Structured Asset Securities, Ser
    2004-19XS, Cl A2
      4.370%, 07/01/08 (G)                                    98              98
   Structured Asset Securities, Ser
    2006-GEL4, Cl A1
      2.603%, 07/27/08 (C) (D)                             3,225           3,037
   Structured Asset Securities, Ser 2007-
    BC2, Cl A2
      2.573%, 07/25/08 (C)                                12,365          11,863
   Structured Asset Securities, Ser 2007-
    BC4, Cl A3
      2.733%, 07/25/08 (C)                                 6,278           5,659
   Swift Master Auto Receivables Trust,
    Ser 2007-1, Cl A
      2.571%, 07/15/08 (C)                                   602             575
                                                                   -------------
                                                                         188,247
                                                                   -------------
Total Asset-Backed Securities
   (Cost $458,033) ($ Thousands)                                         373,091
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 7.7%
   U.S. Treasury Bond
      8.875%, 02/15/19 (A)                                 4,397           6,126
      8.750%, 08/15/20                                       310             437
      8.125%, 08/15/19 (A)                                   716             956
      7.125%, 02/15/23 (A)                                 7,800           9,986
      6.250%, 08/15/23 to 05/15/30 (A)                     5,252           6,395
      6.125%, 11/15/27 (A)                                11,057          13,223
      5.815%, 11/15/21 (A) (B)                            43,310          23,270
      5.375%, 02/15/31 (A)                                 6,923           7,692
      5.250%, 02/15/29                                     2,670           2,897
      5.000%, 05/15/37 (A)                                 3,441           3,699
      4.750%, 02/15/37 (A)                                 6,076           6,276
      4.500%, 02/15/36 (A)                                 2,236           2,220
   U.S. Treasury Bond
      1.750%, 01/15/28 (A)                                 4,744           4,513
   U.S. Treasury Bond TIPS
      3.875%, 04/15/29 (A) (K)                             4,740           6,159
      3.625%, 04/15/28 (A)                                13,364          16,677
      3.375%, 01/15/12                                       375             414
      2.500%, 07/15/16 (A)                                 6,739           7,363
      2.375%, 04/15/11 to 01/15/27 (A)(K)                 40,958          42,955

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
      2.000%, 01/15/26 (A)                         $       1,698   $       1,683
      1.875%, 07/15/15 (A)                                18,231          19,089
   U.S. Treasury Note
      5.125%, 05/15/16 (A)                                13,504          14,724
      4.750%, 05/31/12 to 08/15/17                           412             437
      4.625%, 07/31/12                                     1,340           1,413
      4.500%, 05/15/10 to 03/31/12                           983           1,019
      4.250%, 11/15/14 to 11/15/17  (A)                    2,585           2,683
      3.875%, 05/15/18 (A)                                19,341          19,185
      3.625%, 12/31/12 (A)                                55,070          55,927
      3.500%, 05/31/13 (A)                                 3,448           3,439
      3.375%, 06/30/13                                     2,581           2,586
      3.250%, 12/31/09                                       688             696
      2.500%, 03/31/13                                    31,994          30,867
      2.000%, 02/28/10 (A)                                 1,399           1,389
      1.750%, 03/31/10 (A)                                   818             808
   U.S. Treasury STRIPS
      4.448%, 11/15/27 (B)                                 5,282           2,111
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $304,983) ($ Thousands)                                         319,314
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.0%
   FHLB
      4.050%, 01/21/09                                     2,000           2,000
      3.310%, 01/23/09                                     2,000           2,001
   FHLB
      2.204%, 07/18/08 (B)                                 4,355           4,350
      2.075%, 07/21/08 (B)                                 1,419           1,417
      0.947%, 07/16/08 (A) (B)                            15,540          15,526
   FNMA
      6.500%, 07/25/38                                    13,255          13,645
      6.250%, 02/01/11 (A)                                 8,000           8,388
      5.500%, 07/25/23                                    10,295          10,363
      3.000%, 07/12/10                                     2,600           2,588
   FNMA
      10.444%, 02/02/09 (B) (L)                              450             443
      2.414%, 09/17/08 (B) (L)                               664             661
      2.177%, 08/04/08 (B)                                 3,410           3,403
      2.127%, 10/15/08 (B) (L)                               525             521
      2.085%, 07/21/08 to 11/07/08 (B)                     9,489           9,470
      1.904%, 12/15/08 (B) (L)                             7,669           7,580
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $82,142) ($ Thousands)                                           82,356
                                                                   -------------
LOAN PARTICIPATIONS (C) -- 1.2%
   Adesa, Term B Loan
      7.080%, 09/22/13                                       997             905
   Allison Transmission, Ser B
      5.750%, 08/07/14                                     2,000           1,776
   Alltel Wireless
      7.593%, 11/15/14                                         3               2
   Alltel Wireless, Term B2 Loan
      4.789%, 05/15/15                                       498             491
   Aramark
      6.705%, 01/31/14                                       931             880
      4.789%, 01/26/14                                        69              65

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Ashmore Energy (Synthetic Revolving Deposits)
      8.198%, 03/07/12                             $         144   $         130
      8.198%, 03/30/14                                     1,356           1,224
   Bausch & Lomb
      8.143%, 08/26/08                                       800             782
   Bausch & Lomb (Unfunded)
      0.000%, 04/11/15                                       200              --
   Berry Plastics Holding
      6.706%, 04/03/15                                     1,000             906
   Cablevision, Term B Loan
      6.896%, 03/30/13                                       997             947
   Charter Communications, Term B Loan
      6.990%, 03/15/14                                     1,500           1,316
   CMP Susquehanna
      6.962%, 06/07/13                                     1,000             810
   DAE Aviation Holdings, Term B1 Loan
      0.000%, 07/31/14                                       379             365
   DAE Aviation Holdings, Term B2 Loan
      0.000%, 07/31/14                                       287             276
   DaimlerChrysler Financial Services
      North America, Term B Loan
      9.360%, 08/03/12                                     1,000             823
   Delphi, 1st Lien
      8.625%, 07/01/08                                       750             748
   Dollar General, Term B Loan
      7.710%, 07/15/14                                     1,000             929
   Dubai Aerospace Enterprise STRIP
      0.000%, 07/21/09                                       335             330
   Education Management, Term C Loan
      7.000%, 06/15/13                                     1,500           1,385
   Enterprise GP Holdings, Term B Loan
      4.539%, 11/10/14                                     1,000             983
   First Data, Term B2 Loan
      7.960%, 10/15/14                                     4,850           4,459
   Freescale Semiconductor
      7.330%, 12/01/13                                     1,000             905
   General Motors, Term B Loan
      7.585%, 12/15/13                                     1,000             848
   Georgia-Pacific, Term B Loan
      6.868%, 12/23/13                                     1,496           1,409
   Harrah's Operating, Term B2 Loan
      5.789%, 01/28/15                                       750             687
   Hertz
      6.894%, 12/21/12                                       848             801
   Hertz LOC (Synthetic)
      6.660%, 02/08/12                                       152             144
   IASIS
      7.066%, 05/01/14                                       697             656
   IASIS (Delayed Draw)
      7.703%, 05/01/14                                       177             167
      0.000%, 03/15/14                                        62               4
   IASIS (Synthetic)
      7.024%, 05/01/14                                        64              60
   Iconix, Term B Loan
      7.080%, 05/01/14                                     1,000             943
   Idearc, Term B Loan
      7.200%, 11/01/14                                       995             795
   Insight Midwest Holdings LCC, Term B Loan
      6.480%, 04/06/14                                     1,000             960

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Las Vegas Sands LLC, Term B Loan
      6.950%, 05/08/14                             $       1,833   $       1,667
   Las Vegas Sands LLC (Delayed Draw)
      0.000%, 05/08/14                                       167             152
   Lodgenet Entertainment, Term B Loan
      7.200%, 04/04/14                                     1,000             921
   Manor Care, Term B Loan
      0.000%, 11/15/14                                     1,000             925
   NewPage
      8.687%, 11/05/14                                     1,000             992
   Nuveen Investments, Term B Loan
      6.125%, 11/01/14                                       635             591
   Petco Animal Supplies, Term B Loan
      7.328%, 11/15/13                                     1,000             919
   Regal Cinemas, Term B Loan
      6.330%, 10/19/10                                     1,000             950
   Royalty Pharma, Term B Loan
      7.950%, 05/15/14                                     1,000             993
   Sunguard, Term B Loan
      7.356%, 08/15/12                                     1,250           1,180
   Telesat Canada, Term B Loan
      5.790%, 10/15/14                                     1,042           1,003
   Telesat Canada, Term B Loan (Unfunded)
      0.000%, 10/15/14                                       118               4
   Texas Competitive Electric Holdings,
    Term B2 Loan
      8.622%, 10/10/14                                     2,000           1,849
   Tribune
      7.396%, 05/30/09                                     1,000             956
   United Airlines
      7.001%, 01/12/14                                     1,000             727
   Univision Communications, Term B Loan
      0.000%, 09/15/14                                     2,500           2,049
   UPC Financing Partnership
      7.130%, 03/30/14                                     1,000             904
   Visteon, Term B Loan
      8.380%, 06/20/13                                     1,000             800
   Yankee Candle, Term B Loan
      7.200%, 01/15/14                                     1,000             910
                                                                   -------------
Total Loan Participations
   (Cost $50,510) ($ Thousands)                                           47,403
                                                                   -------------
MUNICIPAL BONDS -- 0.2%
   Massachusetts Sate Special Obligation
    RB, Ser A, RB, FGIC
    Pre-Refunded @ 100
      5.375%, 06/01/12 (H)                                   630             673
   Massachusetts State GO, Ser B, GO, AMBAC
    Pre-Refunded @ 100
      5.000%, 08/01/14 (H)                                   810             860
   Massachusetts Stae GO, Consolidation
    Loan, Ser B, GO, FSA
    Pre-Refunded @ 100
      5.500%, 03/01/12 (H)                                 1,515           1,618


                                                   Face Amount
                                                  ($ Thousands)/
                                                  Notional Amount
                                                  ($ Thousands)     Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
   Massachusetts State GO, Consolidation
    Loan, Ser E, GO, FSA
    Pre-Refunded @ 100
      5.250%, 01/01/13 (H)                          $      1,260        $  1,347
   Galveston County Texas GO, Ser C, AMBAC
    Pre-Refunded @ 100
      5.000%, 02/01/13 (H)                                 1,435           1,530
   Harris County Texas GO, Ser B,
    Pre-Refunded @ 100
      5.250%, 10/01/13 (H)                                 2,005           2,178
   Greenville County School District, RB
    Pre-Refunded @ 101
      5.500%, 12/01/12 (H)                                   890             974
   Metropolitan Atlanta Rapid Transit Authority,
    RB, Ser 2nd Indenture, MBIA
    Pre-Refunded @ 100
      5.000%, 01/01/13 (H)                                   450             480
                                                                   -------------
Total Municipal Bonds
   (Cost $9,796) ($ Thousands)                                             9,660
                                                                   -------------
PURCHASED SWAPTION -- 0.0%
   U.S. Swaption Call, Merrill Lynch                      66,431           1,038
   U.S. Swaption Call, Merrill Lynch                       8,765             767
                                                                   -------------
Total Purchased Swaption
   (Cost $719) ($ Thousands)                                               1,805
                                                                   -------------
REPURCHASE AGREEMENT -- 0.9%
   Deutsche Bank (I)
      2.450%, dated 06/30/08, to be
      repurchased on 07/01/08,
      repurchase price $37,802,573
      (collateralized by a U.S. Government
      obligation, par value $37,466,000,
      6.180%, 07/17/13; with total market
      value $38,555,998)                                  37,800          37,800
                                                                   -------------
Total Repurchase Agreement
   (Cost $37,800) ($ Thousands)                                           37,800
                                                                   -------------
CERTIFICATE OF DEPOSIT -- 0.1%
   JPMorgan Chase Bank
      8.750%, 08/28/08                                     2,152           2,133
                                                                   -------------
Total Certificate of Deposit
   (Cost $2,104) ($ Thousands)                                             2,133
                                                                   -------------
AFFILIATED PARTNERSHIP -- 9.4%
   SEI Liquidity Fund, L.P.,
      2.750%++ ** (J)                                387,402,150         387,402
                                                                   -------------
Total Affiliated Partnership
   (Cost $387,402) ($ Thousands)                                         387,402
                                                                   -------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                      Shares/       Market Value
Description                                          Contracts     ($ Thousands)
-----------                                        -------------   -------------
CASH EQUIVALENTS -- 2.2%
UNITED STATES -- 2.2%
   Evergreen Institutional Money
      Market Fund, 2.560%                                979,194   $         979
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.530%++ **              88,685,459          88,686
                                                                   -------------
Total Cash Equivalents
   (Cost $89,665) ($ Thousands)                                           89,665
                                                                   -------------
Total Investments -- 126.8%
   (Cost $5,407,756)($ Thousands) @                                $   5,235,713
                                                                   =============
WRITTEN OPTIONS -- 0.0%
UNITED STATES -- 0.0%
   August 2008 U.S. 5 Year Treasury Note
      Call, Expires 08/22/08,
      Strike Price $114.00*                                  (89)            (13)
   August 2008 U.S. 5 Year Treasury Note
      Put, Expires 08/22/08,
      Strike Price $108.00*                                  (89)            (22)
   September 2008 U.S. 10 Year Treasury
      Note Call, Expires 08/25/08,
      Strike Price $115.00*                                  (36)            (30)
   September 2008 U.S. 10 Year Treasury
      Note Call, Expires 08/25/08,
      Strike Price $117.00*                                 (398)           (137)
   September 2008 U.S. 10 Year Treasury
      Note Call, Expires 08/25/08,
      Strike Price $118.00*                                  (28)             (6)
   September 2008 U.S. 10 Year Treasury
      Note Call, Expires 08/25/08,
      Strike Price $114.50*                                  (90)            (94)
   September 2008 U.S. 10 Year Treasury
      Note Call, Expires 08/25/08,
      Strike Price $114.00*                                 (193)           (245)
   September 2008 U.S. 10 Year Treasury
      Note Put, Expires 08/25/08,
      Strike Price $110.00*                                 (240)            (49)
   September 2008 U.S. 10 Year Treasury
      Note Put, Expires 08/25/08,
      Strike Price $112.00*                                 (161)            (90)
   September 2008 U.S. 10 Year
      Treasury
      Note Put, Expires 08/25/08,
      Strike Price $109.50*                                 (145)            (23)
   September 2008 U.S. 10 Year Treasury
      Note Put, Expires 08/25/08,
      Strike Price $111.00*                                 (194)            (66)
   September 2008 U.S. 10 Year Treasury
      Note Put, Expires 08/25/08,
      Strike Price $111.50*                                  (90)            (31)
                                                                   -------------
Total Written Options
   (Premiums Received $(1,337)) ($ Thousands)                               (806)
                                                                   -------------

                                                      Notional
                                                       Amount       Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
WRITTEN SWAPTION -- 0.0%
UNITED STATES -- 0.0%
   U.S. Swaption Call, Merrill Lynch               $     (33,000)  $      (1,700)
                                                                   -------------
Total Written Swaption
   (Premiums Received $(719)) ($ Thousands)                        $      (1,700)
                                                                   -------------

Percentages are based on a Net Assets of $4,129,564 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of June 30, 2008.

(A) This security or a partial position of this security is on loan at June 30, 2008. The total value of securities on loan at June 30, 2008 was $362,376 ($ Thousands).

(B) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effects as of June 30, 2008. The date reported on the Schedule of Investments is the next reset date.

(D) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(E) Securities considered illiquid. The total value of such securities as of June 30, 2008 was $4,476 ($ Thousands) and represented 0.11% of Net Assets.

(F)  Security in default on interest payments.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on June 30, 2008. The coupon on a step bond changes on a specified date.

(H)  Pre-Refunded Security -- The maturity date shown is the pre-refunded date.

(I)  Tri-Party Repurchase Agreement.

(J) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2008 was $387,402 ($ Thousands).

(K)  Treasury Inflation Index Notes.

(L) Security, or portion thereof, has been pledged as collateral on open futures.

+++  Real Estate Investment Trust.

++   Investment in Affiliated Security.

ABS -- Asset-Based Security
AMBAC -- American Municipal Bond Assurance Corporation
ARM -- Adjustable Rate Mortgage
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
FFCA -- Federal Farm Credit Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
GBP -- British Pound
GNMA -- Government National Mortgage Association
GO -- General Obligation
IO -- Interest Only - face amount represents notional amount
JPY -- Japanese Yen
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
NIM -- Net Interest Margin
PIK -- Payment-in-Kind
PLC -- Public Limited Company
RB -- Revenue Bond
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS -- Treasury Inflation Protected Security
USD -- United States Dollar

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

Amounts designated as "--" are $O or have been rounded to $O

@ At June 30, 2008, the tax basis cost of the Fund's investments was $5,407,756 ($ Thousands), and the unrealized appreciation and depreciation were $49,197 ($ Thousands) and $(221,240) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

A summary of the open futures contracts held by the Fund at June 30, 2008, is as follows:

                          Number of                  Unrealized
                          Contracts                 Appreciation
                             Long     Expiration   (Depreciation)
Type of Contract           (Short)        Date      ($ Thousands)
----------------          ---------   ----------   --------------
90-Day Euro$                 771       Sept-2008      $  (512)
90-Day Euro$                 (115)      Dec-2008         (466)
90-Day Euro$                  892       Mar-2009         (572)
90-Day Euro$                  371      June-2009        1,096
90-Day Euro$                  393      Sept-2009          (53)
90-Day Euro$                   76       Dec-2009           86
90-Day Euro$                   71       Mar-2010           52
90-Day Euro$                 (270)     June-2010         (362)
90-Day Euro$                    3      Sept-2010            4
90-Day Euro$                   11       Dec-2010           13
90-Day Euro$                   (5)      Mar-2011           (9)
90-Day Euro$                   (5)     June-2011           (9)
90-Day Sterling$              131       Mar-2009          (75)
10-Year Swap                 (366)     Sept-2008         (261)
Eurx Euro-Bund                400      Sept-2009       (1,107)
U.S. 2-Year Note            1,909       Oct-2008         (163)
U.S. 5-Year Note            4,305      Sept-2008         (270)
U.S. 10-Year Note            (790)     Sept-2008           33
U.S. Long Treasury Bond      (339)     Sept-2008           82
                                                      -------
                                                      $(2,493)
                                                      =======

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2008, is as follows:

                                                       Unrealized
                     Currency            Currency     Appreciation
Settlement          to Deliver          to Receive   (Depreciation)
Date               (Thousands)         (Thousands)    ($ Thousands)
----------         -----------         -----------   --------------
8/5/08       EUR      20,545     USD        32,501       $ 196
8/5/08       GBP       6,740     USD        13,268        (105)
8/5/08       USD      19,323     JPY     1,981,542        (588)
                                                         -----
                                                         $(497)
                                                         =====

A summary of outstanding swap agreements held by the Fund at June 30, 2008, is as follows:

                              Credit Default Swaps

                                                                                                                           Net
                                                                                                                       Unrealized
                                                                               (Pays)/                   Notional     Appreciation
                                                                  Buy/Sell    Receives   Termination      Amount     (Depreciation)
Counterparty      Reference Entity/Obligation                    Protection     Rate         Date      (Thousands)    ($Thousands)
------------      --------------------------------------------   ----------   --------   -----------   -----------   --------------

Deutsche Bank     Countrywide Financial 6.0% 01/24/18               Sell        5.00       12/20/08        4,500         $   220
Merrill Lynch     ABX.HE.BBB 07-2 Index                             Sell        5.00       01/25/38        1,750            (652)
Citigroup         ABX.HE.AA 07-2 Index                              Sell        1.92       01/25/38        3,560          (2,755)
Citigroup         ABX.HE.AA 07-2 Index                              Sell        1.92       01/25/38        1,435          (1,157)
Lehman Brothers   ABX.HE.BBB 07-2 Index                             Sell        5.00       01/25/38        2,250            (852)
Citigroup         ABX.HE.AA 07-2 Index                              Sell        1.92       01/25/38          140            (114)
Lehman Brothers   ABX.HE.AA 07-2 Index                              Sell        1.92       01/25/38        1,435            (497)
Lehman Brothers   ABX.HE.AA 07-2 Index                              Sell        1.92       01/25/38        1,500            (406)
Barclays          ABX.HE.AAA 07-2 Index                             Sell        0.76       01/25/38        4,500            (313)
Lehman Brothers   ABX.HE.AA 07-1 Index                              Sell        0.15       05/25/46        6,000          (1,486)
Lehman Brothers   ABX.HE.AAA 07-2 Index                             Sell        0.76       01/25/38        4,250            (545)
Lehman Brothers   ABX.HE.AAA 07-1                                   Sell        0.09       08/25/37        3,000            (411)
Lehman Brothers   CDS-W ABX-HE-AAA 07-2                             Sell        0.76       01/25/38        2,000            (221)
Morgan Stanley    ABX.HE.AAA 07-2                                   Sell        0.76       01/25/38        2,000            (176)
Morgan Stanley    ABX.HE.AAA 07-2                                   Sell        0.76       01/25/38        1,000             (83)
Lehman Brothers   ABS CDS-W ABX-HE-AAA 07-1                         Sell        0.09       08/25/37        2,500            (234)
Lehman Brothers   ABS CDS-W ABX-HE-AAA 07-2                         Sell        0.76       01/25/38        1,000             (82)
Morgan Stanley    ABS CDS-W ABX-HE-AAA 07-1                         Sell        0.09       08/25/37        1,700               4
Citigroup         ABX.HE.AA 07-1 Index                              Sell        0.15       08/25/37          975            (704)
Lehman Brothers   ABX.HE.AA 07-2 Index                              Sell        1.92       01/25/38        1,435            (487)
Lehman Brothers   ABX.HE.AA 07-1 Index                              Sell        0.15       05/25/46        3,015            (557)

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                                                                                           Net
                                                                                                                       Unrealized
                                                                               (Pays)/                   Notional     Appreciation
                                                                  Buy/Sell    Receives   Termination      Amount     (Depreciation)
Counterparty               Reference Entity/Obligation           Protection     Rate         Date      (Thousands)    ($Thousands)
------------      --------------------------------------------   ----------   --------   -----------   -----------   --------------
Lehman Brothers   ABX.HE.AA 07-1 Index                              Sell         0.15%     05/25/46        1,510        $   (223)
Citigroup         ABX.HE.AA 07-2 Index                              Sell         1.92      01/25/38        1,010            (789)
J.P. Morgan       ABX.HE.AA 07-2 Index                              Sell         1.92      01/25/38          985            (722)
Citigroup         ABX.HE.AA 07-1 Index                              Sell         0.15      08/25/37          985            (668)
Barclays          ABX.HE.AA 07-1 Index                              Sell         0.15      08/25/37        1,035            (696)
Citigroup         ABX.HE.AA 07-2 Index                              Sell         1.92      01/25/38        1,475          (1,065)
Lehman Brothers   ABX.HE.BBB 07-2 Index                             Sell         5.00      01/25/38        1,665            (501)
J.P. Morgan       ABX.HE.AA 07-2 Index                              Sell         1.92      01/25/38        1,960          (1,341)
Citigroup         ABX.HE.AA 07-2 Index                              Sell         1.92      01/25/38          980            (672)
Citigroup         ABX.HE.AA 07-2 Index                              Sell         1.92      01/25/38        5,500          (3,657)
J.P. Morgan       ABX.HE.AA 07-2 Index                              Sell         1.92      01/25/38        3,435          (2,238)
Lehman Brothers   ABX.HE.BBB 07-2 Index                             Sell         5.00      01/25/38        3,335            (967)
Citigroup         ABX.HE.AA 07-2 Index                              Sell         1.92      01/25/38        1,840          (1,169)
Citigroup         ABX.HE.AAA 07-1 Index                             Sell         0.09      08/25/37        5,795          (1,922)
Lehman Brothers   ABX.HE.AA 07-2 Index                              Sell         1.92      01/25/38        1,435            (576)
Lehman Brothers   ABX.HE.AA 07-2 Index                              Sell         1.92      01/25/38         ,435            (418)
Citigroup         Darden Restaurants, 7.125% 02/01/2016             Buy         (2.40)     03/20/15          800             (32)
Deutsche Bank     Pulte Homes, 5.25% 01/15/2014                     Buy         (4.00)     03/20/15        1,500             (58)
Deutsche Bank     Pulte Homes, 5.25% 01/15/2014                     Buy         (4.62)     03/20/13        1,500             (66)
Deutsche Bank     Darden Restaurants, 7.125% 02/01/2016             Buy         (2.25)     03/20/13          400             (11)
Morgan Stanley    Darden Restaurants, 7.125% 02/01/2016             Buy         (2.25)     03/20/13          400             (11)
J.P. Morgan       Safeway Inc. 786514Bf5 5.8%, 08/15/2012           Buy         (0.64)     03/20/13        3,500              (6)
Goldman Sachs     Borgwarner Inc 099724Ab2 6.5%, 02/15/2009         Buy         (0.66)     03/20/13        4,250               7
Bank of America   Lowes Comp. Inc. 548661Ca3 8.25%, 06/01/2010      Buy         (0.95)     03/20/13        3,000             (43)
Goldman Sachs     Borgwarner Inc 099724Ab2 6.5%, 02/15/2009         Buy         (0.80)     03/20/13        2,250             (10)
Bank of America   Southwest Airlines, 6.50%, 03/01/2012             Buy         (1.40)     06/20/13        1,500              34
Bank of America   CDBACSC_0613T0                                    Buy         (0.65)     06/20/13        4,000              10
Bank of America   CDBALZ__0913T0                                    Buy         (0.81)     09/20/13        1,250               8
Goldman Sachs     CDGSWHR_0913T0                                    Buy         (1.02)     09/20/13        1,500              15
Bank of America   CDBALOW_0913T0                                    Buy         (0.60)     09/20/13        3,250               8
Goldman Sachs     CDGSBUD_0913T0                                    Buy         (1.08)     09/20/13        2,000               3
Barclays          CDBRBUD_0913T0                                    Buy         (1.08)     09/20/13        2,500               4
Bank of America   Safeway Inc. 5.80%, 08/15/2012                    Buy         (0.59)     03/20/13        3,750               2
Bank of America   Darden Restaurants, 7.125%, 02/01/2016            Buy         (0.45)     12/20/11        2,250              71
J.P. Morgan       Autozone Inc., 5.875%, 10/15/20                   Buy         (0.46)     12/20/11        2,125              20
J.P. Morgan       Nucor Copr., 4.875%, 10/01/2012                   Buy         (0.22)     12/20/11        2,125              12
Bank of America   Gap Inc, 8.80%, 12/15/2008                        Buy         (1.18)     12/20/11        2,125             (29)
Bank of America   Meadwestvaco., 6.85%, 04/01/2012                  Buy         (0.48)     12/20/11        2,250             109
Bank of America   Nucor, 4.875%, 10/01/2012                         Buy         (0.22)     12/20/11        2,125              12
Bank of America   TJX Companies, 7.45%, 12/15/2009                  Buy         (0.19)     12/20/11        2,250              15
J.P. Morgan       Black & Decker, 7.125%, 06/01/2011                Buy         (0.55)     12/20/11        2,125              37
J.P. Morgan       Gap Inc, 8.80%, 12/15/2008                        Buy         (1.18)     12/20/11        2,250             (31)
J.P. Morgan       Hasbro Inc, 2.75%, 12/01/2021                     Buy         (0.39)     12/20/11        2,250              29
Bank of America   Black & Decker Corp, 7.125%, 06/01/2011           Buy         (0.55)     12/20/11        2,125              37
Bank of America   The Limited Inc., 6.125%, 12/01/2012              Buy         (0.48)     12/20/11        2,250             143
J.P. Morgan       Jones Apparel Group., 5.125%, 11/15/2014          Buy         (0.77)     12/20/11        2,250             181
J.P. Morgan       Southwest Airlines Co., 6.50%, 03/01/2012         Buy         (0.27)     12/20/11        2,250              95
J.P. Morgan       Lubrizol Corp., 7.25%, 06/15/2035                 Buy         (0.45)     12/20/11        2,125              22
J.P. Morgan       PPG Industries Inc., 7.05%, 08/15/2009            Buy         (0.20)     12/20/11        2,250              39
J.P. Morgan       Whirlpool Corp., 7.75%, 07/15/2016                Buy         (0.34)     12/20/11        2,250              50
Merrill Lynch     Lowes Companies Inc., 8.25%, 06/01/2010           Buy         (0.13)     12/20/11        2,250              28
Merrill Lynch     Southwest Airlines, 6.50%, 03/01/2012             Buy         (0.27)     12/20/11        2,125              90
Merrill Lynch     Lubrizol, 7.25%, 06/15/2025                       Buy         (0.45)     12/20/11        2,125              22
Merrill Lynch     MDC Holdings, 5.50%, 05/15/2013                   Buy         (0.90)     12/20/11        2,250              69
Merrill Lynch     Donnelley (R.R.) & Sons, 4.95%, 04/01/2014        Buy         (0.69)     12/20/11        2,250              49
Bank of America   Pitney Bowes, 4.625%, 10/01/2012                  Buy         (0.14)     12/20/11        4,500              65
Bank of America   Autozone, 5.875%, 10/15/20                        Buy         (0.44)     12/20/11        2,125              21
Bank of America   Masco, 5.875%, 07/15/2012                         Buy         (0.73)     12/20/13        2,250             196
J.P. Morgan       Dow Chemical., 6.00%, 10/01/2012                  Buy         (0.26)     12/20/13        2,125              61
Bank of America   MGIC Investment, 6.00%, 11/01/2015                Buy         (0.35)     12/20/13        2,125             597
Bank of America   PMI Group, 6.00%, 09/15/2016                      Buy         (0.35)     12/20/13        2,125             711
Bank of America   Radian Group, 7.75%, 06/01/2011                   Buy         (0.35)     12/20/13        2,125           1,037
J.P. Morgan       Nordstrom Inc., 6.95%, 03/15/2028                 Buy         (0.28)     12/20/13        2,125              85
J.P. Morgan       MGIC Investment Corp, 6.00%, 11/01/2015           Buy         (0.35)     12/20/13        2,125             711
J.P. Morgan       PMI Group Inc., 6.00%, 09/15/2016                 Buy         (0.35)     12/20/13        2,125             597
J.P. Morgan       Radian Group Inc., 7.75%, 06/01/2011              Buy         (0.35)     12/20/13        2,250              12
Merrill Lynch     Nordstrom Inc., 6.95%, 03/15/2028                 Buy         (0.28)     12/20/13        2,125              85
Bank of America   Johnson Controls Inc., 7.125%, 07/15/2017         Buy         (0.39)     12/20/13        2,125              67
Bank of America   Alcan Inc., 4.875%, 09/15/2012                    Buy         (0.35)     12/20/13        2,125               4
Bank of America   Johnson Controls Inc., 7.125%, 07/15/2017         Buy         (0.39)     12/20/13        2,125              70
Merrill Lynch     Dow Chemical Inc., 6.00%, 10/01/2012              Buy         (0.25)     12/20/13        2,125              62
J.P. Morgan       Carnival Corp., 6.65%, 1/15/2028                  Buy         (0.22)      6/20/12        1,600              64
Bank of America   Campbell Soup Co., 4.875, 10/01/2013              Buy         (0.20)      6/20/14        2,775              20
Merrill Lynch     Weyerhaeuser Company, 6.75%, 03/15/2012           Buy         (0.45)      3/20/12        2,125             110

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
June 30, 2008

                                                                                                                           Net
                                                                                                                       Unrealized
                                                                               (Pays)/                   Notional     Appreciation
                                                                  Buy/Sell    Receives   Termination      Amount     (Depreciation)
Counterparty               Reference Entity/Obligation           Protection     Rate         Date      (Thousands)    ($Thousands)
------------      --------------------------------------------   ----------   --------   -----------   -----------   --------------
Bank of America   Alcan Inc., 4.875%, 9/15/2012                     Buy        (0.32)%      3/20/14        1,800        $      7
Goldman Sachs     Centurytel Inc 6.0% 04/01/2017                    Buy        (1.10)       3/20/13        4,500             122
Goldman Sachs     Motorolainc 6.50% 09/01/2025                      Buy        (1.93)       3/20/13        1,200              43
Merrill Lynch     Kroger Co. 5.5%, 02/01/2013                       Buy        (0.64)       3/20/13        4,500               1
Merrill Lynch     Toll Brothers, 6.875% 11/15/2012                  Buy        (2.83)      12/20/12        1,435               6
J.P. Morgan       Morgan Stanley, 6.60% 04/01/2012                  Buy        (0.91)      12/20/12        6,200             281
J.P. Morgan       Goldman Sachs Group, 12/20/2012                   Buy        (0.74)      12/20/12        6,400             151
Barclays          Goldman Sachs Group, 12/20/2012                   Buy        (0.75)      12/20/12          200               5
Barclays          Lehman Brothers Holdings, 12/20/2017              Buy        (1.16)      12/20/14        4,695             340
Merrill Lynch     Centex, 5.25% 06/15/2015                          Buy        (3.56)      12/20/12        1,350              50
Merrill Lynch     Toll Brothers, 6.875% 11/15/2012                  Buy        (2.83)      12/20/12        2,450              14
Merrill Lynch     Centex, 5.25% 06/15/2015                          Buy        (3.65)      12/20/12          925              32
Citigroup         Pulte Homes, 5.25% 01/15/2014                     Buy        (3.88)      12/20/12        2,200             (31)
Citigroup         Pulte Homes, 5.25% 11/15/2014                     Buy        (3.91)      12/20/12        1,150             (18)
Citigroup         Ambac Credassurance, 12/20/2012                   Buy        (2.83)      12/20/12        1,000               4
J.P. Morgan       Ambac Assurance, 12/20/2012                       Buy        (0.75)      12/20/12        6,250           2,731
Goldman Sachs     CDX.NA.IG 9 INDEX                                 Sell        2.40       12/20/12        8,250             (91)
Bank of America   CDX.NA.IG 9 INDEX                                 Sell        0.60       12/20/12        4,500             (68)
Goldman Sachs     CDX.NA.IG 9 Index                                 Sell        0.60       12/20/12       32,375            (670)
                                                                                                                        --------
                                                                                                                        $(20,724)
                                                                                                                        ========

                               Total Return Swaps

                                                                                                                          Net
                                                                                                           Notional     Unrealized
                     Reference Entity/                                                     Termination      Amount     Depreciation
Counterparty             Obligation            Fund pays             Fund Receives             Date      (Thousands)   ($Thousands)
------------      -----------------------   ---------------   --------------------------   -----------   -----------   ------------
Wachovia          BAS AAA 10YR CMBS Daily   Negative Spread   Initial Index Spread Minus     07/31/08       10,000       $  (360)
                  Index                     Return            65 BPS
Bank of America   BAS AAA 10YR CMBS Daily   Negative Spread   Initial Index Spread Minus     07/31/08       10,000          (360)
                  Index                     Return            35 BPS
Wachovia          BAS AAA 10YR CMBS Daily   Negative Spread   Initial Index Spread Minus     07/01/08       20,000          (696)
                  Index                     Return            25 BPS
Bank of America   BAS AAA 10YR CMBS Daily   Negative Spread   Initial Index Spread Minus     10/31/08       20,000          (719)
                  Index                     Return            10 BPS
                                                                                                                         -------
                                                                                                                         $(2,135)
                                                                                                                         =======

                               Interest Rate Swaps

                                                                                             Net
                                                                                          Unrealized
                                                                            Notional     Appreciation
                                             Fund     Termination            Amount     (Depreciation)
Counterparty             Fund pays         Receives       Date            (Thousands)    ($Thousands)
------------      ----------------------   --------   -----------         -----------   --------------
Deutsche Bank     3-MONTH EURIBOR            4.40%      05/31/12              9,091        $   100
Deutsche Bank     6-month EURIBOR            4.44%      04/14/18    EUR      11,300            828
Deutsche Bank     6-month EURIBOR            4.25%      04/14/10    EUR      54,500         (1,569)
Deutsche Bank     6-MONTH EURIBOR            4.46%      05/12/10    EUR       4,300           (102)
Merrill Lynch     3-MONTH LIBOR              3.40%      02/26/13              4,556           (119)
Merrill Lynch     3-MONTH LIBOR              3.71%      02/22/13              9,086           (108)
Lehman Brothers   5Y5Y SWAPTION STRADDLE     4.52%      05/24/17              5,110            299
Lehman Brothers   5Y5Y SWAPTION STRADDLE     4.65%      05/18/17              9,000            453
Merrill Lynch     5Y5Y SWAPTION STRADDLE     5.00%      10/18/17              2,370             25
Merrill Lynch     5Y5Y SWAPTION STRADDLE     5.03%      10/16/17              2,370             20
Lehman Brothers   5Y5Y SWAPTION STRADDLE     5.05%      10/16/17              2,370             55
Lehman Brothers   3-MONTH LIBOR              7.16%      05/25/22              4,500             (3)
Lehman Brothers   3-MONTH LIBOR              7.88%      06/04/22              3,130            (85)
Lehman Brothers   3-MONTH LIBOR              4.17%      06/03/11             51,250            (90)
Lehman Brothers   3-MONTH LIBOR              4.93%      06/03/19             12,480            (14)
Lehman Brothers   3-MONTH LIBOR              4.97%      06/11/19              5,550            (22)
Lehman Brothers   3-MONTH LIBOR              4.38%      06/11/11             22,780             42
Morgan Stanley    3-MONTH LIBOR              4.48%      06/13/11             17,120             61
Morgan Stanley    3-MONTH LIBOR              5.04%      06/13/19              4,170            (37)
Morgan Stanley    3-MONTH LIBOR              4.75%      06/17/11             22,780            193
Morgan Stanley    3-MONTH LIBOR              5.20%      06/17/19              5,550           (118)
Citi              3-MONTH LIBOR              4.97%      06/11/19              9,250            (37)
Citi              3-MONTH LIBOR              4.21%      06/11/11             37,970            (53)
Citi              3-MONTH LIBOR              4.23%      06/10/11             22,780            (21)
Citi              3-MONTH LIBOR              5.06%      06/10/19              5,550            (60)
Merrill Lynch     3-MONTH LIBOR              3.95%      12/15/10             21,760            115
Citi              3-MONTH LIBOR              4.04%      12/15/10              7,360             54
                                                                                           -------
                                                                                           $  (193)
                                                                                           =======

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
CORPORATE OBLIGATIONS -- 81.5%
CONSUMER DISCRETIONARY -- 22.1%
   Adelphia Communications (Escrow Security)
      10.250%, 06/15/11                            $         150   $          13
      7.750%, 01/15/09                                       225              18
   Adelphia Communications, Ser B PIK
    (Escrow Security)
      9.500%, 02/15/04 (I)                                    25               2
   American Greetings
      7.375%, 06/01/16                                       600             585
   Amscan Holdings
      8.750%, 05/01/14                                     1,185           1,055
   ArvinMeritor
      8.750%, 03/01/12 (A)                                 2,165           1,905
   Asbury Automotive Group
      7.625%, 03/15/17                                       150             121
   Ashtead Capital
      9.000%, 08/15/16 (A) (B)                             2,985           2,627
   Ashtead Holdings PLC
      8.625%, 08/01/15 (A) (B)                               225             196
   AutoNation
      4.713%, 07/15/08 (C)                                   930             786
   Avis Budget Car Rental
      7.750%, 05/15/16                                       125              96
      5.176%, 08/15/08 (A) (C)                               965             748
   Bausch & Lomb
      9.875%, 11/01/15 (A) (B)                               475             477
   Beazer Homes USA
      8.625%, 05/15/11                                       270             232
      6.875%, 07/15/15 (A)                                 2,155           1,541
   Blockbuster
      9.000%, 09/01/12 (A)                                 2,275           1,860
   Bonten Media Acquisition PIK
      9.000%, 06/01/15 (B)                                   275             201
   Boyd Gaming
      7.125%, 02/01/16                                     2,095           1,545
      6.750%, 04/15/14 (A)                                 2,975           2,291
   Broder Brothers, Ser B
      11.250%, 10/15/10 (A)                                1,260             854
   Brown Shoe
      8.750%, 05/01/12                                     1,100           1,095
   Burlington Coat Factory Warehouse
      11.125%, 04/15/14 (A)                                1,025             830
   Cablevision Systems, Ser B
      8.000%, 04/15/12 (A)                                 2,175           2,055
      7.133%, 10/03/08 (A) (C)                             1,885           1,885
   Caesars Entertainment
      7.875%, 03/15/10 (A)                                 1,850           1,684
   Carrols
      9.000%, 01/15/13 (A)                                 1,245           1,083
   CCH I Holdings LLC
      25.370%, 05/15/14 (A) (D)                              150              92
      11.125%, 01/15/14 (A)                                  800             456
      11.000%, 10/01/15                                      175             129
      11.000%, 10/01/15 (A)                                6,271           4,647
      10.000%, 05/15/14 (A)                                  300             168
      9.920%, 04/01/14 (A)                                   350             196

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   CCH II LLC
      10.250%, 09/15/10                            $       3,810   $       3,686
   CCO Holdings LLC
      8.750%, 11/15/13                                     3,275           3,013
   Charter Communications Operating
      8.000%, 04/30/12 (B)                                   175             165
   Choctaw Resort Development
    Enterprise
      7.250%, 11/15/19 (B)                                 1,032             867
   Cinemark
      11.693%, 03/15/09 (D)                                  450             428
   Claire's Stores
      10.500%, 06/01/17 (A)                                  975             397
      9.625%, 06/01/15 (A)                                 2,260             961
      9.250%, 06/01/15 (A)                                 1,200             624
   Community Health Systems
      8.875%, 07/15/15                                     4,395           4,422
   Cooper-Standard Automotive
      8.375%, 12/15/14                                       675             496
   Couche-Tard US
      7.500%, 12/15/13                                     3,308           3,266
   CSC Holdings
      7.250%, 07/15/08                                     4,450           4,449
   CSC Holdings, Ser B
      8.125%, 08/15/09                                       275             277
   Dana
      7.000%, 03/01/29                                       850              55
      7.000%, 03/15/28                                       200              13
      6.500%, 03/01/09                                       350              23
   Delphi
      7.125%, 05/01/29 (E)                                 1,050             221
      6.500%, 05/01/09 (A) (E)                             1,675             356
   Dex Media
      9.759%, 11/15/13 (A) (D)                             3,680           2,631
      8.000%, 11/15/13 (A)                                   250             183
   Dex Media West, Ser B
      9.875%, 08/15/13                                     4,725           4,252
      8.500%, 08/15/10                                     2,825           2,790
   DirecTV Holdings
      8.375%, 03/15/13                                     1,815           1,869
      7.625%, 05/15/16 (B)                                   525             517
      6.375%, 06/15/15                                     5,045           4,729
   Echostar DBS
      7.750%, 05/31/15 (B)                                 3,505           3,409
      7.125%, 02/01/16                                     4,284           3,951
      7.000%, 10/01/13                                     1,435           1,367
      6.625%, 10/01/14                                     1,025             948
      5.750%, 10/01/08                                     4,055           4,054
   El Dorado Casino Shreveport PIK
      10.000%, 08/01/12 (A)                                1,193           1,184
   Eye Care Centers of America
      10.750%, 02/15/15                                      700             725
   Fontainebleau Las Vegas Holdings
      10.250%, 06/15/15 (A) (B)                            4,150           2,698
   Ford Motor
      9.215%, 09/15/21                                       350             235
      8.900%, 01/15/32                                       900             576
      8.875%, 01/15/22                                        50              32
      6.500%, 08/01/18 (A)                                 2,610           1,514

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   GameStop
      8.000%, 10/01/12                             $         800   $         816
   General Motors
      8.375%, 07/15/33 (A)                                 4,366           2,587
      8.250%, 07/15/23                                     5,575           3,246
      7.700%, 04/15/16                                     1,562             949
      7.125%, 07/15/13 (A)                                 2,855           1,813
   General Motors Nova Scotia Finance
      6.850%, 10/15/08                                     4,350           4,208
   General Nutrition Centers PIK
      7.199%, 09/15/08 (C)                                   575             486
   Goodyear Tire & Rubber
      9.000%, 07/01/15                                       160             160
      8.625%, 12/01/11                                       837             845
      7.857%, 08/15/11                                     1,200           1,193
   Great Canadian Gaming
      7.250%, 02/15/15 (B)                                   300             291
   Group 1 Automotive
      8.250%, 08/15/13                                       525             491
   Hanesbrands, Ser B
      6.508%, 12/15/08 (C)                                 3,700           3,441
   Harrah's Operating
      10.750%, 02/01/16 (A) (B)                            6,755           5,606
      8.000%, 02/01/11                                       675             552
      5.500%, 07/01/10                                       100              89
   Herbst Gaming
      8.125%, 06/01/12 (E)                                 1,050             163
      7.000%, 11/15/14 (A) (E)                             1,000             155
   Hertz
      10.500%, 01/01/16 (A)                                1,950           1,775
      8.875%, 01/01/14                                     2,985           2,731
   Idearc
      8.000%, 11/15/16                                     1,580             993
   Indianapolis Downs & Capital
      11.000%, 11/01/12 (B)                                1,500           1,365
   Inn of the Mountain Gods Resort &
    Casino
      12.000%, 11/15/10 (A)                                  275             237
   Isle of Capri Casinos
      7.000%, 03/01/14 (A)                                   428             302
   Jarden
      7.500%, 05/01/17 (A)                                 4,765           4,145
   Jo-Ann Stores
      7.500%, 03/01/12                                       375             349
   Lamar Media
      7.250%, 01/01/13                                     3,025           2,908
      6.625%, 08/15/15                                       475             432
      6.625%, 08/15/15 (A)                                 2,200           2,002
   Lamar Media, Ser B
      6.625%, 08/15/15                                        25              23
   Laureate Education
      10.000%, 08/15/15 (B)                                  525             486
   LBI Media
      9.220%, 10/15/13 (D)                                   675             554
   Leslie's Poolmart
      7.750%, 02/01/13                                       550             514

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   LIN Television
      6.500%, 05/15/13 (A)                         $       2,500   $       2,288
      6.500%, 05/15/13                                     1,100           1,007
   Majestic Holdings LLC
      12.500%, 10/15/11 (B) (D)                               50               1
   Majestic Star Casino
      9.750%, 01/15/11 (A)                                   375             113
   Mandalay Resort Group
      9.375%, 02/15/10                                       575             575
   Mediacom LLC
      9.500%, 01/15/13                                     2,151           2,027
   Mediacom Broadband LLC
      8.500%, 10/15/15                                     1,675           1,497
   MediMedia USA
      11.375%, 11/15/14 (A) (B)                              775             775
   Meritage Homes
      7.000%, 05/01/14                                        75              61
   MGM Mirage
      8.375%, 02/01/11                                     1,500           1,448
      7.500%, 06/01/16                                     5,325           4,379
      6.875%, 04/01/16                                     3,010           2,423
      6.750%, 09/01/12                                     1,000             898
      6.750%, 04/01/13                                     2,450           2,113
      5.875%, 02/27/14                                     1,485           1,203
   Michaels Stores
      11.375%, 11/01/16                                      150             119
      10.000%, 11/01/14 (A)                                  775             671
   Mohegan Tribal Gaming Authority
      8.000%, 04/01/12 (A)                                    75              69
      6.875%, 02/15/15 (A)                                 1,025             810
      6.125%, 02/15/13                                       325             296
   Neff
      10.000%, 06/01/15 (A)                                  800             304
   Neiman-Marcus Group
      10.375%, 10/15/15                                      125             125
   Neiman-Marcus Group PIK
      9.000%, 10/15/15                                     2,720           2,686
   New World Gaming
      8.188%, 06/18/14                                     1,225           1,074
   Nexstar Broadcasting
      7.000%, 01/15/14                                     2,800           2,436
   NPC International
      9.500%, 05/01/14 (A)                                   325             281
   OSI Restaurant Partners
      10.000%, 06/15/15 (B)                                  525             340
   Penhall International
      12.000%, 08/01/14 (B)                                1,850           1,388
   Penn National Gaming
      6.875%, 12/01/11                                        75              75
      6.750%, 03/01/15                                     3,460           3,356
   Penske Auto Group
      7.750%, 12/15/16                                     2,000           1,750
   Perry Ellis International, Ser B
      8.875%, 09/15/13                                     1,326           1,246
   Phillips-Van Heusen
      8.125%, 05/01/13                                       475             480
   Pokagon Gaming Authority
      10.375%, 06/15/14 (B)                                  125             134

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Quebecor Media
      7.750%, 03/15/16 (B)                         $       5,510   $       5,123
      7.750%, 03/15/16                                     1,075           1,000
   Rent-A-Center, Ser B
      7.500%, 05/01/10 (A)                                 2,925           2,829
   Rental Services
      9.500%, 12/01/14 (A)                                 4,355           3,636
   RH Donnelley
      11.750%, 05/15/15 (B)                                1,126           1,033
      8.875%, 10/15/17 (A) (B)                             7,350           4,374
      6.875%, 01/15/13                                       375             223
   RH Donnelley, Ser A-1
      6.875%, 01/15/13                                     1,775           1,056
   RH Donnelley, Ser A-2
      6.875%, 01/15/13 (A)                                   250             149
   RH Donnelley, Ser A-3
      8.875%, 01/15/16                                       375             225
   RJ Tower
      12.000%, 06/01/13 (A) (E)                              172               3
   Sally Holdings LLC
      10.500%, 11/15/16 (A)                                  415             395
      9.250%, 11/15/14 (A)                                 2,950           2,832
   Sbarro
      10.375%, 02/01/15 (A)                                  175             150
   Sealy Mattress
      8.250%, 06/15/14 (A)                                 4,176           3,424
   Seneca Gaming
      7.250%, 05/01/12                                       125             117
   Service International
      7.375%, 10/01/14                                     1,527           1,526
      7.000%, 06/15/17                                     1,155           1,103
      6.750%, 04/01/15                                     1,440           1,372
      6.750%, 04/01/16                                     1,075           1,019
   SGS International
      12.000%, 12/15/13                                    1,875           1,720
   Shingle Springs Tribal Gaming
     Authority
      9.375%, 06/15/15 (A) (B)                               600             488
   Simmons
      13.043%, 12/15/14 (D)                                5,625           4,133
      7.875%, 01/15/14                                     1,200           1,032
   Sinclair Broadcast Group
      4.875%, 07/15/18 (B) (D)                               450             404
   Six Flags
      9.625%, 06/01/14 (A)                                   725             402
   Sonic Automotive, Ser B
      8.625%, 08/15/13                                     2,145           1,984
   Stanadyne Holdings
      9.940%, 08/15/09 (D)                                 1,575           1,197
   Stanadyne, Ser 1
      10.000%, 08/15/14                                      450             437
   Station Casinos
      6.875%, 03/01/16                                     1,000             546
      6.625%, 03/15/18                                     2,050           1,097
   Steinway Musical Instruments
      7.000%, 03/01/14 (B)                                 5,170           4,731

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Stewart Enterprises
      6.250%, 02/15/13                             $       1,005   $         955
   Sun Media
      7.625%, 02/15/13                                     1,110           1,074
   Tenneco
      8.625%, 11/15/14 (A)                                 4,256           3,755
      8.125%, 11/15/15 (A) (B)                               245             222
   Toll
      8.250%, 12/01/11                                       175             169
      8.250%, 02/01/11                                       700             679
   Town Sports International
      3.477%, 02/01/14 (D)                                 1,092           1,021
   Travelport LLC
      11.875%, 09/01/16 (A)                                4,765           3,907
      7.307%, 09/02/08 (C)                                 2,371           1,897
   Tribune
      4.875%, 08/15/10 (A)                                   200             134
   TRW Automotive
      7.250%, 03/15/17 (B)                                 3,465           2,911
      7.000%, 03/15/14 (B)                                 1,885           1,635
   United Components
      9.375%, 06/15/13                                     1,290           1,206
   United Rentals North America
      7.750%, 11/15/13                                       125             100
      7.750%, 11/15/13                                       500             400
      7.000%, 02/15/14                                     1,325           1,027
      6.500%, 02/15/12                                     1,805           1,625
   Universal City Florida Holding I
      8.375%, 05/01/10                                       100              99
      7.623%, 08/01/08 (C)                                 1,247           1,203
   Univision Communications PIK
      9.750%, 03/15/15 (A) (B)                             1,675           1,231
   Vail Resorts
      6.750%, 02/15/14                                     2,880           2,722
   Vicorp Restaurants
      10.500%, 04/15/11 (E)                                  426              70
   Videotron
      9.125%, 04/15/18 (B)                                 1,130           1,181
      6.875%, 01/15/14                                     4,670           4,506
      6.375%, 12/15/15                                        25              23
   Visant Holding
      11.554%, 12/01/13 (D)                                5,995           5,814
      8.750%, 12/01/13                                       795             779
      7.625%, 10/01/12                                       500             491
   Visteon
      12.250%, 12/31/16 (B)                                  109              87
      8.250%, 08/01/10 (A)                                    43              38
      7.000%, 03/10/14                                        25              14
   WMG Acquisition
      7.375%, 04/15/14                                       335             278
   Wynn Las Vegas Capital
      6.625%, 12/01/14                                     3,716           3,400
                                                                   -------------
                                                                         271,624
                                                                   -------------

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
CONSUMER STAPLES -- 3.0%
   B & G Foods
      8.000%, 10/01/11                             $         525   $         516
   Chiquita Brands International
      8.875%, 12/01/15 (A)                                 1,095             958
   Constellation Brands
      8.375%, 12/15/14                                       730             739
      7.250%, 09/01/16                                     4,740           4,455
      7.250%, 05/15/17                                     4,100           3,834
   Del Monte
      6.750%, 02/15/15                                     2,565           2,443
   Dole Food
      7.250%, 06/15/10 (A)                                 1,475           1,335
   Elizabeth Arden
      7.750%, 01/15/14                                     1,500           1,406
   Fleming
      10.125%, 04/01/08 (E)                                1,025              31
      9.250%, 06/15/10 (E)                                   183               5
   Merisant
      9.500%, 07/15/13                                     2,000           1,500
   Merisant Worldwide
      8.666%, 05/15/14 (D)                                 1,075             215
   Michael Foods
      8.000%, 11/15/13                                     2,765           2,723
   National Beef Packing
      10.500%, 08/01/11                                    1,652           1,512
   NBTY
      7.125%, 10/01/15                                     3,026           2,890
   Pantry
      7.750%, 02/15/14                                     3,200           2,400
   Rite Aid
      10.375%, 07/15/16                                      925             838
      9.500%, 06/15/17 (A)                                 4,380           2,891
      9.375%, 12/15/15                                       975             653
      9.250%, 06/01/13                                       775             760
      8.625%, 03/01/15                                       725             480
      7.700%, 02/15/27 (A)                                   150              78
      7.500%, 03/01/17                                       940             759
      6.875%, 12/15/28 (A)                                   375             189
      6.875%, 08/15/13 (A)                                   100              60
   Spectrum Brands
      7.375%, 02/01/15 (A)                                 1,733           1,092
   SuperValu
      7.500%, 11/15/14                                     1,425           1,427
                                                                   -------------
                                                                          36,189
                                                                   -------------
ENERGY -- 11.4%
   Allis-Chalmers Energy
      9.000%, 01/15/14                                     4,942           4,781
      8.500%, 03/01/17                                       450             416
   Arch Western Finance
      6.750%, 07/01/13                                     6,970           6,832
   Atlas Energy Resources
      10.750%, 02/01/18 (B)                                1,300           1,352
   Atlas Pipeline Partners
      8.125%, 12/15/15 (A)                                   375             368
   Aventine Renewable Energy Holdings
      10.000%, 04/01/17                                    2,800           1,736
   Baytex Energy
      9.625%, 07/15/10                                       350             357
   Brigham Exploration
      9.625%, 05/01/14                                       850             833

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Calfrac Holdings
      7.750%, 02/15/15 (B)                         $       2,850   $       2,750
   Chaparral Energy
      8.875%, 02/01/17                                     2,015           1,748
      8.500%, 12/01/15                                     1,887           1,637
   Chesapeake Energy
      7.750%, 01/15/15                                     1,850           1,919
      7.625%, 07/15/13                                       475             476
      7.500%, 09/15/13                                     1,100           1,100
      7.500%, 06/15/14 (A)                                   956             949
      7.250%, 12/15/18                                     1,650           1,605
      7.000%, 08/15/14                                     1,099           1,077
      6.875%, 01/15/16                                     2,408           2,324
      6.500%, 08/15/17                                     2,735           2,557
   Cie Generale de Geophysique-Veritas
      7.750%, 05/15/17                                       250             250
      7.500%, 05/15/15                                       425             424
   Cimarex Energy
      7.125%, 05/01/17                                     1,650           1,621
   Colorado Interstate Gas
      6.800%, 11/15/15                                        88              90
   Compton Petroleum Finance
      7.625%, 12/01/13                                       375             368
   Connacher Oil and Gas
      10.250%, 12/15/15 (B)                                  250             264
   Copano Energy
      7.750%, 06/01/18 (B)                                 4,215           4,110
   Denbury Resources
      7.500%, 04/01/13                                     2,940           2,933
      7.500%, 12/15/15                                     2,380           2,368
   Dynegy Holdings
      8.375%, 05/01/16                                     1,600           1,552
      7.750%, 06/01/19 (A)                                 3,175           2,889
      7.500%, 06/01/15                                     3,315           3,058
   El Paso MTN
      8.050%, 10/15/30                                       375             383
      7.875%, 06/15/12 (A)                                 1,445           1,504
      7.800%, 08/01/31                                     1,050           1,057
      7.750%, 01/15/32 (A)                                   600             601
      7.420%, 02/15/37                                     1,225           1,174
      7.250%, 06/01/18                                     3,015           2,970
      7.000%, 06/15/17                                       800             783
   El Paso Performance-Linked Trust
      7.750%, 07/15/11 (B)                                   725             730
   Encore Acquisition
      7.250%, 12/01/17                                       850             829
      6.000%, 07/15/15                                       750             705
   Energy Partners
      9.750%, 04/15/14                                     1,225           1,148
      7.838%, 07/15/08 (C)                                   175             158
   Forest Oil
      8.000%, 12/15/11                                     1,550           1,597
      7.250%, 06/15/19 (B)                                   860             826
   Frontier Oil
      6.625%, 10/01/11                                       400             394
   Gulfmark Offshore
      7.750%, 07/15/14                                       875             882
   Helix Energy Solutions Group
      9.500%, 01/15/16 (B)                                 2,080           2,132

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Hilcorp Energy I
      9.000%, 06/01/16 (B)                         $       1,050   $       1,068
      7.750%, 11/01/15 (B)                                 4,000           3,840
   Holly Energy Partners
      6.250%, 03/01/15                                     1,225           1,109
   Inergy L.P.
      8.250%, 03/01/16 (B)                                   350             345
      6.875%, 12/15/14                                       325             302
   Key Energy Services
      8.375%, 12/01/14 (B)                                    50              51
   MarkWest Energy Partners, Ser B
      8.750%, 04/15/18 (B)                                 2,735           2,797
      8.500%, 07/15/16                                     2,550           2,588
      6.875%, 11/01/14                                     1,325           1,249
   Newfield Exploration
      7.125%, 05/15/18                                     1,700           1,611
      6.625%, 04/15/16                                     1,735           1,592
   OPTI Canada
      8.250%, 12/15/14                                     1,885           1,876
      7.875%, 12/15/14                                       930             918
   Pacific Energy Partners
      7.125%, 06/15/14                                       225             227
      6.250%, 09/15/15                                       100              99
   Parker Drilling
      9.625%, 10/01/13                                       236             248
   Peabody Energy
      7.375%, 11/01/16                                       300             299
      6.875%, 03/15/13                                     2,700           2,707
   PetroHawk Energy
      9.125%, 07/15/13                                     2,500           2,563
      7.875%, 06/01/15 (B)                                 5,060           4,939
   Petroleum Development
      12.000%, 02/15/18 (B)                                2,125           2,247
   PetroProd
      10.850%, 05/24/13                                      800             760
   PHI
      7.125%, 04/15/13                                       125             120
   Plains Exploration & Production
      7.750%, 06/15/15                                       375             378
      7.625%, 06/01/18                                       675             675
      7.000%, 03/15/17                                       825             792
   Pride International
      7.375%, 07/15/14                                       859             857
   Quicksilver Resources
      7.750%, 08/01/15                                     3,200           3,168
      7.125%, 04/01/16                                       700             652
   Range Resources
      7.250%, 05/01/18                                       250             248
      6.375%, 03/15/15                                       350             334
   Sabine Pass LNG L.P.
      7.500%, 11/30/16                                     1,500           1,350
      7.250%, 11/30/13 (A)                                 1,400           1,274
   SandRidge Energy
      8.625%, 04/01/15 (B)                                 1,050           1,076
      8.000%, 06/01/18 (B)                                 3,530           3,548
   Seitel
      9.750%, 02/15/14                                     2,475           2,212
   SemGroup
      8.750%, 11/15/15 (B)                                 1,020             989
   SESI
      6.875%, 06/01/14                                     1,000             955


                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Southwestern Energy
      7.500%, 02/01/18 (B)                         $       1,800   $       1,852
   Swift Energy
      7.625%, 07/15/11                                     4,650           4,627
   Targa Resources
      8.500%, 11/01/13                                       225             221
   Targa Resources Partners
      8.250%, 07/01/16 (B)                                   875             844
   Tesoro
      6.625%, 11/01/15                                     1,130           1,042
      6.500%, 06/01/17                                        75              67
   Transcontinental Gas Pipe Line
      6.400%, 04/15/16 (A)                                   175             175
   United Refining
      10.500%, 08/15/12                                      675             653
   Venoco
      8.750%, 12/15/11                                     2,730           2,669
   Whiting Petroleum
      7.000%, 02/01/14                                       575             564
   Williams
      7.750%, 06/15/31                                       500             520
   Williams Partners L.P.
      7.250%, 02/01/17                                     2,410           2,410
                                                                   -------------
                                                                         140,324
                                                                   -------------
FINANCIALS -- 8.7%
   AAC Group Holding PIK
      14.750%, 10/01/12                                      726             668
   AAC Group Holding
      2.794%, 10/01/12 (D)                                 1,080           1,031
   ACE Cash Express
      10.250%, 10/01/14 (B)                                  775             581
   Alamosa Delaware
      8.500%, 01/31/12                                     1,005             995
   Algoma Acquisition
      9.875%, 06/15/15 (B)                                   500             475
   ALH Finance LLC
      8.500%, 01/15/13                                     4,175           3,820
   Alliant Holdings I
      11.000%, 05/01/15 (B)                                1,075             935
   Bank of America
      8.125%, 11/15/08 (C)                                 1,050             993
   Buffalo Thunder Development Authority
      9.375%, 12/15/14 (B)                                 2,175           1,457
   Cardtronics
      9.250%, 08/15/13 (B)                                   350             331
      9.250%, 08/15/13                                       150             142
   Cebridge PIK
      9.239%, 05/05/14                                       578             513
   Felcor Lodging L.P.
      8.500%, 06/01/11 +++                                   300             293
      4.803%, 10/31/08 +++ (C)                               225             203
   FireKeepers Development Authority
      13.875%, 05/01/15 (B)                                  625             611
   Ford Motor Credit LLC
      9.750%, 09/15/10                                     1,054             919
      8.000%, 12/15/16                                     3,050           2,217
      7.800%, 06/01/12                                     3,785           2,927
      7.375%, 02/01/11                                       300             243
      7.375%, 10/28/09                                       125             114
      7.250%, 10/25/11                                     1,290           1,000
      7.163%, 07/17/08 (C)                                 3,185           2,985

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
      7.000%, 10/01/13                             $       6,063   $       4,465
      5.460%, 07/13/08 (C)                                   300             213
      4.283%, 07/18/08 (C)                                   515             453
   GMAC LLC
      8.000%, 11/01/31                                     3,532           2,298
      7.750%, 01/19/10                                       150             128
      7.250%, 03/02/11                                       375             276
      7.000%, 02/01/12                                       100              70
      6.875%, 09/15/11                                     2,725           1,958
      6.875%, 08/28/12                                     5,415           3,708
      6.750%, 12/01/14                                     7,601           5,020
      6.625%, 05/15/12                                     1,260             864
      6.000%, 12/15/11                                       375             258
      3.926%, 08/15/08 (C)                                   375             353
   GrafTech Finance
      10.250%, 02/15/12                                      247             256
   Hawker Beechcraft Acquisition
      9.750%, 04/01/17                                        10               9
      9.750%, 04/01/17 (A)                                   875             874
   Hawker Beechcraft Acquisition PIK
      8.875%, 04/01/15 (B)                                 2,515           2,528
   Hellas Telecommunications
    Luxembourg II
      8.463%, 09/21/08 (B) (C)                             2,250           1,710
   Hexion US Finance
      9.750%, 11/15/14                                     3,500           3,168
      7.176%, 08/15/08 (C)                                   750             623
   Host Hotels & Resorts
      6.875%, 11/01/14 +++                                 1,800           1,656
   Host Marriott LP
      7.125%, 11/01/13 +++                                 1,485           1,381
   Host Marriott LP, Ser M
      7.000%, 08/15/12 +++                                   450             425
   Host Marriott LP, Ser O
      6.375%, 03/15/15 +++                                   725             642
   Host Marriott LP, Ser Q
      6.750%, 06/01/16 +++                                 1,190           1,056
   HUB International Holdings
      9.000%, 12/15/14 (B)                                 3,950           3,575
   Icahn Enterprises
      7.125%, 02/15/13                                     5,575           5,059
   iPayment
      9.750%, 05/15/14                                       750             634
   KAR Holdings
      10.000%, 05/01/15                                      975             819
      8.750%, 05/01/14                                     2,205           1,918
      6.873%, 08/01/08 (A) (C)                               800             664
   LVB Acquisition Merger PIK
      10.375%, 10/15/17 (A) (B)                            7,920           8,395
   LVB Acquisition Merger
      10.000%, 10/15/17 (B)                                   75              80
   Marlin Water Trust II
      6.310%, 07/15/03 (B) (E)                             4,200             210
   Nielsen Finance
      10.000%, 08/01/14 (B)                                  425             438
      3.259%, 08/01/11 (D)                                 1,225             842
   Nielsen Finance LLC
      10.000%, 08/01/14 (A)                                2,525           2,544
   NSG Holdings LLC
      7.750%, 12/15/25 (B)                                   475             468

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Nuveen Investments
      10.500%, 11/15/15 (B)                        $       7,445   $       6,868
   Omega Healthcare Investors
      7.000%, 01/15/16 +++                                 1,300           1,222
   Petroplus Finance
      7.000%, 05/01/17 (B)                                 3,740           3,301
      6.750%, 05/01/14 (B)                                 1,200           1,086
      6.750%, 05/01/14                                     1,125           1,015
   Pinnacle Foods Finance
      10.625%, 04/01/17 (A)                                1,650           1,320
   PXRE Capital Trust I
      8.850%, 02/01/27                                       900             860
   Realogy
      10.500%, 04/15/14                                      150             104
   Regency Energy Partners
      8.375%, 12/15/13                                     1,202           1,229
   Residential Capital LLC
      8.125%, 11/21/08                                       775             678
      5.816%, 07/17/08 (C)                                   400             288
   Rouse L.P.
      6.750%, 05/01/13 +++ (B)                               950             856
   Senior Housing Properties Trust
      7.875%, 04/15/15 +++                                   671             676
   Snoqualmie Entertainment Authority
      9.125%, 02/01/15 (B)                                 1,050             777
      6.936%, 08/01/08 (B) (C)                               300             221
   SPX
      7.625%, 12/15/14 (B)                                 1,190           1,208
   Ventas Realty L.P.
      9.000%, 05/01/12 +++                                   675             707
      7.125%, 06/01/15 +++                                   300             293
      6.750%, 04/01/17 +++                                   850             816
      6.625%, 10/15/14 +++                                   375             360
                                                                   -------------
                                                                         107,376
                                                                   -------------
HEALTH CARE -- 4.6%
   Advanced Medical Optics
      7.500%, 05/01/17                                     3,650           3,358
   Bio-Rad Laboratories
      7.500%, 08/15/13                                       175             176
      6.125%, 12/15/14                                       950             898
   Cooper
      7.125%, 02/15/15                                     4,025           3,884
   CRC Health
      10.750%, 02/01/16                                    2,100           1,722
   DaVita
      6.625%, 03/15/13                                     2,100           2,016
   FMC Finance III
      6.875%, 07/15/17                                       600             590
   Fresenius Medical Care Capital Trust IV
      7.875%, 06/15/11                                     1,050           1,087
   HCA PIK
      9.625%, 11/15/16                                     6,620           6,818
   HCA
      9.250%, 11/15/16                                    10,925          11,252
      9.125%, 11/15/14                                       655             670
      8.750%, 09/01/10                                       570             577
      6.750%, 07/15/13                                       615             540
   MedCath Holdings
      9.875%, 07/15/12 (A)                                   431             449
   NMH Holdings PIK
      9.901%, 09/15/08 (B) (C)                               699             598

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Psychiatric Solutions
      7.750%, 07/15/15                             $       2,350   $       2,327
   ReAble Therapeutics Finance
      11.750%, 11/15/14                                      850             788
      10.875%, 11/15/14 (A) (B)                            1,420           1,420
   Res-Care
      7.750%, 10/15/13                                       675             643
   Select Medical
      7.625%, 02/01/15                                       950             834
   Spheris
      11.000%, 12/15/12                                    1,400             980
   Sun Healthcare Group
      9.125%, 04/15/15                                       375             375
   Surgical Care Affiliates PIK
      8.875%, 07/15/15 (B)                                 1,415           1,238
   Tenet Healthcare
      9.250%, 02/01/15 (A)                                 4,600           4,508
      6.375%, 12/01/11 (A)                                   150             144
   United Surgical Partners International
      8.875%, 05/01/17 (A)                                 3,155           2,934
   United Surgical Partners
    International PIK
      9.250%, 05/01/17                                     2,230           2,052
   Universal Hospital Services
      6.303%, 12/01/08 (C)                                   175             164
   Universal Hospital Services PIK
      8.500%, 06/01/15                                       250             250
   US Oncology
      10.750%, 08/15/14                                      500             496
      9.000%, 08/15/12                                       900             893
   VWR Funding
      10.250%, 07/15/15                                    2,100           1,937
                                                                   -------------
                                                                          56,618
                                                                   -------------
INDUSTRIALS -- 7.3%
   ACCO Brands
      7.625%, 08/15/15                                     4,655           4,190
   ACIH
      11.500%, 12/15/12 (A) (B) (E)                        1,175             165
   Actuant
      6.875%, 06/15/17 (B)                                 3,000           2,948
   AGY Holding
      11.000%, 11/15/14 (B)                                  675             629
   Ahern Rentals
      9.250%, 08/15/13 (A)                                   850             621
   Aleris International PIK
      2.755%, 12/15/14                                       425             338
   Aleris International
      10.000%, 12/15/16 (A)                                1,900           1,392
   Alliant Techsystems
      6.750%, 04/01/16                                       500             485
   Allied Waste North America
      7.250%, 03/15/15 (A)                                   205             204
      6.500%, 11/15/10                                     3,300           3,300
      6.125%, 02/15/14 (A)                                 2,030           1,949
   Allied Waste North America, Ser B
      7.375%, 04/15/14                                       860             873
      7.125%, 05/15/16                                       545             542
   Allison Transmission
      11.000%, 11/01/15 (A) (B)                              450             403
   Allison Transmission PIK
      11.250%, 11/01/15 (A) (B)                              800             692

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   American Axle & Manufacturing
      7.875%, 03/01/17                             $       1,450   $       1,059
   American Airlines, Ser 01-1
      7.379%, 05/23/16                                        95              61
   American Railcar Industries
      7.500%, 03/01/14                                       300             279
   Ames True Temper
      10.000%, 07/15/12 (A)                                1,165             746
      6.713%, 07/15/08 (C)                                 1,345           1,157
   Aramark Services
      6.373%, 08/22/08 (C                                    350             327
   Baker & Taylor
      11.500%, 07/01/13 (B)                                  950             850
   Baldor Electric
      8.625%, 02/15/17 (A)                                 1,780           1,789
   BE Aerospace
      8.500%, 07/01/18                                     2,500           2,516
   Belden
      7.000%, 03/15/17                                       200             192
   Buhrmann US
      8.250%, 07/01/14                                     1,750           1,912
      7.875%, 03/01/15                                       625             698
   Chart Industries
      9.125%, 10/15/15                                       325             337
   Cornell
      10.750%, 07/01/12                                      500             508
   Corrections Corp of America
      7.500%, 05/01/11                                     1,000           1,005
      6.750%, 01/31/14                                       450             444
      6.250%, 03/15/13                                     2,462           2,370
   D R Horton
      5.625%, 01/15/16                                       525             410
   Delta Air Lines, Ser 2002-1
      8.300%, 12/15/29 (A)                                   925              13
   Delta Air Lines, Ser 2002-1, Cl C
      7.779%, 01/02/12 (A)                                   750             667
   Deluxe
      7.375%, 06/01/15                                       200             175
   DRS Technologies
      7.625%, 02/01/18                                       575             608
      6.875%, 11/01/13                                       300             300
      6.625%, 02/01/16                                     1,000           1,015
   Education Management LLC
      10.250%, 06/01/16 (A)                                2,475           2,277
      8.750%, 06/01/14                                       150             140
   Esco
      8.625%, 12/15/13 (B)                                   660             667
      6.651%, 09/15/08 (B) (C)                               150             141
   FTI Consulting
      7.750%, 10/01/16                                       525             538
      7.625%, 06/15/13                                       425             431
   General Cable
      7.125%, 04/01/17 (A)                                   360             343
   Indalex Holding, Ser B
      11.500%, 02/01/14 (A)                                  659             387
   Interline Brands
      8.125%, 06/15/14                                     1,040           1,003
   J.B. Poindexter
      8.750%, 03/15/14 (A)                                   425             306
   K Hovnanian Enterprises
      11.500%, 05/01/13 (B)                                   50              52

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
      8.625%, 01/15/17 (A)                         $       1,920   $       1,402
      7.500%, 05/15/16                                       600             399
      6.500%, 01/15/14                                       200             130
      6.375%, 12/15/14                                       250             163
      6.250%, 01/15/15                                       600             375
      6.250%, 01/15/16                                     1,050             651
   Kansas City Southern Railway
      8.000%, 06/01/15                                       625             631
   L-3 Communications
      5.875%, 01/15/15                                     4,261           3,930
   L-3 Communications, Ser B
      6.375%, 10/15/15                                     2,829           2,645
   Language Line
      11.125%, 06/15/12                                       50              52
   Maax Holdings
      9.750%, 06/15/12 (A) (E)                               375               8
   Meritage Homes
      6.250%, 03/15/15                                        50              40
   Mobile Mini
      6.875%, 05/01/15                                       750             645
   Mobile Services Group
      9.750%, 08/01/14                                       450             432
   Mueller Water Products
      7.375%, 06/01/17                                     1,000             855
   Nebraska Book
      8.625%, 03/15/12                                       250             206
   Neenah Foundary
      9.500%, 01/01/17                                       475             366
   Noble Group
      6.625%, 03/17/15 (B)                                   575             504
   Nortek
      8.500%, 09/01/14                                       450             288
   Northwest Airlines
      0.000%, 02/01/09 (A)                                    75              --
      0.000%, 11/15/23                                     1,200               6
      0.000%, 03/15/08                                       175               1
      0.000%, 06/01/06 (A)                                 1,575               6
   NTK Holdings
      6.716%, 09/01/09 (A) (D)                               650             296
   Ply Gem Industries
      11.750%, 06/15/13 (A) (B)                              625             573
   PNA Intermediate Holding
      9.676%, 08/15/08 (C)                                   500             500
   Propex Fabrics
      10.000%, 12/01/12 (E)                                  175               2
   Quality Distribution
      9.000%, 11/15/10                                       825             557
   Quebecor World Capital
      8.750%, 03/15/16 (A) (B) (E)                         2,300           1,104
      6.125%, 11/15/13 (A) (E)                             1,725             630
   Rainbow National Services LLC
      8.750%, 09/01/12 (B)                                 1,485           1,507
   RBS Global and Rexnord
      11.750%, 08/01/16 (A)                                1,000             960
      9.500%, 08/01/14                                       575             555
      8.875%, 09/01/16                                     2,410           2,253
   Sequa
      11.750%, 12/01/15 (B)                                  975             868
   St. Acquisition
      12.500%, 05/15/17 (A) (B)                              400             136

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Stallion Oilfield Services
      9.750%, 02/01/15 (B)                         $       3,700   $       3,145
   Standard-Pacific
      7.750%, 03/15/13                                       575             500
      7.000%, 08/15/15 (A)                                   150             124
   Sunstate Equipment
      10.500%, 04/01/13 (B)                                  690             545
   Superior Essex Communications
      9.000%, 04/15/12                                       654             667
   Terex
      8.000%, 11/15/17 (A)                                 7,585           7,527
   Titan International
      8.000%, 01/15/12                                     3,015           2,955
   TransDigm
      7.750%, 07/15/14                                     1,775           1,753
   UCI Holdings
      10.300%, 09/15/08 (C)                                  949             806
   United Air Lines
      9.125%, 01/15/12 (E)                                 1,075              --
   United Air Lines, Ser 95A1
      9.560%, 10/19/18                                       631             284
      9.020%, 04/19/12                                       405             182
   United Air Lines, Ser A
      10.670%, 05/01/04 (E)                                  525              --
   Vanguard Health Holding I
      11.684%, 10/01/15 (D)                                  600             528
   Vanguard Health Holding II
      9.000%, 10/01/14                                       400             396
   Vought Aircraft Industries
      8.000%, 07/15/11                                     2,600           2,418
                                                                   -------------
                                                                          89,960
                                                                   -------------
INFORMATION TECHNOLOGY -- 4.3%
   Activant Solutions
      9.500%, 05/01/16                                     1,500           1,185
   Advanced Micro Devices
      7.750%, 11/01/12 (A)                                 1,642           1,416
   Amkor Technology
      9.250%, 06/01/16                                     2,875           2,738
      7.125%, 03/15/11 (A)                                 1,300           1,245
   Compucom Systems
      12.500%, 10/01/15 (B)                                  900             833
   First Data
      9.875%, 09/24/15 (B)                                 2,270           1,975
      3.375%, 08/01/08                                       630             626
   Flextronics International
      6.500%, 05/15/13                                     1,300           1,242
      6.250%, 11/15/14 (A)                                 1,250           1,169
   Freescale Semiconductor PIK
      9.125%, 12/15/14 (A)                                 8,380           6,515
   Freescale Semiconductor
      8.875%, 12/15/14                                     2,210           1,796
      6.651%, 09/15/08 (C)                                   275             217
   Innophos
      8.875%, 08/15/14                                       475             475
   Iron Mountain
      8.750%, 07/15/18                                        70              72
      8.625%, 04/01/13                                     1,297           1,303
      8.000%, 06/15/20                                       775             763
      7.750%, 01/15/15                                       660             657
      6.625%, 01/01/16 (A)                                 2,720           2,544

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   MagnaChip Semiconductor
      6.875%, 12/15/11 (A)                         $         450   $         308
   Nortel Networks
      10.750%, 07/15/16                                      100              99
      10.750%, 07/15/16 (B)                                  675             668
      10.125%, 07/15/13                                      350             342
   NXP Funding LLC
      9.500%, 10/15/15 (A)                                 5,370           4,672
      7.875%, 10/15/14                                     2,300           2,116
   Open Solutions
      9.750%, 02/01/15 (B)                                 4,295           3,500
   Sanmina-SCI
      8.125%, 03/01/16                                       700             630
      5.526%, 09/15/08 (B) (C)                             1,699           1,682
      5.526%, 09/15/08 (B) (C)                             1,250           1,156
   Sensata Technologies
      8.000%, 05/01/14                                     3,375           3,105
   Smart Modular Technologies
      8.291%, 07/01/08 (C)                                 1,670           1,670
   Sungard Data Systems
      10.250%, 08/15/15 (A)                                5,975           6,005
   Viasystems
      10.500%, 01/15/11                                      425             420
                                                                   -------------
                                                                          53,144
                                                                   -------------
MATERIALS -- 8.1%
   Abitibi-Consolidated
      8.850%, 08/01/30                                       125              47
      8.550%, 08/01/10                                     2,250           1,328
   Abitibi-Consolidated of Canada
      6.000%, 06/20/13                                     1,275             574
   Airgas
      7.125%, 10/01/18 (B)                                   925             932
   AK Steel
      7.750%, 06/15/12 (A)                                 3,300           3,307
   Altos Hornos de Mexico, Ser A
      11.375%, 04/30/02 (E)                                  500             305
   Altos Hornos de Mexico, Ser B
      11.875%, 04/30/04 (E)                                  900             549
   Appleton Papers
      9.750%, 06/15/14                                     1,150           1,070
      8.125%, 06/15/11                                       175             165
   Basell AF SCA
      8.375%, 08/15/15 (B)                                 1,225             778
   Bowater
      9.500%, 10/15/12                                       500             350
   Bowater Canada Finance
      7.950%, 11/15/11                                       300             209
   BWAY
      10.000%, 10/15/10                                      674             674
   Cascades
      7.250%, 02/15/13                                       655             570
   Catalyst Paper
      8.625%, 06/15/11                                     1,033             878
      7.375%, 03/01/14                                       455             337
   CII Carbon LLC
      11.125%, 11/15/15 (B)                                  525             517
   Crown Americas
      7.750%, 11/15/15                                     1,394           1,394
   Crown Cork & Seal
      8.000%, 04/15/23                                     1,475           1,305

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Domtar
      9.500%, 08/01/16 (A)                         $         275   $         276
      7.125%, 08/15/15                                     2,025           1,928
   Evraz Group
      9.500%, 04/24/18 (B)                                 2,675           2,682
      8.875%, 04/24/13 (B)                                 1,625           1,627
   FMG Finance
      10.625%, 09/01/16 (B)                                2,385           2,778
      10.000%, 09/01/13 (B)                                  400             439
   Freeport-McMoRan Copper & Gold
      8.375%, 04/01/17                                     5,505           5,808
      8.250%, 04/01/15                                     1,135           1,193
      5.883%, 10/01/08 (C)                                 1,350           1,363
   Georgia Gulf
      9.500%, 10/15/14 (A)                                   200             150
      7.125%, 12/15/13 (A)                                   150             113
   Georgia-Pacific LLC
      8.125%, 05/15/11                                     1,140           1,126
      8.000%, 01/15/24                                     1,500           1,388
      7.700%, 06/15/15                                     2,020           1,909
      7.125%, 01/15/17 (B)                                 2,415           2,270
      7.000%, 01/15/15 (B)                                 3,050           2,866
   Glatfelter
      7.125%, 05/01/16                                     1,705           1,671
   Graham Packaging
      9.875%, 10/15/14 (A)                                 3,105           2,747
   Huntsman LLC
      11.500%, 07/15/12                                      905             939
   Huntsman International
      7.875%, 11/15/14                                     1,355           1,240
   Ineos Group Holdings PLC
      8.500%, 02/15/16 (A) (B)                             3,000           1,973
   Innophos Holdings
      9.500%, 04/15/12 (B)                                   725             718
   Intertape Polymer US
      8.500%, 08/01/14                                       475             424
   Jefferson Smurfit US
      8.250%, 10/01/12                                       175             153
   MacDermid
      9.500%, 04/15/17 (B)                                   800             724
   Methanex
      6.000%, 08/15/15                                       175             163
   Millar Western Forest Products
      7.750%, 11/15/13                                       605             393
   Millennium America
      7.625%, 11/15/26                                       175              95
   Momentive Performance Materials
      11.500%, 12/01/16 (A)                                1,950           1,453
      9.750%, 12/01/14                                        25              21
   Mosaic
      7.625%, 12/01/16 (A) (B)                             2,550           2,715
      7.375%, 12/01/14 (B)                                   650             679
   Mosaic Global Holdings
      7.300%, 01/15/28                                       350             354
   Nalco
      8.875%, 11/15/13 (A)                                 1,505           1,543
      7.750%, 11/15/11 (A)                                 2,075           2,075
   Newark Group
      9.750%, 03/15/14                                       775             519
   NewPage
      10.000%, 05/01/12                                      475             481

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Noranda Aluminium Acquisition PIK
      6.828%, 11/15/08 (C)                         $       3,690   $       3,182
   Noranda Aluminium Holdings PIK
      8.578%, 11/15/08 (C)                                   925             759
   Novelis
      7.250%, 02/15/15                                       300             284
      7.250%, 02/15/15                                     1,200           1,134
   Owens Brockway Glass Container
      8.250%, 05/15/13                                     1,295           1,327
   Packaging Dynamics Finance
      10.000%, 05/01/16 (B)                                2,495           1,659
   PNA Group
      10.750%, 09/01/16                                      925           1,087
   PolyOne
      8.875%, 05/01/12 (B)                                 1,715           1,715
      8.875%, 05/01/12 (A)                                 1,950           1,950
   Reichhold Industries
      9.000%, 08/15/14 (B)                                 1,969           1,969
   Rock-Tenn
      5.625%, 03/15/13                                     2,200           2,035
   Rockwood Specialties Group
      7.500%, 11/15/14 (A)                                 1,270           1,248
   Ryerson
      10.248%, 08/01/08 (B) (C)                              125             118
   Smurfit-Stone Container Enterprises
      8.375%, 07/01/12                                     2,470           2,167
   Solo Cup
      8.500%, 02/15/14                                       425             372
   Solutia
      7.375%, 10/15/27 (A)                                   450              --
   Steel Dynamics
      7.750%, 04/15/16 (B)                                 1,250           1,244
      7.375%, 11/01/12 (B)                                 4,295           4,295
   Stone Container Enterprises
      8.000%, 03/15/17 (A)                                 1,075             860
   Terra Capital, Ser B
      7.000%, 02/01/17                                     2,730           2,675
   Tube City IMS
      9.750%, 02/01/15                                       800             738
   United States Steel
      6.650%, 06/01/37                                       150             132
   Vedanta Resources
      9.500%, 07/18/18 (B)                                 1,350           1,343
   Verso Paper Holdings and Verson
     Paper
      11.375%, 08/01/16                                      625             592
   Vitro
      9.125%, 02/01/17                                     3,585           2,841
                                                                   -------------
                                                                         100,011
                                                                   -------------
TELECOMMUNICATION SERVICES -- 8.2%
   American Tower
      7.500%, 05/01/12                                       125             126
      7.125%, 10/15/12                                       875             884
      7.000%, 10/15/17 (B)                                   250             248
   Centennial Communications
      8.541%, 07/01/08 (C)                                   100              97
      8.125%, 02/01/14 (A)                                   975             965
   Cincinnati Bell
      7.250%, 07/15/13                                     2,970           2,896
      7.000%, 02/15/15                                       125             117

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Citizens Communications
      9.250%, 05/15/11                             $       1,775   $       1,837
      7.125%, 03/15/19                                       725             649
      6.625%, 03/15/15                                     1,480           1,343
      6.250%, 01/15/13                                       150             139
   Cricket Communications
      10.000%, 07/15/15 (A) (B)                              375             368
      9.375%, 11/01/14                                     1,750           1,684
      9.375%, 11/01/14 (A)                                 3,440           3,311
   Digicel Group PIK
      9.125%, 01/15/15 (A) (B)                             1,701           1,605
   Digicel Group
      9.250%, 09/01/12 (A) (B)                             2,545           2,618
      8.875%, 01/15/15 (A) (B)                             2,730           2,576
   Fairpoint Communications
      13.125%, 04/01/18 (B)                                3,105           3,043
   GCI
      7.250%, 02/15/14                                     1,525           1,312
   Hawaiian Telcom Communications, Ser B
      9.750%, 05/01/13 (A)                                   550             220
   Intelsat
      6.500%, 11/01/13                                     3,375           2,375
   Intelsat Bermuda
      11.250%, 06/15/16                                    2,315           2,344
      9.250%, 06/15/16                                       578             582
   iPCS PIK
      6.123%, 08/01/08 (C)                                 2,455           2,086
   iPCS
      4.998%, 08/01/08 (C)                                 1,335           1,201
   Level 3 Financing
      9.250%, 11/01/14                                     1,980           1,802
      8.750%, 02/15/17                                       825             710
      6.704%, 08/15/08 (C)                                   125             104
   Local Insight Regatta Holdings
      11.000%, 12/01/17 (B)                                1,000             690
   Lucent Technologies
      6.450%, 03/15/29                                       375             287
   MetroPCS Wireless
      9.250%, 11/01/14 (A)                                 6,090           5,861
   Nextel Communications
      6.875%, 10/31/13                                       575             486
   Nordic Telephone Holdings
      8.875%, 05/01/16 (B)                                 3,270           3,205
   Orascom Telecom Finance
      7.875%, 02/08/14 (B)                                 2,000           1,855
   PAETEC Holding
      9.500%, 07/15/15                                     4,945           4,562
   Primus Telecommunications
      8.000%, 01/15/14 (A)                                 1,650             528
   Qwest
      8.875%, 03/15/12                                     1,325           1,352
      7.875%, 09/01/11                                       300             300
      7.625%, 06/15/15                                       832             801
      7.500%, 10/01/14                                     1,205           1,160
      7.250%, 09/15/25                                       350             310
      7.250%, 10/15/35                                     1,200           1,008
      6.875%, 09/15/33                                       225             186
   Qwest Capital Funding
      7.900%, 08/15/10 (A)                                   300             299
      7.000%, 08/03/09                                       550             549

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Qwest Communications International
      7.500%, 02/15/14                             $         550   $         523
      6.176%, 08/11/08 (C)                                 2,388           2,376
   Qwest Communications International,
     Ser B
      7.500%, 02/15/14                                     4,020           3,819
   Rogers Wireless
      8.000%, 12/15/12                                        50              52
   Rural Cellular
      8.250%, 03/15/12                                     2,315           2,372
      5.682%, 09/01/08 (C)                                   845             847
   Securus Technologies
      11.000%, 09/01/11 (A)                                  100              75
   Sprint Capital
      8.750%, 03/15/32                                     1,915           1,824
      8.375%, 03/15/12                                     2,725           2,698
      7.625%, 01/30/11                                       600             590
      6.900%, 05/01/19                                     4,360           3,825
      6.875%, 11/15/28                                       300             250
   Sprint Nextel
      6.000%, 12/01/16                                       575             495
   Syniverse Technologies, Ser B
      7.750%, 08/15/13                                       150             141
   Telcordia Technologies
      10.000%, 03/15/13 (A) (B)                            1,525           1,235
   Virgin Media Finance PLC
      9.125%, 08/15/16                                       625             586
      8.750%, 04/15/14                                     2,250           2,115
   West
      11.000%, 10/15/16 (A)                                1,275           1,077
      9.500%, 10/15/14                                     3,215           2,894
   Wind Acquisition Finance
      10.750%, 12/01/15 (B)                                3,925           4,120
   Windstream
      8.625%, 08/01/16                                     5,275           5,287
      8.625%, 08/01/16 (A)                                   225             226
      8.125%, 08/01/13                                       640             638
      7.000%, 03/15/19                                     1,775           1,611
                                                                   -------------
                                                                         100,357
                                                                   -------------
UTILITIES -- 3.8%
   AES
      8.875%, 02/15/11                                     1,400           1,449
      8.750%, 05/15/13 (B)                                   505             524
      8.000%, 10/15/17                                     2,825           2,769
      8.000%, 06/01/20 (B)                                 1,900           1,834
      7.750%, 10/15/15                                       240             236
      7.750%, 03/01/14                                       150             148
   Calpine Generating
      14.320%, 10/01/08 (C) (E)                            1,600             332
   Dynegy Holdings
      6.875%, 04/01/11 (A)                                   200             198
   Edison Mission Energy
      7.625%, 05/15/27                                       925             830
      7.500%, 06/15/13                                       300             298
      7.000%, 05/15/17                                     4,005           3,745
   Energy Future Holdings
      10.875%, 11/01/17 (A) (B)                            5,785           5,843
   Ipalco Enterprises
      7.250%, 04/01/16 (B)                                   780             768
   Mirant
      0.000%, 07/15/04 (A)(E)                                450               9

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
      0.000%, 07/15/09 (E)                         $          50   $           1
      0.000%, 07/15/07 (E)                                 1,150               2
   Mirant Americas Generation LLC
      8.500%, 10/01/21                                     2,397           2,235
      8.300%, 05/01/11                                       605             625
   Mirant North America LLC
      7.375%, 12/31/13                                     2,820           2,795
   NRG Energy
      7.375%, 01/15/17                                     5,350           5,055
      7.375%, 02/01/16                                     1,766           1,662
      7.250%, 02/01/14 (A)                                 3,710           3,543
   PNM Resources
      9.250%, 05/15/15                                       375             387
   Public Service of New Mexico
      7.950%, 05/15/18                                     2,900           2,984
   Sevan Marine
      9.250%, 12/20/11                                       600             600
      1.314%, 05/14/13                                       400             372
   Sierra Pacific Resources
      7.803%, 06/15/12                                       775             806
   Sonat
      7.625%, 07/15/11                                        35              35
   Tenaska Alabama Partners
      7.000%, 06/30/21 (B)                                   330             312
   Texas Competitive Electric Holdings
      10.250%, 11/01/15 (B)                                6,180           6,058
      10.250%, 11/01/15 (B)                                  840             823
                                                                   -------------
                                                                          47,278
                                                                   -------------
Total Corporate Obligations
   (Cost $1,092,734) ($ Thousands)                                     1,002,881
                                                                   -------------
LOAN PARTICIPATIONS (C) -- 9.1%
   Advansta Communications, 2nd Lien
      7.671%, 11/30/14                                     1,250             888
   Aeroflex, Term Loan B-1
      6.375%, 08/16/14                                       647             595
   Affinion Holding PIK
      9.267%, 03/01/12                                     2,800           2,268
   Affinion Holding
      9.267%, 03/01/12                                     1,900           1,539
   Alliant Insurance Services, Term Loan B
      5.696%, 08/21/14                                     1,244           1,169
   Allison Transmission
      5.532%, 08/07/14                                     2,468           2,192
   Alltel Holdings, Term Loan B3
      5.466%, 08/07/14                                     1,684           1,675
      1.238%, 05/16/15                                       225             224
   Asurion, 2nd Lien
      9.284%, 07/07/15                                       634             584
      9.221%, 07/02/15                                       500             461
      8.948%, 07/07/15                                       866             799
      0.000%, 07/02/15 (F)                                 1,075             992
   Asurion, Term Loan B
      5.784%, 07/02/14                                     1,550           1,437
   BOC Edwards
      8.394%, 05/31/14                                       175             114
      4.644%, 05/31/14                                       149             125
      0.000%, 05/31/14 (F)                                   600             504
   Boise Paper
      12.500%, 02/22/15                                      800             768

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Boston Generating
      9.696%, 12/21/16                             $         175   $         167
   Boston Generating, 2nd Lien
      6.946%, 06/21/14                                       700             653
      0.000%, 06/19/14                                       492             459
   CCFC
      8.801%, 08/26/09                                     2,047           2,049
   Cebridge, 2nd Lien, PIK
      9.239%, 05/05/14                                     2,143           1,899
   Central Parking
      7.250%, 05/22/14                                       224             208
      7.215%, 05/22/14                                       566             525
      5.317%, 05/22/14                                       569             527
      4.946%, 05/22/14                                       896             831
   Central Parking (Synthetic)
      4.946%, 05/22/14                                       846             785
   Century Cable, Term Loan B (Escrow
     Security)
      10.250%, 06/30/09                                        3              --
   Cequel Communications, PIK
      8.974%, 05/05/14                                       800             709
   Community Health Systems
      7.756%, 07/02/14                                        73              41
      5.039%, 07/25/14                                        79              75
      5.039%, 07/02/14                                        29              28
   Community Health Systems (Delayed
     Draw)
      0.000%, 07/02/14                                        15              15
      0.000%, 07/13/14 (G)                                   124              --
   Cooper Standard, Term Loan D
      5.250%, 12/23/11                                     2,199           2,073
   DAE Aviation Holdings, Term Loan
     Asset Sales
      6.019%, 07/31/09                                       335             329
   DAE Aviation Holdings, Term Loan B1
      6.539%, 09/27/14                                       194             187
      6.519%, 09/27/14                                       166             160
   DAE Aviation Holdings, Term Loan B2
      6.539%, 09/27/14                                       357             344
   Delta, 2nd Lien
      6.149%, 04/30/14                                       223             144
   Dresser, 1st Lien
      5.554%, 05/04/14                                       467             433
   Dresser, 2nd Lien
      8.820%, 05/04/15                                     3,145           3,013
   Entegra PIK
      8.801%, 04/04/15                                       256             223
   Entegra, 3rd Lien PIK
      8.801%, 04/19/15                                     1,706           1,491
   Enterprise Group Holdings,
     Term Loan B
      7.494%, 11/08/14                                       740             727
      4.539%, 11/08/14                                       300             295
   Enterprise Group Holdings,
     Term Loan B3
      4.539%, 11/08/14                                       100              98
   First Data
      5.446%, 09/24/14                                       181             166
      5.355%, 09/24/14                                       296             274

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
      5.168%, 09/24/14                             $       1,171   $       1,078
      5.149%, 09/24/14                                     1,936           1,781
      0.000%, 09/24/14                                       275             253
   Ford, 1st Lien
      5.800%, 12/12/13                                     1,745           1,407
   Georgia Pacific
      4.684%, 02/14/13                                       370             349
   Georgia Pacific, Term Loan B
      4.727%, 02/14/13                                       991             933
   Green Valley Ranch Gaming, 2nd Lien
      5.894%, 08/06/14                                     2,000           1,267
   Hexion Specialty Chemicals, Term Loan
     C1
      4.938%, 05/05/13                                     2,521           2,287
   Hexion Specialty Chemicals, Term Loan
     C2
      5.000%, 05/05/13                                       472             428
   Iasis Health Care
      8.131%, 06/15/14                                     2,212           1,950
   Infor Global Solutions
      8.946%, 03/02/14                                       749             521
      6.539%, 07/28/12                                       877             754
      6.450%, 07/28/12                                        12              10
      0.000%, 03/02/14 (F)                                   900             628
   Intelsat Bermuda
      8.875%, 02/01/14                                     1,575           1,582
      5.200%, 02/01/14                                     3,425           3,441
   Intelsat, Term Loan B
      8.880%, 01/15/15                                     1,725           1,682
      8.500%, 01/15/15                                     1,200           1,170
   JG Wentworth, 1st Lien
      4.921%, 04/04/14                                     1,025             844
   KAR Holdings
      4.950%, 04/20/14                                     1,216           1,103
   Language Line, Term Loan B
      6.039%, 05/14/11                                     1,925           1,800
   Lyondell Chemical, Term Loan B
      7.000%, 12/20/14                                     5,155           4,484
      6.539%, 12/20/14                                       800             696
   McKechnie Aerospace
      7.700%, 05/11/15                                       700             580
      4.709%, 05/11/14                                       221             209
      4.709%, 05/11/14                                       325             307
   Metroflag, 2nd Lien
      11.481%, 01/06/09                                      300             231
   Murray, 2nd Lien
      13.875%, 01/31/11                                    2,027           1,966
   NGR Holdings, Term Loan B
      6.580%, 06/02/13                                        34              32
   Nielsen Finance LLC
      5.346%, 08/09/13                                       219             204
   Nielsen Finance (VNU)
      8.190%, 08/09/13 (F)                                   249             220
   Orbitz Worldwide
      7.837%, 07/01/14                                     1,995           1,641
      5.289%, 07/01/14                                     2,447           2,012
   Penhall
      10.132%, 03/28/12                                      709             624
   Pinnacle Foods, Term Loan B
      5.210%, 04/02/14                                       841             783
   ProQuest
      5.201%, 02/09/14                                         4               4

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
June 30, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   ProQuest, 2nd Lien
      8.395%, 02/09/16                             $       1,200   $       1,167
   Resolute, 2nd Lien
      7.410%, 06/27/13                                     1,500           1,275
   Rexnord, Term Loan B
      9.676%, 02/20/13                                     2,208           2,076
   Reynolds & Reynolds, 3rd Lien
      12.342%, 04/01/14                                    1,200           1,151
      10.301%, 04/01/14                                      500             479
      10.301%, 04/24/14                                      500             479
      10.301%, 04/01/14                                      800             767
      10.301%, 04/01/14                                    1,300           1,246
      9.883%, 04/24/14                                       700             671
   Royalty Pharmaceuticals
      7.750%, 05/15/15                                     1,175           1,122
   Simmons
      8.204%, 02/15/12                                     2,645           1,693
   Sorenson Communications, 2nd Lien
      9.789%, 02/16/14                                     2,650           2,557
      9.700%, 02/16/14                                     1,250           1,206
   Surgical Care Affiliates
      4.946%, 12/29/14                                     1,489           1,325
   TD Ameritrade Holding, Term Loan B
      4.289%, 12/31/12                                       900             868
   Texas Competitive Electric
      8.622%, 10/10/14                                       505             467
      8.396%, 10/27/14                                       448             415
      6.301%, 10/10/14                                     1,400           1,294
      6.235%, 10/10/14                                     2,590           2,394
      0.000%, 10/27/14                                       875             809
   Town Sports International
      4.313%, 08/27/13                                       248             211
   TPF Generation Holdings LLC
      6.946%, 12/15/14                                     1,750           1,579
   Tribune
      0.000%, 06/04/14                                       900             683
   Tropicana Entertainment
      8.500%, 12/31/11                                     1,421           1,369
   TXU, Term Loan B-14
      6.301%, 10/10/14                                     2,900           2,680
      5.789%, 10/10/14                                       950             878
   Univision Communications
      5.494%, 03/15/14                                       940             770
   Univision Communications
      0.000%, 03/15/14 (G)                                    60              11
   Univision Communications (Delayed Draw)
      5.039%, 09/15/14                                        86              15
      5.039%, 09/29/14                                        49              18
   Univision Communications, Term Loan B
      5.491%, 09/15/14                                        37              31
      5.039%, 09/29/14                                       222             182
      5.039%, 09/15/14                                         1               1
   Venoco
      6.688%, 05/07/14                                       375             360
   Verint Systems
      5.873%, 05/09/14                                     1,877           1,680
   WideOpenWest Finance LLC, 2nd Lien
      9.500%, 06/18/15                                         8               8

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Wind Acquisition Holdings
      12.449%, 12/21/11                            $         318   $         306
      9.984%, 12/12/11                                     2,770           2,666
      9.984%, 12/21/11                                       820             789
                                                                   -------------
Total Loan Participations
   (Cost $120,870) ($ Thousands)                                         112,221
                                                                   -------------
COLLATERALIZED DEBT OBLIGATION -- 6.1%
FINANCIALS -- 6.1%
   ARES CLO, Ser 2006-1A, Cl SUB
      0.000%, 02/24/18 (B)                                 7,000           3,779
   ARES CLO, Ser 2007-11A, Cl SUB
      0.000%, 10/11/21 (B)                                 2,400           1,392
   ARES CLO, Ser 2007-1A, Cl SUB
      0.000%, 04/16/21 (B)                                 3,800           2,090
   Babson CLO, Ser 2004-II, Cl SUB
      0.000%, 11/15/16 (B)                                 1,700             714
   Babson CLO, Ser 2007-2A, Cl D
      4.413%, 07/15/08 (B) (C)                               900             551
   Babson CLO, Ser 2007-2A, Cl INC
      1.639%, 04/15/21 (B)                                 2,500           1,277
   Battalion CLO, Ser 2007-1A, Cl E
      6.960%, 07/14/08 (B) (C)                             2,300           1,277
   Battalion CLO, Ser 2007-I, Cl SUB
      0.000%, 07/14/22 (B)                                 1,750             945
   Capitalsource Advisors, Ser 2006-1A,
    Cl SUB
      0.000%, 08/27/20 (B)                                 3,200           1,440
   Carlyle High Yield Partners CLO, Ser 2006-8A,
    Cl N
      0.000%, 05/21/21                                     3,700           1,591
   CIFC Funding, Ser 2006-I, Cl I
      0.000%, 10/20/20 (B) (C)                             2,300           1,323
   CIFC Funding, Ser 2006-II
      0.000%, 03/01/21 (B) (C)                             3,000           1,958
   CIFC Funding, Ser 2007-2A
      0.000%, 04/15/21 (B)                                 2,700           1,485
   CIFC Funding, Ser 2007-IV
      0.000%, 12/19/07                                     1,000             790
   CIT CLO, Ser 2007-1A, Cl E
      7.802%, 08/23/08 (C)                                 1,900             985
   CIT CLO, Ser 2007-1A, Cl D
      4.803%, 09/20/08 (B) (C)                             2,800           1,478
   Commercial Industrial Finance, Ser 2006-1BA
      3.631%, 09/22/08 (B) (C)                             3,150           1,801
   Commercial Industrial Finance,
    Ser 2007-1A, Cl A1LB
      3.056%, 08/21/08 (B) (C)                             3,000           2,138
   Commercial Industrial Finance, Ser 2007-3A,
    Cl B
      4.157%, 07/28/08 (B) (C)                             2,500           1,375
   Connecticut Valley Structured Credit CDO,
    Ser 2006-3A, Cl NOTE
      0.000%, 03/23/23 (B)                                 2,200             330
   Copper River CLO, Ser 2006-1A, Cl INC
      0.000%, 01/20/21 (B)                                 3,000           1,924
   De Meer Middle Market CLO, Ser 2006-1A, Cl B
      3.218%, 07/21/08 (B) (C)                             1,029             824

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
June 30, 2008

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
   De Meer Middle Market CLO, Ser 2006-1A, Cl
      INC
      0.000%, 10/20/18 (B)                         $       3,366    $      1,933
   Denali Capital CLO VII, Ser 2007-1A, Cl INC
      0.000%, 01/22/22 (B)                                 2,200           1,469
   Duane Street CLO, Ser 2007-5A, Cl SN
      0.000%, 10/14/21 (B)                                 3,300           2,040
   Gale Force CLO, Ser 2007-4A, Cl E
      9.095%, 08/20/08 (C)                                 1,100             697
   Gale Force CLO, Ser 2008-4A, Cl INC
      2.695%, 08/20/08 (C)                                 1,500             926
   Gleneagles CLO, Ser AI
      0.000%, 08/01/08 (C)*                                6,500           3,249
   GoldenTree Loan Opportunities III, Ser
      2007-3A, Cl SUB
      0.000%, 05/01/22 (B)                                 3,400           1,700
   ING Investment Management CLO I
      0.000%, 12/01/17 (B) (C)*                           12,500           5,124
   ING Investment Management CLO II
      0.000%, 08/01/20 (B) (C)*                            5,600           2,632
   Lightpoint CLO, Ser 2006-4A, Cl INC
      0.000%, 04/15/18 (B)                                 2,500             752
   Marathon CLO, Ser 2005-2A, Cl B
      3.603%, 09/22/08 (B) (C)                             1,200             922
   Marathon CLO, Ser 2005-2A, Cl INC
      0.000%, 12/20/19 (B)                                 3,000           1,954
   Marlborough Street CLO, Ser 2007-1A, Cl INC
      0.000%, 04/18/19 (B)                                 2,400           1,292
   Peritus I CDO
      0.000%, 12/19/17 (B)(J)                              3,750             563
   Peritus I CDO, Ser 2005-1A, Cl C
      9.000%, 05/24/15 (B) (J)                            13,171           8,692
   Rockwall Investors
      0.000%, 08/01/21 (B) (C)                             4,000           2,160
   Sands Point Funding, Ser 2006-1A, Cl C
      3.534%, 07/18/08 (B) (C)                               640             406
   Stanfield Bristol CLO, Ser 2005-1A, Cl SUB
      0.000%, 10/15/19 (B)                                 6,300           2,520
   Stanfield Veyron CLO, Ser 2006-1A, Cl SUB
      0.000%, 07/15/18                                     2,300           1,104
   Tralee CDO, Ser 2007-1A, Cl SUB
      0.000%, 04/16/22 (B)                                 2,700           1,350
   Whitehorse II
      0.000%, 03/15/13 (B) (C)                             3,000           1,343
                                                                   -------------
Total Collateralized Loan Obligation
   (Cost $105,455) ($ Thousands)                                          74,295
                                                                   -------------
COMMON STOCK -- 0.2%
   Armstrong World Industries                              6,237             182
   Core-Mark Holding * (A)                                13,788             361
   Dana Holding *                                         53,322             285
   Federal Mogul, Cl A *                                  34,017             550
   Huntsman                                                8,061              92
   Mirant * (A)                                            4,276             167
   Northwest Airlines *                                    1,644              11

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
   Owens Corning * (A)                                    24,229   $         552
   Shreveport Gaming Holdings                             13,948             279
   Solutia * (A)                                          26,089             334
   Winn-Dixie Stores * (A)                                 8,445             135
                                                                   -------------
Total Common Stock
   (Cost $3,466) ($ Thousands)                                             2,948
                                                                   -------------
PREFERRED STOCK -- 0.1%
   Dana, Ser B *                                             548             520
   Rural Cellular PIK *                                       --             511
                                                                   -------------
Total Preferred Stock
   (Cost $815) ($ Thousands)                                               1,031
                                                                   -------------
CONVERTIBLE BONDS -- 0.1%
   Adelphia Recovery Trust, Ser AAC-1
    (Escrow Security)
      0.000%, 02/15/04                             $         395              --
   Flextronics International CV to 64.4122
      1.000%, 08/01/10                                       905             849
   Mirant CV to 14.7167
      0.000%, 06/15/21 (A) (E)                             2,200               5
                                                                   -------------
Total Convertible Bonds
   (Cost $979) ($ Thousands)                                                 854
                                                                   -------------

                                                     Number of
                                                      Warrants
                                                   -------------
WARRANT -- 0.0%
   Grande Communications,
      Expires 04/01/11 *                                     850               9
                                                                   -------------
Total Warrant (Cost $9) ($ Thousands)                                          9
                                                                   -------------
CASH EQUIVALENT -- 1.4%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A , 2.530%++ **             17,659,706          17,660
                                                                   -------------
Total Cash Equivalent
   (Cost $17,660) ($ Thousands)                                           17,660
                                                                   -------------
AFFILIATED PARTNERSHIP -- 13.3%
   SEI Liquidity Fund, L.P. ,
      2.750%++ ** (H)                                163,431,930         163,432
                                                                   -------------
Total Affiliated Partnership
   (Cost $163,432) ($Thousands)                                          163,432
                                                                   -------------
Total Investments -- 111.8%
   (Cost $1,505,420)($Thousands) @                                 $   1,375,331
                                                                   =============

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
June 30, 2008

     Percentages are based on a Net Assets of $1,230,769 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of June 30, 2008.

++   Investment in Affiliated Security.

+++  Real Estate Investment Trust.

(A) This security or a partial position of this security is on loan at June 30, 2008. The total value of securities on loan at June 30, 2008 was $153,645 ($ Thousands).

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effects as of June 30, 2008. The date reported on the Schedule of Investments is the next reset date.

(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on June 30, 2008. The coupon on a step bond changes on a specified date.

(E)  Security in default on interest payments.

(F)  Unsettled bank loan. Interest rate not available.

(G)  Unfunded bank loan. Interest rate not available.

(H) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2008 was $163,432 ($ Thousands).

(I) This security is being held in lieu of possible future payments for a default resolution.

(J) Securities considered illiquid. The total value of such securities as of June 30, 2008 was $26,921 ($ Thousands) and represents 2.19% of Net Assets.

CDO -- Collateralized Debt Obligation

Cl -- Class

CLO -- Collateralized Loan Obligation

CV -- Convertible Security

LLC -- Limited Liability Company

L.P. -- Limited Partnership

MTN -- Medium Term Note

PIK -- Payment-in-Kind

PIPE -- Private Investment in Public Entity

Ser -- Series

Amounts designated as "--" are $O or have been rounded to $O

@ At June 30, 2008, the tax basis cost of the Fund's investments was $1,505,420 ($ Thousands), and the unrealized appreciation and depreciation were $7,570 ($ Thousands) and $(137,659) ($ Thousands), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

              SEI Institutional Managed Trust / Quarterly Report / June 30, 2008

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                 SEI Institutional Managed Trust


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ----------------------------------
                                             Robert A. Nesher, President & CEO

Date: August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ----------------------------------
                                             Robert A. Nesher, President & CEO

Date: August 29, 2008


By (Signature and Title)*                    /s/ Stephen F. Panner
                                             ----------------------------------
                                             Stephen F. Panner, Controller & CFO

Date: August 29, 2008